     As filed with the Securities and Exchange Commission on July 31, 2002

                                               File Nos. 333-92935 and 811-09729

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [x]
                           Post-Effective Amendment No. 16                   [x]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [x]
                                Amendment No. 16                             [x]

                       (Check appropriate box or boxes)

                                iShares(R) Trust
                                ----------------

               (Exact Name of Registrant as Specified in Charter)

                       c/o Investors Bank & Trust Company
                              200 Clarendon Street
                               Boston, MA  02116
                               -----------------

               (Address of Principal Executive Office)(Zip Code)

      Registrant's Telephone Number, including Area Code:  (415) 597-2000

                         The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801
                    (Name and Address of Agent for Service)

                                With Copies to:
         W. JOHN MCGUIRE, ESQ.                   RICHARD MORRIS, ESQ.
         MORGAN, LEWIS & BOCKIUS LLP             BARCLAYS GLOBAL INVESTORS, N.A.
         111 Pennsylvania Ave., NW               45 FREMONT STREET
         WASHINGTON, DC  20004                   SAN FRANCISCO, CA  94105

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to    [X] On August 1, 2002 pursuant to
    paragraph (b)                              paragraph (b)
[ ] 60 days after filing pursuant to       [ ] On (date) pursuant to paragraph
    paragraph (a)(1)                           (a)(1)
[ ] 75 days after filing pursuant to       [ ] On (date) pursuant to paragraph
    paragraph (a)(2)                           (a)(2) of Rule 485
If appropriate, check the following box:

[ ] The post-effective amendment designates a new effective date for a previously filed post-effective amendment iShares(R) iShares Trust

The iShares Trust consists of over 50 separate investment portfolios called "Funds." Each Fund described herein seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index compiled by one of two "Index Providers":
Standard & Poor's (a division of The McGraw-Hill Companies, Inc.) and Frank Russell Company. Barclays Global Fund Advisors is the advisor to each Fund.

iShares Trust is a registered investment company. The shares of iShares Trust Funds, called "iShares," are listed and traded on national and foreign exchanges (each, a "Listing Exchange"). Market prices for iShares may be different from their net asset value ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems iShares at NAV only in large blocks of 50,000 iShares or multiples thereof ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, iShares are not redeemable securities.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                        Prospectus dated August 1, 2002

   Table of Contents

 Details on          Overview............................................    1
  Investing
  in iShares
                     Introduction........................................    1
                     Investment Objective................................    1
                     Principal Investment Strategies.....................    1
                     Replication.........................................    2
                     Representative Sampling.............................    2
                     Correlation.........................................    2
                     Industry Concentration Policy.......................    2
 Details on the      Principal Risk Factors Common to All Funds..........    2
  Risks of Investing
  in iShares
                     Market Risk.........................................    2
                     Trading Risk........................................    2
                     Asset Class Risk....................................    3
                     Tracking Error Risk.................................    3
                     Market Trading Risks................................    3
                     Passive Investments.................................    3
                     Lack of Governmental Insurance or Guarantee.........    3
                     Concentration.......................................    4
                     Derivatives.........................................    4
 Details on Each     Description of iShares S&P Index Funds..............    5
  iShares Fund
                     iShares S&P 100 Index Fund..........................    6
                     iShares S&P 500 Index Fund..........................    9
                     iShares S&P 500/BARRA Growth Index Fund.............   12
                     iShares S&P 500/BARRA Value Index Fund..............   15
                     iShares S&P MidCap 400 Index Fund...................   18
                     iShares S&P MidCap 400/BARRA Growth Index Fund......   21
                     iShares S&P MidCap 400/BARRA Value Index Fund.......   24
                     iShares S&P SmallCap 600 Index Fund.................   27
                     iShares S&P SmallCap 600/BARRA Growth Index Fund....   30
                     iShares S&P SmallCap 600/BARRA Value Index Fund.....   33
                     iShares S&P Global 100 Index Fund...................   36
                     iShares S&P Global Energy Sector Index Fund.........   39
                     iShares S&P Global Financials Sector Index Fund.....   42
                     iShares S&P Global Healthcare Sector Index Fund.....   45
                     iShares S&P Global Technology Sector Index Fund.....   48
                     iShares S&P Global Telecommunications Sector Index
                      Fund...............................................   51
                     iShares S&P Europe 350 Index Fund...................   54
                     iShares S&P/TSE 60 Index Fund.......................   57
                     iShares S&P Latin America 40 Index Fund.............   60
                     iShares S&P/TOPIX 150 Index Fund....................   62
                     Description of iShares Russell Index Funds..........   64
                     iShares Russell 3000 Index Fund.....................   65
                     iShares Russell 3000 Growth Index Fund..............   68
                     iShares Russell 3000 Value Index Fund...............   71
                     iShares Russell 2000 Index Fund.....................   74


--------------------------------------------------------------------------------

                                                                          page i

                     iShares Russell 2000 Growth Index Fund..............   77
                     iShares Russell 2000 Value Index Fund...............   80
                     iShares Russell 1000 Index Fund.....................   83
                     iShares Russell 1000 Growth Index Fund..............   86
                     iShares Russell 1000 Value Index Fund...............   89
                     iShares Russell Midcap Index Fund...................   92
                     iShares Russell Midcap Growth Index Fund............   94
                     iShares Russell Midcap Value Index Fund.............   96
 Details on          Management..........................................   98
  Management and
  Operations
                     Investment Advisor..................................   98
                     Administrator, Custodian, Transfer Agent and
                      Securities Lending Agent...........................   99
 Details on Buying   Shareholder Information.............................   99
  and
  Selling iShares
                     Buying and Selling iShares..........................   99
                     Book Entry..........................................   99
                     iShare Prices.......................................   99
                     Determining NAV.....................................  100
                     Dividends and Distributions.........................  100
                     Taxes...............................................  100
                     Taxes on Distributions..............................  100
                     Taxes when iShares are Sold.........................  101
                     Creations and Redemptions...........................  101
                     iShares Transaction Fees............................  101
                     Possible Claim......................................  103
                     Distribution........................................  103
                     Financial Highlights................................  104
                     Index Providers.....................................  114
                     Disclaimers.........................................  115
                     Supplemental Information............................  118
                     Premium/Discount Information (Unaudited)............  118
                     Total Return Information............................  135


--------------------------------------------------------------------------------
                                                                         iShares


page ii

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in iShares. It contains important facts about the iShares Trust as a whole and each Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an "index fund" which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index") developed by one of the following Index Providers:

    Standard & Poor's, a division of The McGraw-Hill Companies, Inc., provides financial, economic and investment information and analytical services to the financial community.

    Frank Russell Company is an investment services firm that offers a variety of investment management products and services.

Barclays Global Fund Advisors ("BGFA"), the advisor to each Fund, is a subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA and its affiliates are not affiliated with either of the Index Providers.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of iShares Funds sections provide important information about each Fund, including a brief description of its Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular security, nor does it attempt to apply any economic, financial or market analysis.

Indexing may eliminate some of the risks of active management, such as poor stock selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund will invest at least 90% of its total assets in the securities of its Underlying Index or in American Depository Receipts ("ADRs") based on securities in the Underlying Index. A Fund may hold up to 10% of its total assets in securities not included in its Underlying Index. For example, BGFA may invest in securities not included in the relevant Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the relevant Underlying Index (such as reconstitutions, additions and deletions). A Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents.

--------------------------------------------------------------------------------

iShares Overview

BGFA uses two basic indexing strategies -- Replication and Representative Sampling -- as described below. The Description of iShares Funds sections indicate the strategy of each Fund.

Replication

"Replication" is investing in substantially all of the securities in the relevant Underlying Index in approximately the same proportions as in the Underlying Index.

Representative Sampling

"Representative Sampling" is investing in a representative sample of securities in the Underlying Index, which have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called "tracking error." A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication.

Industry Concentration Policy

No Fund will concentrate its investments (i.e., hold 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors Common to all Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of such Fund. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund's NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund's NAV in response to market movements, and over longer periods during market downturns.

Trading Risk

While the creation/redemption feature of iShares is designed to make it likely that iShares will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from net asset value.

--------------------------------------------------------------------------------
                                                                         iShares

Asset Class Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Tracking Error Risk

Factors such as the fees and expenses of a Fund, imperfect correlation between a Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may affect BGFA's ability to achieve close correlation with the Underlying Index of each Fund. Each Fund's returns may therefore deviate from those of its Underlying Index.

Market Trading Risks

Absence of Prior Active Market

    Although the iShares are listed for trading on the American Stock Exchange LLC ("AMEX"), New York Stock Exchange, Inc. ("NYSE"), Chicago Board Options Exchange ("CBOE"), and are listed and traded on other U.S. and foreign exchanges, there can be no assurance that an active trading market for iShares will develop or be maintained.

Lack of Market Liquidity

    Trading in iShares may be halted because of market conditions or for reasons that, in the view of the Listing Exchange, make trading in iShares inadvisable. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the iShares of any Fund will continue to be met or will remain unchanged.

iShares May Trade at Prices Other than NAV

    iShares may trade at, above or below their NAV. The NAV of iShares will fluctuate with changes in the market value of a Fund's holdings. The trading prices of iShares will fluctuate in accordance with changes in their NAVs as well as market supply and demand. However, given that iShares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAVs of iShares should not be sustained.

    Additional principal risks associated with investing in iShares of a particular Fund are discussed in the Description of iShares Funds sections.

Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in the securities included in its Underlying Index regardless of their investment merit. BGFA does not attempt to individually select securities or to take defensive positions in declining markets.

Lack of Governmental Insurance or Guarantee

An investment in the Funds is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------

iShares Overview

Concentration

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those securities and be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

--------------------------------------------------------------------------------
                                                                         iShares

Description of iShares Funds

iShares S&P Index Funds

..  iShares S&P 100 Index Fund

..  iShares S&P 500 Index Fund

..  iShares S&P 500/BARRA Growth Index Fund

..  iShares S&P 500/BARRA Value Index Fund

..  iShares S&P MidCap 400 Index Fund

..  iShares S&P MidCap 400/BARRA Growth Index Fund

..  iShares S&P MidCap 400/BARRA Value Index Fund

..  iShares S&P SmallCap 600 Index Fund

..  iShares S&P SmallCap 600/BARRA Growth Index Fund

..  iShares S&P SmallCap 600/BARRA Value Index Fund

..  iShares S&P Global 100 Index Fund

..  iShares S&P Global Energy Sector Index Fund

..  iShares S&P Global Financials Sector Index Fund

..  iShares S&P Global Healthcare Sector Index Fund

..  iShares S&P Global Technology Sector Index Fund

..  iShares S&P Global Telecommunications Sector Index Fund

..  iShares S&P Europe 350 Index Fund

..  iShares S&P/TSE 60 Index Fund

..  iShares S&P Latin America 40 Index Fund

..  iShares S&P/TOPIX 150 Index Fund

"Standard & Poor's(R)," "S&P(R)," "S&P500(R)," "Standard & Poor's 500," "S&P 500 Index," "S&P MidCap 400 Index," "S&P SmallCap 600 Index," "S&P 500/BARRA Growth Index," "Standard & Poor's 500/BARRA Growth Index," "S&P 500/BARRA Value Index," "Standard & Poor's 500/BARRA Value Index," "S&P MidCap 400/BARRA Growth Index," "S&P MidCap 400/BARRA Value Index," "S&P SmallCap 600/BARRA Growth Index," "S&P SmallCap 600/BARRA Value Index," "S&P 100 Index," "S&P Global 100 Index," "S&P Global Energy Sector Index(R)," "S&P Global Financials Sector Index(R)," "S&P Global Healthcare Sector Index(R)," "S&P Global Information Technology Sector Index(R)," "S&P Global Telecommunications Sector Index(R)," "S&P Europe 350 Index," "S&P/TSE 60 Index," "S&P Latin America 40 Index" and "S&P/TOPIX 150 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use for certain purposes by BGI. The Funds that are based on S&P indices are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in iShares. "TSE" is a trademark of the Toronto Stock Exchange.

--------------------------------------------------------------------------------

iShares S&P Index Funds
iShares S&P 100 Index Fund

Cusip: 464287101
CBOE Trading Symbol: OEF
Underlying Index: Standard & Poor's 100 Index

Investment Objective

The iShares S&P 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's 100 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large capitalization sector of the U.S. equity market. It is a subset of the Standard & Poor's 500 Index and consists of blue chip stocks from diverse industries in the Standard & Poor's 500 Index. As of May 31, 2002, the Index represented approximately 40% of the market capitalization of listed U.S. equities. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (13.39)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -15.56%. The best calendar quarter return during the period shown above was 9.94% in the 4th quarter of 2001; the worst was -15.39% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                          One    Since Fund
                                                         Year   Inception/1/
                                                        ------- ------------
Fund:
   Return Before Taxes                                  -13.99%   -16.56%
   Return After Taxes on Distributions/2/               -14.34%   -16.90%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            -8.53%   -13.36%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                              -13.81%   -16.45%

--------
1  Inception date: 10/23/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

iShares S&P 100 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are listed on the CBOE.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.20%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.20%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    **  Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $20                 $64                        $113                         $255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,654,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,654,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $5,935 if the Creation Unit is redeemed after one year, $17,601 if the Creation Unit is redeemed after three years, $30,414 if the Creation Unit is redeemed after five years, and $68,231 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares
iShares S&P 500 Index Fund

Cusip: 464287200
AMEX Trading Symbol: IVV
Underlying Index: Standard & Poor's 500 Index

Investment Objective

The iShares S&P 500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's 500 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Fund uses a Replication strategy to try to track the Index, which, as of May 31, 2002, included approximately 79% of the market capitalization of all publicly traded U.S. equity securities. The stocks in the Index are selected according to the total market value of their outstanding shares.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------

iShares S&P 500 Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (11.96)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -13.19%. The best calendar quarter return during the period shown above was 10.63% in the 4th quarter of 2001; the worst was -14.68% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                          One    Since Fund
                                                         Year   Inception/1/
                                                        ------- ------------
Fund:
   Return Before Taxes                                  -11.96%   -12.39%
   Return After Taxes on Distributions/2/               -12.36%   -12.75%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            -7.29%    -9.99%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                              -11.89%   -12.35%

--------
1  Inception date: 5/15/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.09%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.09%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $10                 $30                         $53                         $121

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $5,361,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,361,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $6,942 if the Creation Unit is redeemed after one year, $17,564 if the Creation Unit is redeemed after three years, $29,256 if the Creation Unit is redeemed after five years, and $63,893 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P 500 Index Fund
iShares S&P 500/BARRA Growth
Index Fund

Cusip: 464287309
AMEX Trading Symbol: IVW
Underlying Index: Standard & Poor's 500/BARRA Growth Index

Investment Objective

The iShares S&P 500/BARRA Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's 500/BARRA Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large-capitalization growth sector of the U.S. equity market. It is a subset of the Standard & Poor's 500 Index and consists of those companies with the highest price-to-book ratios in the Standard & Poor's 500 Index, representing approximately 50% of the market capitalization of the Standard & Poor's 500 Index. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.
.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (12.88)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -16.99%. The best calendar quarter return during the period shown above was 12.97% in the 4th quarter of 2001; the worst was -17.43% in the 1st quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                  -12.88%    -17.66%
   Return After Taxes on Distributions/2/               -13.11%    -17.87%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            -7.84%    -14.05%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                              -12.73%    -17.56%

--------
1  Inception date: 5/22/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

iShares S&P 500/BARRA Growth Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the
         Creation Transaction Fees
         and Redemption Transaction Fees discussion below)             None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                              0.18%
         Distribution and Service (12b-1) Fees                         None
         Other Expenses***                                             None
  -------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                               0.18%
  -------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $18                 $58                        $101                         $230

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,677,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,677,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $5,434 if the Creation Unit is redeemed after one year, $16,026 if the Creation Unit is redeemed after three years, $27,665 if the Creation Unit is redeemed after five years, and $62,038 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

-------------------------------------------------------------------------------
                                                                        iShares
iShares S&P 500/BARRA Value
Index Fund

Cusip: 464287408
AMEX Trading Symbol: IVE
Underlying Index: Standard & Poor's 500/BARRA Value Index

Investment Objective

The iShares S&P 500/BARRA Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's 500/BARRA Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large capitalization value sector of the U.S. equity market. It is a subset of the Standard & Poor's 500 Index and consists of those stocks with the lowest price-to-book ratios in the Standard & Poor's 500 Index, representing approximately 50% of the market capitalization of the Standard & Poor's 500 Index. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------

iShares S&P 500/BARRA Value Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (11.85)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -9.54%. The best calendar quarter return during the period shown above was 7.91% in the 4th quarter of 2001; the worst was -16.23% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                  -11.85%     -3.71%
   Return After Taxes on Distributions/2/               -12.34%     -4.28%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            -7.21%     -3.23%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                              -11.71%     -3.58%

--------
1  Inception date: 5/22/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.18%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.18%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $18                 $58                        $101                         $230

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,661,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit $2,661,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $6,402 if the Creation Unit is redeemed after one year, $16,928 if the Creation Unit is redeemed after three years, $28,492 if the Creation Unit is redeemed after five years, and $62,647 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P 500/BARRA Value Index Fund
iShares S&P MidCap 400 Index Fund

Cusip: 464287507
AMEX Trading Symbol: IJH
Underlying Index: Standard & Poor's MidCap 400 Index

Investment Objective

The iShares S&P MidCap 400 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's MidCap 400 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index, which, as of May 31, 2002, included approximately 6% of the market capitalization of all U.S. equity securities. The stocks in the Index have a market capitalization between $1 billion and $5 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.

.. Mid-capitalization companies normally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                               2001/1/    (0.68)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -3.35%. The best calendar quarter return during the period shown above was 18.00% in the 4th quarter of 2001; the worst was -16.59% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                   -0.68%     6.92%
   Return After Taxes on Distributions/2/                -1.01%     6.51%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            -0.43%     5.35%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                               -0.60%     7.08%

--------
1  Inception date: 5/22/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

iShares S&P MidCap 400 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.20%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.20%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $20                 $64                        $113                         $255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $5,289,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,289,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,330 if the Creation Unit is redeemed after one year, $35,574 if the Creation Unit is redeemed after three years, $61,103 if the Creation Unit is redeemed after five years, and $136,451 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares
iShares S&P MidCap 400/BARRA
Growth Index Fund

Cusip: 464287606
AMEX Trading Symbol: IJK
Underlying Index: Standard & Poor's MidCap 400/BARRA Growth Index

Investment Objective

The iShares S&P MidCap 400/BARRA Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's MidCap 400/BARRA Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the Standard & Poor's 400 Index and consists of those companies with the highest price-to-book ratios within the Standard & Poor's 400 Index, representing approximately 50% of the market capitalization of the Standard & Poor's 400 Index. The Index consists of stocks from a broad range of industries. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.

.. Mid-capitalization companies normally have less diverse product lines than large- capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------

iShares S&P MidCap 400/BARRA Growth Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (8.23)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -10.16%. The best calendar quarter return during the period shown above was 21.81% in the 4th quarter of 2001; the worst was -20.21% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                   -8.23%    -11.35%
   Return After Taxes on Distributions/2/                -8.26%    -11.45%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            -5.01%     -9.07%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                               -7.97%    -11.03%

--------
1  Inception date: 7/24/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $26                 $80                        $141                         $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $5,622,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,622,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $14,888 if the Creation Unit is redeemed after one year, $45,745 if the Creation Unit is redeemed after three years, $79,604 if the Creation Unit is redeemed after five years, and $179,367 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P MidCap 400/BARRA Growth Index Fund iShares S&P MidCap 400/BARRA
Value Index Fund

Cusip: 464287705
AMEX Trading Symbol: IJJ
Underlying Index: Standard & Poor's MidCap 400/BARRA Value Index

Investment Objective

The iShares S&P MidCap 400/BARRA Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's MidCap 400/BARRA Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Standard & Poor's 400 Index and consists of those companies with the lowest price-to-book ratios within the Standard & Poor's 400 Index, representing approximately 50% of the market capitalization of the Standard & Poor's MidCap 400 Index. The Index consists of stocks from a broad range of industries. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.

.. Mid-capitalization companies normally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                               2001/1/     7.05%
--------
1 The Fund's total return for the six months ended June 30, 2002 was 3.29%. The best calendar quarter return during the period shown above was 14.55% in the 4th quarter of 2001; the worst was -13.06% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                   7.05%      18.22%
   Return After Taxes on Distributions/2/                6.53%      17.55%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            4.28%      14.32%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                               7.14%      18.41%

--------
1  Inception date: 7/24/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

iShares S&P MidCap 400/BARRA Value Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $26                 $80                        $141                         $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $4,927,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,927,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,858 if the Creation Unit is redeemed after one year, $40,899 if the Creation Unit is redeemed after three years, $70,571 if the Creation Unit is redeemed after five years, and $157,995 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares
iShares S&P SmallCap 600 Index Fund

Cusip: 464287804
AMEX Trading Symbol: IJR
Underlying Index: Standard & Poor's SmallCap 600 Index

Investment Objective

The iShares S&P Small Cap 600 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's SmallCap 600 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of publicly traded securities in the small-capitalization sector of the U.S. equity market. The Fund uses a Representative sampling strategy to try to track the Index, which, as of May 31, 2002, included approximately 3% of the market capitalization of the U.S. equity market. The stocks in the Index:

.. Have been traded for at least six months;

.. Have a price greater than $1 on any three or more business days during a 12-month period;

.. Have an annualized turnover exceeding 20% of shares outstanding with not more than 50% of the shares owned by a single shareholder; and

.. Have a bid-asked spread of 5% or less.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Small-capitalization companies may be less financially secure than larger, more established companies.

.. Small-capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel loss.

.. Small-capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Small-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------

iShares S&P SmallCap 600 Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                               2001/1/      6.35%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -0.08%. The best calendar quarter return during the period shown above was 20.62% in the 4th quarter of 2001; the worst was -16.86% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                   6.35%      11.75%
   Return After Taxes on Distributions/2/                6.10%      11.25%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            3.84%       9.19%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                               6.54%      11.97%

--------
1  Inception date: 5/22/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.20%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.20%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $20                 $64                        $113                         $255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $6,057,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,057,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $14,901 if the Creation Unit is redeemed after one year, $41,516 if the Creation Unit is redeemed after three years, $70,748 if the Creation Unit is redeemed after five years, and $157,026 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P SmallCap 600 Index Fund
iShares S&P SmallCap 600/BARRA
Growth Index Fund

Cusip: 464287887
AMEX Trading Symbol: IJT
Underlying Index: Standard & Poor's SmallCap 600/BARRA Growth Index

Investment Objective/Approach

The iShares S&P SmallCap 600/BARRA Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's SmallCap 600/BARRA Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the Standard & Poor's 600 Index and consists of those companies with the highest price-to-book ratios within the Standard & Poor's 600 Index, representing approximately 50% of the market capitalization of the Standard & Poor's SmallCap 600 Index. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Small-capitalization companies may be less financially secure than larger, more established companies.

.. Small-capitalization companies may depend on a small number of key personnel and thus are more vulnerable to personnel losses.

.. Small-capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Small-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (1.38)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -5.78%. The best calendar quarter return during the period shown above was 20.28% in the 4th quarter of 2001; the worst was -17.28% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                   -1.38%     -4.69%
   Return After Taxes on Distributions/2/                -1.43%     -4.92%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            -0.85%     -3.86%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                               -1.18%     -4.42%

--------
1  Inception date: 7/24/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

iShares S&P SmallCap 600/BARRA Growth Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $26                 $80                        $141                         $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $750 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $3,861,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $750 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,861,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $10,630 if the Creation Unit is redeemed after one year, $31,820 if the Creation Unit is redeemed after three years, $55,070 if the Creation Unit is redeemed after five years, and $123,577 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares
iShares S&P SmallCap 600/BARRA
Value Index Fund

Cusip: 464287879
AMEX Trading Symbol: IJS
Underlying Index: Standard & Poor's SmallCap 600/BARRA Value Index

Investment Objective

The iShares S&P SmallCap 600/BARRA Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's SmallCap 600/BARRA Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the small-capitalization value sector of the U.S. equity market. It is a subset of the Standard & Poor's 600 Index and consists of those companies with the lowest price-to-book ratios in the Standard & Poor's SmallCap 600 Index, representing approximately 50% of the market capitalization of the Standard & Poor's SmallCap 600 Index. The Fund uses a Representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Small-capitalization companies may be less financially secure than larger, more established companies.

.. Small-capitalization companies may depend on a small number of essential personnel and are thus more vulnerable to personnel losses.

.. Small-capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Small-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. Value stocks can continue to be inexpensive for long periods and may not ever realize their full value.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------

iShares S&P SmallCap 600/BARRA Value Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                               2001/1/     12.61%
--------
1 The Fund's total return for the six months ended June 30, 2002 was 5.35%. The best calendar quarter return during the period shown above was 20.82% in the 4th quarter of 2001; the worst was -16.52% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                   12.61%     18.35%
   Return After Taxes on Distributions/2/                12.28%     17.84%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                             7.66%     14.50%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                               13.10%     18.70%

--------
1  Inception date: 7/24/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $26                 $80                        $141                         $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,750 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $4,723,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,750 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,723,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,833 if the Creation Unit is redeemed after one year, $39,750 if the Creation Unit is redeemed after three years, $68,186 if the Creation Unit is redeemed after five years, and $151,973 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P SmallCap 600/BARRA Value Index Fund iShares S&P Global 100 Index Fund

Cusip: 464287572
AMEX Trading Symbol: IOO
Underlying Index: Standard & Poor's Global 100 Index

Investment Objective

The iShares S&P Global 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Global 100 Index (the "Index").

Principal Investment Strategy

The Index is designed to measure the performance of large trans-national companies that are of major importance in the global markets. It is a subset of the Standard & Poor's Global 1200 Index and contains 100 common stocks, screened for sector representation, liquidity and size. The market capitalization of constituent companies is adjusted to reflect only those shares that are available to foreign investors. The Fund uses a Representative Sampling strategy to try to track the Index.

As of May 31, 2002, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Finland, France, Germany, Great Britain, Italy, Japan, Mexico, Netherlands, Spain, Sweden, Switzerland and the United States.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency of a foreign market depreciates against the US dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

 . Less liquid and less efficient securities markets;

 . Greater price volatility;

 . Exchange rate fluctuations and exchange controls;

 . Less publicly available information about issuers;

 . The imposition of withholding or other taxes;

 . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

 . Higher transaction and custody costs and delays in attendant settlement procedures;

 . Difficulties in enforcing contractual obligations;

 . Lesser levels of regulation of the securities markets;

 . Different accounting, disclosure and reporting requirements;

 . More substantial government involvement in the economy;

 . Higher rates of inflation;

 . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (14.90)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -14.66%. The best calendar quarter return during the period shown above was 9.89% in the 4th quarter of 2001; the worst was -14.50% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                          One    Since Fund
                                                         Year   Inception/1/
                                                        ------- ------------
Fund:
   Return Before Taxes                                  -14.90%   -17.06%
   Return After Taxes on Distributions/2/               -15.25%   -17.39%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            -9.08%   -13.79%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                              -14.05%   -15.88%

--------
1  Inception date: 12/5/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

iShares S&P Global 100 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the NYSE.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.40%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.40%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $41                $128                        $224                         $505

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,658,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,658,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,870 if the Creation Unit is redeemed after one year, $36,134 if the Creation Unit is redeemed after three years, $61,588 if the Creation Unit is redeemed after five years, and $136,201 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares
iShares S&P Global Energy Sector
Index Fund

Cusip: 464287341
AMEX Trading Symbol: IXC
Underlying Index: Standard & Poor's Global Energy Sector Index

Investment Objective

The iShares S&P Global Energy Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Global Energy Sector Index (the "Index").

Principal Investment Strategy

The Index has been developed by Standard & Poor's. The Index measures the performance of companies that Standard & Poor's deems to be part of the energy sector of the economy and that Standard & Poor's believes are important to global markets. It is a subset of the Standard & Poor's Global 1200 Index. Component companies include oil equipment and services, oil exploration and production, and oil refineries. As of May 31, 2002, the Index was comprised of stocks of companies in the following countries: Australia, Brazil, Canada, France, Great Britain, Italy, Japan, Netherlands, Spain, and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Since the Fund attempts to track an index representing a single sector of the economy the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the US Dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

 . Less liquid and less efficient securities markets;

 . Greater price volatility;

--------------------------------------------------------------------------------

iShares S&P Global Energy Sector Index Fund

 . Exchange rate fluctuations and exchange controls;

 . Less publicly available information about issuers;

 . The imposition of withholding or other taxes;

 . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

 . Higher transaction and custody costs and delays in attendant settlement procedures;

 . Difficulties in enforcing contractual obligations;

 . Lesser levels of regulation of the securities markets;

 . Different accounting, disclosure and reporting requirements;

 . More substantial government involvement in the economy;

 . Higher rates of inflation;

 . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.65%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.65%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $66                $208                        $364                         $817

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $600 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,678,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $600 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,678,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $18,385 if the Creation Unit is redeemed after one year, $56,309 if the Creation Unit is redeemed after three years, $97,605 if the Creation Unit is redeemed after five years and $217,626 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P Global Energy Sector Index Fund iShares S&P Global Financials Sector
Index Fund

Cusip: 464287333
AMEX Trading Symbol: IXG
Underlying Index: Standard & Poor's Global Financials Sector Index

Investment Objective

The iShares S&P Global Financials Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Global Financials Sector Index (the "Index").

Principal Investment Strategy

The Index has been developed by Standard & Poor's. The Index measures the performance of companies that Standard & Poor's deems to be part of the financial sector of the economy and that Standard & Poor's believes are important to global markets. It is a subset of the Standard & Poor's Global 1200 Index. Component companies include major banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations, and securities brokers. As of May 31, 2002, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Bermuda, Brazil, Canada, Denmark, France, Germany, Great Britain, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, Singapore, Spain, Sweden, Switzerland and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Since the Fund attempts to track an index representing a single sector of the economy, the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the US Dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers only. The principal risk factors, which could decrease the value of your investment, are listed and described below:

 . Less liquid and less efficient securities markets;

--------------------------------------------------------------------------------
                                                                         iShares

 . Greater price volatility;

 . Exchange rate fluctuations and exchange controls;

 . Less publicly available information about issuers;

 . The imposition of withholding or other taxes;

 . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

 . Higher transaction and custody costs and delays in attendant settlement procedures;

 . Difficulties in enforcing contractual obligations;

 . Lesser levels of regulation of the securities markets;

 . Different accounting, disclosure and reporting requirements;

 . More substantial government involvement in the economy;

 . Higher rates of inflation;

 . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

--------------------------------------------------------------------------------

iShares S&P Global Financials Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.65%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.65%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $66                $208                        $364                         $817

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,200 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,694,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $4,200 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,694,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $22,067 if the Creation Unit is redeemed after one year, $60,167 if the Creation Unit is redeemed after three years, $101,654 if the Creation Unit is redeemed after five years and $222,231 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares
iShares S&P Global Healthcare Sector
Index Fund

Cusip: 464287325
AMEX Trading Symbol: IXJ
Underlying Index: Standard & Poor's Global Healthcare Sector Index

Investment Objective

The iShares S&P Global Healthcare Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Global Healthcare Sector Index (the "Index").

Principal Investment Strategy

The Index has been developed by Standard & Poor's. The Index measures the performance of companies that Standard & Poor's deems to be a part of the healthcare sector of the economy and that Standard & Poor's believes are important to global markets. It is a subset of the Standard & Poor's Global 1200 Index. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. As of May 31, 2002, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Great Britain, Japan, Switzerland and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific To The Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Since the Fund attempts to track an index representing a single sector of the economy, the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the US Dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers only. The principal risk factors, which could decrease the value of your investment, are listed and described below:

 . Less liquid and less efficient securities markets;

 . Greater price volatility;

--------------------------------------------------------------------------------

iShares S&P Global Healthcare Sector Index Fund

 . Exchange rate fluctuations and exchange controls;

 . Less publicly available information about issuers;

 . The imposition of withholding or other taxes;

 . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

 . Higher transaction and custody costs and delays in attendant settlement procedures;

 . Difficulties in enforcing contractual obligations;

 . Lesser levels of regulation of the securities markets;

 . Different accounting, disclosure and reporting requirements;

 . More substantial government involvement in the economy;

 . Higher rates of inflation;

 . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.65%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.65%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $66                $208                        $364                         $817

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $700 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,296,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $700 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,296,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $15,944 if the Creation Unit is redeemed after one year, $48,540 if the Creation Unit is redeemed after three years, $83,846 if the Creation Unit is redeemed after five years and $186,719 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P Global Healthcare Sector Index Fund iShares S&P Global
Technology Sector Index Fund

Cusip: 464287291
AMEX Trading Symbol: IXN
Underlying Index: Standard & Poor's Global Information Technology Sector Index

Investment Objective

The iShares S&P Global Technology Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Global Information Technology Sector Index (the "Index").

Principal Investment Strategy

The Index has been developed by Standard & Poor's. The Index measures the performance of companies that Standard & Poor's deems to be part of the information technology sector of the economy and that Standard & Poor's believes are important to global markets. It is a subset of the Standard & Poor's Global 1200 Index. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. As of May 31, 2002, the Index was comprised of stocks of companies in the following countries: Canada, Finland, France, Germany, Great Britain, Japan, Korea, Netherlands, Singapore, Spain, Sweden, Taiwan and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Since the Fund attempts to track an index representing a single sector of the economy, the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the US Dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers only. The principal risk factors, which could decrease the value of your investment, are listed and described below:

 . Less liquid and less efficient securities markets;

--------------------------------------------------------------------------------
                                                                         iShares

 . Greater price volatility;

 . Exchange rate fluctuations and exchange controls;

 . Less publicly available information about issuers;

 . The imposition of withholding or other taxes;

 . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

 . Higher transaction and custody costs and delays in attendant settlement procedures;

 . Difficulties in enforcing contractual obligations;

 . Lesser levels of regulation of the securities markets;

 . Different accounting, disclosure and reporting requirements;

 . More substantial government involvement in the economy;

 . Higher rates of inflation;

 . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

--------------------------------------------------------------------------------

iShares S&P Global Technology Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.65%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.65%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $66                $208                        $364                         $817

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,400 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,187,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $1,400 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,187,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $15,919 if the Creation Unit is redeemed after one year, and $46,878 if the Creation Unit is redeemed after three years, $80,590 if the Creation Unit is redeemed after five years and $178,569 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares
iShares S&P Global Telecommunications
Sector Index Fund

Cusip: 464287275
AMEX Trading Symbol: IXP
Underlying Index: Standard & Poor's Global Telecommunications Sector Index

Investment Objective

The iShares S&P Global Telecommunications Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Global Telecommunications Sector Index (the "Index").

Principal Investment Strategy

The Index has been developed by Standard & Poor's. The Index measures the performance of companies that Standard & Poor's deems to be part of the telecommunications sector of the economy and that Standard & Poor's believes are important to global markets. It is a subset of the Standard & Poor's Global 1200 Index. Component companies include diversified communication carriers and wireless communications companies. As of May 31, 2002, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Brazil, Canada, Denmark, Finland, France, Germany, Great Britain, Hong Kong, Italy, Japan, Mexico, Netherlands, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Since the Fund attempts to track an index representing a single sector of the economy, the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the US Dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers only. The principal risk factors, which could decrease the value of your investment, are listed and described below:

 . Less liquid and less efficient securities markets;

--------------------------------------------------------------------------------

iShares S&P Global Telecommunications Sector Index Fund

 . Greater price volatility;

 . Exchange rate fluctuations and exchange controls;

 . Less publicly available information about issuers;

 . The imposition of withholding or other taxes;

 . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

 . Higher transaction and custody costs and delays in attendant settlement procedures;

 . Difficulties in enforcing contractual obligations;

 . Lesser levels of regulation of the securities markets;

 . Different accounting, disclosure and reporting requirements;

 . More substantial government involvement in the economy;

 . Higher rates of inflation;

 . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war;

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.65%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.65%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $66                $208                        $364                         $817

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $900 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,013,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $900 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,013,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $14,266 if the Creation Unit is redeemed after one year, $42,769 if the Creation Unit is redeemed after three years, $73,805 if the Creation Unit is redeemed after five years and $164,008 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P Global Telecommunications Sector Index Fund iShares S&P Europe 350 Index Fund

Cusip: 464287861
AMEX Trading Symbol: IEV
Underlying Index: Standard & Poor's Europe 350 Index

Investment Objective

The iShares S&P Europe 350 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Europe 350 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The market capitalization of constituent companies is adjusted to reflect only those stocks that are available to foreign investors. The stocks in the Index are chosen for market size, liquidity, industry group representation and geographic diversity. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency of a foreign market depreciates against the US dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component European countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

 . Less liquid and less efficient securities markets;

 . Greater price volatility;

 . Exchange rate fluctuations and exchange controls;

 . Less publicly available information about issuers;

 . The imposition of withholding or other taxes;

 . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

 . Higher transaction and custody costs and delays in attendant settlement procedures;

 . Difficulties in enforcing contractual obligations;

 . Lesser levels of regulation of the securities markets;

 . Different accounting, disclosure and reporting requirements;

 . More substantial government involvement in the economy;

 . Higher rates of inflation;

 . Greater social, economic and political uncertainty.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (20.06)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -4.28%. The best calendar quarter return during the period shown above was 9.39% in the 4th quarter of 2001; the worst was -15.82% in the 1st quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                  -20.06%    -17.46%
   Return After Taxes on Distributions/2/               -20.53%    -17.86%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                           -12.21%    -14.03%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                              -19.58%    -16.80%

--------
1  Inception date: 7/25/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

iShares S&P Europe 350 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $61                $192                        $335                         $750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $12,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,934,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $12,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,934,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $29,921 if the Creation Unit is redeemed after one year, $68,163 if the Creation Unit is redeemed after three years, $109,844 if the Creation Unit is redeemed after five years, and $231,192 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares
iShares S&P/TSE 60 Index Fund

Cusip: 464287853
AMEX Trading Symbol: IKC
Underlying Index: Standard & Poor's/TSE 60 Index

Investment Objective

The iShares S&P/TSE 60 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's/TSE 60 Index (the "Index"). "TSE" is a trademark of the Toronto Stock Exchange.

Principal Investment Strategy

The Index measures the performance of the largest publicly traded stocks in Canada. The Index is maintained by the Standard & Poor's Canadian Policy Committee, which is comprised of representatives of Standard & Poor's and the TSE. The market capitalization of constituent companies is adjusted to reflect only those stocks that are available for investment by the public. The Fund uses a Representative Sampling strategy to try to track the Index. The stocks in the Index are chosen for market size, liquidity and industry group representation.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2002, the Index was concentrated in information technology, which comprised 11.72% of its market capitalization (based on the composition of the Index).

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Since the TSE is open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency of a foreign market depreciates against the US dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on the TSE, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

 . Less liquid and less efficient securities markets;

 . Greater price volatility;

 . Exchange rate fluctuations and exchange controls;

 . Less publicly available information about issuers;

 . The imposition of withholding or other taxes;

 . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

 . Higher transaction and custody costs and delays in attendant settlement procedures;

 . Different accounting, disclosure and reporting requirements;

 . More substantial government involvement in the economy;

 . Higher rates of inflation.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------

iShares S&P/TSE 60 Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (16.58)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was 3.86%. The best calendar quarter return during the period shown above was 10.26% in the 4th quarter of 2001; the worst was -17.35% in the 1st quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                  -16.58%    -15.53%
   Return After Taxes on Distributions/2/               -16.90%    -16.01%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                           -10.10%    -12.52%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                              -13.63%    -15.64%

--------
1  Inception date: 6/12/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.50%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.50%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $51                $160                        $280                         $628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard transaction fee of $1,250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,263,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,263,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,816 if the Creation Unit is redeemed after one year, $37,532 if the Creation Unit is redeemed after three years, $64,523, if the Creation Unit is redeemed after five years, and $143,372 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P/TSE 60 Index Fund
iShares S&P Latin America 40 Index Fund

Cusip: 464287390
AMEX Trading Symbol: ILF
Underlying Index: Standard & Poor's Latin America 40 Index

Investment Objective

The iShares S&P Latin America 40 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Latin America 40 Index (the "Index").

Principal Investment Strategy

The Index has been developed by Standard & Poor's. It is comprised of selected equities trading on the exchanges of four countries. The Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the index. The Fund uses a Representative Sampling strategy to try to track the Index. The Fund expects to invest in American Depository Receipts ("ADRs") instead of directly holding stocks of companies from Argentina, Brazil and Chile. ADRs are receipts, typically issued by a bank or trust company, that evidence ownership of underlying stocks issued by non-US companies.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A "non-diversified" fund generally will hold fewer securities than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political, or regulatory occurrence.

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities market of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

 . Less liquid and less efficient securities markets;

 . Greater price volatility;

 . Exchange rate fluctuations and exchange controls;

 . Less publicly available information about issuers;

 . The imposition of withholding or other taxes;

 . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

 . Higher transaction and custody costs and delays in attendant settlement procedures;

 . Difficulties in enforcing contractual obligations;

 . Lesser levels of regulation of the securities markets;

 . Different accounting, disclosure and reporting requirements;

 . More substantial government involvement in the economy;

 . Higher rates of inflation;

 . Greater social, economic and political uncertainty.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.50%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.50%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $51                $160                        $280                         $628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $450 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,380,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $450 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,380,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,615 if the Creation Unit is redeemed after one year, $38,613 if the Creation Unit is redeemed after three years, $67,004 if the Creation Unit is redeemed after five years and $149,942 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P Latin America 40 Index Fund
iShares S&P/TOPIX 150 Index Fund

Cusip: 464287382
AMEX Trading Symbol: ITF
Underlying Index: Standard & Poor's/TOPIX 150 Index

Investment Objective

The iShares S&P/TOPIX 150 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's/Tokyo Stock Price Index ("TOPIX") 150 Index (the "Index").

Principal Investment Strategy

The Index has been developed by Standard & Poor's. The Index is comprised of approximately 70% of the market value of the Japanese equity market. The Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A "non-diversified" fund generally will hold fewer securities than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political, or regulatory occurrence.

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of US dollars, you may lose money if you invest in the Fund if the local currency of a foreign market depreciates against the US dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of US issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

 . Less liquid and less efficient securities markets;

 . Greater price volatility;

 . Exchange rate fluctuations and exchange controls;

 . Less publicly available information about issuers;

 . The imposition of withholding or other taxes;

 . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

 . Higher transaction and custody costs and delays in attendant settlement procedures;

 . Difficulties in enforcing contractual obligations;

 . Lesser levels of regulation of the securities markets;

 . Different accounting, disclosure and reporting requirements;

 . More substantial government involvement in the economy;

 . Higher rates of inflation;

 . Greater social, economic and political uncertainty.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.50%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.50%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $51                $160                        $280                         $628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 150,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $12,051,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $3,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $12,051,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $64,595 if the Creation Unit is redeemed after one year, $196,226 if the Creation Unit is redeemed after three years, $339,971 if the Creation Unit is redeemed after five years and $759,897 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares S&P/TOPIX 150 Index Fund

Description of iShares Funds

iShares Russell Index Funds

.. iShares Russell 3000 Index Fund

.. iShares Russell 3000 Growth Index Fund

.. iShares Russell 3000 Value Index Fund

.. iShares Russell 2000 Index Fund

.. iShares Russell 2000 Growth Index Fund

.. iShares Russell 2000 Value Index Fund

.. iShares Russell 1000 Index Fund

.. iShares Russell 1000 Growth Index Fund

.. iShares Russell 1000 Value Index Fund

.. iShares Russell Midcap Index Fund

.. iShares Russell Midcap Growth Index Fund

.. iShares Russell Midcap Value Index Fund


Frank Russell Company, Russell 1000(R) Index, Russell 2000(R) Index, Russell 3000(R) Index, Russell 1000(R) Value Index, Russell 1000(R) Growth Index, Russell 2000(R) Value Index, Russell 2000(R) Growth Index, Russell 3000(R) Value Index, Russell 3000(R) Growth Index, Russell Midcap Index, Russell Midcap Growth Index and Russell Midcap Value Index are trademarks of Frank Russell Company and have been licensed for use for certain purposes by BGI. The Funds that are based on the Russell indices are not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation regarding the advisability of investing in iShares.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Russell 3000 Index Fund

Cusip: 464287689
AMEX Trading Symbol: IWV
Underlying Index: Russell 3000 Index

Investment Objective

The iShares Russell 3000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the broad U.S. equity market. The Fund uses a Replication strategy to try to track the Index, which, as of May 31, 2002, included approximately 98% of the investable U.S. equity market. The Index is a capitalization-weighted index of the largest public companies domiciled in the U.S. and its territories.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------

iShares Russell 3000 Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (11.78)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -12.30%. The best calendar quarter return during the period shown above was 11.44% in the 4th quarter of 2001; the worst was -15.63% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                          One    Since Fund
                                                         Year   Inception/1/
                                                        ------- ------------
Fund:
   Return Before Taxes                                  -11.78%    -9.93%
   Return After Taxes on Distributions/2/               -12.13%   -10.26%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            -7.18%    -8.05%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                              -11.46%    -9.68%

--------
1  Inception date: 5/22/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.20%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.20%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $20                 $64                        $113                         $255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,992,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,992,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $17,604 if the Creation Unit is redeemed after one year, $30,705 if the Creation Unit is redeemed after three years, $45,094 if the Creation Unit is redeemed after five years, and $87,563 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Russell 3000 Index Fund
iShares Russell 3000 Growth Index Fund

Cusip: 464287671
AMEX Trading Symbol: IWZ
Underlying Index: Russell 3000 Growth Index

Investment Objective

The iShares Russell 3000 Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the growth sector of the U.S. equity broad market. It is a subset of the Russell 3000 Index, representing, as of May 31, 2002, approximately 46% of the total market capitalization of the Russell 3000 Index. The Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (19.96)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was 20.61%. The best calendar quarter return during the period shown above was 15.47% in the 4th quarter of 2001; the worst was -20.49% in the 1st quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                          One    Since Fund
                                                         Year   Inception/1/
                                                        ------- ------------
Fund:
   Return Before Taxes                                  -19.96%   -30.02%
   Return After Taxes on Distributions/2/               -20.08%   -30.10%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                           -12.16%   -23.65%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                              -19.63%   -29.87%

--------
1  Inception date: 7/24/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

iShares Russell 3000 Growth Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $26                 $80                        $141                         $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $7,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $1,783,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $7,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,783,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,545 if the Creation Unit is redeemed after one year, $21,294 if the Creation Unit is redeemed after three years, $31,991 if the Creation Unit is redeemed after five years, and $63,509 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Russell 3000 Value Index Fund

Cusip: 464287663
AMEX Trading Symbol: IWW
Underlying Index: Russell 3000 Value Index

Investment Objective

The Russell 3000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the value sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index, representing, as of May 31, 2002, approximately 54% of the total market capitalization of the Russell 3000 Index. The Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------

iShares Russell 3000 Value Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (4.62)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -4.02%. The best calendar quarter return during the period shown above was 7.83% in the 4th quarter of 2001; the worst was -11.13% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                   -4.62%     3.12%
   Return After Taxes on Distributions/2/                -5.24%     2.40%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            -2.81%     2.14%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                               -4.33%     3.38%

--------
1  Inception date: 7/24/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $26                 $80                        $141                         $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $8,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $3,605,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $8,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,605,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $17,206 if the Creation Unit is redeemed after one year, $36,951 if the Creation Unit is redeemed after three years, $58,616 if the Creation Unit is redeemed after five years, and $122,451 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Russell 3000 Value Index Fund
iShares Russell 2000 Index Fund

Cusip: 464287655
AMEX Trading Symbol: IWM
Underlying Index: Russell 2000 Index
-----------------------------

Investment Objective

The iShares Russell 2000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index (the "Index").

Principal Investment Strategy

The Index measures the performances of the small-capitalization sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index, which, as of May 31, 2002, included approximately 8% of the total market capitalization of the Russell 3000 Index. The Index is a capitalization-weighted index of the approximately 2000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Small-capitalization companies may be less financially secure than larger, more established companies.

.. Small-capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

.. Small-capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Small-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                               2001/1/     1.96%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -4.76%. The best calendar quarter return during the period shown above was 20.78% in the 4th quarter of 2001; the worst was -20.88% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                    1.96%      3.05%
   Return After Taxes on Distributions/2/                 1.51%      2.55%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                             1.18%      2.19%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                                2.49%      3.64%

--------
1  Inception date: 5/22/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

iShares Russell 2000 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.20%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.20%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $26                 $80                        $141                         $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $7,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $4,858,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $7,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,858,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $17,434 if the Creation Unit is redeemed after one year, $38,755 if the Creation Unit is redeemed after three years, $62,172 if the Creation Unit is redeemed after five years, and $131,286 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Russell 2000 Growth Index Fund

Cusip: 464287648
AMEX Trading Symbol: IWO
Underlying Index: Russell 2000 Growth Index

Investment Objective

The iShares Russell 2000 Growth Index Fund seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index, representing, as of May 31, 2002, approximately 44% of the total market capitalization of the Russell 2000 Index. The Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

.. Small-capitalization companies may be less financially secure than larger, more established companies.

.. Small-capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

.. Small-capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Small-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------

iShares Russell 2000 Growth Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (9.82)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -17.38%. The best calendar quarter return during the period shown above was 25.68% in the 4th quarter of 2001; the worst was -28.14% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                   -9.82%    -20.92%
   Return After Taxes on Distributions/2/                -9.89%    -20.99%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            -5.98%    -16.59%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                               -9.23%    -20.54%

--------
1  Inception date: 7/24/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $26                 $80                        $141                         $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,610,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,610,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,667 if the Creation Unit is redeemed after one year, $25,967 if the Creation Unit is redeemed after three years, $41,657 if the Creation Unit is redeemed after five years, and $87,887 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


--------------------------------------------------------------------------------

iShares Russell 2000 Growth Index Fund
iShares Russell 2000 Value Index Fund

Cusip: 464287630
AMEX Trading Symbol: IWN
Underlying Index: Russell 2000 Value Index

Investment Objective

The iShares Russell 2000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the small-capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000 Index, representing, as of May 31, 2002, approximately 56% of the total market capitalization of the Russell 2000 Index. The Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

.. Small-capitalization companies may be less financially secure than larger, more established companies.

.. Small-capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

.. Small-capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Small-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                               2001/1/     13.42%
--------
1 The Fund's total return for the six months ended June 30, 2002 was 7.10%. The best calendar quarter return during the period shown above was 16.34% in the 4th quarter of 2001; the worst was -13.43% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                   13.42%     18.78%
   Return After Taxes on Distributions/2/                12.56%     17.88%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                             8.14%     14.64%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                               14.02%     19.38%

--------
1  Inception date: 7/24/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

iShares Russell 2000 Value Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $26                 $80                        $141                         $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $7,045,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $7,045,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $23,018 if the Creation Unit is redeemed after one year, $61,662 if the Creation Unit is redeemed after three years, $104,065 if the Creation Unit is redeemed after five years, and $229,001 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Russell 1000 Index Fund

Cusip: 464287622
AMEX Trading Symbol: IWB
Underlying Index: Russell 1000 Index

Investment Objective

The iShares Russell 1000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Fund uses a Replication strategy to try to track the Index, which includes approximately 80% of the market capitalization of all publicly traded U.S. equity securities. The Index is a capitalization-weighted index of the approximately 1,000 largest companies in the Russell 3000 Index, which, as of May 31, 2002, represents approximately 92% of the total market capitalization of the Russell 3000 Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------

iShares Russell 1000 Growth Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (12.59)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -12.87%. The best calendar quarter return during the period shown above was 10.99% in the 4th quarter of 2001; the worst was -15.24% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                  -12.59%    -12.63%
   Return After Taxes on Distributions/2/               -12.99%    -12.99%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            -7.67%    -10.18%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                              -12.45%    -12.49%

--------
1  Inception date: 5/15/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.15%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.15%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $15                 $48                         $85                         $192

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,841,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $4,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,841,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $8,359 if the Creation Unit is redeemed after one year, $17,721 if the Creation Unit is redeemed after three years, $28,012 if the Creation Unit is redeemed after five years, and $58,441 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Russell 1000 Growth Index Fund
iShares Russell 1000 Growth Index Fund

Cusip: 464287614
AMEX Trading Symbol: IWF
Underlying Index: Russell 1000 Growth Index

Investment Objective

The iShares Russell 1000 Growth Index Fund seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 1000 Index, representing, as of May 31, 2002, approximately 47% of the total market capitalization of the Russell 1000 Index. The Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (20.63)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -20.84%. The best calendar quarter return during the period shown above was 14.93% in the 4th quarter of 2001; the worst was -20.90% in the 1st quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                  -20.63%    -23.61%
   Return After Taxes on Distributions/2/               -20.77%    -23.74%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                           -12.57%    -18.61%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                              -20.42%    -23.44%

--------
1  Inception date: 5/22/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

iShares Russell 1000 Growth Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.20%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.20%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $20                 $64                        $113                         $255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,221,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,221,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $6,546 if the Creation Unit is redeemed after one year, $16,302 if the Creation Unit is redeemed after three years, $27,017 if the Creation Unit is redeemed after five years, and $58,642 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Russell 1000 Value Index Fund

Cusip: 464287598
AMEX Trading Symbol: IWD
Underlying Index: Russell 1000 Value Index

Investment Objective

The iShares Russell 1000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large-capitalization value sector of the U.S. equity market. It is a subset of the Russell 1000 Index, representing, as of May 31, 2002, approximately 53% of the total market capitalization of the Russell 1000 Index. The Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------

iShares Russell 1000 Value Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (5.73)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -4.88%. The best calendar quarter return during the period shown above was 7.32% in the 4th quarter of 2001; the worst was -10.97% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                   -5.73%     0.86%
   Return After Taxes on Distributions/2/                -6.32%     0.29%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            -3.50%     0.41%
Index (Index returns do not reflect deductions for
 fees, expenses, or taxes)                               -5.59%     1.01%

--------
1  Inception date: 5/22/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.20%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.20%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $20                 $64                        $113                         $255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,795,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $3,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,795,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $8,719 if the Creation Unit is redeemed after one year, $20,994 if the Creation Unit is redeemed after three years, $34,475 if the Creation Unit is redeemed after five years, and $74,266 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Russell 1000 Value Index Fund
iShares Russell Midcap Index Fund

Cusip: 464287499
AMEX Trading Symbol: IWR
Underlying Index: Russell Midcap Index

Investment Objective

The iShares Russell Midcap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index (the "Index").

Principal Investment Strategy

The Index is a capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000 Index, representing, as of May 31, 2002, 25% of the total market capitalization of the Russell 1000 Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.

.. Mid-capitalization companies normally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.20%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.20%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $20                 $64                        $113                         $255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,952,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $3,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,952,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $9,190 if the Creation Unit is redeemed after one year, $22,155 if the Creation Unit is redeemed after three years, $36,393 if the Creation Unit is redeemed after five years, and $78,418 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Russell Midcap Index Fund
iShares Russell Midcap Growth
Index Fund

Cusip: 464287481
AMEX Trading Symbol: IWP
Underlying Index: Russell Midcap Growth Index

Investment Objective

The iShares Russell Midcap Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing, as of May 31, 2002, approximately 34% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.

Principal Risks Specific to the Fund

.. Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.

.. Mid-capitalization companies normally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $26                 $80                        $141                         $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,600 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $3,228,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $1,600 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,228,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $9,859 if the Creation Unit is redeemed after one year, $27,572 if the Creation Unit is redeemed after three years, $47,008 if the Creation Unit is redeemed after five years, and $104,275 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Russell Midcap Growth Index Fund iShares Russell Midcap Value Index Fund

Cusip: 464287473
AMEX Trading Symbol: IWS
Underlying Index: Russell Midcap Value Index

Investment Objective

The iShares Russell Midcap Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing, as of May 31, 2002, approximately 66% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.

.. Mid-capitalization companies normally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.25%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.25%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $26                 $80                        $141                         $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,400 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $4,162,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $2,400 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,162,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,946 if the Creation Unit is redeemed after one year, $35,780 if the Creation Unit is redeemed after three years, $60,834 if the Creation Unit is redeemed after five years, and $134,655 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Russell Midcap Value Index Fund

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team-approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

For the fiscal year ended March 31, 2002, BGFA received fees from each Fund based on rates of each Fund's average daily net assets, as shown in the following table.

iShares Index Fund                                       Management Fee
------------------                                       --------------
iShares S&P 100 Index Fund                                    0.20%
iShares S&P 500 Index Fund                                    0.09%
iShares S&P 500/BARRA Growth Index Fund                       0.18%
iShares S&P 500/BARRA Value Index Fund                        0.18%
iShares S&P MidCap 400 Index Fund                             0.20%
iShares S&P MidCap 400/BARRA Growth Index Fund                0.25%
iShares S&P MidCap 400/BARRA Value Index Fund                 0.25%
iShares S&P SmallCap 600 Index Fund                           0.20%
iShares S&P SmallCap 600/BARRA Growth Index Fund              0.25%
iShares S&P SmallCap 600/BARRA Value Index Fund               0.25%
iShares S&P Global 100 Index Fund                             0.40%
iShares S&P Global Energy Sector Index Fund                   0.65%
iShares S&P Global Financials Sector Index Fund               0.65%
iShares S&P Global Healthcare Sector Index Fund               0.65%
iShares S&P Global Technology Index Fund                      0.65%
iShares S&P Global Telecommunications Sector Index Fund       0.65%
iShares S&P Europe 350 Index Fund                             0.60%
iShares S&P/TSE 60 Index Fund                                 0.50%
iShares S&P Latin America 40 Index Fund                       0.50%
iShares S&P/TOPIX 150 Index Fund                              0.50%
iShares Russell 3000 Index Fund                               0.20%
iShares Russell 3000 Growth Index Fund                        0.25%
iShares Russell 3000 Value Index Fund                         0.25%
iShares Russell 2000 Index Fund                               0.20%
iShares Russell 2000 Growth Index Fund                        0.25%
iShares Russell 2000 Value Index Fund                         0.25%
iShares Russell 1000 Index Fund                               0.15%
iShares Russell 1000 Growth Index Fund                        0.20%
iShares Russell 1000 Value Index Fund                         0.20%
iShares Russell Midcap Index Fund                             0.20%
iShares Russell Midcap Growth Index Fund                      0.25%
iShares Russell Midcap Value Index Fund                       0.25%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world's largest investment advisor of institutional investment assets. As of May 31, 2002, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $785 billion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds portfolios may also invest.

--------------------------------------------------------------------------------
                                                                         iShares

Administrator, Custodian, Transfer Agent and Securities Lending Agent

Investors Bank & Trust Company ("Investors Bank") is the administrator, custodian, transfer agent and securities lending agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell iShares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website www.iShares.com.

Buying and Selling iShares

iShares trade on an auction or negotiated market on the Listing Exchange during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. iShares may trade on a Listing Exchange until 4:15 (Eastern time) every day the Listing Exchange is open. There is no minimum investment. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.

iShares may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

iShares trade under the ticker symbols listed in this Prospectus.

Each Listing Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including iShares. The Funds may invest in shares of money market funds affiliated with BGFA.

Book Entry

iShares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding iShares of each Fund and is recognized as the owner of all iShares for all purposes.

Investors owning iShares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form.

iShare Prices

The trading prices of iShares on the Listing Exchange may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors. In addition, in the case of a fund that invests in securities that primarily trade on a foreign exchange, since such foreign exchange may be open on days when the Fund or a Listing Exchange is closed, shareholders may not be able to purchase or redeem iShares from the Fund or buy or sell iShares on the Listing Exchange on days when the NAV of the Fund is significantly affected by events in foreign markets.

--------------------------------------------------------------------------------

iShares Shareholder Information

                                                                        page 99t

The approximate value of iShares of each Fund will be disseminated by the Listing Exchange (except the iShares S&P Europe 350 Index Fund, iShares S&P/TSE 60 Index Fund, iShares S&P Global 100 Index Fund, iShares S&P Latin America 40 Index Fund, and the iShares S&P/TOPIX 150 Index Fund) every fifteen seconds. The approximate values of iShares of the iShares S&P Europe 350 Index Fund, the iShares S&P/TSE 60 Index Fund, iShares S&P Global 100 Index Fund, iShares S&P Latin America 40 Index Fund and the iShares S&P/TOPIX 150 Index Fund will be provided by Bloomberg. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of any Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.

Determining NAV

Investors Bank calculates each Fund's NAV in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00 p.m. Eastern time) every day the American Stock Exchange is open. The formula calls for deducting all of a Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities' fair value in accordance with guidelines approved by the Trust's Board of Trustees.

Dividends and Distributions

Each Fund pays out dividends to investors at least annually. All the Funds distribute their net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in iShares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

Unless your investment in iShares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

.. Each Fund makes distributions, and

.. You sell iShares.

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid at least annually by each fund. In general, your distributions are subject to federal income tax for the year when they are paid. Certain dividends paid in January, however, may be treated as paid in the prior year. A distribution may be taxable to you as ordinary income or as capital gain.

Dividends paid out of a Fund's net investment income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the iShares.

Dividends and interest received by each Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of the iShares S&P Europe 350 Index Fund, the iShares S&P/TSE 60 Index Fund, the iShares S&P Global 100 Index Fund, iShares Latin America 40 Index Fund and the iShares S&P/TOPIX 150 Index Fund will almost certainly consist of foreign stocks or securities, those Funds intend to "pass through" to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you

--------------------------------------------------------------------------------
                                                                         iShares
will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

Taxes when iShares are Sold

Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term capital gain or loss if iShares have been held for more than one year and as short-term capital gain or loss if iShares have been held for one year or less.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of iShares. Consult your personal tax adviser about the potential tax consequences of an investment in iShares under all applicable tax laws.

Creations and Redemptions

The iShares that trade on a Listing Exchange are "created" at their NAV by market makers, large investors and institutions in block-size Creation Units of 50,000 iShares or more. Each "creator" enters into an authorized participant agreement with SEI Investment Distribution Co., the Funds' distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units, generally 50,000 iShares.

Similarly, iShares can only be redeemed in a specified number of Creation Units, generally 50,000 iShares, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form proscribed in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC Participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations ("Participant Agreement"). Information about the procedures regarding creation and redemption of Creation Units is included in the Statement of Additional Information.

Because new iShares may created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case. Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with iShares that are part of an "unsold allotment" within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act.

iShares Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares. Purchasers and redeemers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in kind for each Fund are listed below. The

--------------------------------------------------------------------------------

iShares Shareholder Information
standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The creation and redemption transaction fees for creations and redemptions
(i) for domestic Funds made through DTC and (ii) for all Funds made for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee". In addition, purchasers of iShares in Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. Redeemers of iShares in Creation Units are responsible for the costs of transferring the Fund Securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of May 31, 2002, the approximate cost of one Creation Unit per Fund, including the creation transaction fee.

                                            Approximate
                                            Value of a
                                             Creation    Standard     Maximum
                                               Unit      Creation/   Creation/
                                             as of May  Redemption  Redemption
                                                31,     Transaction Transaction
Name of Fund                                   2002         Fee         Fee
------------                                ----------- ----------- -----------
iShares S&P 100 Index Fund                  $ 2,654,500   $   500     $ 2,000
iShares S&P 500 Index Fund                  $ 5,361,000   $ 2,000     $ 8,000
iShares S&P 500/BARRA Growth Index Fund     $ 2,677,000   $   500     $ 2,000
iShares S&P 500/BARRA Value Index Fund      $ 2,661,000   $ 1,500     $ 6,000
iShares S&P MidCap 400 Index Fund           $ 5,289,500   $ 1,500     $ 6,000
iShares S&P MidCap 400/BARRA Growth Index
 Fund                                       $ 5,622,000   $   500     $ 2,000
iShares S&P MidCap 400/BARRA Value Index
 Fund                                       $ 4,927,500   $ 1,250     $ 5,000
iShares S&P SmallCap 600 Index Fund         $ 6,057,500   $ 2,500     $10,000
iShares S&P SmallCap 600/BARRA Growth
 Index Fund                                 $ 3,861,000   $   750     $ 3,000
iShares S&P SmallCap 600/BARRA Value Index
 Fund                                       $ 4,723,000   $ 1,750     $ 7,000
iShares S&P Global 100 Index Fund           $ 2,658,500   $ 2,000     $ 8,000
iShares S&P Global Energy Sector Index
 Fund                                       $ 2,678,500   $   600     $ 2,400
iShares S&P Global Financials Sector Index
 Fund                                       $ 2,694,500   $ 4,200     $16,800
iShares S&P Global Healthcare Sector Index
 Fund                                       $ 2,296,000   $   700     $ 2,800
iShares S&P Global Technology Sector Index
 Fund                                       $ 2,187,500   $ 1,400     $ 5,600
iShares S&P Global Telecommunications
 Sector Index Fund                          $ 2,013,500   $   900     $ 3,600
iShares S&P Europe 350 Index Fund           $ 2,934,500   $12,000     $48,000
iShares S&P/TSE 60 Index Fund               $ 2,263,500   $ 1,250     $ 5,000
iShares S&P Latin America 40 Index Fund     $ 2,380,000   $   450     $ 1,800
iShares S&P/TOPIX 150 Index Fund            $12,051,000   $ 3,000     $12,000
iShares Russell 3000 Index Fund             $ 2,992,000   $11,500     $46,000
iShares Russell 3000 Growth Index Fund      $ 1,783,000   $ 7,000     $28,000
iShares Russell 3000 Value Index Fund       $ 3,605,000   $ 8,000     $32,000
iShares Russell 2000 Index Fund             $ 4,858,000   $ 7,500     $30,000
iShares Russell 2000 Growth Index Fund      $ 2,610,000   $ 5,000     $20,000
iShares Russell 2000 Value Index Fund       $ 7,045,000   $ 5,000     $20,000
iShares Russell 1000 Index Fund             $ 2,841,000   $ 4,000     $16,000
iShares Russell 1000 Growth Index Fund      $ 2,221,500   $ 2,000     $ 8,000
iShares Russell 1000 Value Index Fund       $ 2,795,500   $ 3,000     $12,000
iShares Russell Midcap Index Fund           $ 2,952,500   $ 3,150     $12,600
iShares Russell Midcap Growth Index Fund    $ 3,228,500   $ 1,600     $ 6,400
iShares Russell Midcap Value Index Fund     $ 4,162,000   $ 2,300     $ 9,200

--------------------------------------------------------------------------------
                                                                         iShares

Possible Claim

In April 2002, the judge overseeing an ongoing action in the U.S. District Court for the Northern District of Illinois granted leave for a United States patentholder named Mopex, Inc. to amend its complaint to add the Trust, along with seven other parties, as a defendant. There are now a total of twenty defendants, including the Trust's investment advisor, other exchange traded funds, various fund service providers and market makers, and the Chicago Stock Exchange, Inc. In the action, the plaintiff alleges that the actions of the parties, now including the Trust, infringed the patent. In addition, the plaintiff alleges that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. Although this is the only case to which the Trust has been named a party, this action is one of three involving related issues. The Trust believes it has valid defenses to all claims raised by the patentholder. However, a resolution of this case may impose increased costs on the Trust and thus raise the expense ratios of the Funds, adversely affecting performance.

Distribution

SEI Investments Distribution Co. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in iShares. The Distributor's principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

--------------------------------------------------------------------------------

iShares Distribution

Financial Highlights

The financial highlights tables are intended to help investors understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report is included along with the Funds' financial statements in the Annual Report (available upon request).

iShares Trust
Financial Highlights

(For a share outstanding throughout each period)
For the period ended March 31, 2002

                              iShares S&P 100            iShares S&P 500            iShares S&P 500/BARRA
                                 Index Fund                 Index Fund                Growth Index Fund
                           -----------------------    ------------------------      -----------------------
                                       Period from                 Period from                  Period from
                                        Oct. 23,                     May 15,                      May 22,
                           Year ended    2000 to      Year ended     2000 to        Year ended    2000 to
                            Mar. 31,    Mar. 31,       Mar. 31,     Mar. 31,         Mar. 31,    Mar. 31,
                              2002       2001/1/         2002        2001/1/           2002       2001/1/
--------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $  59.17     $ 73.44      $   116.24   $   145.24        $  56.61    $  82.15
                         -------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income         0.61        0.31            1.39         1.06            0.43        0.25
  Net realized and
   unrealized gain (loss)      (1.34)     (14.28)          (1.25)      (28.98)           2.19      (25.44)
                         -------------------------------------------------------------------------------------
Total from investment
 operations                    (0.73)     (13.97)           0.14       (27.92)           2.62      (25.19)
                         -------------------------------------------------------------------------------------
Less distributions from:
  Net investment income        (0.59)      (0.30)          (1.38)       (1.01)          (0.41)      (0.24)
  Net realized gain               --          --              --        (0.07)             --       (0.11)
                         -------------------------------------------------------------------------------------
Total distributions            (0.59)      (0.30)          (1.38)       (1.08)          (0.41)      (0.35)
                         -------------------------------------------------------------------------------------
Net asset value, end of
 period                     $  57.85     $ 59.17      $   115.00   $   116.24        $  58.82    $  56.61
                         -------------------------------------------------------------------------------------
                         -------------------------------------------------------------------------------------
Total return                   (1.23)%    (19.07)%/2/       0.13 %     (19.32)%/2/       4.64 %    (30.75)%/2/
                         -------------------------------------------------------------------------------------
                         -------------------------------------------------------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)            $115,703     $88,762      $4,208,946   $2,876,839        $464,656    $141,520
  Ratio of expenses to
   average net assets/3/        0.20 %      0.20 %          0.09 %       0.09 %          0.18 %      0.18 %
  Ratio of net investment
   income to average net
   assets/3/                    1.12 %      1.03 %          1.27 %       1.06 %          0.82 %      0.45 %
  Portfolio turnover
   rate/4/                        13 %         5 %             3 %          5 %            28 %        31 %
--------------------------------------------------------------------------------------------------------------

 1  Commencement of operations.

 2  Not annualized.

 3  Annualized for periods of less than one year.

 4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended March 31, 2002

                               iShares S&P                                        iShares S&P MidCap
                             500/BARRA Value           iShares S&P MidCap          400/BARRA Growth
                                Index Fund               400 Index Fund               Index Fund
                           ----------------------     ----------------------     ----------------------
                                      Period from                Period from                Period from
                             Year       May 22,         Year       May 22,         Year      July 24,
                            ended       2000 to        ended       2000 to        ended       2000 to
                           Mar. 31,    Mar. 31,       Mar. 31,    Mar. 31,       Mar. 31,    Mar. 31,
                             2002       2001/1/         2002       2001/1/         2002       2001/1/
----------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period       $  59.31    $  60.20       $  91.77    $  92.63       $ 101.31    $ 135.73
                             -----------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income        0.83        0.65           0.75        0.72           0.14        0.01
  Net realized and
   unrealized gain (loss)     (3.49)      (0.78)         16.37       (0.59)         16.07      (33.95)
                             -----------------------------------------------------------------------------
Total from investment
 operations                   (2.66)      (0.13)         17.12        0.13          16.21      (33.94)
                             -----------------------------------------------------------------------------
Less distributions from:
  Net investment income       (0.84)      (0.61)         (0.75)      (0.69)         (0.14)      (0.01)
  Net realized gain              --       (0.15)            --       (0.30)            --       (0.47)
                             -----------------------------------------------------------------------------
Total distributions           (0.84)      (0.76)         (0.75)      (0.99)         (0.14)      (0.48)
                             -----------------------------------------------------------------------------
Net asset value, end of
 period                    $  55.81    $  59.31       $ 108.14    $  91.77       $ 117.38    $ 101.31
                             -----------------------------------------------------------------------------
                             -----------------------------------------------------------------------------
Total return                  (4.48)%     (0.27)%/2/     18.75 %      0.04 %/2/     16.03 %    (25.08)%/2/
                             -----------------------------------------------------------------------------
                             -----------------------------------------------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)           $586,051    $367,704       $605,571    $156,005       $252,359    $162,092
  Ratio of expenses to
   average net assets/3/       0.18 %      0.18 %         0.20 %      0.20 %         0.25 %      0.25 %
  Ratio of net investment
   income to average net
   assets/3/                   1.56 %      1.51 %         0.87 %      0.86 %         0.15 %      0.06 %
  Portfolio turnover
   rate/4/                       17 %         9 %           14 %        32 %           50 %        67 %

--------------------------------------------------------------------------------
 1 Commencement of operations.

 2 Not annualized.

 3 Annualized for periods of less than one year.

 4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------

iShares Financial Highlights
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended March 31, 2002

                             iShares S&P MidCap                                     iShares S&P SmallCap
                              400/BARRA Value          iShares S&P SmallCap           600/BARRA Growth
                                 Index Fund               600 Index Fund                 Index Fund
                           -----------------------    ------------------------     -----------------------
                                       Period from                 Period from                 Period from
                                        July 24,                     May 22,                    July 24,
                           Year ended    2000 to      Year ended     2000 to       Year ended    2000 to
                            Mar. 31,    Mar. 31,       Mar. 31,     Mar. 31,        Mar. 31,    Mar. 31,
                              2002       2001/1/         2002        2001/1/          2002       2001/1/
-------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $  82.15     $ 72.40      $   101.50    $  97.95        $  67.91     $ 83.34
                         ------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income         1.06        0.78            0.57        0.38            0.09     0.00/5/
  Net realized and
   unrealized gain (loss)      16.69        9.86           21.43        4.63           11.87      (14.81)
                         ------------------------------------------------------------------------------------
Total from investment
 operations                    17.75       10.64           22.00        5.01           11.96      (14.81)
                         ------------------------------------------------------------------------------------
Less distributions from:
  Net investment income        (1.06)      (0.75)          (0.57)      (0.34)          (0.09)      (0.00)/5/
  Net realized gain               --       (0.14)             --       (1.12)             --       (0.62)
                         ------------------------------------------------------------------------------------
Total distributions            (1.06)      (0.89)          (0.57)      (1.46)          (0.09)      (0.62)
                         ------------------------------------------------------------------------------------
Net asset value, end of
 period                     $  98.84     $ 82.15      $   122.93    $ 101.50        $  79.78     $ 67.91
                         ------------------------------------------------------------------------------------
                         ------------------------------------------------------------------------------------
Total return                   21.79 %     14.71 %/2/      21.74 %      5.08 %/2/      17.60 %    (17.86)%/2/
                         ------------------------------------------------------------------------------------
                         ------------------------------------------------------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)            $454,683     $78,044      $1,124,812    $208,081        $191,475     $27,162
  Ratio of expenses to
   average net assets/3/       0.25 %       0.25 %          0.20 %      0.20 %          0.25 %      0.25 %
  Ratio of net investment
   income to average net
   assets/3/                    1.43 %      1.58 %          0.60 %      0.61 %          0.14 %      0.00 %/6/
  Portfolio turnover
   rate/4/                        13 %        17 %            16 %        28 %            49 %        77 %
-------------------------------------------------------------------------------------------------------------

1 Commencement of operations.

2 Not annualized.

3 Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

5 Rounds to less than $0.01.

6 Rounds to less than 0.01%.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended March 31, 2002

                                                                                iShares S&P    iShares S&P
                                                                                  Global         Global
                            iShares S&P SmallCap                                  Energy       Financials
                              600/BARRA Value         iShares S&P Global          Sector         Sector
                                 Index Fund             100 Index Fund          Index Fund     Index Fund
                           -----------------------    ---------------------     -----------    -----------
                                       Period from     Year     Period from     Period from    Period from
                                        July 24,       ended      Dec. 5,        Nov. 12,       Nov. 12,
                           Year ended    2000 to       Mar.       2000 to         2001 to        2001 to
                            Mar. 31,    Mar. 31,        31,      Mar. 31,        Mar. 31,       Mar. 31,
                              2002       2001/1/       2002       2001/1/         2002/1/        2002/1/
------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $  75.87     $ 68.34      $ 60.83    $  72.50         $ 49.64        $ 51.00
                           ---------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income         0.60        0.43         0.65        0.18            0.22           0.29
  Net realized and
   unrealized gain (loss)      18.48        7.82        (3.87)     (11.73)           4.78           2.07
                           ---------------------------------------------------------------------------------
Total from investment
 operations                    19.08        8.25        (3.22)     (11.55)           5.00           2.36
                           ---------------------------------------------------------------------------------
Less distributions from:
  Net investment income        (0.60)      (0.38)       (0.53)      (0.12)          (0.07)         (0.04)
  Net realized gain               --       (0.34)          --          --              --             --
                           ---------------------------------------------------------------------------------
Total distributions            (0.60)      (0.72)       (0.53)      (0.12)          (0.07)         (0.04)
                           ---------------------------------------------------------------------------------
Net asset value, end of
 period                     $  94.35     $ 75.87      $ 57.08    $  60.83         $ 54.57        $ 53.32
                           ---------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------
Total return                   25.29 %     12.13 %/2/   (5.32)%    (15.94)%/2/      10.10 %/2/      4.64%/2/
                           ---------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)            $457,610     $64,490      $45,666    $103,407         $16,372        $10,663
  Ratio of expenses to
   average net assets/3/        0.25 %      0.25 %       0.40 %      0.40 %          0.65 %         0.65 %
  Ratio of net investment
   income to average net
   assets/3/                    0.92 %      0.98 %       1.08 %      0.88 %          1.17 %         1.44 %
  Portfolio turnover
   rate/4/                        14 %        17 %          4 %         5 %             5 %            2 %

--------------------------------------------------------------------------------
1 Commencement of operations.

2 Not annualized.

3 Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------

iShares Financial Highlights
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended March 31, 2002

                           iShares S&P    iShares S&P
                             Global         Global
                           Healthcare     Technology     iShares S&P Global
                             Sector         Sector       Telecommunications iShares S&P Europe 350
                           Index Fund     Index Fund     Sector Index Fund        Index Fund
                           -----------    -----------    ------------------ -----------------------
                           Period from    Period from                                   Period from
                            Nov. 13,       Nov. 12,                                      July 25,
                             2001 to        2001 to         Period from     Year ended    2000 to
                            Mar. 31,       Mar. 31,       Nob. 12, 2001 to   Mar. 31,    Mar. 31,
                             2002/1/        2002/1/       Mar. 31, 2002/1/     2002       2001/1/
------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period         $ 49.53        $53.19            $ 50.68        $  63.13    $  79.32
                             -------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income
   (loss)                       0.11         (0.19)              0.11            0.83        0.38
  Net realized and
   unrealized loss             (0.57)        (1.09)             (5.93)          (4.08)     (16.30)
                             -------------------------------------------------------------------------
Total from investment
 operations                    (0.46)        (1.28)             (5.82)          (3.25)     (15.92)
                             -------------------------------------------------------------------------
Less distributions from:
  Net investment income        (0.01)           --              (0.02)          (0.84)      (0.27)
                             -------------------------------------------------------------------------
Total distributions            (0.01)           --              (0.02)          (0.84)      (0.27)
                             -------------------------------------------------------------------------
Net asset value, end of
 period                      $ 49.06        $51.91            $ 44.84        $  59.04    $  63.13
                             -------------------------------------------------------------------------
                             -------------------------------------------------------------------------
Total return                   (0.92)%/2/    (2.40)%/2/        (11.50)%/2/      (5.16)%    (20.10)%/2/
                             -------------------------------------------------------------------------
                             -------------------------------------------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)             $17,172        $7,786            $13,451        $569,757    $154,656
  Ratio of expenses to
   average net assets/3/        0.65 %        0.65 %             0.65 %          0.60 %      0.60 %
  Ratio of net investment
   income (loss) to
   average net assets/3/        0.62 %       (0.44)%             0.61 %          1.49 %      1.12 %
  Portfolio turnover
   rate/4/                         1 %           2 %                2 %             4 %        24 %
------------------------------------------------------------------------------------------------------

1 Commencement of operations.

2 Not annualized.

3 Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended March 31, 2002

                                                                    iShares
                                                    iShares S&P    S&P/TOPIX
                                                       Latin       150/BARRA
                             iShares S&P/TSE 60     America 40      Growth
                                 Index Fund         Index Fund    Index Fund
                            --------------------    -----------   -----------
                                     Period from    Period from   Period from
                              Year    June 12,       Oct. 25,      Oct. 23,
                             ended     2000 to        2001 to       2001 to
                            Mar. 31,  Mar. 31,       Mar. 31,      Mar. 31,
                              2002     2001/1/        2002/1/       2002/1/
--------------------------------------------------------------------------------
Net asset value, beginning
 of period                   $44.35    $59.00         $41.51        $ 77.39
                            ----------------------------------------------------
Income from investment
 operations:
  Net investment income
   (loss)                      0.47      0.35           0.61           0.10
  Net realized and
   unrealized gain (loss)      0.59    (14.24)         10.64          (3.90)
                            ----------------------------------------------------
Total from investment
 operations                    1.06    (13.89)         11.25          (3.80)
                            ----------------------------------------------------
Less distributions from:
  Net investment income       (0.40)    (0.28)         (0.27)            --
  Net realized gain              --     (0.48)            --             --
                            ----------------------------------------------------
Total distributions           (0.40)    (0.76)         (0.27)            --
                            ----------------------------------------------------
Net asset value, end of
 period                      $45.01    $44.35         $52.49        $ 73.59
                            ----------------------------------------------------
                            ----------------------------------------------------
Total return                   2.43%   (23.80)%/2/     27.16%/2/      (4.91)%/2/
                            ----------------------------------------------------
                            ----------------------------------------------------
Ratios/Supplemental data:
  Net assets, end of period
   (000s)                    $6,752    $6,652         $7,873        $33,117
  Ratio of expenses to
   average net assets/3/       0.50%     0.50 %         0.50%          0.50 %
  Ratio of net investment
   income (loss) to average
   net assets/3/               1.04%     0.76 %         2.94%          0.32 %
  Portfolio turnover
   rate/4/                       30%       50 %            2%             5 %
--------------------------------------------------------------------------------

1 Commencement of operations.

2 Not annualized.

3 Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------

iShares Financial Highlights
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended March 31, 2002

                            iShares Russell 3000        iShares Russell 3000        iShares Russell 3000
                                 Index Fund              Growth Index Fund            Value Index Fund
                           ------------------------     ----------------------     -----------------------
                                        Period from                Period from                 Period from
                                         May  22,         Year      July 24,                    July 24,
                           Year ended     2000 to        ended       2000 to       Year ended    2000 to
                            Mar. 31,     Mar. 31,       Mar. 31,    Mar. 31,        Mar. 31,    Mar. 31,
                              2002        2001/1/         2002       2001/1/          2002       2001/1/
-------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period       $    63.69    $  76.29       $  40.70    $  68.63        $ 71 .59    $  69.91
                          -----------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income          0.65        0.51           0.20        0.06            1.25        0.83
  Net realized and
   unrealized gain (loss)        0.19      (12.56)         (0.99)     (27.93)           2.50        1.71
                          -----------------------------------------------------------------------------------
Total from investment
 operations                      0.84      (12.05)          0.79      (27.87)           3.75        2.54
                          -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income         (0.64)      (0.48)         (0.19)      (0.06)          (1.22)      (0.77)
  Net realized gain                --       (0.01)            --       (0.00)             --       (0.09)
                          -----------------------------------------------------------------------------------
Total distributions             (0.64)      (0.49)         (0.19)      (0.06)          (1.22)      (0.86)
                          -----------------------------------------------------------------------------------
Net asset value, end of
 period                    $    63.89    $  63.69       $  39.72    $  40.70        $  74.12    $  71.59
                          -----------------------------------------------------------------------------------
                          -----------------------------------------------------------------------------------
Total return                     1.35%     (15.90)%/2/     (1.95)%    (40.62)%/2/       5.34 %      3.60 %/2/
                          -----------------------------------------------------------------------------------
                          -----------------------------------------------------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)           $1,360,937    $388,509       $ 27,806    $ 20,351        $ 66,712    $ 32,216
  Ratio of expenses to
   average net assets/3/         0.20 %      0.20 %         0.25 %      0.25 %          0.25 %      0.25 %
  Ratio of net investment
   income to average net
   assets/3/                     1.20 %      1.09 %         0.47 %      0.20 %          1.79 %      1.67 %
  Portfolio turnover
   rate/4/                          6 %         3 %           18 %         3 %            15 %         4 %
-------------------------------------------------------------------------------------------------------------

 1  Commencement of operations.

 2  Not annualized.

 3  Annualized for periods of less than one year.

 4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended March 31, 2002

                            iShares Russell 2000        iShares Russell 2000       iShares Russell 2000
                                 Index Fund              Growth Index Fund           Value Index Fund
                           ------------------------     ----------------------     ----------------------
                                        Period from                Period from                Period from
                                          May 22,         Year      July 24,         Year      July 24,
                           Year ended     2000 to        ended       2000 to        ended       2000 to
                            Mar. 31,     Mar. 31,       Mar. 31,    Mar. 31,       Mar. 31,    Mar. 31,
                              2002        2001/1/         2002       2001/1/         2002       2001/1/
------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period       $    89.80    $  94.33       $  54.48    $  81.36       $ 116.50    $ 103.35
                           ---------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income          1.04        0.98           0.11        0.05           2.30        1.49
  Net realized and
   unrealized gain (loss)       10.90       (4.47)          2.19      (26.85)         24.16       12.97
                           ---------------------------------------------------------------------------------
Total from investment
 operations                     11.94       (3.49)          2.30      (26.80)         24.46       14.46
                           ---------------------------------------------------------------------------------
Less distributions from:
  Net investment income         (0.96)      (0.88)         (0.10)      (0.04)         (2.13)      (1.28)
  Net realized gain                --       (0.16)            --       (0.04)            --       (0.03)
                           ---------------------------------------------------------------------------------
Total distributions             (0.96)      (1.04)         (0.10)      (0.08)         (2.13)      (1.31)
                           ---------------------------------------------------------------------------------
Net asset value, end of
 period                    $   100.78    $  89.80       $ 568.68    $  54.48       $ 140.83    $ 116.50
                           ---------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------
Total return                    13.40 %     (3.77)%/2/      4.24 %    (32.96)%/2/     23.05 %     14.05 %/2/
                           ---------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)           $2,348,900    $713,939       $436,412    $155,258       $837,968    $273,763
  Ratio of expenses to
   average net assets/3/         0.20 %      0.20 %         0.25 %      0.25 %         0.25 %      0.25 %
  Ratio of net investment
   income to average net
   assets/3/                     1.25 %      1.39 %         0.22 %      0.14 %         2.07 %      2.40 %
  Portfolio turnover
   rate/4/                         20 %        39 %           28 %         9 %           26 %         9 %

--------------------------------------------------------------------------------
 1 Commencement of operations.

 2 Not annualized.

 3 Annualized for periods of less than one year.

 4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------

iShares Financial Highlights
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended March 31, 2002

                            iShares Russell 1000       iShares Russell 1000         iShares Russell 1000
                                 Index Fund              Growth Index Fund            Value Index Fund
                           -----------------------     -----------------------     ------------------------
                                       Period from                 Period from                  Period from
                                        May  15,         Year        May 22,                      May 22,
                           Year ended    2000 to         ended       2000 to       Year ended     2000 to
                            Mar. 31,    Mar. 31,       Mar. 31,     Mar. 31,        Mar. 31,     Mar. 31,
                              2002       2001/1/         2002        2001/1/          2002        2001/1/
---------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $  61.10    $  76.78       $   50.99    $   79.30      $   56.18     $   56.10
                          -------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income         0.70        0.64            0.23         0.14           0.90          0.66
  Net realized and
   unrealized gain (loss)      (0.30)     (15.71)          (1.41)      (28.20)          1.43          0.04
                          -------------------------------------------------------------------------------------
Total from investment
 operations                     0.40      (15.07)          (1.18)      (28.06)          2.33          0.70
                          -------------------------------------------------------------------------------------
Less distributions from:
  Net investment income        (0.69)      (0.61)          (0.22)       (0.14)         (0.89)        (0.62)
  Net realized gain               --       (0.00)/5/          --        (0.11)            --            --
                          -------------------------------------------------------------------------------------
Total distributions            (0.69)      (0.61)          (0.22)       (0.25)         (0.89)        (0.62)
                          -------------------------------------------------------------------------------------
Net asset value, end of
 period                     $  60.81    $  61.10       $   49.59    $   50.99      $   57.62     $   56.18
                          -------------------------------------------------------------------------------------
                          -------------------------------------------------------------------------------------
Total return                   (0.68)%    (19.75)%/2/      (2.30)%     (35.47)%/2/      4.22 %        1.22 %/2/
                          -------------------------------------------------------------------------------------
                          -------------------------------------------------------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)            $419,571    $207,723       $ 483,465    $ 209,078      $ 691,389     $ 191,005
  Ratio of expenses to
   average net assets/3/        0.15 %      0.15 %          0.20 %       0.20 %         0.20 %        0.20 %
  Ratio of net investment
   income to average net
   assets/3/                    1.23 %      1.01 %          0.52 %       0.26 %         1.82 %        1.64 %
  Portfolio turnover
   rate/4/                         8 %         9 %            22 %         11 %           16 %           9 %
---------------------------------------------------------------------------------------------------------------

 1  Commencement of operations.

 2  Not annualized.

 3  Annualized for periods of less than one year.

 4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

 5 Rounds to less than $0.01.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended March 31, 2002

                           iShares Russell Midcap iShares Russell Midcap iShares Russell Midcap
                                 Index Fund         Growth Index Fund       Value Index Fund
                           ---------------------- ---------------------- ----------------------
                            Period from July 17,   Period from July 17,   Period from July 17,
                              2001 to Mar. 31,       2001 to Mar. 31,       2001 to Mar. 31,
                                  2002/1/                2002/1/                2002/1/
-----------------------------------------------------------------------------------------------
Net asset value,
 beginning of period              $ 59.55                $ 73.06                $ 78.86
                               ----------------------------------------------------------------
Income from investment
 operations:
  Net investment income              0.46                   0.03                   1.02
  Net realized and
   unrealized gain (loss)            1.32                  (2.77)                  4.49
                               ----------------------------------------------------------------
Total from investment
 operations                          1.78                  (2.74)                  5.51
                               ----------------------------------------------------------------
Less distributions from:
  Net investment income             (0.40)                 (0.02)                 (0.92)
                               ----------------------------------------------------------------
Total distributions                 (0.40)                 (0.02)                 (0.92)
                               ----------------------------------------------------------------
Net asset value, end of
 period                           $ 60.93                $ 70.30                $ 83.45
                               ----------------------------------------------------------------
                               ----------------------------------------------------------------
Total return/2/                     (3.08)%                (3.75)%                 7.14 %
                               ----------------------------------------------------------------
                               ----------------------------------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)                  $48,741                $80,847                $54,243
  Ratio of expenses to
   average net assets/3/             0.20 %                 0.25 %                 0.25 %
  Ratio of net investment
   income to average net
   assets/3/                         1.40 %                 0.08 %                 1.91 %
  Portfolio turnover
   rate/4/                              7 %                    5 %                    6 %

--------------------------------------------------------------------------------
 1 Commencement of operations.

 2 Not annualized.

 3 Annualized for periods of less than one year.

 4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------

iShares Financial Highlights

Index Providers

Standard & Poor's (a division of The McGraw-Hill Companies, Inc.) and the Frank Russell Company are the Index Providers for their respective Underlying Indices. Neither of the Index Providers is affiliated with the iShares Trust, BGI, BGFA, Investors Bank, the Distributor, or the Listing Exchanges.

Standard & Poor's, a division of The McGraw-Hill Companies, Inc., provides financial, economic and investment information and analytical services to the financial community. Standard & Poor's calculates and maintains the Standard & Poor's Global 1200 Index, which includes the Standard & Poor's Global Energy Sector Index, the Standard & Poor's Global Financials Sector Index, the Standard & Poor's Global Healthcare Sector Index, the Standard & Poor's Global Information Technology Sector Index, the Standard & Poor's Global Telecommunications Sector Index, the Standard & Poor's Europe 350 for Continental Europe and the U.K., the Standard & Poor's/TSE 60 for Canada, the Standard & Poor's 500 for the U.S., the Standard & Poor's/TOPIX 150 for Japan, the Standard & Poor's Asia Pacific 100 and the Standard & Poor's Latin America
40. Standard & Poor's also publishes the Standard & Poor's MidCap 400, Standard & Poor's SmallCap 600, Standard & Poor's SuperComposite 1500 and Standard & Poor's REIT Composite for the U.S. and the Standard & Poor's/TSE Canadian MidCap and Standard & Poor's/TSE Canadian SmallCap Indices. Company additions to and deletions from a Standard & Poor's equity index do not in any way reflect an opinion on the investment merits of the company.

Frank Russell Company is an investment services firm offering a variety of investment management products and services. The family of indices created by the Frank Russell Company includes the Russell 1000(R), Russell 2000(R), Russell 3000(R), as well as mid-capitalization, value, and growth style indices. Frank Russell Company and Mellon Bank Corporation, parent holding company of Pittsburgh and Boston-based Mellon Trust, operate a joint venture known as Russell/Mellon Analytical Services LLC. Russell/Mellon Analytical Services provides the financial community with financial information and analytical services and calculates the underlying data in the Russell indices.

BGI has entered into a license agreement with each of the Index Providers to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to the iShares Trust at no charge.

--------------------------------------------------------------------------------
                                                                         iShares

Disclaimers

The iShares Trust is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of iShares or any member of the public regarding the advisability of investing in securities generally or in iShares particularly or the ability of the S&P Indices to track general stock market performance. S&P's only relationship to BGI or BGFA is the licensing of certain trademarks and trade names of S&P and of the S&P Indices that are determined, composed and calculated by S&P without regard to BGI, BGFA or the Trust. S&P has no obligation to take the needs of BGI, BGFA or the owners of iShares into consideration in determining, composing or calculating the S&P Indices. S&P is not responsible for and has not participated in the determination of the prices and amount of iShares or the timing of the issuance or sale of iShares or in the determination of any financial calculations relating thereto. S&P has no obligation or liability in connection with the administration of the Trust, marketing, or trading of the iShares. S&P does not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by BGI, BGFA or owners of iShares, or any other person or entity from the use of the S&P Indices or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

The iShares Trust is not sponsored, endorsed, sold or promoted by Frank Russell Company ("FRC"). FRC makes no representation or warranty, express or implied, to the owners of the iShares or any member of the public regarding the advisability of investing in securities generally or in iShares, particularly or the ability of the Russell Indices to track general stock market performance. FRC is the licensor of certain trademarks, service marks, and trade names. The Russell Indices on which the Funds are based are determined, composed and calculated by FRC without regard to BGI, BGFA or the Funds. FRC has no obligation to take the needs of BGI, BGFA or the owners of iShares into consideration in determining, composing or calculating the Russell Indices. FRC is not responsible for and has not participated in the determination of the prices and amount of iShares or the timing of the issuance or sale of iShares. FRC has no obligation or liability in connection with the administration of the Trust or the marketing or trading of iShares. Although FRC obtains information for inclusion or use in the calculation of the Russell Indices from sources that FRC considers reliable, FRC does not guarantee the accuracy and/or the completeness of the Russell Indices or any data included therein. FRC shall have no liability for any errors, omissions, or interruptions therein. FRC makes no warranty, express or implied, as to results to be obtained by BGI, BGFA or owners of iShares, or any other person or entity from the use of the Russell Indices or any data included therein. FRC makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indices or any data included therein. Without limiting any of the foregoing, in no event shall FRC have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) resulting from the use of the Russell Indices or any data included therein, even if notified of the possibility of such damages.

iShares are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the iShares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of the various Underlying Indices or the ability of the Underlying Indices identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Standard & Poor's and the FRC without regard to the iShares of any Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any index, nor in the determination of the timing of, prices of, or quantities of the iShares of any Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The AMEX has no obligation or liability to owners of the iShares of any Fund in connection with the administration, marketing or trading of the iShares of any Fund.

The AMEX does not guarantee the accuracy and/or the completeness of any indices or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by

--------------------------------------------------------------------------------
iShares Disclaimers
the iShares Trust on behalf of its Funds as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indices or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

iShares are not sponsored, endorsed or promoted by the CBOE. The CBOE makes no representation or warranty, express or implied, to the owners of the iShares S&P 100 Index Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index identified herein to track stock market performance. The Underlying Index identified herein is determined, composed and calculated by Standard & Poor's, without regard to the iShares S&P 100 Index Fund. The CBOE is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Index, nor in the determination of the timing of, prices of, or quantities of the iShares S&P 100 Index Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The CBOE has no obligation or liability to owners of the iShares S&P 100 Index Fund in connection with the administration, marketing or trading of the Fund.

The CBOE does not guarantee the accuracy and/or the completeness of the Index or any data included therein. The CBOE makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Fund as licensee, licensee's customers and counterparties, owners of the iShares S&P 100 Index Fund, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The CBOE makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indices or any data included therein. Without limiting any of the foregoing, in no event shall the CBOE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

iShares are not sponsored, endorsed or promoted by the NYSE. The NYSE makes no representation or warranty, express or implied, to the owners of the iShares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of the Index or the ability of the Index identified herein to track stock market performance. The Index identified herein is determined, composed and calculated by Standard & Poor's without regard to the iShares of any Fund. The NYSE is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Index, nor in the determination of the timing of, prices of, or quantities of the iShares of the Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The NYSE has no obligation or liability to owners of the iShares of the Fund in connection with the administration, marketing or trading of the iShares of the Fund.

The NYSE does not guarantee the accuracy and/or the completeness of any indices or any data included therein. The NYSE makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of the Fund as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The NYSE makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the NYSE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the iShares of the Fund, or any other person or entity from the use of the Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

--------------------------------------------------------------------------------
                                                                         iShares

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
iShares Trust
Supplemental Information

I. Premium/Discount Information (Unaudited)

The charts on the following pages present information about the differences between the daily closing price on secondary markets for shares of each Fund and that Fund's net asset value. Net asset value, or "NAV," is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00 p.m. Eastern time) every day the American Stock Exchange is open. The "Closing Price" of each Fund is the price of the last reported trade for shares of such Fund on any major market. Each Fund's Closing Price may be below, at, or above its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The trading price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Closing Price of a Fund on a given day. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A major reason for differences between NAV and Closing Price is that the date/time of the last trade (which is recorded as the Closing Price) may not take place at exactly 4:00 p.m. Eastern time when the Funds normally calculate NAV. The date/time of the last trade may occur before 4:00 p.m. Eastern time or, for most Funds, up until 4:15 Eastern time. Thus, ongoing price discovery may contribute to any deviation between the NAV of a Fund as calculated at 4:00 p.m. Eastern time and the Closing Price of that Fund.

The following information shows the frequency distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for the period from July 1, 2001 to June 30, 2002.

The vertical column of each chart shows the premium or discount expressed as a percentage of NAV. The horizontal column indicates the number of trading days in the period covered by each chart. Each bar in the chart shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.


--------------------------------------------------------------------------------
                                                                         iShares

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       1
GT 0.50% - LT 1.00%                      14
LT 0.50% - GT (0.50%)                   221
LT (0.50%) - GT (1.00%)                   8
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   1
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       0
LT 0.50% - GT (0.50%)                   245
LT (0.50%) - GT (1.00%)                   2
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


--------------------------------------------------------------------------------

iShares Supplemental Information

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       4
LT 0.50% - GT (0.50%)                   243
LT (0.50%) - GT (1.00%)                   0
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       1
LT 0.50% - GT (0.50%)                   246
LT (0.50%) - GT (1.00%)                   0
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


--------------------------------------------------------------------------------
                                                                         iShares

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       0
LT 0.50% - GT (0.50%)                   247
LT (0.50%) - GT (1.00%)                   0
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       1
LT 0.50% - GT (0.50%)                   244
LT (0.50%) - GT (1.00%)                   2
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


--------------------------------------------------------------------------------

iShares Supplemental Information

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       0
LT 0.50% - GT (0.50%)                   246
LT (0.50%) - GT (1.00%)                   1
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       0
LT 0.50% - GT (0.50%)                   244
LT (0.50%) - GT (1.00%)                   3
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


--------------------------------------------------------------------------------
                                                                         iShares

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       6
LT 0.50% - GT (0.50%)                   237
LT (0.50%) - GT (1.00%)                   4
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       3
LT 0.50% - GT (0.50%)                   241
LT (0.50%) - GT (1.00%)                   3
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


--------------------------------------------------------------------------------

iShares Supplemental Information

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       1
GT 1.00% - LT 1.50%                      10
GT 0.50% - LT 1.00%                      36
LT 0.50% - GT (0.50%)                   194
LT (0.50%) - GT (1.00%)                   6
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       5
LT 0.50% - GT (0.50%)                   103
LT (0.50%) - GT (1.00%)                   9
LT (1.00%) - GT (1.50%)                   2
LT (1.50%) - GT (2.00%)                   3
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   1
LT (3.00%) - GT (3.50%)                   1
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


--------------------------------------------------------------------------------
                                                                         iShares

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       1
GT 2.50% - LT 3.00%                       2
GT 2.00% - LT 2.50%                       5
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       7
GT 0.50% - LT 1.00%                      10
LT 0.50% - GT (0.50%)                    72
LT (0.50%) - GT (1.00%)                  13
LT (1.00%) - GT (1.50%)                   8
LT (1.50%) - GT (2.00%)                   4
LT (2.00%) - GT (2.50%)                   1
LT (2.50%) - GT (3.00%)                   1
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       2
GT 1.00% - LT 1.50%                       3
GT 0.50% - LT 1.00%                      14
LT 0.50% - GT (0.50%)                    98
LT (0.50%) - GT (1.00%)                   5
LT (1.00%) - GT (1.50%)                   2
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


--------------------------------------------------------------------------------

iShares Supplemental Information

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       1
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       1
GT 3.50% - LT 4.00%                       2
GT 3.00% - LT 3.50%                       1
GT 2.50% - LT 3.00%                       4
GT 2.00% - LT 2.50%                       5
GT 1.50% - LT 2.00%                       5
GT 1.00% - LT 1.50%                       9
GT 0.50% - LT 1.00%                      11
LT 0.50% - GT (0.50%)                    55
LT (0.50%) - GT (1.00%)                  13
LT (1.00%) - GT (1.50%)                  12
LT (1.50%) - GT (2.00%)                   3
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   1
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   1
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       1
GT 2.50% - LT 3.00%                       2
GT 2.00% - LT 2.50%                       3
GT 1.50% - LT 2.00%                       3
GT 1.00% - LT 1.50%                      10
GT 0.50% - LT 1.00%                      17
LT 0.50% - GT (0.50%)                    75
LT (0.50%) - GT (1.00%)                   9
LT (1.00%) - GT (1.50%)                   2
LT (1.50%) - GT (2.00%)                   1
LT (2.00%) - GT (2.50%)                   1
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


--------------------------------------------------------------------------------
                                                                         iShares

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       3
GT 1.50% - LT 2.00%                      12
GT 1.00% - LT 1.50%                      45
GT 0.50% - LT 1.00%                      72
LT 0.50% - GT (0.50%)                   105
LT (0.50%) - GT (1.00%)                   8
LT (1.00%) - GT (1.50%)                   2
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       1
GT 5.00% - LT 5.50%                       1
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       1
GT 3.50% - LT 4.00%                       2
GT 3.00% - LT 3.50%                       1
GT 2.50% - LT 3.00%                       7
GT 2.00% - LT 2.50%                       7
GT 1.50% - LT 2.00%                      16
GT 1.00% - LT 1.50%                      19
GT 0.50% - LT 1.00%                      38
LT 0.50% - GT (0.50%)                    70
LT (0.50%) - GT (1.00%)                  25
LT (1.00%) - GT (1.50%)                  26
LT (1.50%) - GT (2.00%)                   8
LT (2.00%) - GT (2.50%)                  12
LT (2.50%) - GT (3.00%)                   5
LT (3.00%) - GT (3.50%)                   2
LT (3.50%) - GT (4.00%)                   4
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   1
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


--------------------------------------------------------------------------------

iShares Supplemental Information

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       1
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       4
GT 1.50% - LT 2.00%                       1
GT 1.00% - LT 1.50%                       3
GT 0.50% - LT 1.00%                      21
LT 0.50% - GT (0.50%)                    72
LT (0.50%) - GT (1.00%)                  13
LT (1.00%) - GT (1.50%)                   5
LT (1.50%) - GT (2.00%)                   3
LT (2.00%) - GT (2.50%)                   1
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       1
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       2
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       1
GT 2.00% - LT 2.50%                       3
GT 1.50% - LT 2.00%                       5
GT 1.00% - LT 1.50%                       4
GT 0.50% - LT 1.00%                      15
LT 0.50% - GT (0.50%)                    56
LT (0.50%) - GT (1.00%)                  20
LT (1.00%) - GT (1.50%)                  11
LT (1.50%) - GT (2.00%)                   3
LT (2.00%) - GT (2.50%)                   2
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   1
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


--------------------------------------------------------------------------------
                                                                         iShares

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       1
LT 0.50% - GT (0.50%)                   243
LT (0.50%) - GT (1.00%)                   1
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       1
GT 1.50% - LT 2.00%                       2
GT 1.00% - LT 1.50%                       3
GT 0.50% - LT 1.00%                      10
LT 0.50% - GT (0.50%)                   208
LT (0.50%) - GT (1.00%)                  13
LT (1.00%) - GT (1.50%)                   4
LT (1.50%) - GT (2.00%)                   2
LT (2.00%) - GT (2.50%)                   1
LT (2.50%) - GT (3.00%)                   1
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


--------------------------------------------------------------------------------

iShares Supplemental Information

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       1
GT 0.50% - LT 1.00%                      14
LT 0.50% - GT (0.50%)                   217
LT (0.50%) - GT (1.00%)                  10
LT (1.00%) - GT (1.50%)                   2
LT (1.50%) - GT (2.00%)                   1
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       5
LT 0.50% - GT (0.50%)                   233
LT (0.50%) - GT (1.00%)                   8
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   1
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


--------------------------------------------------------------------------------
                                                                         iShares

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                      13
LT 0.50% - GT (0.50%)                   222
LT (0.50%) - GT (1.00%)                  10
LT (1.00%) - GT (1.50%)                   2
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       1
LT 0.50% - GT (0.50%)                   241
LT (0.50%) - GT (1.00%)                   5
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


--------------------------------------------------------------------------------

iShares Supplemental Information

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       1
GT 0.50% - LT 1.00%                       6
LT 0.50% - GT (0.50%)                   238
LT (0.50%) - GT (1.00%)                   2
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       5
LT 0.50% - GT (0.50%)                   242
LT (0.50%) - GT (1.00%)                   0
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


--------------------------------------------------------------------------------
                                                                         iShares

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       0
LT 0.50% - GT (0.50%)                   247
LT (0.50%) - GT (1.00%)                   0
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       2
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       5
GT 0.50% - LT 1.00%                      13
LT 0.50% - GT (0.50%)                   153
LT (0.50%) - GT (1.00%)                  12
LT (1.00%) - GT (1.50%)                   2
LT (1.50%) - GT (2.00%)                   1
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


--------------------------------------------------------------------------------

iShares Supplemental Information

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       1
GT 1.00% - LT 1.50%                       3
GT 0.50% - LT 1.00%                      15
LT 0.50% - GT (0.50%)                   155
LT (0.50%) - GT (1.00%)                  10
LT (1.00%) - GT (1.50%)                   1
LT (1.50%) - GT (2.00%)                   2
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   1
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       1
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       5
LT 0.50% - GT (0.50%)                   173
LT (0.50%) - GT (1.00%)                   7
LT (1.00%) - GT (1.50%)                   1
LT (1.50%) - GT (2.00%)                   1
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


--------------------------------------------------------------------------------
                                                                         iShares

II. Total Return Information (Unaudited)

The tables on the following pages present information about the total return of each Fund's Underlying Index and the total return of each Fund. The information presented for each Fund is for its fiscal year ended March 31, 2002.

Total returns represent the change in value of each Fund during the periods noted in each table. Market return is based on the market price per share of each Fund, and NAV return is based on the NAV per share of each Fund. For a discussion of some of the reasons why NAV per share and market price per share may differ, see "Premium/Discount Information" on page 118. The Market and NAV returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. A Fund's past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Underlying Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the indices do not actually hold a portfolio of securities and therefore do not incur the management fees or other expenses incurred by the Funds. These fees and expenses negatively impact the performance of the Funds.

                           iShares S&P 100 Index Fund
                           Performance as of 3/31/02

--------------------------------------------------------------------------------

                    Average Annual Total Returns             Cumulative Total Returns
         -------------------------------------------------- --------------------------
           Year Ended 3/31/02      Inception to 3/31/02*      Inception to 3/31/02*
         ----------------------- -------------------------- --------------------------
iShares
Index
Fund       NAV   Market   Index    NAV     Market   Index     NAV     Market   Index
-------  ------- ------- ------- -------- -------- -------- -------- -------- --------
S&P 100  (1.23)% (0.25)% (1.03)% (14.42)% (13.51)% (14.25)% (20.06)% (18.71)% (19.86)%
--------------------------------------------------------------------------------------

 * Since inception total return periods are calculated from inception date (10/23/00) for the NAV and Index returns and from the first day of trading (10/27/00) for the Market return.

                          iShares S&P 500 Index Funds
                           Performance as of 3/31/02

--------------------------------------------------------------------------------

                                 Average Annual Total Returns             Cumulative Total Returns
                      -------------------------------------------------- --------------------------
                        Year Ended 3/31/02      Inception to 3/31/02*      Inception to 3/31/02*
                      ----------------------- -------------------------- --------------------------
iShares Index Fund      NAV   Market   Index    NAV     Market   Index     NAV     Market   Index
------------------    ------- ------- ------- -------- -------- -------- -------- -------- --------
S&P 500                 0.13% (0.73)%   0.24% (10.73)%  (9.48)% (10.67)% (19.21)% (16.98)% (19.11)%
S&P 500/BARRA Growth    4.64%   5.08%   4.83% (15.89)% (15.22)% (15.76)% (27.35)% (26.31)% (27.31)%
S&P 500/BARRA Value   (4.48)% (4.37)% (4.29)%  (2.58)%  (1.69)%  (2.42)%  (4.74)%  (3.10)%  (4.45)%
---------------------------------------------------------------------------------------------------

 * Since inception total return periods are calculated from inception date (05/15/00, 05/22/00 and 05/22/00, respectively) for the NAV and Index returns and from the first day of trading (05/19/00, 05/26/00 and 05/26/00, respectively) for the Market return.

                       iShares S&P MidCap 400 Index Funds
                           Performance as of 3/31/02

--------------------------------------------------------------------------------

                              Average Annual Total Returns         Cumulative Total Returns
                      -------------------------------------------- -------------------------
                       Year Ended 3/31/02   Inception to 3/31/02*    Inception to 3/31/02*
                      -------------------- ----------------------- -------------------------
iShares Index Fund     NAV   Market Index    NAV   Market   Index    NAV    Market   Index
------------------    ------ ------ ------ ------- ------- ------- -------- ------- --------
S&P MidCap 400        18.75% 18.66% 18.89%   9.70%  10.47%   9.88%   18.79%  20.21%   19.14%
S&P MidCap 400/BARRA
 Growth               16.03% 16.20% 16.32% (7.96)% (4.60)% (7.69)% (13.07)% (7.59)% (12.57)%
S&P MidCap 400/BARRA
 Value                21.79% 21.62% 21.98%  21.92%  22.48%  22.28%   39.72%  40.50%   40.20%
--------------------------------------------------------------------------------------------

 * Since inception total return periods are calculated from inception date (05/22/00, 07/24/00 and 07/24/00, respectively) for the NAV and Index returns and from the first day of trading (05/26/00, 07/28/00 and 07/28/00, respectively) for the Market return.

--------------------------------------------------------------------------------

iShares Supplemental Information
                      iShares S&P SmallCap 600 Index Funds
                           Performance as of 3/31/02

--------------------------------------------------------------------------------

                                                                       Cumulative Total
                               Average Annual Total Returns                Returns
                        ------------------------------------------- ----------------------
                         Year Ended 3/31/02  Inception to 3/31/02*  Inception to 3/31/02*
                        -------------------- ---------------------- ----------------------
iShares Index Fund       NAV   Market Index    NAV   Market  Index    NAV   Market  Index
------------------      ------ ------ ------ ------- ------ ------- ------- ------ -------
S&P SmallCap 600        21.74% 21.32% 21.97%  14.16% 15.48%  14.35%  27.93% 30.50%  28.32%
S&P SmallCap 600/BARRA
 Growth                 17.60% 17.95% 17.86% (2.03)%  2.25% (1.76)% (3.39)%  3.79% (2.94)%
S&P SmallCap 600/BARRA
 Value                  25.29% 25.75% 25.86%  22.31% 23.78%  22.76%  40.48% 43.00%  41.13%
------------------------------------------------------------------------------------------

 * Since inception total return periods are calculated from inception date (05/22/00, 07/24/00 and 07/24/00, respectively) for the NAV and Index returns and from the first day of trading (05/26/00, 07/28/00 and 07/28/00, respectively) for the Market return.

                       iShares S&P Global 100 Index Fund
                           Performance as of 3/31/02

--------------------------------------------------------------------------------

                           Average Annual Total Returns             Cumulative Total Returns
                -------------------------------------------------- --------------------------
                  Year Ended 3/31/02      Inception to 3/31/02*      Inception to 3/31/02*
                ----------------------- -------------------------- --------------------------
iShares Index
Fund              NAV   Market   Index    NAV     Market   Index     NAV     Market   Index
-------------   ------- ------- ------- -------- -------- -------- -------- -------- --------
S&P Global 100  (5.32)% (5.38)% (4.29)% (15.87)% (15.82)% (14.77)% (20.41)% (20.23)% (19.02)%
---------------------------------------------------------------------------------------------

 * Since inception total return periods are calculated from inception date (12/05/00) for the NAV and Index returns and from the first day of trading (12/08/00) for the Market return.

                  iShares S&P Global Energy Sector Index Fund
                           Performance as of 3/31/02

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                              Inception to
                                3/31/02*
                          --------------------
iShares Index Fund         NAV   Market Index
------------------        ------ ------ ------
S&P Global Energy Sector  10.10% 19.72% 10.09%
----------------------------------------------

 * Since inception total return periods are calculated from inception date (11/12/01) for the NAV and Index returns and from the first day of trading (11/16/01) for the Market return.

                iShares S&P Global Financials Sector Index Fund
                           Performance as of 3/31/02

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                                 Inception to
                                   3/31/02*
                              ------------------
iShares Index Fund             NAV  Market Index
------------------            ----- ------ -----
S&P Global Financials Sector  4.64% 3.26%  5.05%
------------------------------------------------

 * Since inception total return periods are calculated from inception date (11/12/01) for the NAV and Index returns and from the first day of trading (11/16/01) for the Market return.

--------------------------------------------------------------------------------
                                                                         iShares
                iShares S&P Global Healthcare Sector Index Fund
                           Performance as of 3/31/02

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                               Inception to 3/31/02*
                              -----------------------
iShares Index Fund              NAV   Market   Index
------------------            ------- ------- -------
S&P Global Healthcare Sector  (0.92)% (3.22)% (0.76)%
-----------------------------------------------------

* Since inception total return periods are calculated from inception date (11/13/01) for the NAV and Index returns and from the first day of trading (11/21/01) for the Market return.

                iShares S&P Global Technology Sector Index Fund
                           Performance as of 3/31/02

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                               Inception to 3/31/02*
                              -----------------------
iShares Index Fund              NAV   Market   Index
------------------            ------- ------- -------
S&P Global Technology Sector  (2.40)% (6.74)% (2.10)%
-----------------------------------------------------

* Since inception total return periods are calculated from inception date (11/12/01) for the NAV and Index returns and from the first day of trading (11/16/01) for the Market return.

            iShares S&P Global Telecommunications Sector Index Fund
                           Performance as of 3/31/02

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                                        Inception to 3/31/02*
                                      --------------------------
iShares Index Fund                      NAV     Market   Index
------------------                    -------- -------- --------
S&P Global Telecommunications Sector  (11.50)% (15.77)% (11.38)%
----------------------------------------------------------------

* Since inception total return periods are calculated from inception date (11/12/01) for the NAV and Index returns and from the first day of trading (11/16/01) for the Market return.

                       iShares S&P Europe 350 Index Fund
                           Performance as of 3/31/02

                           Average Annual Total Returns             Cumulative Total Returns
                -------------------------------------------------- --------------------------
                  Year Ended 3/31/02      Inception to 3/31/02*      Inception to 3/31/02*
iShares Index   ----------------------- -------------------------- --------------------------
Fund              NAV   Market   Index    NAV     Market   Index     NAV     Market   Index
-------------   ------- ------- ------- -------- -------- -------- -------- -------- --------
S&P Europe 350  (5.16)% (7.22)% (4.73)% (15.18)% (13.53)% (14.76)% (24.23)% (21.64)% (23.53)%
---------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (07/25/00) for the NAV and Index returns and from the first day of trading (07/28/00) for the Market return.

--------------------------------------------------------------------------------

iShares Supplemental Information
                         iShares S&P/TSE 60 Index Fund
                           Performance as of 3/31/02

                                                            Cumulative
                                                               Total
                    Average Annual Total Returns              Returns
            --------------------------------------------- --------------------------
                                                              Inception
                                                                 to
            Year Ended 3/31/02   Inception to 3/31/02*        3/31/02*
iShares     ------------------ -------------------------- --------------------------
Index Fund   NAV  Market Index   NAV     Market   Index     NAV     Market   Index
----------  ----- ------ ----- -------- -------- -------- -------- -------- --------
S&P/TSE 60  2.43% 1.61%  1.47% (12.85)% (14.80)% (12.89)% (21.95)% (24.85)% (27.79)%
------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (06/12/00) for the NAV and Index returns and from the first day of trading (06/19/00) for the Market return.

                 iShares S&P Latin America 40 Sector Index Fund
                           Performance as of 3/31/02

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                          Inception to
                            3/31/02*
                      --------------------
iShares Index Fund     NAV   Market Index
------------------    ------ ------ ------
S&P Latin America 40  27.16% 27.42% 27.68%
------------------------------------------

* Since inception total return periods are calculated from inception date (10/25/01) for the NAV and Index returns and from the first day of trading (10/26/01) for the Market return.

                        iShares S&P TOPIX 150 Index Fund
                           Performance as of 3/31/02

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                Inception to 3/31/02*
iShares Index  -----------------------
Fund             NAV   Market   Index
-------------  ------- ------- -------
S&P TOPIX 150  (4.91)% (4.84)% (4.77)%
--------------------------------------

* Since inception total return periods are calculated from inception date (10/23/01) for the NAV and Index returns and from the first day of trading (10/26/01) for the Market return.

                        iShares Russell 3000 Index Funds
                           Performance as of 3/31/02

                                Average Annual Total Returns             Cumulative Total Returns
                     -------------------------------------------------- --------------------------
                       Year Ended 3/31/02      Inception to 3/31/02*      Inception to 3/31/02*
                     ----------------------- -------------------------- --------------------------
iShares Index Fund     NAV   Market   Index    NAV     Market   Index     NAV     Market   Index
------------------   ------- ------- ------- -------- -------- -------- -------- -------- --------
Russell 3000           1.35%   1.57%   1.77%  (8.23)%  (7.80)%  (7.96)% (14.76)% (13.95)% (14.29)%
Russell 3000 Growth  (1.95)% (0.15)% (1.47)% (27.42)% (24.60)% (27.34)% (41.77)% (37.72)% (41.53)%
Russell 3000 Value     5.34%   5.79%   5.67%    5.32%    6.27%    5.62%    9.13%   10.73%    9.61%
--------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (05/22/00, 07/24/00 and 07/24/00, respectively) for the NAV and Index returns and from the first day of trading (05/26/00, 07/28/00 and 07/28/00, respectively) for the Market return.

--------------------------------------------------------------------------------
                                                                         iShares
                        iShares Russell 2000 Index Funds
                           Performance as of 3/31/02

                                                                       Cumulative
                                                                          Total
                              Average Annual Total Returns               Returns
                     ----------------------------------------------- --------------------------
                                                                         Inception
                                                                            to
                      Year Ended 3/31/02    Inception to 3/31/02*        3/31/02*
                     -------------------- -------------------------- --------------------------
iShares Index Fund    NAV   Market Index    NAV     Market   Index     NAV     Market   Index
------------------   ------ ------ ------ -------- -------- -------- -------- -------- --------
Russell 2000         13.40% 12.90% 13.98%    4.80%    6.22%    5.33%    9.12%   11.81%   10.14%
Russell 2000 Growth   4.24%  3.32%  4.95% (19.13)% (15.73)% (18.85)% (30.12)% (24.95)% (29.59)%
Russell 2000 Value   23.05% 22.53% 23.74%   22.24%   22.55%   22.90%   40.33%   40.63%   41.41%
-----------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (05/22/00, 07/24/00 and 07/24/00, respectively) for the NAV and Index returns and from the first day of trading (05/26/00, 07/28/00 and 07/28/00, respectively) for the Market return.

                        iShares Russell 1000 Index Funds
                           Performance as of 3/31/02

                                Average Annual Total Returns             Cumulative Total Returns
                     -------------------------------------------------- --------------------------
                       Year Ended 3/31/02      Inception to 3/31/02*      Inception to 3/31/02*
                     ----------------------- -------------------------- --------------------------
iShares Index Fund     NAV   Market   Index    NAV     Market   Index     NAV     Market   Index
------------------   ------- ------- ------- -------- -------- -------- -------- -------- --------
Russell 1000           0.68%   0.81%   0.87% (10.73)%  (9.37)% (10.58)% (19.21)% (16.80)% (18.96)%
Russell 1000 Growth  (2.30)% (1.66)% (2.00)% (21.96)% (21.38)% (21.75)% (36.95)% (35.91)% (36.93)%
Russell 1000 Value     4.22%   4.64%   4.38%    2.92%    3.68%    3.08%    5.49%    6.91%    5.79%
--------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (05/15/00, 05/22/00 and 05/22/00, respectively) for the NAV and Index returns and from the first day of trading (05/19/00, 05/26/00 and 05/26/00, respectively) for the Market return.

                       iShares Russell Midcap Index Funds
                           Performance as of 3/31/02

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                       Inception to 3/31/02*
                       ---------------------
iShares Index Fund       NAV   Market  Index
------------------     ------- ------- -----
Russell Midcap           3.08%   4.18% 3.18%
Russell Midcap Growth  (3.75)% (2.51)% 3.19%
Russell Midcap Value     7.14%   7.99% 7.27%
--------------------------------------------

* Since inception total return periods are calculated from inception date (07/17/01, 07/17/01 and 07/17/01, respectively) for the NAV and Index returns and from the first day of trading (07/20/01, 07/20/01 and 07/20/01, respectively) for the Market return.

--------------------------------------------------------------------------------

iShares Supplemental Information

Copies of the Prospectus can be found on our website at www.iShares.com. For more detailed information on the iShares Trust and iShares, you may request a copy of the Statement of Additional Information ("SAI").

The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund's investments is available in the iShares Trust's annual and semiannual reports to shareholders. In the iShares Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

If you have questions about the Funds or iShares or you wish to obtain the SAI, semiannual or annual report free of charge, please:

    Call:    1-800-iShares
             Monday through Friday
             8:00 a.m. to 8:00 p.m. (Eastern time)

    Write:   iShares Trust
             c/o SEI Investments Distribution Co.
             1 Freedom Valley Drive
             Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

                   Investment Company Act File No. 811-09729

--------------------------------------------------------------------------------
                                                                         iShares
iShares

iShares Trust

The iShares Trust consists of over 50 separate investment portfolios called "Funds." Each Fund described herein seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index compiled by one of two "Index Providers": Dow Jones & Company and Cohen & Steers Capital Management, Inc. Barclays Global Fund Advisors is the advisor to each Fund.

iShares Trust is a registered investment company. The shares of iShares Trust Funds, called "iShares(R)," are listed and traded on national securities exchanges (each, a "Listing Exchange"). Market prices for iShares may be different from their net asset value ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems iShares at NAV only in large blocks of 50,000 iShares or multiples thereof ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, iShares are not redeemable securities.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                        Prospectus dated August 1, 2002

Table of Contents

 Details on          Overview............................................     1
  Investing
  in iShares
                     Introduction........................................     1
                     Investment Objective................................     1

                     Principal Investment Strategies.....................     1
                     Replication.........................................     2
                     Representative Sampling.............................     2
                     Correlation.........................................     2
                     Industry Concentration Policy.......................     2

 Details on the      Principal Risk Factors Common to All Funds..........     2
  Risks of
  Investing in
  iShares
                     Market Risk.........................................     2
                     Trading Risk........................................     3
                     Asset Class Risk....................................     3
                     Tracking Error Risk.................................     3
                     Market Trading Risks................................     3
                     Passive Investments.................................     3
                     Lack of Governmental Insurance or Guarantee.........     4
                     Concentration.......................................     4
                     Derivatives.........................................     4

 Details on Each     Description of iShares Dow Jones U.S. Index
  iShares Fund       Funds...............................................     5
                     iShares Dow Jones U.S. Total Market Index Fund......     6
                     iShares Dow Jones U.S. Basic Materials Sector Index
                     Fund................................................     9
                     iShares Dow Jones U.S. Consumer Cyclical Sector
                     Index Fund..........................................    12
                     iShares Dow Jones U.S. Consumer Non-Cyclical Sector
                     Index Fund..........................................    15
                     iShares Dow Jones U.S. Energy Sector Index Fund.....    18
                     iShares Dow Jones U.S. Financial Sector Index Fund..    21
                     iShares Dow Jones U.S. Healthcare Sector Index
                     Fund................................................    24
                     iShares Dow Jones U.S. Industrial Sector Index
                     Fund................................................    27
                     iShares Dow Jones U.S. Technology Sector Index
                     Fund................................................    30
                     iShares Dow Jones U.S. Telecommunications Sector
                     Index Fund..........................................    33
                     iShares Dow Jones U.S. Utilities Sector Index Fund..    36
                     iShares Dow Jones U.S. Chemicals Index Fund.........    39
                     iShares Dow Jones U.S. Financial Services Index
                     Fund................................................    42
                     iShares Dow Jones U.S. Internet Index Fund..........    45
                     iShares Dow Jones U.S. Real Estate Index Fund.......    48

                     Description of iShares Cohen & Steers Index Fund....    51
                     iShares Cohen & Steers Realty Majors Index Fund.....    52

 Details on          Management..........................................    54
  Management
  and Operations
                     Investment Advisor..................................    54
                     Administrator, Custodian, Transfer Agent and
                     Securities
                     Lending Agent.......................................    54

                                                                          page i

 Details on Buying   Shareholder Information...............................   55
  and
  Selling iShares
                     Buying and Selling iShares............................   55
                     Book Entry............................................   55
                     iShare Prices.........................................   55
                     Determining NAV.......................................   56
                     Dividends and Distributions...........................   56
                     Taxes.................................................   56
                     Taxes on Distributions................................   56
                     Taxes when iShares are Sold...........................   56
                     Creations and Redemptions.............................   56
                     iShares Transaction Fees..............................   58
                     Possible Claim........................................   58

                     Distribution..........................................   59

                     Financial Highlights..................................   59

                     Index Providers.......................................   66

                     Disclaimers...........................................   67

                     Supplemental Information..............................   69
                     Premium/Discount Information (Unaudited)..............   69
                     Total Return Information..............................   79

                                                                         page ii

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in iShares. It contains important facts about the iShares Trust as a whole and each Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an "index fund" which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index") developed by one of the following Index Providers:

    Dow Jones & Company publishes The Wall Street Journal and its international and interactive editions, Barron's and SmartMoney magazines and other periodicals, the Dow Jones Newswires, dowjones.com, and the Ottaway group of community newspapers.

    Cohen & Steers provides financial, economic and investment information and analytical services to the financial community.

Barclays Global Fund Advisors ("BGFA"), the advisor to each Fund, is a subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA and its affiliates are not affiliated with either of the Index Providers.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of iShares Funds sections provide important information about each Fund, including a brief description of its Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular security, nor does it attempt to apply any economic, financial or market analysis.

Indexing may eliminate some of the risks of active management, such as poor stock selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund will invest at least 90% of its total assets in the securities of its Underlying Index or in American Depository Receipts ("ADRs") based on securities in the Underlying Index. A Fund may hold up to 10% of its total assets in securities not included in its Underlying Index. For example, BGFA may invest in securities not included in the relevant Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the relevant Underlying Index (such as reconstitutions, additions and deletions). A Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents.

--------------------------------------------------------------------------------

iShares Overview/Principal Investment Strategies

BGFA uses two basic indexing strategies - Replication and Representative Sampling - as described below. The Description of iShares Funds sections indicate the strategy of each Fund.

Replication

"Replication" is investing in substantially all of the securities in the relevant Underlying Index in approximately the same proportions as in the Underlying Index.

Representative Sampling

"Representative Sampling" is investing in a representative sample of securities in the Underlying Index, which have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called "tracking error." A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication.

Industry Concentration Policy

No Fund will concentrate its investments (i.e., hold 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors Common to all Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of such Fund. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund's NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund's NAV in response to market movements, and over longer periods during market downturns.

--------------------------------------------------------------------------------
                                                                         iShares

Trading Risk

While the creation/redemption feature of iShares is designed to make it likely that iShares will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from net asset value.

Asset Class Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Tracking Error Risk

Factors such as the fees and expenses of a Fund, imperfect correlation between a Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may affect BGFA's ability to achieve close correlation with the Underlying Index of each Fund. Each Fund's returns may therefore deviate from those of its Underlying Index.

Market Trading Risks

Absence of Prior Active Market

    Although the iShares are listed for trading on the American Stock Exchange LLC ("AMEX") and are listed and traded on other U.S. and foreign exchanges, there can be no assurance that an active trading market for iShares will develop or be maintained.

Lack of Market Liquidity

    Trading in iShares may be halted because of market conditions or for reasons that, in the view of the Listing Exchange, make trading in iShares inadvisable. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the iShares of any Fund will continue to be met or will remain unchanged.

iShares May Trade at Prices Other than NAV

    iShares may trade at, above or below their NAV. The NAV of iShares will fluctuate with changes in the market value of a Fund's holdings. The trading prices of iShares will fluctuate in accordance with changes in their NAVs as well as market supply and demand. However, given that iShares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAVs of iShares should not be sustained.

Additional principal risks associated with investing in iShares of a particular Fund are discussed in the Description of iShares Funds sections.

Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in the securities included in its Underlying Index regardless of their investment merit. BGFA does not attempt to individually select securities or to take defensive positions in declining markets.

--------------------------------------------------------------------------------

iShares Principal Risk Factors Common to All Funds

Lack of Governmental Insurance or Guarantee

An investment in the Funds is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Concentration

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those securities and be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

--------------------------------------------------------------------------------
                                                                         iShares

Description of iShares Dow Jones U.S. Index Funds

iShares Dow Jones U.S. Index Funds

  . iShares Dow Jones U.S. Total Market Index Fund

  . iShares Dow Jones U.S. Basic Materials Sector Index Fund

  . iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

  . iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

  . iShares Dow Jones U.S. Energy Sector Index Fund

  . iShares Dow Jones U.S. Financial Sector Index Fund

  . iShares Dow Jones U.S. Healthcare Sector Index Fund

  . iShares Dow Jones U.S. Industrial Sector Index Fund

  . iShares Dow Jones U.S. Technology Sector Index Fund

  . iShares Dow Jones U.S. Telecommunications Sector Index Fund

  . iShares Dow Jones U.S. Utilities Sector Index Fund

  . iShares Dow Jones U.S. Chemicals Index Fund

  . iShares Dow Jones U.S. Financial Services Index Fund

  . iShares Dow Jones U.S. Internet Index Fund

  . iShares Dow Jones U.S. Real Estate Index Fund

Dow Jones, Dow Jones U.S. Total Market Index, Dow Jones U.S. Basic Materials Sector Index, Dow Jones U.S. Consumer Cyclical Sector Index, Dow Jones U.S. Consumer Non-Cyclical Sector Index, Dow Jones U.S. Energy Sector Index, Dow Jones U.S. Financial Sector Index, Dow Jones U.S. Healthcare Sector Index, Dow Jones U.S. Industrial Sector Index, Dow Jones U.S. Technology Sector Index, Dow Jones U.S. Telecommunications Sector Index, Dow Jones U.S. Utilities Sector Index, Dow Jones U.S. Chemicals Index, Dow Jones U.S. Financial Services Index, Dow Jones U.S. Internet Index and Dow Jones U.S. Real Estate Index are servicemarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by BGI. The Funds that are based on Dow Jones indices are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representations regarding the advisability of investing in iShares.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Index Funds
iShares Dow Jones U.S. Total Market
Index Fund

Cusip: 464287846
CBOE Trading Symbol: IYY
Underlying Index: Dow Jones U.S. Total Market Index

Investment Objective

The iShares Dow Jones U.S. Total Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Total Market Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the U.S. equity broad market. The Fund uses a Replication strategy to try to track the Index. The Index is comprised of all of the companies in the Dow Jones Large-Cap Index, Dow Jones Mid-Cap Index and Dow Jones Small-Cap Index. The Index is structured to represent approximately 95% of the market capitalization of all listed U.S. equity securities.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (12.14)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -13.25%. The best calendar quarter return during the period shown above was 11.84% in the 4th quarter of 2001; the worst was -15.75% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                  -12.14%    -12.88%
   Return After Taxes on Distributions/2/               -12.50%    -13.20%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            -7.39%    -10.37%
Index (Index returns do not reflect deductions for
     fees, expenses, or taxes)                          -11.95%    -12.75%

--------
1  Inception date: 6/12/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not refllect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Total Market Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.20%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.20%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $20                 $64                        $113                         $255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $8,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,498,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $8,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,498,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,100 if the Creation Unit is redeemed after one year, $24,045 if the Creation Unit is redeemed after three years, $36,066 if the Creation Unit is redeemed after five years, and $71,546 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Dow Jones U.S. Basic Materials
Sector Index Fund

Cusip: 464287838
AMEX Trading Symbol: IYM
Underlying Index: Dow Jones U.S. Basic Materials Sector Index

Investment Objective

The iShares Dow Jones U.S. Basic Materials Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the basic materials economic sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies are involved in the production of aluminum, chemicals, commodities, chemicals specialty products, forest products, non-ferrous mining products, paper products, precious metals and steel.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2002, the Index was concentrated in chemicals, which comprised 55.17% of its market capitalization (based on the composition of the Index).

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Companies in this sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

.. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns.

.. Companies in this sector are at risk for environmental damage and product liability claims.

.. Companies in this sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Basic Materials Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                               2001/1/     1.08%
--------
1 The Fund's total return for the six months ended June 30, 2002 was 7.57%. The best calendar quarter return during the period shown above was 12.79% in the 4th quarter of 4th; the worst was -12.34% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                   1.08%      6.04%
   Return After Taxes on Distributions/2/                0.43%      5.24%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            0.64%      4.43%
Index (Index returns do not reflect deductions for
     fees, expenses, or taxes)                           1.63%      6.53%

--------
1  Inception date: 6/12/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $61                $192                        $335                         $750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,083,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,083,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,273 if the Creation Unit is redeemed after one year, $40,530 if the Creation Unit is redeemed after three years, $70,238 if the Creation Unit is redeemed after five years, and $156,728 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Basic Materials Sector Index Fund iShares Dow Jones U.S. Consumer
Cyclical Sector Index Fund

Cusip: 464287580
AMEX Trading Symbol: IYC
Underlying Index: Dow Jones U.S. Consumer Cyclical Sector Index

Investment Objective

The iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Cyclical Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include airlines, auto manufacturers, tire and rubber manufacturers, auto parts suppliers, casinos, toy manufacturers, restaurant chains, home construction companies, lodging chains, broadline retailers, specialty retailers, footwear and clothing/fabric manufacturers, and media companies, such as advertising companies, entertainment and leisure companies, consumer electronics companies, broadcasters and publishers.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. The success of consumer product manufacturers and retailers is tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence.

.. The success of companies in this sector depends heavily on disposable household income and consumer spending.

.. Companies in this sector are subject to severe competition.

.. Changes in demographics and consumer tastes can affect the success of consumer products.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                               2001/1/     0.34%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -10.09%. The best calendar quarter return during the period shown above was 17.87% in the 4th quarter of 2001; the worst was -22.15% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                   0.34%      -4.13%
   Return After Taxes on Distributions/2/                0.29%      -4.28%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            0.20%      -3.37%
Index (Index returns do not reflect deductions for
     fees, expenses, or taxes)                           0.90%      -3.67%

--------
1  Inception date: 6/12/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis) any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $61                $192                        $335                         $750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,740,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,740,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $18,292 if the Creation Unit is redeemed after one year, $54,127 if the Creation Unit is redeemed after three years, $93,183, if the Creation Unit is redeemed after five years, and $206,892 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Dow Jones U.S. Consumer
Non-Cyclical Sector Index Fund

Cusip: 464287812
AMEX Trading Symbol: IYK
Underlying Index: Dow Jones U.S. Consumer Non-Cyclical Sector Index

Investment Objective

The iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Non-Cyclical Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the consumer non-cyclical economic sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include distillers and brewers, producers of soft drinks, consumer service companies, durable and non-durable household product manufacturers, cosmetics companies, food retailers, other food companies, tobacco and agricultural companies.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the extent the Index is so concentrated. As of May 31, 2002, the Index was concentrated in food and beverage, and household products, which comprised 42.94% and 19.95%, respectively, of its market capitalization (based on the composition of the Index).

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Governmental regulation affecting the permissibility of using various food additives and production methods could affect the profitability of companies in this sector.

.. Tobacco companies may be adversely affected by new laws and/or by litigation.

.. The success of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

.. The products of internet-related and software companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

.. Software and computer companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


--------------------------------------------------------------------------------

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                               2001/1/     2.21%
--------
1 Fund's total return for the six months ended June 30, 2002 was 4.56%. The best calendar quarter return during the period shown above was 8.67% in the 1st quarter of 2002; the worst was -5.62% in the 1st quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                   2.21%      5.48%
   Return After Taxes on Distributions/2/                1.72%      5.00%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            1.34%      4.15%
Index (Index returns do not reflect deductions for
     fees, expenses, or taxes)                           3.14%      6.37%

--------
1  Inception date: 6/12/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $61                $192                        $335                         $750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,416,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,416,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $15,315 if the Creation Unit is redeemed after one year, $46,929 if the Creation Unit is redeemed after three years, $81,386 if the Creation Unit is redeemed after five years, and $181,704 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund iShares Dow Jones U.S. Energy Sector
Index Fund

Cusip: 464287796
AMEX Trading Symbol: IYE
Underlying Index: Dow Jones U.S. Energy Sector Index

Investment Objective

The iShares Dow Jones U.S. Energy Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Energy Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the energy sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include oil equipment and services, oil-major, oil-secondary and pipelines.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2002, the Index was concentrated in oil and gas, which comprised 99.67% of its market capitalization (based on the composition of the Index).

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. The profitability of companies in this sector is related to worldwide energy prices and exploration, and production spending.

.. Companies in this sector could be adversely affected by changes in exchange rates.

.. Companies in this sector are affected by government regulation, world events and economic conditions.

.. Companies in this sector are at risk for environmental damage claims.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (11.83)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -2.65%. The best calendar quarter return during the period shown above was 9.24% in the 4th quarter of 2001; the worst was -13.15% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                  -11.83%     -3.03%
   Return After Taxes on Distributions/2/               -12.27%     -3.47%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            -7.20%     -2.63%
Index (Index returns do not reflect deductions for
     fees, expenses, or taxes)                          -11.66%     -2.76%

--------
1  Inception date: 6/12/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Energy Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $61                $192                        $335                         $750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,374,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,374,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $15,057 if the Creation Unit is redeemed after one year, $46,122 if the Creation Unit is redeemed after three years, $79,980 if the Creation Unit is redeemed after five years, and $178,554 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Dow Jones U.S. Financial Sector
Index Fund

Cusip: 464287788
AMEX Trading Symbol: IYF
Underlying Index: Dow Jones U.S. Financial Sector Index

Investment Objective

The iShares Dow Jones U.S. Financial Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the financial economic sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include major banks, regional banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations, and securities brokers.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2002, the Index was concentrated in banks and financial services, which comprised 39.86% and 39.80%, respectively, of its market capitalization (based on the composition of the Index).

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

.. The profitability of companies in this sector is adversely affected by increases in interest rates.

.. The profitability of companies in this sector is adversely affected by loans losses, which usually increase in economic downturns.

.. Insurance companies may be subject to severe price competition.

.. Newly enacted laws are expected to result in increased inter-industry consolidation and competition in this sector.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


--------------------------------------------------------------------------------

iShares Dow Jones U.S. Financial Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (7.07)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was --2.75%. The best calendar quarter return during the period shown above was 8.05% in the 2nd quarter of 2001; the worst was -12.05% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                   -7.07%     9.16%
   Return After Taxes on Distributions/2/                -7.56%     8.21%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            -4.32%     6.89%
Index (Index returns do not reflect deductions for
     fees, expenses, or taxes)                           -6.38%     9.88%

--------
1  Inception date: 5/22/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $61                $192                        $335                         $750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $4,054,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,054,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $26,353 if the Creation Unit is redeemed after one year, $79,388 if the Creation Unit is redeemed after three years, $137,192 if the Creation Unit is redeemed after five years, and $305,482 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Financial Sector Index Fund iShares Dow Jones U.S. Healthcare Sector
Index Fund

Cusip: 464287762
AMEX Trading Symbol: IYH
Underlying Index: Dow Jones U.S. Healthcare Sector Index

Investment Objective

The iShares Dow Jones U.S. Healthcare Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Healthcare Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the healthcare sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2002, the Index was concentrated in pharmaceuticals and biotechnology, which comprised 70.22% of its market capitalization (based on the composition of the Index).

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Many companies in this sector are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies.

.. Companies in this sector are subject to extensive litigation based on product liability and similar claims.

.. Companies in this sector are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

.. Many new products in this sector are subject to the approval of the Food and Drug Administration. The process of obtaining such approval is long and costly.

.. Companies in this sector may be thinly capitalized.

.. Companies in this sector may be susceptible to product obsolescence.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (13.34)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -18.20%. The best calendar quarter return during the period shown above was 2.69% in the 4th quarter of 2001; the worst was -16.96% in the 1st quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                  -13.34%     3.00%
   Return After Taxes on Distributions/2/               -13.48%     2.84%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            -8.13%     2.33%
Index (Index returns do not reflect deductions for
     fees, expenses, or taxes)                          -12.84%     3.76%

--------
1  Inception date: 6/12/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Healthcare Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $61                $192                        $335                         $750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $750 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,785,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $750 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,785,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $17,826 if the Creation Unit is redeemed after one year, $54,265 if the Creation Unit is redeemed after three years, $93,982 if the Creation Unit is redeemed after five years, and $209,611 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Dow Jones U.S. Industrial Sector
Index Fund

Cusip: 464287754
AMEX Trading Symbol: IYJ
Underlying Index: Dow Jones U.S. Industrial Sector Index

Investment Objective

The iShares Dow Jones U.S. Industrial Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrial Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the industrial sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include aerospace and defense companies, advanced industrial companies, equipment manufacturers, air freight companies, building materials manufacturers, packaging companies, manufacturers of electrical components and equipment, heavy construction companies, manufacturers of heavy machinery, industrial services companies, industrial companies, marine transportation companies, railroads, shipbuilders, and trucking companies.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2002, the Index was concentrated in industrial diversified, which comprised 43.50% of its market capitalization (based on the composition of the Index).

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. The stock prices of companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general.

.. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

.. Government regulation, world events and economic conditions affect the performance of companies in this sector.

.. Companies in this sector are at risk for environmental damage and product liability claims.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Industrial Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (10.43)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -14.57%. The best calendar quarter return during the period shown above was 18.43% in the 4th quarter of 2001; the worst was -18.73% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                  -10.43%     -8.26%
   Return After Taxes on Distributions/2/               -10.66%     -8.53%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            -6.36%     -6.71%
Index (Index returns do not reflect deductions for
     fees, expenses, or taxes)                          -10.16%     -9.37%

--------
1  Inception date: 6/12/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $61                $192                        $335                         $750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,289,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,289,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $15,527 if the Creation Unit is redeemed after one year, $45,460 if the Creation Unit is redeemed after three years, $78,084 if the Creation Unit is redeemed after five years, and $173,066 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Industrial Sector Index Fund iShares Dow Jones U.S. Technology Sector
Index Fund

Cusip: 464287721
AMEX Trading Symbol: IYW
Underlying Index: Dow Jones U.S. Technology Sector Index

Investment Objective

The iShares Dow Jones U.S. Technology Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, the Dow Jones U.S. Technology Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the technology sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2002, the Index was concentrated in software and hardware/equipment, which comprised 26.64% and 23.38%, respectively, of its market capitalization (based on the composition of the Index).

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Technology companies face intense competition, both domestically and internationally.

.. Technology companies may have limited product lines, markets, financial resources or personnel.

.. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

.. Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

.. Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (28.73)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -32.23%. The best calendar quarter return during the period shown above was 36.98% in the 4th quarter of 2001; the worst was -36.47% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                  -28.73%    -38.18%
   Return After Taxes on Distributions/2/               -28.73%    -38.18%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                           -17.49%    -29.52%
Index (Index returns do not reflect deductions for
     fees, expenses, or taxes)                          -28.34%    -37.83%

--------
1  Inception date: 5/15/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Technology Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $61                $192                        $335                         $750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,076,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,076,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,975 if the Creation Unit is redeemed after one year, $41,131 if the Creation Unit is redeemed after three years, $70,728 if the Creation Unit is redeemed after five years, and $156,897 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Dow Jones U.S.
Telecommunications Sector Index Fund

Cusip: 464287713
AMEX Trading Symbol: IYZ
Underlying Index: Dow Jones U.S. Telecommunications Sector Index

Investment Objective

The iShares Dow Jones U.S. Telecommunications Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Telecommunications Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the telecommunications sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include fixed line communications and wireless communications companies.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2002, the Index was concentrated in fixed line communications, which comprised 91.09% of its market capitalization (based on the composition of the Index).

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. The domestic telecommunications market is characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities.

.. Companies in this sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

.. Technological innovations may make the products and services of telecommunications companies obsolete.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


--------------------------------------------------------------------------------

iShares Dow Jones U.S. Telecommunications Sector Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (18.66)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -38.98%. The best calendar quarter return during the period shown above was -1.33% in the 2nd quarter of 2001; the worst was -27.17% in the 2nd quarter of 2002.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                          One    Since Fund
                                                         Year   Inception/1/
                                                        ------- ------------
Fund:
   Return Before Taxes                                  -18.66%   -29.66%
   Return After Taxes on Distributions/2/               -18.88%   -30.12%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                           -11.35%   -23.36%
Index (Index returns do not reflect deductions for
     fees, expenses, or taxes)                          -12.77%   -23.40%

--------
1  Inception date: 5/22/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $61                $192                        $335                         $750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $1,120,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,120,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $7,119 if the Creation Unit is redeemed after one year, $21,778 if the Creation Unit is redeemed after three years, $37,755 if the Creation Unit is redeemed after five years, and $84,271 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Telecommunications Sector Index Fund iShares Dow Jones U.S. Utilities Sector
Index Fund

Cusip: 464287697
AMEX Trading Symbol: IDU
Underlying Index: Dow Jones U.S. Utilities Sector Index

Investment Objective

The iShares Dow Jones U.S. Utilities Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the utilities sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include electric utilities, gas utilities and water utilities.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2002, the Index was concentrated in electric, which comprised 93.54% of its market capitalization (based on the composition of the Index).

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. The rates of regulated utility companies are subject to review and limitation by governmental regulatory commissions.

.. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

.. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have no experience.

.. Deregulation is subjecting utility companies to greater competition and may adversely affect profitability.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (26.42)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -6.12%. The best calendar quarter return during the period shown above was 4.54% in the 1st quarter of 2002; the worst was -15.63% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                   Since Fund
                                                        One Year  Inception/1/
                                                        --------- ------------
Fund:
   Return Before Taxes                                   -26.42%     -3.16%
   Return After Taxes on Distributions/2/                -27.23%     -4.21%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                            -16.03%     -2.95%
Index (Index returns do not reflect deductions for
     fees, expenses, or taxes)                           -26.18%     -2.80%

--------
1  Inception date: 6/12/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Utilities Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $61                $192                        $335                         $750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $3,117,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,117,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $19,610 if the Creation Unit is redeemed after one year, $60,391 if the Creation Unit is redeemed after three years, $104,839 if the Creation Unit is redeemed after five years, and $234,243 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Dow Jones U.S. Chemicals
Index Fund

Cusip: 464287820
AMEX Trading Symbol: IYD
Underlying Index: Dow Jones U.S. Chemical Index

Investment Objective

The iShares Dow Jones U.S. Chemicals Index Fund seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Chemicals Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the chemicals industry portion of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include chemicals, household products/wares, commercial services, miscellaneous manufacture, environmental control, pharmaceuticals and metals-diversified.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2002, the Index was concentrated in chemicals, which comprised 100% of its market capitalization (based on the composition of the Index).

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. The chemical industry can be significantly affected by intense competition, product obsolescence and government regulation.

.. The chemical industry is subject to risks associated with the production, handling and disposal of hazardous components.

.. Companies in the chemical industry are at risk for environmental damage and product liability claims.

.. Many companies in this sector are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Chemicals Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                               2001/1/     0.57%
--------
1 The Fund's total return for the six months ended June 30, 2002 was 7.24%. The best calendar quarter return during the period shown above was 13.98% in the 4th quarter of 2001; the worst was -11.69% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                    0.57%     5.60%
   Return After Taxes on Distributions/2/                -0.24%     4.53%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                             0.32%     3.92%
Index (Index returns do not reflect deductions for
     fees, expenses, or taxes)                           -0.30%     3.56%

--------
1  Inception date: 6/12/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $61                $192                        $335                         $750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,240,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,240,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,987 if the Creation Unit is redeemed after one year, $43,302 if the Creation Unit is redeemed after three years, $75,252 if the Creation Unit is redeemed after five years, and $168,272 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Chemicals Index Fund iShares Dow Jones U.S. Financial Services
Index Fund

Cusip: 464287770
AMEX Trading Symbol: IYG
Underlying Index: Dow Jones U.S. Financial Services Index

Investment Objective

The iShares Dow Jones U.S. Financial Services Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the financial services industry segment of the U.S. equity market. It is a subset of the Dow Jones U.S. Financial Index. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include banks, savings and loan associations, specialty financial firms, and other financial services firms.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2002, the Index was concentrated in banks, diversified financial and investment services, which comprised 53.95%, 34.72% and 11.34%, respectively, of its market capitalization (based on the composition of the Index).

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Companies in this segment are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

.. The profitability of companies in this segment is adversely affected by increases in interest rates.

.. The profitability of companies in this segment is adversely affected by loan losses, which usually increase in economic downturns.

.. Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (6.39)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was -3.30%. The best calendar quarter return during the period shown above was 9.26% in the 4th quarter of 2001; the worst was --13.46% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                   -6.39%     5.68%
   Return After Taxes on Distributions/2                --6.85%     5.03%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                           --3.90%     4.23%
Index (Index returns do not reflect deductions for
     fees, expenses, or taxes)                          --5.76%     6.37%

--------
1  Inception date: 6/12/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Financial Services Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $61                $192                        $335                         $750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $4,643,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,643,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $29,468 if the Creation Unit is redeemed after one year, $90,216 if the Creation Unit is redeemed after three years, $156,428 if the Creation Unit is redeemed after five years, and $349,195 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Dow Jones U.S. Internet
Index Fund

Cusip: 464287747
AMEX Trading Symbol: IYV
Underlying Index: Dow Jones U.S. Internet Index

Investment Objective

The iShares Dow Jones U.S. Internet Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Internet Index (the "Index").

Principal Investment Strategy

The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Fund uses a Representative Sampling strategy to try to track the Index, which is comprised of two sub-groups:

.. Internet Commerce: companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site.

.. Internet Services: companies that derive the majority of their revenues from providing access to the Internet or providing enabling services to people using the Internet.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2002, the Index was concentrated in software and consumer services, which comprised 33.71% and 17.60%, respectively, of its market capitalization (based on the composition of the Index).

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.

.. The Internet sector may be subject to greater governmental regulation than other sectors and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this sector.

.. Companies in this sector are subject to risks of new technologies and competitive pressures.

.. Companies in this sector are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Internet Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                              2001/1/     (53.28)%
--------
1 The Fund's total return for the six months ended June 30, 2002 was --42.59%. The best calendar quarter return during the period shown above was 58.68% in the 4th quarter of 2001; the worst was --53.38% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                          One    Since Fund
                                                         Year   Inception/1/
                                                        ------- ------------
Fund:
   Return Before Taxes                                  -53.28%   -59.93%
   Return After Taxes on Distributions/2                -53.28%   -60.46%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                           -32.45%   -44.82%
Index (Index returns do not reflect deductions for
     fees, expenses, or taxes)                          -54.37%   -59.51%

--------
1  Inception date: 5/15/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $61                $192                        $335                         $750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $475,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $475,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $3,164 if the Creation Unit is redeemed after one year, $9,383 if the Creation Unit is redeemed after three years, $16,161 if the Creation Unit is redeemed after five years, and $35,895 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Internet Index Fund iShares Dow Jones U.S. Real Estate
Index Fund

Cusip: 464287739
AMEX Trading Symbol: IYR
Underlying Index: Dow Jones U.S. Real Estate Index

Investment Objective

The iShares Dow Jones U.S. Real Estate Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the real estate industry sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include hotel and resort companies and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. The Fund will concentrate its investments in these industry groups.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of May 31, 2002, the Index was concentrated in real estate, which comprised 100% of its market capitalization (based on the composition of the Index).

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Investment in this sector is subject to many of the same risks associated with the direct ownership of real estate such as:

 . Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates);

 . Obsolescence of properties;

 . Changes in the availability, cost and terms of mortgage funds; and

 . The impact of environmental laws.

.. A REIT that fails to comply with federal tax requirements affecting REITs would be subject to federal income taxation.

.. The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures.

.. Transactions between REITs and their affiliates may be subject to conflicts of interest, which may adversely affect shareholders.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                  Annual Total Returns as of December 31, 2001

                               2001/1/     10.87%
--------
1 The Fund's total return for the six months ended June 30, 2002 was 12.69%. The best calendar quarter return during the period shown above was 10.98% in the 2nd quarter of 2001; the worst was -4.19% in the 3rd quarter of 2001.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                  Since Fund
                                                        One Year Inception/1/
                                                        -------- ------------
Fund:
   Return Before Taxes                                   10.87%     16.13%
   Return After Taxes on Distributions/2/                 8.70%     13.64%
   Return After Taxes on Distributions and Sale of Fund
    Shares/2/                                             6.57%     11.69%
Index (Index returns do not reflect deductions for
     fees, expenses, or taxes)                           11.80%     16.59%

--------
1  Inception date: 6/12/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

iShares Dow Jones U.S. Real Estate Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.60%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.60%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $61                $192                        $335                         $750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $4,347,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,347,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $27,153 if the Creation Unit is redeemed after one year, $84,028 if the Creation Unit is redeemed after three years, $146,018 if the Creation Unit is redeemed after five years, and $326,495 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------
                                                                         iShares

Description of iShares Funds

iShares Cohen & Steers Index Fund

  . iShares Cohen & Steers Realty Majors Index Fund





"Cohen & Steers" is a trademark and "Cohen & Steers Realty Majors Index(R)" is a registered trademark of Cohen & Steers Capital Management, Inc. ("Cohen & Steers"), and both such trademarks have been licensed for use for certain purposes by BGI. The Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation regarding the advisability of investing in iShares of the Fund.

--------------------------------------------------------------------------------

iShares Cohen & Steers Index Fund
iShares Cohen & Steers Realty Majors
Index Fund

Cusip: 464287564
AMEX Trading Symbol: ICF
Underlying Index: Cohen & Steers Realty Majors Index

Investment Objective

The iShares Cohen & Steers Realty Majors Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the "Index").

Principal Investment Strategy

The Index consists of selected Real Estate Investment Trusts ("REITs"). The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion to the Index must meet minimum market capitalization and liquidity requirements. The Index is weighted according to the total market value of each REIT's outstanding shares and is adjusted quarterly so that no REIT represents more than [8%] of the index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Within the REIT market, the Index is diversified across property sectors that represent the current market. Because the Index will always be concentrated in Real Estate, which comprises 100% of its market capitalization (based on the composition of the Index), the Fund will always be concentrated in Real Estate.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Investment in this Fund is subject to many of the same risks associated with the direct ownership of real estate such as:

 . Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates);

 . Obsolescence of properties;

 . Changes in the availability, cost and terms of mortgage funds; and

 . The impact of environmental laws.

.. A REIT that fails to comply with federal tax requirements affecting REITs would be subject to federal income taxation.

.. The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures.

.. Transactions between REITs and their affiliates may be subject to conflicts of interest, which may adversely affect shareholders.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.35%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.35%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $36                $113                        $197                         $443

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $4,574,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $4,574,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $16,630 if the Creation Unit is redeemed after one year, $51,711 if the Creation Unit is redeemed after three years, $90,131 if the Creation Unit is redeemed after five years, and $202,945 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Cohen & Steers Realty Majors Index Fund

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team-approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

For the fiscal year ended April 30, 2002, BGFA received fees from each Fund based on rates of each Fund's average daily net assets, as shown in the following table.

iShares Index Fund                                              Management Fee
------------------                                              --------------
iShares Dow Jones U.S. Total Market Index Fund                       0.20%
iShares Dow Jones U.S. Basic Materials Sector Index Fund             0.60%
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund           0.60%
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund       0.60%
iShares Dow Jones U.S. Energy Sector Index Fund                      0.60%
iShares Dow Jones U.S. Financial Sector Index Fund                   0.60%
iShares Dow Jones U.S. Healthcare Sector Index Fund                  0.60%
iShares Dow Jones U.S. Industrial Sector Index Fund                  0.60%
iShares Dow Jones U.S. Technology Sector Index Fund                  0.60%
iShares Dow Jones U.S. Telecommunications Sector Index Fund          0.60%
iShares Dow Jones U.S. Utilities Sector Index Fund                   0.60%
iShares Dow Jones U.S. Chemicals Index Fund                          0.60%
iShares Dow Jones U.S. Financial Services Index Fund                 0.60%
iShares Dow Jones U.S. Internet Index Fund                           0.60%
iShares Dow Jones U.S. Real Estate Index Fund                        0.60%
iShares Cohen & Steers Realty Majors Index Fund                      0.35%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world's largest investment advisor of institutional investment assets. As of May 31, 2002, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $785 billion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds portfolios may also invest.

Administrator, Custodian, Transfer Agent and Securities Lending Agent

Investors Bank & Trust Company ("Investors Bank") is the administrator, custodian, transfer agent and securities lending agent for each Fund.


--------------------------------------------------------------------------------
                                                                         iShares

Shareholder Information

Additional shareholder information, including how to buy and sell iShares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website www.iShares.com.

Buying and Selling iShares

iShares trade on an auction or negotiated market on the Listing Exchange during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. iShares may trade on a Listing Exchange until 4:15 (Eastern time) every day the Listing Exchange is open. There is no minimum investment. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.

iShares may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

iShares trade under the ticker symbols listed in this Prospectus.

Each Listing Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including iShares. The Funds may invest in shares of money market funds affiliated with BGFA.

Book Entry

iShares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding iShares of each Fund and is recognized as the owner of all iShares for all purposes.

Investors owning iShares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form.

iShare Prices

The trading prices of iShares on the Listing Exchange may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors. In addition, in the case of a fund that invests in securities that primarily trade on a foreign exchange, since such foreign exchange may be open on days when the Fund or a Listing Exchange is closed, shareholders may not be able to purchase or redeem iShares from the Fund or buy or sell iShares on the Listing Exchange on days when the NAV of the Fund is significantly affected by events in foreign markets.

The approximate value of iShares of each Fund will be disseminated by the Listing Exchange. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of any Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.

--------------------------------------------------------------------------------

iShares Shareholder Information

Determining NAV

Investors Bank calculates each Fund's NAV in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00 pm Eastern time) every day the American Stock Exchange is open. The formula calls for deducting all of a Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities' fair value in accordance with guidelines approved by the Trust's Board of Trustees.

Dividends and Distributions

Each Fund pays out dividends to investors at least annually. All the Funds distribute their net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in iShares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

Unless your investment in iShares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

.. Each Fund makes distributions, and

.. You sell iShares.

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid at least annually by each fund. In general, your distributions are subject to federal income tax for the year when they are paid. Certain dividends paid in January, however, may be treated as paid in the prior year. A distribution may be taxable to you as ordinary income or as capital gain.

Dividends paid out of a Fund's net investment income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the iShares.

Taxes when iShares are Sold

Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term capital gain or loss if iShares have been held for more than one year and as short-term capital gain or loss if iShares have been held for one year or less.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of iShares. Consult your personal tax adviser about the potential tax consequences of an investment in iShares under all applicable tax laws.

Creations and Redemptions

The iShares that trade on a Listing Exchange are "created" at their NAV by market makers, large investors and institutions in block-size Creation Units of 50,000 iShares or more. Each "creator" enters into an authorized participant agreement with SEI Investment Distribution Co., the Funds' distributor,

--------------------------------------------------------------------------------
                                                                         iShares
and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units, generally 50,000 iShares.

Similarly, iShares can only be redeemed in a specified number of Creation Units, generally 50,000 iShares, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form proscribed in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC Participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations ("Participant Agreement"). Information about the procedures regarding creation and redemption of Creation Units is included in the Statement of Additional Information.

Because new iShares may created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case. Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with iShares that are part of an "unsold allotment" within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act.

--------------------------------------------------------------------------------

iShares Shareholder Information
iShares Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares. Purchasers and redeemers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in kind for each Fund are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The creation and redemption transaction fees for creations and redemptions (i) for domestic Funds made through DTC and (ii) for all Funds made for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee". In addition, purchasers of iShares in Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. Redeemers of iShares in Creation Units are responsible for the costs of transferring the Fund Securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of May 31, 2002, the approximate cost of one Creation Unit per Fund, including the creation transaction fee.

                                           Approximate   Standard     Maximum
                                           Value of a    Creation/   Creation/
                                          Creation Unit Redemption  Redemption
                                          as of May 31, Transaction Transaction
Name of Fund                                  2002          Fee         Fee
------------                              ------------- ----------- -----------
iShares Dow Jones U.S. Total Market
 Index Fund.............................   $2,498,000     $8,000      $32,000
iShares Dow Jones U.S. Basic Materials
 Sector Index Fund......................   $2,083,500     $  500      $ 2,000
iShares Dow Jones U.S. Consumer Cyclical
 Sector Index Fund......................   $2,740,000     $1,500      $ 6,000
iShares Dow Jones U.S. Consumer Non-
 Cyclical Sector Index Fund.............   $2,416,500     $  500      $ 2,000
iShares Dow Jones U.S. Energy Sector
 Index Fund.............................   $2,374,500     $  500      $ 2,000
iShares Dow Jones U.S. Financial Sector
 Index Fund.............................   $4,054,500     $1,500      $ 6,000
iShares Dow Jones U.S. Healthcare Sector
 Index Fund.............................   $2,785,500     $  750      $ 3,000
iShares Dow Jones U.S. Industrial Sector
 Index Fund.............................   $2,289,000     $1,500      $ 6,000
iShares Dow Jones U.S. Technology Sector
 Index Fund.............................   $2,076,500     $1,250      $ 5,000
iShares Dow Jones U.S.
 Telecommunications Sector Index Fund...   $1,120,500     $  250      $ 1,000
iShares Dow Jones U.S. Utilities Sector
 Index Fund.............................   $3,117,000     $  500      $ 2,000
iShares Dow Jones U.S. Chemicals Index
 Fund...................................   $2,240,500     $  250      $ 1,000
iShares Dow Jones U.S. Financial
 Services Index Fund....................   $4,643,500     $1,000      $ 4,000
iShares Dow Jones U.S. Internet Index
 Fund...................................   $  475,500     $  250      $ 1,000
iShares Dow Jones U.S. Real Estate Index
 Fund...................................   $4,347,000     $  500      $ 2,000
iShares Cohen & Steers Realty Majors
 Index Fund.............................   $4,574,000     $  250      $ 1,000

Possible Claim

In April 2002, the judge overseeing an ongoing action in the U.S. District Court for the Northern District of Illinois granted leave for a United States patentholder named Mopex, Inc. to amend its complaint to add the Trust, along with seven other parties, as a defendant. There are now a total of twenty defendants, including the Trust's investment advisor, other exchange traded funds, various fund service providers and market makers, and the Chicago Stock Exchange, Inc. In the action, the plaintiff alleges that the actions of the parties, now including the Trust, infringed the patent. In addition, the plaintiff alleges that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. Although this is the only case to which the Trust has been named a party, this action is one of three involving related issues. The Trust believes it has valid defenses to all claims raised by the patentholder. However, a resolution of this case may impose increased costs on the Trust and thus raise the expense ratios of the Funds, adversely affecting performance.

--------------------------------------------------------------------------------
                                                                         iShares

Distribution

SEI Investments Distribution Co. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in iShares. The Distributor's principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Financial Highlights

The financial highlights tables are intended to help investors understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report is included along with the Funds' financial statements in the Annual Report (available upon request).

--------------------------------------------------------------------------------

iShares Distribution/Financial Highlights iShares Trust
Financial Highlights

(For a share outstanding throughout each period)
For the period ended April 30, 2002

                             iShares Dow Jones          iShares Dow Jones          iShares Dow Jones
                             U.S. Total Market         U.S. Basic Materials      U.S. Consumer Cyclical
                                 Index Fund             Sector Index Fund          Sector Index Fund
                           -----------------------    -----------------------    ------------------------
                                       Period from                Period from                 Period from
                                        June 12,                   June 12,                    June 12,
                           Year ended    2000 to      Year ended    2000 to      Year ended     2000 to
                            Apr. 30,    Apr. 30,       Apr. 30,    Apr. 30,       Apr. 30,     Apr. 30,
                              2002       2001/1/         2002       2001/1/         2002        2001/1/
------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $  57.93     $ 67.15       $ 39.24      $36.04        $  59.88      $ 59.63
                          ----------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income         0.57        0.42          0.55        0.55            0.02         0.09
  Net realized and
   unrealized
   gain (loss)                 (7.46)      (9.27)         0.73        3.25           (4.80)        0.45
                          ----------------------------------------------------------------------------------
Total from investment
 operations                    (6.89)      (8.85)         1.28        3.80           (4.78)        0.54
                          ----------------------------------------------------------------------------------
Less distributions from:
  Net investment income        (0.57)      (0.36)        (0.53)      (0.53)             --        (0.10)
  Net realized gain               --       (0.01)           --       (0.07)             --        (0.19)
  Return of Capital               --          --            --          --           (0.05)          --
                          ----------------------------------------------------------------------------------
Total distributions            (0.57)      (0.37)        (0.53)      (0.60)          (0.05)       (0.29)
                          ----------------------------------------------------------------------------------
Net asset value, end of
 period                     $  50.47     $ 57.93       $ 39.99      $39.24        $  55.05      $ 59.88
                          ----------------------------------------------------------------------------------
                          ----------------------------------------------------------------------------------
Total return                  (11.93)%    (13.20)%/2/     3.38 %     10.80 %/2/      (7.98) %      0.98 %/2/
                          ----------------------------------------------------------------------------------
                          ----------------------------------------------------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)            $121,140     $66,625       $57,989      $9,811        $129,362      $29,940
  Ratio of expenses to
   average net assets/3/        0.20 %      0.20 %        0.60 %      0.60 %          0.60 %       0.60 %
  Ratio of net investment
   income (loss) to
   average net assets/3/        1.15 %      0.98 %        1.42 %      1.77 %         (0.05)%       0.16 %
  Portfolio turnover
   rate/4/                         5 %         5 %           9 %        16 %             4 %         25 %

--------------------------------------------------------------------------------
1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended April 30, 2002

                             iShares Dow Jones
                               U.S. Consumer            iShares Dow Jones          iShares Dow Jones
                                Non-Cyclical               U.S. Energy               U.S. Financial
                             Sector Index Fund          Sector Index Fund          Sector Index Fund
                           -----------------------    -----------------------    -----------------------
                                       Period from                Period from                Period from
                                        June 12,                   June 12,                    May 22,
                           Year ended    2000 to      Year ended    2000 to      Year ended    2000 to
                            Apr. 30,    Apr. 30,       Apr. 30,    Apr. 30,       Apr. 30,    Apr. 30,
                              2002       2001/1/         2002       2001/1/         2002       2001/1/
-----------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $  40.55     $ 40.83       $  57.01     $ 50.79       $  81.78     $ 71.80
                          ---------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income         0.49        0.42           0.63        0.40           1.11        1.77
  Net realized and
   unrealized gain (loss)       7.41       (0.39)         (8.26)       6.24          (0.61)      10.17
                          ---------------------------------------------------------------------------------
Total from investment
 operations                     7.90        0.03          (7.63)       6.64           0.50       11.94
                          ---------------------------------------------------------------------------------
Less distributions from:
  Net investment income        (0.54)      (0.31)         (0.64)      (0.42)         (1.08)      (1.57)
  Net realized gain               --          --             --          --             --       (0.39)
                          ---------------------------------------------------------------------------------
Total distributions            (0.54)      (0.31)         (0.64)      (0.42)         (1.08)      (1.96)
                          ---------------------------------------------------------------------------------
Net asset value, end of
 period                     $  47.91     $ 40.55       $  48.74     $ 57.01       $  81.20     $ 81.78
                          ---------------------------------------------------------------------------------
                          ---------------------------------------------------------------------------------
Total return                   19.65 %      0.06 %/2/    (13.34)%     13.13 %/2/      0.66 %     16.69 %/2/
                          ---------------------------------------------------------------------------------
                          ---------------------------------------------------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)            $114,974     $14,192       $104,797     $54,156       $121,796     $57,249
  Ratio of expenses to
   average net assets/3/        0.60 %      0.60 %         0.60 %      0.60 %         0.60 %      0.60 %
  Ratio of net investment
   income to average net
   assets/3/                    1.46 %      1.21 %         1.32 %      0.94 %         1.49 %      1.46 %
  Portfolio turnover
   rate/4/                         8 %        38 %           18 %        20 %            4 %        11 %

--------------------------------------------------------------------------------
1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------

iShares Financial Highlights
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended April 30, 2002

                             iShares Dow Jones          iShares Dow Jones          iShares Dow Jones
                              U.S. Healthcare            U.S. Industrial            U.S. Technology
                             Sector Index Fund          Sector Index Fund          Sector Index Fund
                           -----------------------    -----------------------    -----------------------
                                       Period from                Period from                Period from
                                        June 12,                   June 12,                    May 15,
                           Year ended    2000 to      Year ended    2000 to      Year ended    2000 to
                            Apr. 30,    Apr. 30,       Apr. 30,    Apr. 30,       Apr. 30,    Apr. 30,
                              2002       2001/1/         2002       2001/1/         2002       2001/1/
-----------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $  61.87    $  59.53       $ 53.99      $ 58.11       $  63.42    $ 116.57
                          ---------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income
   (loss)                       0.26        0.13          0.29         0.22          (0.16)      (0.29)
  Net realized and
   unrealized gain (loss)      (4.94)       2.44         (8.23)       (3.98)        (19.85)     (52.86)
                          ---------------------------------------------------------------------------------
Total from investment
 operations                    (4.68)       2.57         (7.94)       (3.76)        (20.01)     (53.15)
                          ---------------------------------------------------------------------------------
Less distributions from:
  Net investment income        (0.27)      (0.14)        (0.30)       (0.23)            --          --
  Net realized gain               --       (0.09)           --        (0.13)            --          --
                          ---------------------------------------------------------------------------------
Total distributions            (0.27)      (0.23)        (0.30)       (0.36)            --          --
                          ---------------------------------------------------------------------------------
Net asset value, end of
 period                     $  56.92    $  61.87       $ 45.75      $ 53.99       $  43.41    $  63.42
                          ---------------------------------------------------------------------------------
                          ---------------------------------------------------------------------------------
Total return                   (7.60)%      4.29%/2/    (14.72)%      (6.46)%/2/    (31.55)%    (45.60)%/2/
                          ---------------------------------------------------------------------------------
                          ---------------------------------------------------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)            $236,233    $108,269       $84,634      $45,891       $141,073    $110,990
  Ratio of expenses to
   average net assets/3/        0.60%       0.60%         0.60%        0.60%          0.60%       0.60%
  Ratio of net investment
   income (loss) to
   average net assets/3/        0.45%       0.29%         0.56%        0.44%         (0.41)%     (0.47)%
  Portfolio turnover
   rate/4/                         3%          5%           27%          23%             8%         11%
-----------------------------------------------------------------------------------------------------------

1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended April 30, 2002

                           iShares Dow Jones U.S.       iShares Dow Jones         iShares Dow Jones
                             Telecommunications           U.S. Utilities            U.S. Chemicals
                             Sector Index Fund          Sector Index Fund             Index Fund
                           -----------------------    -----------------------   ----------------------
                                       Period from                Period from              Period from
                                         May 22,                   June 12,                 June 12,
                           Year ended    2000 to      Year ended    2000 to     Year ended   2000 to
                            Apr. 30,    Apr. 30,       Apr. 30,    Apr. 30,      Apr. 30,   Apr. 30,
                              2002       2001/1/         2002       2001/1/        2002      2001/1/
--------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $ 38.35      $ 56.81       $  85.95     $ 69.81      $ 41.95     $ 40.26
                          ------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income        0.29         0.35           1.89        1.82         0.86        0.65
  Net realized and
   unrealized gain (loss)    (15.98)      (17.95)        (20.25)      16.19         1.49        1.88
                          ------------------------------------------------------------------------------
Total from investment
 operations                  (15.69)      (17.60)        (18.36)      18.01         2.35        2.53
                          ------------------------------------------------------------------------------
Less distributions from:
  Net investment income       (0.28)       (0.27)         (1.84)      (1.73)       (0.84)      (0.59)
  Net realized gain              --        (0.59)            --       (0.14)          --       (0.25)
                          ------------------------------------------------------------------------------
Total distributions           (0.28)       (0.86)         (1.84)      (1.87)       (0.84)      (0.84)
                          ------------------------------------------------------------------------------
Net asset value, end of
 period                     $ 22.38      $ 38.35       $  65.75     $ 85.95      $ 43.46     $ 41.95
                          ------------------------------------------------------------------------------
                          ------------------------------------------------------------------------------
Total return                 (41.12)%     (31.06)%/2/    (21.38)%     25.90%/2/     5.80%       6.53%/2/
                          ------------------------------------------------------------------------------
                          ------------------------------------------------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)            $51,463      $55,603       $180,818     $42,976      $10,865     $18,878
  Ratio of expenses to
   average net assets/3/       0.60%        0.60%          0.60%       0.60%        0.60%       0.60%
  Ratio of net investment
   income to average net
   assets/3/                   1.05%        0.80%          2.89%       2.59%        2.07%       1.90%
  Portfolio turnover
   rate/4/                       43%          43%             8%         11%          26%         16%
--------------------------------------------------------------------------------------------------------

1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------

iShares Financial Highlights
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended April 30, 2002

                             iShares Dow Jones        iShares Dow Jones          iShares Dow Jones
                               U.S. Financial           U.S. Internet             U.S. Real Estate
                            Services Index Fund           Index Fund                 Index Fund
                           ----------------------   -----------------------    ----------------------
                                      Period from               Period from               Period from
                                       June 12,                   May 15,                  June 12,
                           Year ended   2000 to     Year ended    2000 to      Year ended   2000 to
                            Apr. 30,   Apr. 30,      Apr. 30,    Apr. 30,       Apr. 30,   Apr. 30,
                              2002      2001/1/        2002       2001/1/         2002      2001/1/
-------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $ 93.67     $ 85.58      $ 20.28      $ 67.97       $  77.21    $ 68.97
                          -----------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income
   (loss)                      1.22        1.29        (0.07)       (0.28)          4.56       3.51
  Net realized and
   unrealized gain (loss)     (1.26)       8.10       (10.21)      (45.77)          8.71       7.51
                          -----------------------------------------------------------------------------
Total from investment
 operations                   (0.04)       9.39       (10.28)      (46.05)         13.27      11.02
                          -----------------------------------------------------------------------------
Less distributions from:
  Net investment income       (1.18)      (1.17)          --           --          (4.54)     (2.64)
  Net realized gain              --       (0.13)          --        (1.64)            --      (0.14)
  Return of Capital              --          --           --           --          (0.42)        --
                          -----------------------------------------------------------------------------
Total distributions           (1.18)      (1.30)          --        (1.64)         (4.96)     (2.78)
                          -----------------------------------------------------------------------------
Net asset value, end of
 period                     $ 92.45     $ 93.67      $ 10.00      $ 20.28       $  85.52    $ 77.21
                          -----------------------------------------------------------------------------
                          -----------------------------------------------------------------------------
Total return                   0.00%      11.03%/2/   (50.69)%     (68.45)%/2/     17.83%     16.32%/2/
                          -----------------------------------------------------------------------------
                          -----------------------------------------------------------------------------
Ratios/Supplemental data:
  Net assets, end of
   period (000s)            $60,092     $37,467      $14,501      $18,251       $106,905    $54,049
  Ratio of expenses to
   average net assets/3/       0.60%       0.60%        0.60%        0.60%          0.60%      0.60%
  Ratio of net investment
   income (loss) to
   average net assets/3/       1.46%       1.33%       (0.54)%      (0.53)%         5.97%      6.37%
  Portfolio turnover
   rate/4/                        3%          5%          46%          74%            10%        30%
-------------------------------------------------------------------------------------------------------

1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)
For the period ended April 30, 2002

                                                iShares Cohen & Steers
                                                    Realty Majors
                                                      Index Fund
                                                ----------------------
                                                           Period from
                                                            Jan. 29,
                                                Year ended   2001 to
                                                 Apr. 30,   Apr. 30,
                                                   2002      2001/1/
------------------------------------------------------------------------
Net asset value, beginning of period             $ 80.09     $ 79.86
                                                ------------------------
Income from investment operations:
  Net investment income                             4.79        1.11
  Net realized and unrealized gain (loss)           9.98       (0.39)
                                                ------------------------
Total from investment operations                   14.77        0.72
                                                ------------------------
Less distributions from:
  Net investment income                            (4.77)      (0.49)
  Return of Capital                                (0.41)      (0.49)
                                                ------------------------
Total distributions                                (5.18)      (0.49)
                                                ------------------------
Net asset value, end of period                   $ 89.68     $ 80.09
                                                ------------------------
                                                ------------------------
Total return                                       19.05%       0.91%/2/
                                                ------------------------
                                                ------------------------
Ratios/Supplemental data:
  Net assets, end of period (000s)               $89,684     $40,047
  Ratio of expenses to average net assets/3/        0.35%       0.35%
  Ratio of net investment income to average net
   assets/3/                                        5.80%       6.01%
  Portfolio turnover rate/4/                          15%          2%
------------------------------------------------------------------------

1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------

iShares Financial Highlights

Index Providers

Dow Jones Indices are a part of Dow Jones & Company, which publishes The Wall Street Journal and its international and interactive editions, Barron's and SmartMoney magazines and other periodicals, the Dow Jones Newswires, dowjones.com, and the Ottaway group of community newspapers. Dow Jones is co-owner with Reuters group of Factiva, and with NBC of the CNBC television operations in Europe and Asia. Dow Jones also provides news content to CNBC in the U.S. The Dow Jones Indices include the Dow Jones Industrial, Transportation and Utility Averages, as well as the Dow Jones Global Indices, the Dow Jones STOXX Indices, the Dow Jones REIT Indices, the Dow Jones-AIG Commodity Index, the Dow Jones Islamic Market Indices, the Dow Jones Internet Indices, the Dow Jones Global Titans 50 Index, Dow Jones Sector Titans Indices and the Dow Jones Sustainability Group Indices.

Cohen & Steers Capital Management, Inc. ("Cohen & Steers") is the Index Provider for the Cohen & Steers Realty Majors Portfolio Index. Cohen & Steers is not affiliated with the iShares Trust, BGI, BGFA, Investors Bank, the Distributor or the AMEX. Cohen & Steers is a leading manager of real estate securities.

BGI has entered into a license agreement with each of the Index Providers to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to the iShares Trust at no charge.

--------------------------------------------------------------------------------
                                                                         iShares

Disclaimers

The iShares Trust is not sponsored, endorsed, sold, or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of iShares or to any member of the public regarding the advisability of owning or trading in iShares. Dow Jones' only relationship to the Trust, BGI and BGFA is the licensing of certain trademarks, trade names, and service marks of Dow Jones and of the Dow Jones Indices, which are determined, composed, and calculated by Dow Jones without regard to the Trust, BGI or BGFA. Dow Jones has no obligation to take the needs of BGFA, BGI or the owners of iShares into consideration in determining, composing, or calculating the Dow Jones Indices. Dow Jones is not responsible for and has not participated in the determination or the timing of, prices, or quantities of iShares to be listed. Dow Jones has no obligation or liability in connection with the administration of the Trust or the marketing or trading of iShares. Dow Jones does not guarantee the accuracy and/or the completeness of the Dow Jones Indices or any data included therein and Dow Jones shall have no liability for any errors, omissions, or interruptions therein. Dow Jones makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA, owners of iShares, or any other person or entity from the use of the Dow Jones Indices or any data included therein. Dow Jones makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Dow Jones Indices or any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones have any liability for any lost profits or indirect, punitive, special, or consequential damages, even if notified of the possibility thereof. There are no third party beneficiaries of any agreements or arrangements between Dow Jones and BGI and BGFA.

The iShares Trust is not sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc. ("C&S"). C&S makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. C&S's only relationship to BGI is the licensing of certain trademarks and trade names of C&S and of the Cohen & Steers Realty Majors Index which is determined, composed and calculated by C&S without regard to BGI or the Fund. C&S has no obligation to take the needs of BGI or the owners of the Fund into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. C&S is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. C&S has no obligation or liability in connection with the administration, marketing, or trading of the Fund. C&S does not guarantee the accuracy and/or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and C&S shall have no liability for any errors, omissions, or interruptions therein. C&S makes no warranty, express or implied, as to results to be obtained by BGI, owners of the fund, or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. C&S makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. without limiting any of the foregoing, in no event shall C&S have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

iShares are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the iShares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of the various Underlying Indices or the ability of the Underlying Indices identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed

--------------------------------------------------------------------------------

iShares Disclaimers
and calculated by Dow Jones & Company and C&S without regard to the iShares of any Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any index, nor in the determination of the timing of, prices of, or quantities of the iShares of any Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The AMEX has no obligation or liability to owners of the iShares of any Fund in connection with the administration, marketing or trading of the iShares of any Fund.

The AMEX does not guarantee the accuracy and/or the completeness of any indices or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indices or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the iShares of the Fund, or any other person or entity from the use of the Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

--------------------------------------------------------------------------------
                                                                         iShares
iShares Trust

Supplemental Information

I. Premium/Discount Information (Unaudited)

The charts on the following pages present information about the differences between the daily closing price on secondary markets for shares of each Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00 pm Eastern time) every day the American Stock Exchange is open. The "Closing Price" of each Fund is the price of the last reported trade for shares of such Fund on any major market. Each Fund's Closing Price may be below, at, or above its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The trading price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Closing Price of a Fund on a given day. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A major reason for differences between NAV and Closing Price is that the date/time of the last trade (which is recorded as the Closing Price) may not take place at exactly 4:00 p.m. Eastern time when the Funds normally calculate NAV. The date/time of the last trade may occur before 4:00 p.m. Eastern time or, for most Funds, up until 4:15 Eastern time. Thus, ongoing price discovery may contribute to any deviation between the NAV of a Fund as calculated at 4:00 pm Eastern time and the Closing Price of that Fund.

--------------------------------------------------------------------------------

iShares Supplemental Information

The following information shows the frequency distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for the period from July 1, 2001 to June 30, 2002.

The vertical column of each chart shows the premium or discount expressed as a percentage of NAV. The horizontal column indicates the number of trading days in the period covered by each chart. Each bar in the chart shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       1
GT 0.50% - LT 1.00%                       3
LT 0.50% - GT (0.50%)                   235
LT (0.50%) - GT (1.00%)                   6
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0

--------------------------------------------------------------------------------
                                                                         iShares

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       1
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       1
GT 0.50% - LT 1.00%                      12
LT 0.50% - GT (0.50%)                   220
LT (0.50%) - GT (1.00%)                   7
LT (1.00%) - GT (1.50%)                   3
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   1
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       1
GT 1.00% - LT 1.50%                       2
GT 0.50% - LT 1.00%                       5
LT 0.50% - GT (0.50%)                   230
LT (0.50%) - GT (1.00%)                   4
LT (1.00%) - GT (1.50%)                   2
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   1
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0

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                                                                         page 71

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       5
LT 0.50% - GT (0.50%)                   235
LT (0.50%) - GT (1.00%)                   5
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       6
LT 0.50% - GT (0.50%)                   235
LT (0.50%) - GT (1.00%)                   3
LT (1.00%) - GT (1.50%)                   1
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0

--------------------------------------------------------------------------------
                                                                         iShares

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       5
LT 0.50% - GT (0.50%)                   229
LT (0.50%) - GT (1.00%)                   8
LT (1.00%) - GT (1.50%)                   2
LT (1.50%) - GT (2.00%)                   1
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       4
LT 0.50% - GT (0.50%)                   241
LT (0.50%) - GT (1.00%)                   0
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0

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iShares Supplemental Information

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       1
GT 0.50% - LT 1.00%                      13
LT 0.50% - GT (0.50%)                   221
LT (0.50%) - GT (1.00%)                   8
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   2
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       1
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       2
GT 1.00% - LT 1.50%                       1
GT 0.50% - LT 1.00%                      19
LT 0.50% - GT (0.50%)                   216
LT (0.50%) - GT (1.00%)                   6
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0

--------------------------------------------------------------------------------
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page 74

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                      26
LT 0.50% - GT (0.50%)                   201
LT (0.50%) - GT (1.00%)                  15
LT (1.00%) - GT (1.50%)                   2
LT (1.50%) - GT (2.00%)                   1
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       4
LT 0.50% - GT (0.50%)                   233
LT (0.50%) - GT (1.00%)                   8
LT (1.00%) - GT (1.50%)                   2
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0

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iShares Supplemental Information

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       1
GT 1.50% - LT 2.00%                       2
GT 1.00% - LT 1.50%                       7
GT 0.50% - LT 1.00%                      16
LT 0.50% - GT (0.50%)                   184
LT (0.50%) - GT (1.00%)                  25
LT (1.00%) - GT (1.50%)                   2
LT (1.50%) - GT (2.00%)                   3
LT (2.00%) - GT (2.50%)                   4
LT (2.50%) - GT (3.00%)                   1
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0
PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       2
GT 0.50% - LT 1.00%                      10
LT 0.50% - GT (0.50%)                   222
LT (0.50%) - GT (1.00%)                   8
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   1
LT (2.00%) - GT (2.50%)                   2
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0

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page 76

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       1
GT 2.00% - LT 2.50%                       3
GT 1.50% - LT 2.00%                       2
GT 1.00% - LT 1.50%                      17
GT 0.50% - LT 1.00%                      58
LT 0.50% - GT (0.50%)                   106
LT (0.50%) - GT (1.00%)                  39
LT (1.00%) - GT (1.50%)                  13
LT (1.50%) - GT (2.00%)                   3
LT (2.00%) - GT (2.50%)                   2
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   1
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                       3
LT 0.50% - GT (0.50%)                   237
LT (0.50%) - GT (1.00%)                   5
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0

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iShares Supplemental Information

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       0
GT 1.00% - LT 1.50%                       1
GT 0.50% - LT 1.00%                       4
LT 0.50% - GT (0.50%)                   238
LT (0.50%) - GT (1.00%)                   4
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0

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                                                                         iShares

II. Total Return Information (Unaudited)

The tables on the following pages present information about the total return of each Fund's Underlying Index and the total return of each Fund. The information presented for each Fund is for its fiscal year ended April 30, 2002.

Total returns represent the change in value of each Fund during the periods noted in each table. Market return is based on the market price per share of each Fund, and NAV return is based on the NAV per share of each Fund. For a discussion of some of the reasons why NAV per share and market price per share may differ, see "Premium/Discount Information" on page 69. The Market and NAV returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. A Fund's past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Underlying Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the indices do not actually hold a portfolio of securities and therefore do not incur the management fees or other expenses incurred by the Funds. These fees and expenses negatively impact the performance of the Funds.

                 iShares Dow Jones U.S. Total Market Index Fund
                           Performance as of 4/30/02

                                     Average Annual Total Returns               Cumulative Total Returns
                         ----------------------------------------------------- ---------------------------
                             Year Ended 4/30/02       Inception to 4/30/02*       Inception to 4/30/02*
                         -------------------------- -------------------------- ---------------------------
iShares Index Fund         NAV     Market   Index     NAV     Market   Index     NAV     Market    Index
------------------       -------- -------- -------- -------- -------- -------- -------- -------- ---------
Dow Jones U.S. Total
 Market                  (11.93)% (11.79)% (11.74)% (13.28)% (13.83)% (13.13)% (23.56)% (24.33)% ( 23.26)%
----------------------------------------------------------------------------------------------------------

*  Since inception total return periods are calculated from inception date
   (06/12/00) for the NAV and Index returns and from the first day of trading
   (06/16/00) for the Market return.

            iShares Dow Jones U.S. Basic Materials Sector Index Fund
                           Performance as of 4/30/02

                                     Average Annual Total Returns               Cumulative Total Returns
                         ----------------------------------------------------- ---------------------------
                             Year Ended 4/30/02       Inception to 4/30/02*       Inception to 4/30/02*
                         -------------------------- -------------------------- ---------------------------
iShares Index Fund         NAV     Market   Index     NAV     Market   Index     NAV     Market    Index
------------------       -------- -------- -------- -------- -------- -------- -------- -------- ---------
Dow Jones U.S.
 Basic Materials Sector     3.38%    2.47%    3.92%    7.47%    8.85%    7.94%   14.54%   17.15%    15.44%
----------------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (06/12/00) for the NAV and Index returns and from the first day of trading (06/19/00) for the Market return.

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iShares Supplemental Information
           iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
                           Performance as of 4/30/02

                                                                               Cumulative Total
                                    Average Annual Total Returns                    Returns
                         -------------------------------------------------- -----------------------
                             Year Ended 4/30/02      Inception to 4/30/02*   Inception to 4/30/02*
                         -------------------------- ----------------------- -----------------------
iShares Index Fund         NAV     Market   Index     NAV   Market   Index    NAV   Market   Index
------------------       -------- -------- -------- ------- ------- ------- ------- ------- -------
Dow Jones U.S. Consumer
 Cyclical Sector          (7.98)%  (8.10)%  (7.46)% (3.82)% (4.40)% (3.35)% (7.09)% (8.04)% (6.20)%
---------------------------------------------------------------------------------------------------

*  Since inception total return periods are calculated from inception date
   (06/12/00) for the NAV and Index returns and from the first day of trading
   (06/20/00) for the Market return.

         iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
                           Performance as of 4/30/02

                                                                               Cumulative Total
                                    Average Annual Total Returns                    Returns
                         -------------------------------------------------- -----------------------
                             Year Ended 4/30/02      Inception to 4/30/02*   Inception to 4/30/02*
                         -------------------------- ----------------------- -----------------------
iShares Index Fund         NAV     Market   Index     NAV   Market   Index    NAV   Market   Index
------------------       -------- -------- -------- ------- ------- ------- ------- ------- -------
Dow Jones U.S. Consumer
 Non-Cyclical Sector       19.65%   20.00%   20.41%  10.02%   9.40%  10.90%  19.73%  18.34%  21.47%
---------------------------------------------------------------------------------------------------

*  Since inception total return periods are calculated from inception date
   (06/12/00) for the NAV and Index returns and from the first day of trading
   (06/16/00) for the Market return.

                iShares Dow Jones U.S. Energy Sector Index Fund
                           Performance as of 4/30/02

                                                                               Cumulative Total
                                    Average Annual Total Returns                    Returns
                         -------------------------------------------------- -----------------------
                             Year Ended 4/30/02      Inception to 4/30/02*   Inception to 4/30/02*
                         -------------------------- ----------------------- -----------------------
iShares Index Fund         NAV     Market   Index     NAV   Market   Index    NAV   Market   Index
------------------       -------- -------- -------- ------- ------- ------- ------- ------- -------
Dow Jones U.S.
 Energy Sector           (13.34)% (13.71)% (12.91)% (1.04)% (2.10)% (0.29)% (1.96)% (3.89)% (0.54)%
---------------------------------------------------------------------------------------------------

*  Since inception total return periods are calculated from inception date
   (06/12/00) for the NAV and Index returns and from the first day of trading
   (06/16/00) for the Market return.

               iShares Dow Jones U.S. Financial Sector Index Fund
                           Performance as of 4/30/02

                                                                               Cumulative Total
                                    Average Annual Total Returns                    Returns
                         -------------------------------------------------- -----------------------
                             Year Ended 4/30/02      Inception to 4/30/02*   Inception to 4/30/02*
                         -------------------------- ----------------------- -----------------------
iShares Index Fund         NAV     Market   Index     NAV   Market   Index    NAV   Market   Index
------------------       -------- -------- -------- ------- ------- ------- ------- ------- -------
Dow Jones U.S.
 Financial Sector           0.66%    0.48%    1.28%   8.65%   7.42%   9.33%  17.48%  14.71%  18.89%
---------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (05/22/00) for the NAV and Index returns and from the first day of trading (05/31/00) for the Market return.

--------------------------------------------------------------------------------
                                                                         iShares
              iShares Dow Jones U.S. Healthcare Sector Index Fund
                           Performance as of 4/30/02

                                 Average Annual Total Returns               Cumulative Total Returns
                     ----------------------------------------------------- --------------------------
                         Year Ended 4/30/02       Inception to 4/30/02*      Inception to 4/30/02*
                     -------------------------- -------------------------- --------------------------
iShares Index Fund     NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------   -------- -------- -------- -------- -------- -------- -------- -------- --------
Dow Jones U.S.
 Healthcare Sector    (7.60)%  (8.04)%  (7.05)%  (1.95)%  (5.06)%  (1.27)%  (3.65)%  (9.27)%  (2.38)%
-----------------------------------------------------------------------------------------------------

*  Since inception total return periods are calculated from inception date
   (06/12/00) for the NAV and Index returns and from the first day of trading
   (06/16/00) for the Market return.

              iShares Dow Jones U.S. Industrial Sector Index Fund
                           Performance as of 4/30/02

                                 Average Annual Total Returns               Cumulative Total Returns
                     ----------------------------------------------------- --------------------------
                         Year Ended 4/30/02       Inception to 4/30/02*      Inception to 4/30/02*
                     -------------------------- -------------------------- --------------------------
iShares Index Fund     NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------   -------- -------- -------- -------- -------- -------- -------- -------- --------
Dow Jones U.S.
 Industrial Sector   (14.72)% (14.94)% (15.40)% (11.30)% (11.16)% (12.43)% (20.23)% (19.78)% (22.08)%
-----------------------------------------------------------------------------------------------------

*  Since inception total return periods are calculated from inception date
   (06/12/00) for the NAV and Index returns and from the first day of trading
   (06/20/00) for the Market return.

              iShares Dow Jones U.S. Technology Sector Index Fund
                           Performance as of 4/30/02

                                 Average Annual Total Returns               Cumulative Total Returns
                     ----------------------------------------------------- --------------------------
                         Year Ended 4/30/02       Inception to 4/30/02*      Inception to 4/30/02*
                     -------------------------- -------------------------- --------------------------
iShares Index Fund     NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------   -------- -------- -------- -------- -------- -------- -------- -------- --------
Dow Jones U.S.
 Technology Sector   (31.55)% (31.79)% (31.17)% (39.56)% (37.81)% (39.19)% (62.76)% (60.41)% (62.28)%
-----------------------------------------------------------------------------------------------------

*  Since inception total return periods are calculated from inception date
   (05/15/00) for the NAV and Index returns and from the first day of trading
   (05/19/00) for the Market return.

          iShares Dow Jones U.S. Telecommunications Sector Index Fund
                           Performance as of 4/30/02

                                 Average Annual Total Returns               Cumulative Total Returns
                     ----------------------------------------------------- --------------------------
                         Year Ended 4/30/02       Inception to 4/30/02*      Inception to 4/30/02*
                     -------------------------- -------------------------- --------------------------
iShares Index Fund     NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------   -------- -------- -------- -------- -------- -------- -------- -------- --------
Dow Jones U.S.
 Telecommunications
 Sector              (41.12)% (41.29)% (39.18)% (37.13)% (36.81)% (32.56)% (59.41)% (58.80)% (53.43)%
-----------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (05/22/00) for the NAV and Index returns and from the first day of trading (05/26/00) for the Market return.

--------------------------------------------------------------------------------

iShares Supplemental Information
               iShares Dow Jones U.S. Utilities Sector Index Fund
                           Performance as of 4/30/02

                                     Average Annual Total Returns               Cumulative Total Returns
                         ----------------------------------------------------- --------------------------
                             Year Ended 4/30/02       Inception to 4/30/02*      Inception to 4/30/02*
                         -------------------------- -------------------------- --------------------------
iShares Index Fund         NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------       -------- -------- -------- -------- -------- -------- -------- -------- --------
Dow Jones U.S.
 Utilities Sector        (21.38)% (21.65)% (21.02)%  (0.54)%    0.01%  (0.10)%  (1.01)%    0.01%  (0.19)%
---------------------------------------------------------------------------------------------------------

*  Since inception total return periods are calculated from inception date
   (06/12/00) for the NAV and Index returns and from the first day of trading
   (06/19/00) for the Market return.

                  iShares Dow Jones U.S. Chemicals Index Fund
                           Performance as of 4/30/02

                                     Average Annual Total Returns               Cumulative Total Returns
                         ----------------------------------------------------- --------------------------
                             Year Ended 4/30/02       Inception to 4/30/02*      Inception to 4/30/02*
                         -------------------------- -------------------------- --------------------------
iShares Index Fund         NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------       -------- -------- -------- -------- -------- -------- -------- -------- --------
Dow Jones U.S.
 Chemiocals                 5.80%    6.12%    5.47%    6.56%    8.60%    4.74%   12.72%   16.62%    9.09%
---------------------------------------------------------------------------------------------------------

*  Since inception total return periods are calculated from inception date
   (06/12/00) for the NAV and Index returns and from the first day of trading
   (06/20/00) for the Market return.

              iShares Dow Jones U.S. Financial Services Index Fund
                           Performance as of 4/30/02

                                     Average Annual Total Returns               Cumulative Total Returns
                         ----------------------------------------------------- --------------------------
                             Year Ended 4/30/02       Inception to 4/30/02*      Inception to 4/30/02*
                         -------------------------- -------------------------- --------------------------
iShares Index Fund         NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------       -------- -------- -------- -------- -------- -------- -------- -------- --------
Dow Jones U.S.
 Financial Services         0.00%  (0.37)%    0.64%    5.70%    7.56%    6.38%   11.02%   14.56%   12.32%
---------------------------------------------------------------------------------------------------------

*  Since inception total return periods are calculated from inception date
   (06/12/00) for the NAV and Index returns and from the first day of trading
   (06/19/00) for the Market return.

                   iShares Dow Jones U.S. Internet Index Fund
                           Performance as of 4/30/02

                                     Average Annual Total Returns               Cumulative Total Returns
                         ----------------------------------------------------- --------------------------
                             Year Ended 4/30/02       Inception to 4/30/02*      Inception to 4/30/02*
                         -------------------------- -------------------------- --------------------------
iShares Index Fund         NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------       -------- -------- -------- -------- -------- -------- -------- -------- --------
Dow Jones U.S. Internet  (50.69)% (50.71)% (50.64)% (61.27)% (60.31)% (60.86)% (84.44)% (83.51)% (84.09)%
---------------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (05/15/00) for the NAV and Index returns and from the first day of trading (05/19/00) for the Market return.

--------------------------------------------------------------------------------
                                                                         iShares
                 iShares Dow Jones U.S. Real Estate Index Fund
                           Performance as of 4/30/02

                                                            Cumulative Total
                      Average Annual Total Returns              Returns
                ----------------------------------------- --------------------
                                         Inception to         Inception to
                 Year Ended 4/30/02        4/30/02*             4/30/02*
iShares Index   -------------------- -------------------- --------------------
Fund             NAV   Market Index   NAV   Market Index   NAV   Market Index
-------------   ------ ------ ------ ------ ------ ------ ------ ------ ------
Dow Jones U.S.
 Real Estate    17.83% 17.53% 18.72% 18.21% 17.36% 18.76% 37.06% 34.81% 38.16%
------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (06/12/00) for the NAV and Index returns and from the first day of trading (06/19/00) for the Market return.

                iShares Cohen & Steers Realty Majors Index Fund
                           Performance as of 4/30/02

                                                            Cumulative Total
                      Average Annual Total Returns              Returns
                ----------------------------------------- --------------------
                                         Inception to         Inception to
                 Year Ended 4/30/02        4/30/02*             4/30/02*
iShares Index   -------------------- -------------------- --------------------
Fund             NAV   Market Index   NAV   Market Index   NAV   Market Index
-------------   ------ ------ ------ ------ ------ ------ ------ ------ ------
Cohen & Steers
 Realty Majors  19.05% 18.60% 19.35% 15.78% 15.92% 16.15% 20.14% 20.12% 20.58%
------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (01/29/01) for the NAV and Index returns and from the first day of trading (02/02/01) for the Market return.

--------------------------------------------------------------------------------

iShares Supplemental Information

Copies of the Prospectus can be found on our website at www.iShares.com. For more detailed information on the iShares Trust and iShares, you may request a copy of the Statement of Additional Information ("SAI").

The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund's investments is available in the iShares Trust's annual and semiannual reports to shareholders. In the iShares Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

If you have questions about the Funds or iShares or you wish to obtain the SAI, semiannual or annual report free of charge, please:

  Call: 1-800-iShares
  Monday through Friday
  8:00 a.m. to 8:00 p.m. (Eastern time)

  Write: iShares Trust
  c/o SEI Investments Distribution Co.
  1 Freedom Valley Drive
  Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

                   Investment Company Act File No. 811-09729

--------------------------------------------------------------------------------
                                                                         iShares
iShares(R)

iShares Trust

The iShares Trust consists of over 50 separate investment portfolios called funds. The "Fund" described herein seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq Biotechnology Index, an equity market index compiled by the Nasdaq Stock Market, Inc.(R) This prospectus relates solely to the following Fund: the iShares Nasdaq Biotechnology Index Fund. Barclays Global Fund Advisors is the advisor to the Fund.

iShares Trust is a registered investment company. The shares of iShares Trust, called "iShares", are listed and traded on national securities exchanges (each, a "Listing Exchange"). Market prices for iShares may be different from their net asset value ("NAV"). The Fund has its own CUSIP number and exchange trading symbol.

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 iShares or multiples thereof ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, iShares are not redeemable securities.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                        Prospectus dated August 1, 2002

   Table of Contents

 Details on          Overview............................................    1
  Investing
  in iShares
                     Introduction........................................    1

 More details about  iShares Nasdaq Biotechnology Index Fund.............
  the Fund                                                                   2
                     Investment Objective................................    2
                     Principal Investment Strategy.......................    2
                     Description of the Nasdaq Biotechnology Index.......    2
                     Representative Sampling.............................    2
                     Correlation.........................................    2
                     Industry Concentration Policy.......................    3
                     Principal Risks Factors.............................    3
                     Passive Investments.................................    4
                     Lack of Governmental Insurance or Guarantee.........    4
                     Concentration.......................................    4
                     Derivatives.........................................    4
                     Performance Information.............................    4

                     Fees and Expenses...................................    5

 Details on          Management..........................................    6
  Management
  and Operations
                     Investment Advisor..................................    6
                     Administrator, Custodian, Transfer Agent and
                      Securities Lending Agent...........................    6

 Details on Buying   Shareholder Information.............................    7
  and
  Selling iShares
                     Buying and Selling iShares..........................    7
                     Book Entry..........................................    7
                     iShare Prices.......................................    7
                     Determining NAV.....................................    7
                     Dividends and Distributions.........................    8
                     Taxes...............................................    8
                     Taxes on Distributions..............................    8
                     Taxes when iShares are Sold.........................    8
                     Creations and Redemptions...........................    8
                     Transaction Fees....................................    9
                     Possible Claim......................................   10

                     Distribution........................................   10

                     Index Provider......................................   10

                     Financial Highlights................................   11

                     Disclaimers.........................................   12

                     Supplemental Information............................   14
                     Premium/Discount Information (Unaudited)............   14
                     Total Return Information (Unaudited)................   16


--------------------------------------------------------------------------------

                                                                          page i

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in iShares. It contains important facts about the iShares Trust as a whole and the iShares Nasdaq Biotechnology Index Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

The Fund is an "index fund" which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index"). The Fund's Underlying Index, the Nasdaq Biotechnology Index, was developed by The Nasdaq Stock Market, Inc.(R) The Nasdaq Stock Market calculates and disseminates various indices including the Nasdaq Composite(R). The Nasdaq Biotechnology Index contains companies primarily engaged in using biomedical research for the discovery or development of new treatments or cures for human disease.

Barclays Global Fund Advisors ("BGFA"), the advisor to the Fund, is a subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA and its affiliates are not affiliated with The Nasdaq Stock Market, Inc.(R)

--------------------------------------------------------------------------------

iShares Overview
iShares Nasdaq Biotechnology Index Fund

Cusip: 464287556
AMEX Trading Symbol: IBB
Underlying Index: Nasdaq Biotechnology Index(R)
---------------------------------------------

Investment Objective

The iShares Nasdaq Biotechnology Index Fund(R) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq Biotechnology Index(R) (the "Index").

Principal Investment Strategy

BGFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the markets it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular security, nor does it attempt to apply any economic, financial or market analysis.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund will invest at least 90% of its total assets in the securities of the Index or in American Depository Receipts ("ADRs") based on securities in the Index. The Fund may hold up to 10% of its total assets in securities not included in the Index. For example, BGFA may invest in securities not included in the Index in order to reflect various corporate actions (such as mergers) and other changes in the Index (such as reconstitutions, additions and deletions). A Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Index, as well as cash and cash equivalents.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Description of the Nasdaq Biotechnology Index

The Index contains companies primarily engaged in using biomedical research for the discovery or development of new treatments or cures for human disease. The Index is one of eight sub-indices of the Nasdaq Composite(R), which measures all common type stocks listed on The Nasdaq Stock Market(R).

Representative Sampling

BGFA uses a Representative Sampling strategy to manage the Fund. "Representative Sampling" is investing in a representative sample of securities in the Nasdaq Biotechnology Index, which have a similar investment profile as the Nasdaq Biotechnology Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Nasdaq Biotechnology Index. This means that the Fund generally will not hold all of the securities that are included in the Nasdaq Biotechnology Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of the Fund and the Nasdaq Biotechnology Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

--------------------------------------------------------------------------------
                                                                         iShares

BGFA expects that, over time, the correlation between the Fund's performance and that of the Nasdaq Biotechnology Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called "tracking error." A Fund using Representative Sampling can be expected to have a greater tracking error than a fund using Replication. Replication is a strategy in which a Fund invests in substantially all of the securities in its Underlying Index in approximately the same proportion as in the Underlying Index.

Industry Concentration Policy

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Because the Index will always be concentrated in the biotechnology industry, which comprises 100% of its market capitalization, the Fund will always be concentrated in biotechnology.

Principal Risk Factors

The Fund is subject to the principal risks described below. Some or all of these risks may adversely affect the Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.

.. Market Risk: The Fund's NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in the Fund's NAV in response to market movements, and over longer periods during market downturns.

.. Trading Risk: While the creation/redemption feature of iShares is designed to make it likely that iShares will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from net asset value.

.. Asset Class Risk: The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

.. Tracking Error Risk: Factors such as the fees and expenses of the Fund, imperfect correlation between the Fund's securities and those in the Index, rounding of prices, changes to the Index and regulatory policies may affect BGFA's ability to achieve close correlation with the Index. The Fund's returns may therefore deviate from those of the Index.

.. Market Trading Risks:

 . Absence of Prior Active Market: Although the iShares are listed for trading on the American Stock Exchange LLC ("AMEX") and are listed and traded on other U.S. and foreign exchanges, there can be no assurance that an active trading market for iShares will develop or be maintained.

 . Lack of Market Liquidity: Trading in iShares may be halted because of market conditions or for reasons that, in the view of the Listing Exchange, make trading in iShares inadvisable. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the iShares of the Fund will continue to be met or will remain unchanged.

 . iShares May Trade at Prices Other than NAV: Shares may trade at, above or below their NAV. The NAV of iShares will fluctuate with changes in the market value of the Fund's holdings. The trading prices of iShares will fluctuate in accordance with changes in their NAVs as well as market supply and demand. However, given that iShares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAVs of iShares should not be sustained.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

-------------------------------------------------------------------------------

iShares Nasdaq Biotechnology Index Fund

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

 . Companies in this industry spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.

 . The biotechnology industry may be subject to greater governmental regulation than other industries and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this sector.

 . Companies in this industry are subject to risks of new technologies and competitive pressures.

 . Companies in this industry are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Passive Investments

The Fund is not actively managed. It may be affected by a general decline in the U.S. or foreign market segments relating to the Index. The Fund invests in the securities included in the Index regardless of their investment merit. BGFA does not attempt to individually select securities or to take defensive positions in declining markets.

Lack of Governmental Insurance or Guarantee

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Concentration

If the Underlying Index of the Fund concentrates in a particular industry, group of industries or sector, the Fund may be adversely affected by the performance of those securities and be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

-------------------------------------------------------------------------------
                                                                        iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.50%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.50%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

            1 Year             3 Years                     5 Years                     10 Years
              $51                $160                        $280                         $628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $350 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2002 was $2,897,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $350 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,897,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $15,162 if the Creation Unit is redeemed after one year, $46,815 if the Creation Unit is redeemed after three years, $81,380 if the Creation Unit is redeemed after five years, and $182,359 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Fees and Expenses

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for the Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

BGFA will receive fees from the Fund based on rates of the Fund's average daily net assets, as follows:

iShares Index Fund                       Management Fee
------------------                       --------------
iShares Nasdaq Biotechnology Index Fund       0.50%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world's largest investment advisor of institutional investment assets. As of May 31, 2002, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $785 billion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds portfolios may also invest.

Administrator, Custodian, Transfer Agent and Securities Lending Agent

Investors Bank & Trust Company ("Investors Bank") is the administrator, custodian, transfer agent and securities lending agent for the Fund.

--------------------------------------------------------------------------------
                                                                         iShares

Shareholder Information

Additional shareholder information, including how to buy and sell iShares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website at www.iShares.com.

Buying and Selling iShares

iShares trade on exchanges during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. iShares may trade on a Listing Exchange until 4:15 pm (Eastern time) every day the exchange is open. There is no minimum investment. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.

iShares may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

iShares trade under the ticker symbol listed in this Prospectus.

The Listing Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including iShares. The Fund may invest in shares of money market funds affiliated with BGFA.

Book Entry

iShares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding iShares of the Fund and is recognized as the owner of all iShares for all purposes.

Investors owning iShares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

iShare Prices

The trading prices of iShares on a Listing Exchange may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of iShares of the Fund will be disseminated every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of the Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of such amount and makes no warranty as to its accuracy.

Determining NAV

Investors Bank calculates the Fund's NAV in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4 pm Eastern time) every day the American Stock

--------------------------------------------------------------------------------

iShares Shareholder Information

Exchange is open. The formula calls for deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities' fair value in accordance with guidelines approved by the Trust's Board of Trustees.

Dividends and Distributions

The Fund pays out dividends to investors at least annually. The Fund distributes its net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in iShares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

Unless your investment in iShares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

..The Fund makes distributions, and
..You sell iShares.

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. In general, your distributions are subject to federal income tax for the year when they are paid. Certain dividends paid in January, however, may be treated as paid in the prior year. A distribution may be taxable to you as ordinary income or as capital gain.

Dividends paid out of the Fund's net investment income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the iShares.

Taxes when iShares are Sold

Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term capital gain or loss if iShares have been held for more than one year and as short-term capital gain or loss if iShares have been held for one year or less.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of iShares. Consult your personal tax adviser about the potential tax consequences of an investment in iShares under all applicable tax laws.

Creations and Redemptions

The iShares that trade on a Listing Exchange are "created" at their NAV by market makers, large investors and institutions in block-size Creation Units of 50,000 iShares or more. Each "creator" enters into an authorized participant agreement with SEI Investments Distribution Co., the Funds' distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units, generally 50,000 iShares.

--------------------------------------------------------------------------------
                                                                         iShares

Similarly, iShares can only be redeemed in a specified number of Creation Units, generally 50,000 iShares, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC Participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations ("Participant Agreement"). Information about the procedures regarding creation and redemption of Creation Units is included in the Statement of Additional Information.

Because new iShares may created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case. Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with iShares that are part of an "unsold allotment" within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act.

Transaction Fees

The Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares. Purchasers and redeemers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in kind for the Fund are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The creation and redemption transaction fees for creations and redemptions (i) made through DTC and (ii) made for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee." In addition, purchasers of iShares in Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. Redeemers of iShares in Creation Units are responsible for the costs of transferring the Fund Securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of May 31, 2002, the approximate cost of one Creation Unit of the Fund, including the creation transaction fee.

                                          Approximate   Standard     Maximum
                                          Value of a    Creation/   Creation/
                                         Creation Unit Redemption  Redemption
                                         as of May 31, Transaction Transaction
Name of Fund                                 2002          Fee         Fee
------------                             ------------- ----------- -----------
iShares Nasdaq Biotechnology Index Fund   $2,897,500      $350       $1,400

--------------------------------------------------------------------------------

iShares Shareholder Information

Possible Claim

In April 2002, the judge overseeing an ongoing action in the U.S. District Court for the Northern District of Illinois granted leave for a United States patentholder named MOPEX, Inc. to amend its complaint to add the Trust, along with seven other parties, as a defendant. There are now a total of twenty defendants, including the Trust's investment advisor, other exchange traded funds, various fund service providers and various market makers. In the action, the plaintiff alleges that the actions of the parties, now including the Trust, infringed their patent. In addition, the plaintiff alleges that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. Although this is the only case to which the Trust has been named as a party, this action is one of three involving related issues. The Trust believes that it has valid defenses to all claims raised by the patentholder. However, a resolution of this case may impose increased costs on the Trust and could raise the expense ratios of the Funds, adversely affecting performance.

Distribution

SEI Investments Distribution Co. serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in iShares. The Distributor's principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Index Provider

The Nasdaq Stock Market, Inc. is the Index Provider for the Nasdaq Biotechnology Index. The Nasdaq Stock Market, Inc.(R) is not affiliated with the iShares Trust, BGI, BGFA, Investors Bank, the Distributor or the AMEX. The Nasdaq Stock Market calculates and disseminates various indices including the Nasdaq Composite(R), the Nasdaq-100 Index(R), the Nasdaq Financial-100(R) and other sector indices -- Nasdaq Biotechnology Index(R), Nasdaq Bank Index(R), Nasdaq Computer Index(R), Nasdaq Financial Index(R), Nasdaq Industrial Index(R), Nasdaq Insurance Index(R), Nasdaq Telecommunications Index(R), and the Nasdaq Transportation Index(R) -- which combine to make up the Nasdaq Composite(R).

BGI has entered into a license agreement with The Nasdaq Stock Market, Inc.(R) to use the Nasdaq Biotechnology Index(R). BGI is sub-licensing rights in the Underlying Indices to the iShares Trust at no charge.

--------------------------------------------------------------------------------
                                                                         iShares

Financial Highlights

The financial highlights tables are intended to help investors understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single share of the Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report is included along with the Fund's financial statements in the Annual Report (available upon request).

iShares Trust
Financial Highlights

(For a share outstanding throughout each period)
For the period ended March 31, 2002

                                              iShares Nasdaq Biotechnology
                                                       Index Fund
                                             ------------------------------
                                                             Period from
                                              Year ended   Feb. 5, 2001 to
                                             Mar. 31, 2002 Mar. 31, 2001/1/
--------------------------------------------------------------------------------
Net asset value, beginning of period           $  76.81             $ 99.66
                                             ______________________________
Income from investment operations:
  Net investment income (loss)                    (0.17)              (0.05)
  Net realized and unrealized gain (loss)          0.64              (22.80)
                                             ______________________________
Total from investment operations                   0.47              (22.85)
                                             ______________________________
Less distributions from:
  Net investment income                              --                  --
  Net realized gain                                  --                  --
                                             ______________________________
Total distributions                                  --                  --
Net asset value, end of period                 $  77.28             $ 76.81
                                             ______________________________
                                             ______________________________
Total return                                       0.61 %            (22.93)%/2/
                                             ______________________________
                                             ______________________________
Ratios/Supplemental data:
  Net assets, end of period (000s)             $289,807             $99,847
  Ratio of expenses to average net assets/3/       0.50 %              0.50 %
  Ratio of net investment income (loss) to
   average net assets/3/                          (0.46)%             (0.50)%
  Portfolio turnover rate/4/                         17 %                 9 %

--------------------------------------------------------------------------------
1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------

iShares Financial Highlights

Disclaimers

The iShares Trust is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc., including its affiliates ("Nasdaq"). Nasdaq has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, iShares. Nasdaq makes no representation or warranty, express or implied, to the owners of iShares or any member of the public regarding the advisability of investing in securities generally or in iShares particularly or the ability of the Nasdaq Biotechnology Index to track general stock market performance. Nasdaq's only relationship to BGI or BGFA is the licensing of Nasdaq Biotechnology, Nasdaq Biotechnology Index, and Nasdaq trademarks or service marks, and certain trade names of Nasdaq and of the Nasdaq Biotechnology Index that is determined, composed and calculated by Nasdaq without regard to BGI, BGFA or the Trust. Nasdaq has no obligation to take the needs of BGI, BGFA or the owners of iShares into consideration in determining, composing or calculating the Nasdaq Biotechnology Index. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq Biotechnology Index. Nasdaq is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of iShares to be issued or in the determination or calculation of the equation by which iShares are to be converted into cash. Nasdaq has no liability in connection with the administration, marketing or trading of iShares. Nasdaq does not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq Biotechnology Index or any data included therein. Nasdaq makes no warranty, express or implied, as to results to be obtained by BGI, BGFA, owners of iShares, or any other person or entity from the use of the Nasdaq Biotechnology Index or any data included therein. Nasdaq makes no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq Biotechnology Index or any data included therein. Without limiting any of the foregoing, in no event shall Nasdaq have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

iShares are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the iShares of the Fund or any member of the public regarding the ability of the fund to track the total return performance of the Index or the ability of the Index identified herein to track bond market performance. The Index identified herein are determined, composed and calculated by The Nasdaq Stock Market, Inc. without regard to the Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Index, nor in the determination of the timing of, prices of, or quantities of the iShares of the Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The AMEX has no obligation or liability to owners of the iShares of the Fund in connection with the administration, marketing or trading of the iShares of the Fund.

The AMEX does not guarantee the accuracy and/or the completeness of any index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

--------------------------------------------------------------------------------
                                                                         iShares

BGFA does not guarantee the accuracy and/or the completeness of the Index or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the iShares of any Fund, or any other person or entity from the use of the Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

--------------------------------------------------------------------------------

iShares Disclaimers
iShares Trust
Supplemental Information

I. Premium/Discount Information (Unaudited)

The chart below presents information about the differences between the daily closing price on secondary markets for shares of the Fund and its net asset value. Net asset value, or "NAV", is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00 pm Eastern time) every day the American Stock Exchange is open. The "Closing Price" of the Fund is the price of the last reported trade for shares of the Fund on any major market. The Fund's Closing Price may be below, at, or above its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The trading price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Closing Price of the Fund on a given day. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. A major reason for differences between NAV and Closing Price is that the date/time of the last trade (which is recorded as the Closing Price) may not take place at exactly 4:00 pm Eastern time when the Fund normally calculates NAV. The date/time of the last trade may occur before 4:00 pm Eastern time or, for most funds, up until 4:15 Eastern time. Thus, ongoing price discovery may contribute to any deviation between the NAV of the Fund as calculated at 4:00 pm Eastern time and the Closing Price of the Fund.

--------------------------------------------------------------------------------
                                                                         iShares

The following information shows the frequency distributions of premiums and discounts for the Fund. The information shown is for the period from July 1, 2001 to June 30, 2002.

The vertical column of the chart shows the premium or discount expressed as a percentage of NAV. The horizontal column indicates the number of trading days in the period covered by each chart. Each bar in the chart shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

PERCENT PREMIUMS/DISCOUNTS      NUMBER OF DAYS
GT 6.00%                                  0
GT 5.50% - LT 6.00%                       0
GT 5.00% - LT 5.50%                       0
GT 4.50% - LT 5.00%                       0
GT 4.00% - LT 4.50%                       0
GT 3.50% - LT 4.00%                       0
GT 3.00% - LT 3.50%                       0
GT 2.50% - LT 3.00%                       0
GT 2.00% - LT 2.50%                       0
GT 1.50% - LT 2.00%                       1
GT 1.00% - LT 1.50%                       0
GT 0.50% - LT 1.00%                      17
LT 0.50% - GT (0.50%)                   224
LT (0.50%) - GT (1.00%)                   5
LT (1.00%) - GT (1.50%)                   0
LT (1.50%) - GT (2.00%)                   0
LT (2.00%) - GT (2.50%)                   0
LT (2.50%) - GT (3.00%)                   0
LT (3.00%) - GT (3.50%)                   0
LT (3.50%) - GT (4.00%)                   0
LT (4.00%) - GT (4.50%)                   0
LT (4.50%) - GT (5.00%)                   0
LT (5.00%) - GT (5.50%)                   0
LT (5.50%) - GT (6.00%)                   0
LT (6.00%)                                0


--------------------------------------------------------------------------------

iShares Supplemental Information

II. Total Return Information (Unaudited)

The following table presents information about the total return of the Nasdaq Biotechnology Index and the total return of the Fund. The information presented for the Fund is for its fiscal year ended March 31, 2002.

Total returns represent the change in value of the Fund during the periods noted in each table. Market return is based on the market price per share of the Fund, and NAV return is based on the NAV per share of the Fund. For a discussion of some of the reasons why NAV per share and market price per share may differ, see "Premium/Discount Information" on page 14. The Market and NAV returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Nasdaq Biotechnology Index is a statistical composite that tracks a specified financial sector. Unlike the Fund, the Nasdaq Biotechnology Index does not actually hold a portfolio of securities and therefore does not incur the management fee or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund.

                    iShares Nasdaq Biotechnology Index Fund
                           Performance as of 3/31/02

--------------------------------------------------------------------------------

                              Average Annual Total Returns           Cumulative Total Returns
                      --------------------------------------------- --------------------------
                      Year Ended 3/31/02   Inception to 3/31/02*      Inception to 3/31/02*
                      ------------------ -------------------------- --------------------------
 iShares Index Fund    NAV  Market Index   NAV     Market   Index     NAV     Market   Index
 ------------------   ----- ------ ----- -------- -------- -------- -------- -------- --------
Nasdaq Biotechnology  0.61% 0.92%  0.82% (19.83)% (21.13)% (19.80)% (22.46)% (23.70)% (22.41)%

--------------------------------------------------------------------------------
* Since inception total return periods are calculated from inception date (02/05/01) for the NAV and Index returns and from the first day of trading (02/09/01) for the Market return.

--------------------------------------------------------------------------------
                                                                         iShares

Copies of the Prospectus can be found on our web site at www.iShares.com. For more detailed information on the iShares Trust and iShares, you may request a copy of the Statement of Additional Information ("SAI"). The SAI provides detailed information about the Fund, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about the Fund's investments is available in the iShares Trust's annual and semiannual reports to shareholders. In the iShares Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

If you have questions about the Funds or iShares or you wish to obtain the SAI free of charge, please:

  Call:1-800-iShares
   Monday through Friday
   8:00 am to 8:00 pm (Eastern time)

  Write:iShares Trust
   c/o SEI Investments Distribution Co.
   1 Freedom Valley Drive
   Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about the Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

                   Investment Company Act File No. 811-09729

--------------------------------------------------------------------------------

iShares Supplemental Information
iShares Trust

Statement of Additional Information

Dated August 1, 2002



This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated August 1, 2002 (the "Prospectus") for the iShares Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Annual Report of the Trust and its Funds are incorporated by reference and are deemed to be part of this Statement of Additional Information. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares or visiting www.ishares.com.

Table of Contents


                                                                                                                       Page
                                                                                                                       ----
General Description of the Trust and its Funds ....................................................................     1
Exchange Listing and Trading ......................................................................................     2
     Investment Strategies and Risks ..............................................................................     4
     Lack of Diversification of Certain Funds .....................................................................     5
     Loans of Portfolio Securities ................................................................................     6
     Repurchase Agreements ........................................................................................     6
     Reverse Repurchase Agreements ................................................................................     7
     Currency Transactions ........................................................................................     7
     Money Market Instruments .....................................................................................     8
     Foreign Securities ...........................................................................................     7
     Investment Companies, REITs ..................................................................................     8
     Illiquid Securities ..........................................................................................     8
     Futures and Options ..........................................................................................     8
          Options on Futures Contracts ............................................................................     8
          Restrictions on the Use of Futures Contracts and Options on Futures Contracts ...........................     9
     Swap Agreements ..............................................................................................     9
          Future Developments .....................................................................................     9
     General Considerations and Risks .............................................................................     9
     Risks of Futures and Options Transactions ....................................................................    10
     Risks of Swap Agreements .....................................................................................    10
Construction and Maintenance Standards for the Underlying Indices .................................................    11
     Index Dissemination ..........................................................................................    11
The S&P Indices Generally .........................................................................................    11
S&P 100 Index .....................................................................................................    12
S&P 500 Index .....................................................................................................    12
S&P 500/BARRA Growth Index ........................................................................................    13
S&P 500/BARRA Value Index .........................................................................................    13
S&P MidCap 400 Index ..............................................................................................    13
S&P MidCap 400/BARRA Growth Index .................................................................................    13
S&P MidCap 400/BARRA Value Index ..................................................................................    14
S&P SmallCap 600 Index ............................................................................................    14
S&P SmallCap 600/BARRA Growth Index ...............................................................................    14
S&P SmallCap 600/BARRA Value Index ................................................................................    14
S&P Global 100 Index ..............................................................................................    15
S&P Global Energy Sector Index ....................................................................................    15
S&P Global Financials Sector Index ................................................................................    15
S&P Global Healthcare Sector Index ................................................................................    16
S&P Global Information Technology Sector Index ....................................................................    16
S&P Global Telecommunications Sector Index ........................................................................    16
S&P Europe 350 Index ..............................................................................................    16
S&P/TSE 60 Index ..................................................................................................    17
S&P Latin America 40 Index ........................................................................................    17
S&P/TOPIX 150 Index ...............................................................................................    17
The Dow Jones Indices Generally ...................................................................................    17
Dow Jones U.S. Total Market Index .................................................................................    18
Dow Jones U.S. Basic Materials Sector Index .......................................................................    18
Dow Jones U.S. Consumer Cyclical Sector Index .....................................................................    18
Dow Jones U.S. Consumer Non-Cyclical Sector Index .................................................................    19
Dow Jones U.S. Energy Sector Index ................................................................................    19
Dow Jones U.S. Financial Sector Index .............................................................................    19


________________________________________________________________________________
                                                                          page i

Dow Jones U.S. Healthcare Sector Index ......................................................   19
Dow Jones U.S. Industrial Sector Index ......................................................   20
Dow Jones U.S. Technology Sector Index ......................................................   20
Dow Jones U.S. Telecommunications Sector Index ..............................................   20
Dow Jones U.S. Utilities Sector Index .......................................................   21
Dow Jones U.S. Chemicals Index ..............................................................   21
Dow Jones U.S. Financial Services Index .....................................................   21
Dow Jones U.S. Internet Index ...............................................................   21
Dow Jones U.S. Real Estate Index ............................................................   22
The Russell Indices Generally ...............................................................   22
Russell 3000 Index ..........................................................................   23
Russell 3000 Growth Index ...................................................................   23
Russell 3000 Value Index ....................................................................   23
Russell 2000 Index ..........................................................................   23
Russell 2000 Growth Index ...................................................................   24
Russell 2000 Value Index ....................................................................   24
Russell 1000 Index ..........................................................................   24
Russell 1000 Growth Index ...................................................................   24
Russell 1000 Value Index ....................................................................   25
Russell Midcap Index ........................................................................   25
Russell Midcap Growth Index .................................................................   25
Russell Midcap Value Index ..................................................................   25
The Cohen & Steers Realty Majors Index Generally ............................................   26
Cohen & Steers Realty Majors Index ..........................................................   26
The Nasdaq Biotechnology Index Generally ....................................................   26
Nasdaq Biotechnology Index ..................................................................   27
The Goldman Sachs Indices Generally .........................................................   27
The Goldman Sachs Natural Resources Index ...................................................   28
The Goldman Sachs Technology Index ..........................................................   28
The Goldman Sachs Technology Industry Sector Indices Generally ..............................   29
The Goldman Sachs Technology Industry Multimedia Networking Index ...........................   30
The Goldman Sachs Technology Industry Semiconductor Index ...................................   30
The Goldman Sachs Technology Industry Software Index ........................................   30
The MSCI Index Generally ....................................................................   30
MSCI EAFE Index .............................................................................   33
Investment Limitations ......................................................................   33
Continuous Offering .........................................................................   34
Management ..................................................................................   35
Trustees and Officers .......................................................................   35
Remuneration of Trustees and Officers .......................................................   38
Control Persons and Principal Holders of Securities .........................................   38
Investment Advisor ..........................................................................   42
Administrator, Custodian, Transfer Agent and Securities Lending Agent .......................   44
Distributor .................................................................................   46
Index Providers .............................................................................   47
Brokerage Transactions ......................................................................   47
Additional Information Concerning the Trust .................................................   49
  Shares ....................................................................................   49
  Termination of the Trust or Fund ..........................................................   49
  Book-Entry Only System ....................................................................   49
  DTC Acts as Securities Depository for the iShares .........................................   49
  Creation and Redemption of Creation Unit Aggregations .....................................   50
  Creation ..................................................................................   50
  Fund Deposit ..............................................................................   50
  Procedures for Creation of Creation Unit Aggregations .....................................   51


________________________________________________________________________________
page ii                                                                i|Shares

   Placement of Creation Orders for Domestic Funds Using Clearing Process .............................      52
   Placement of Creation Orders for Domestic Funds Outside Clearing Process ...........................      52
   Placement of Creation Orders for Foreign Funds .....................................................      53
   Acceptance of Orders for Creation Unit Aggregations ................................................      54
Creation Transaction Fee ..............................................................................      54
        Redemption of iShares in Creation Unit Aggregations ...........................................      55
        Redemption Transaction Fee ....................................................................      56
        Placement of Redemption Orders for Domestic Funds Using Clearing Process ......................      58
        Placement of Redemption Orders for Domestic Funds Outside Clearing Process ....................      58
        Placement of Redemption Orders for Foreign Funds ..............................................      58
Foreign Market Hours ..................................................................................      59
        Regular Holidays ..............................................................................      61
Settlement Periods Greater Than Seven Days for 2002 ...................................................      64
Taxes .................................................................................................      65
        Federal Tax Treatment of Futures and Options Contracts ........................................      67
Determination of NAV ..................................................................................      68
Dividends and Distributions ...........................................................................      68
        General Policies ..............................................................................      68
        Dividend Reinvestment Service .................................................................      68
Performance and Other Information .....................................................................      69
Financial Statements ..................................................................................      71
Miscellaneous Information .............................................................................      71
        Counsel .......................................................................................      71
        Independent Auditors ..........................................................................      71


________________________________________________________________________________
i|Shares                                                                page iii

General Description of the Trust and its Funds


The Trust currently consists of over 50 investment portfolios (each a "Fund" and collectively the "Funds"). The Trust was organized as a Delaware business trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This Statement of Additional Information relates to the following Funds:


.. iShares S&P 100 Index Fund
.. iShares S&P 500 Index Fund
.. iShares S&P 500/BARRA Growth Index Fund
.. iShares S&P 500/BARRA Value Index Fund
.. iShares S&P MidCap 400 Index Fund
.. iShares S&P MidCap400/BARRA Growth Index Fund
.. iShares S&P MidCap400/BARRA Value Index Fund
.. iShares S&P SmallCap 600 Index Fund
.. iShares S&P SmallCap 600/BARRA Growth Index Fund
.. iShares S&P SmallCap 600/BARRA Value Index Fund
.. iShares S&P Global 100 Index Fund
.. iShares S&P Global Energy Sector Index Fund
.. iShares S&P Global Financials Sector Index Fund
.. iShares S&P Global Healthcare Sector Index Fund
.. iShares S&P Global Technology Sector Index Fund
.. iShares S&P Global Telecommunications Sector Index Fund
.. iShares S&P Europe 350 Index Fund
.. iShares S&P/TSE 60 Index Fund
.. iShares S&P Latin America 40 Index Fund
.. iShares S&P/TOPIX 150 Index Fund

.. iShares Dow Jones U.S. Total Market Index Fund
.. iShares Dow Jones U.S. Basic Materials Sector Index Fund
.. iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
.. iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund .. iShares Dow Jones U.S. Energy Sector Index Fund
.. iShares Dow Jones U.S. Financial Sector Index Fund
.. iShares Dow Jones U.S. Healthcare Sector Index Fund
.. iShares Dow Jones U.S. Industrial Sector Index Fund
.. iShares Dow Jones U.S. Technology Sector Index Fund
.. iShares Dow Jones U.S. Telecommunications Sector Index Fund
.. iShares Dow Jones U.S. Utilities Sector Index Fund
.. iShares Dow Jones U.S. Chemicals Index Fund
.. iShares Dow Jones U.S. Financial Services Index Fund
.. iShares Dow Jones U.S. Internet Index Fund
.. iShares Dow Jones U.S. Real Estate Index Fund

.. iShares Russell 3000 Index Fund
.. iShares Russell 3000 Growth Index Fund
.. iShares Russell 3000 Value Index Fund
.. iShares Russell 2000 Index Fund
.. iShares Russell 2000 Growth Index Fund
.. iShares Russell 2000 Value Index Fund

________________________________________________________________________________
iShares General Description of the Trust and its Funds                    page 1

.. iShares Russell 1000 Index Fund
.. iShares Russell 1000 Growth Index Fund
.. iShares Russell 1000 Value Index Fund
.. iShares Russell Midcap Index Fund
.. iShares Russell Midcap Growth Index Fund
.. iShares Russell Midcap Value Index Fund


.. iShares Cohen & Steers Realty Majors Index Fund

.. iShares Nasdaq Biotechnology Index Fund

.. iShares Goldman Sachs Technology Index Fund
.. iShares Goldman Sachs Networking Index Fund
.. iShares Goldman Sachs Semiconductor Index Fund
.. iShares Goldman Sachs Software Index Fund
.. iShares Goldman Sachs Natural Resources Index Fund

.. iShares MSCI EAFE Index Fund


The shares of each Fund are referred to herein as "iShares."


The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an "Underlying Index") representing publicly traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. Each Fund is managed by Barclays Global Fund Advisors ("BGFA").


Each Fund offers and issues iShares at their net asset value ("NAV") only in aggregations of a specified number of iShares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The iShares described in the Prospectus are listed and traded on national securities exchanges (a "Listing Exchange"). iShares also are listed and traded on certain non-U.S. Exchanges. The American Stock Exchange ("AMEX"), Chicago Board Options Exchange ("CBOE"), the New York Stock Exchange, Inc. (the "NYSE"), the Stock Exchange of Hong Kong ("SEHK"), the Singapore Exchange ("SGX"), and the Swiss Stock Exchange ("SWX") are each referred to herein as a Listing Exchange. iShares currently trade on a Listing Exchange and other exchanges at market prices that may be below, at, or above NAV. iShares are redeemable only in Creation Unit aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units typically are a specified number of iShares, generally 50,000.


The Trust reserves the right to offer a "cash" option for creations and redemptions of iShares although it has no current intention of doing so. iShares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 125% of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus in the Overview and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

________________________________________________________________________________
page 2                                                                  i|Shares

There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of iShares of any Fund will continue to be met. The Listing Exchange may, but is not required to, remove the iShares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the iShares of a Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will remove the iShares of a Fund from listing and trading upon termination of such Fund.

As in the case of other publicly-traded securities, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the stock prices of iShares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

________________________________________________________________________________
iShares Exchange Listing and Trading                                      page 3

Investment Strategies and Risks

Each Fund seeks to achieve its objective by investing in common stocks that comprise the relevant Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund's portfolio will ordinarily not result in the elimination of the security from a Fund's portfolio.

Some Funds will engage in Replication, by which they hold substantially all of the securities of the Underlying Index in approximately the same proportions as reflected in the Underlying Index. Other Funds will engage in Representative Sampling, which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.


Funds that Use Replication                                      Funds that Use Representative Sampling (continued)
--------------------------                                      --------------------------------------
iShares S&P 500 Index Fund                                      iShares Dow Jones U.S. Basic Materials Sector Index
iShares S&P 500/BARRA Growth Index Fund                            Fund
iShares S&P 500/BARRA Value Index Fund                          iShares Dow Jones U.S. Consumer Cyclical Sector
iShares S&P MidCap 400/BARRA Growth Index                       Index Fund
   Fund                                                         iShares Dow Jones U.S. Consumer Non-Cyclical
iShares S&P MidCap 400/BARRA Value Index                        Sector Index Fund
   Fund                                                         iShares Dow Jones U.S. Energy Sector Index Fund
iShares S&P SmallCap 600/BARRA Growth Index                     iShares Dow Jones U.S. Financial Sector Index Fund
   Fund                                                         iShares Dow Jones U.S. Healthcare Sector Index
iShares S&P 100 Index Fund                                         Fund
iShares Dow Jones U.S. Total Market Index Fund                  iShares Dow Jones U.S. Industrial Sector Index Fund
iShares Russell 3000 Index Fund                                 iShares Dow Jones U.S. Technology Sector Index
iShares Russell 3000 Growth Index Fund                             Fund
iShares Russell 2000 Growth Index Fund                          iShares Dow Jones U.S. Telecommunications Sector
iShares Russell 1000 Index Fund                                 Index Fund
iShares Russell 1000 Growth Index Fund                          iShares Dow Jones U.S. Utilities Sector Index Fund
iShares Russell 1000 Value Index Fund                           iShares Dow Jones U.S. Chemicals Index Fund
iShares Russell Midcap Index Fund                               iShares Dow Jones U.S. Financial Services Index Fund
iShares Russell Midcap Growth Index Fund                        iShares Dow Jones U.S. Internet Index Fund
iShares Russell Midcap Value Index Fund                         iShares Dow Jones U.S. Real Estate Index Fund
                                                                iShares Russell 3000 Value Index Fund
                                                                iShares Russell 2000 Index Fund
Funds that Use Representative Sampling                          iShares Russell 2000 Value Index Fund
--------------------------------------
iShares S&P SmallCap 600 Index Fund                             iShares Cohen & Steers Realty Majors Index
Fund iShares S&P SmallCap 600/BARRA Value Index                 iShares Nasdaq Biotechnology
   Fund                                                         iShares Goldman Sachs Technology Index Fund
iShares S&P MidCap 400 Index Fund                               iShares Goldman Sachs Networking Index Fund
iShares S&P Global 100 Index Fund                               iShares Goldman Sachs Semiconductor Index Fund
iShares S&P Global Energy Sector Index Fund                     iShares Goldman Sachs Software Index Fund
iShares S&P Global Financials Sector Index Fund                 iShares Goldman Sachs Natural Resources Index Fund
iShares S&P Global Healthcare Sector Index Fund                 iShares MSCI EAFE Index Fund
iShares S&P Global Technology Sector Index Fund
iShares S&P Global Telecommunications Sector Index Fund
iShares S&P Europe 350 Index Fund
iShares S&P/TSE 60 Index Fund
iShares S&P Latin America 40 Index Fund
iShares S&P/TOPIX 150 Index Fund


________________________________________________________________________________
page 4                                                                  i|Shares

At least 90% of each Fund's total assets will be invested in securities in its Underlying Index. A Fund may also invest up to 10% of its total assets in futures, options and swap contracts (in each case related to the Underlying Index and its component securities), cash and cash equivalents, as well as in securities not included in its Underlying Index if BGFA determines this to be appropriate in light of the Fund's investment objective and relevant investment constraints. The following examples illustrate the circumstances in which a Fund would hold securities not included in its Underlying Index. First, in order to reflect various corporate actions (such as mergers) and other changes in the Fund's Underlying Index (reconstitutions), a Fund may hold securities that are announced as additions to the Underlying Index prior to their actual date of inclusion in such index. Second, a Fund may hold securities that have been recently deleted from its Underlying Index due to various corporate actions and reconstitutions. Third, a Fund may invest in securities outside the Underlying Index when necessary to meet the diversification requirements of a regulated investment company under the Internal Revenue Code (the "Code"). In such cases, the securities outside the Underlying Index will be securities in the relevant market, market segment, market sector or group of industries tracked by such Index.


Representative Sampling is used for those Funds where BGFA believes that Replication is not the most effective means to track the Underlying Index. The number of securities, liquidity of underlying securities, restrictions on the ownership of securities, high transaction expenses and other trading costs, and tax and other regulatory restrictions are among the factors which BGFA considers. Although Representative Sampling has been an effective means of approximating index performance in the past, it will not usually enable a Fund to track the Underlying Index's performance with the accuracy achieved by Replication. Each Fund will be reviewed regularly and adjusted, when necessary, to correlate with the relevant Underlying Index.

Lack of Diversification of Certain Funds. The following table sets forth the diversification status of each Fund.


  Diversified Funds                                       Non-Diversified Funds
  -----------------                                       ---------------------
iShares S&P 500 Index Fund                                iShares S&P 500/BARRA Growth Index Fund
iShares S&P 500/BARRA Value Index Fund                    iShares S&P 100 Index Fund
iShares S&P MidCap 400 Index Fund                         iShares S&P Global 100 Index Fund
iShares S&P MidCap 400/BARRA Growth Index                 iShares S&P Global Energy Sector Index Fund
   Fund                                                   iShares S&P Global Financials Sector Index Fund
iShares S&P MidCap 400/BARRA Value Index                  iShares S&P Global Healthcare Sector Index Fund
   Fund                                                   iShares S&P Global Technology Sector Index Fund
iShares S&P SmallCap 600 Index Fund                       iShares S&P Global Telecommunications Sector
iShares S&P SmallCap 600/BARRA Growth Index                  Index Fund
   Fund                                                   iShares S&P/TSE 60 Index Fund
iShares S&P SmallCap 600/BARRA Value Index                iShares S&P Latin America 40 Index Fund
   Fund                                                   iShares S&P/TOPIX 150 Index Fund
iShares S&P Europe 350 Index Fund                         iShares Dow Jones U.S. Basic Materials Sector
iShares Dow Jones U.S. Total Market Index                    Index Fund
   Fund                                                   iShares Dow Jones U.S. Consumer Cyclical
iShares Russell 3000 Index Fund                              Sector Index Fund
iShares Russell 3000 Growth Index Fund                    iShares Dow Jones U.S. Consumer Non-Cyclical Sector
iShares Russell 3000 Value Index                             Index Fund
iShares Russell 2000 Index Fund                           iShares Dow Jones U.S. Energy Sector Index Fund
iShares Russell 2000 Growth Index Fund                    iShares Dow Jones U.S. Financial Sector Index Fund
iShares Russell 2000 Value Index Fund                     iShares Dow Jones U.S. Healthcare Sector Index Fund
iShares Russell 1000 Index Fund                           iShares Dow Jones U.S. Industrial Sector Index
iShares Russell 1000 Value Index Fund                        Fund
iShares Russell Midcap Index Fund                         iShares Dow Jones U.S. Technology Sector Index
iShares Russell Midcap Growth Index Fund                     Fund
iShares Russell Midcap Value Index Fund                   iShares Dow Jones U.S. Telecommunications Sector
                                                            Index Fund
                                                          iShares Dow Jones U.S. Utilities Sector Index Fund
                                                          iShares Dow Jones U.S. Chemicals Index Fund
                                                          iShares Dow Jones U.S. Financial Services Index
                                                             Fund
                                                          iShares Dow Jones U.S. Internet Index Fund
                                                          iShares Dow Jones U.S. Real Estate Index Fund
                                                          iShares Russell 1000 Growth Index Fund


________________________________________________________________________________
iShares Investment Strategies and Risks                                   page 5

Diversified Funds                 Non-Diversified Funds
-----------------                 ---------------------
                                  iShares Cohen & Steers Realty Majors Index
                                  Fund iShares Nasdaq Biotechnology Index Fund iShares Goldman Sachs Technology Index Fund iShares Goldman Sachs Networking Index Fund iShares Goldman Sachs Semiconductor Index Fund iShares Goldman Sachs Software Index Fund iShares Goldman Sachs Natural Resources Index
                                    Fund
                                  iShares MSCI EAFE Index Fund

With respect to 75% of a Fund's total assets, a diversified Fund does not invest more than 5% of its assets in securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25 percent of the Fund's assets may be invested in any manner.

A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. A non-diversified Fund may also concentrate its investments in a particular industry or group of industries, as noted in the descriptions of such Fund. The securities of a particular issuer, or of issuers in particular industries, may dominate the Underlying Index of such a Fund and, consequently, its investment portfolio. This may adversely affect its performance or subject its iShares to greater price volatility than that experienced by more diversified investment companies.

Each Fund, however (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code severely limits the investment flexibility of certain Funds and makes it less likely that such Funds will meet their investment objectives.


Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Investors Bank & Trust Company serves as the lending agent for the Funds and as such, shares in any net income earned by a Fund. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the relevant Fund. These loans cannot exceed 331/3% of a Fund's total assets.


Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to, the review of the Board of Trustees (the "Board" or the "Trustees"), so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (i) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 100% of the value of the securities loaned (on a "mark-to-market" basis); (ii) the loan be made subject to termination by a Fund at any time; and (iii) a Fund receives reasonable interest on the loan. Securities lending procedures approved by the Board will meet or exceed the requirements stated above and promulgated under the 1940 Act. From time to time, each Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.


Collateral from securities loaned to a borrower may be invested in high-quality money market instruments and other investment companies (including money market mutual funds advised by BGFA or otherwise affiliated with the Funds). The money-market instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1+" or "A-1" by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. ("S&P") or, if unrated, of comparable quality as determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Investments of collateral from securities loaned to borrowers will not be counted in determining compliance with the investment strategies described herein under "Investment Strategies and Risks."


Repurchase Agreements. Each Fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Should a Fund enter into a repurchase agreement, each such Fund would maintain custody of the underlying securities prior to

________________________________________________________________________________
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

their repurchase. Thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose each Fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which each Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by BGFA. BGFA will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, BGFA will require that the value of this collateral, after transaction costs (including loss of interest)




reasonably expected to be incurred on a default, be equal to or greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. BGFA will mark-to-market daily the value of the securities. Under the 1940 Act, repurchase agreements are considered loans.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund's assets. The custodian bank will maintain a separate account for each Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Currency Transactions. No Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.




Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality is determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for

________________________________________________________________________________
iShares Investment Strategies and Risks                                   page 7
specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

BGFA received an exemptive order from the SEC which permits the funds it manages, including the funds of the Trust, to invest in shares of money market funds affiliated with BGFA. Pursuant to this order, the funds are permitted to invest in shares of money market funds affiliated with BGFA for cash management purposes, provided that BGFA and any of its affiliates waive management fees and other expense with respect to fund assets invested therein.

Foreign Securities. Each Fund may purchase publicly traded common stocks of foreign corporations represented in the Underlying Indices. Each Fund's investment in common stock of foreign corporations represented in the Underlying Indices may also be in the form of American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Investment Companies, REITs. Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate. Each Fund may invest its assets in securities of money market funds advised by BGFA or otherwise affiliated with such Fund.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes.




A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the

________________________________________________________________________________
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

purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. In view of the above considerations, each Fund will comply with the following restriction when purchasing or selling futures. Aggregate initial margin and premiums that are required to establish positions other than those considered to be "bona fide hedging" by the Commodity Futures Trading Commission (the "CFTC") will not exceed 5% of each Fund's total market value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In addition, each Fund will not purchase options to the extent that more than 5% of the value of such Fund's total assets would be invested in premiums on open put option positions.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.




Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Future Developments. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this Statement of Additional Information and in the Prospectus, provided they are consistent with each Fund's investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks. A discussion of the risks associated with an investment in a Fund is contained in the Prospectus in the Principal Risk Factors Common to All Funds and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of iShares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

________________________________________________________________________________
iShares Investment Strategies and Risks                                   page 9

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Underlying Indices are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's iShares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor -- e.g. a Fund may not receive the net amount of payments that it contractually is entitled to receive.




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

Construction and Maintenance Standards
for the Underlying Indices

Index Dissemination. Each Listing Exchange intends to disseminate every fifteen seconds the approximate value of the iShares of every Fund except of the iShares S&P Europe 350 Index Fund, the iShares S&P/TSE 60 Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund and the iShares S&P Global 100 Index Fund. Bloomberg will provide approximate values for those Funds on a similar basis. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of any Fund, because it may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.




Brief descriptions of the Underlying Indices on which the Funds are based and the equity markets in which the Funds are invested are provided below.

The S&P Indices Generally

Component Selection Criteria for Domestic Indices. The Standard & Poor's Index Committee is responsible for the overall management of the S&P Indices. Companies selected for the indices represent a broad range of industry segments within the U.S. economy. The starting universe, all U.S. publicly traded companies, is screened to eliminate ADRs, mutual funds, limited partnerships, royalty trusts and REITs. The following criteria are then analyzed to determine a company's eligibility for inclusion in the indices. Ownership of a company's outstanding common shares is analyzed in order to screen out closely held companies. The trading volume of a company's stock is analyzed to ensure ample liquidity and efficient share pricing. Both the financial and operating condition of a company also are analyzed.

Component Selection Criteria for International Indices. All securities comprising 95% of the eligible investable universe in fourteen European markets and the United Kingdom for the S&P Euro 350; 71% of the Canadian based, Toronto Exchange listed companies for the S&P Toronto Stock Exchange ("TSE") 60; 70% of the market value of the Japanese equity market for the S&P Tokyo Stock Price Index ("TOPIX") 150; 30% of the estimated total market capitalization for the region's largest countries for the S&P Latin America 40, were considered for inclusion. Where there were multiple classes of a particular equity, all classes were deemed eligible if they met the criteria for size, liquidity and sector representation. The securities in the universe are ranked according to GICS. Generally, S&P observes a prospective constituent's liquidity over a period of at least 6 months before consideration for inclusion. However, it is recognized that there may be extraordinary situations when companies should be added immediately (e.g. certain privatizations). When a particular company dominates its home market, it may be excluded from the index if analysis of the sectors reveals that its securities are not as liquid as those of similar companies in other countries.

Issue Changes. General oversight responsibility for the S&P Indices, including overall policy guidelines and methodology, is handled by the S&P Global Index Committee. Maintenance of component indices, including additions and deletions to these indices, is the responsibility of separate regional index committees composed of Standard & Poor's staff specialized in the various regional equity markets. In two cases, regional committees include non-Standard & Poor's staff as minority members. In Canada, the S&P/TSE 60 is maintained with the assistance of the Toronto Stock Exchange; in Japan, the S&P/TOPIX 150 is maintained with the assistance of the Tokyo Stock Exchange. Public announcements of index changes as the result of committee decisions will generally be made two business days in advance of the anticipated effective date whenever possible, although for exceptional corporate events announcements may be made earlier.

Index Maintenance. Maintaining the S&P Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. Share changes of less than 5% are only updated on a quarterly basis on the Friday near the end of the calendar quarter.

A Company will be removed from the S&P Indices as a result of mergers/acquisitions, bankruptcy, restructuring, or if it is no longer representative of its industry group. A company is removed from the relevant index as close as possible to the actual date on which the event occurred. A company can be removed from an index because it no longer meets current criteria for inclusion and/or is no longer representative of its industry group. All replacement companies are selected based on the above component section criteria.




________________________________________________________________________________
iShares Construction and Maintenance Standards for the Underlying
Indices                                                                  Page 11

When calculating index weights, individual constituents' shares held by governments, corporations, strategic partners, or other control groups are excluded from the company's shares outstanding. Shares owned by other companies are also excluded regardless of whether they are index constituents.

In countries with regulated environments, where a foreign investment limit exists at the sector or company level, the constituent's weight will reflect either the foreign investment limit or the percentage float, whichever is the more restrictive.

Once a year, the float adjustments will be reviewed. Each company's financial statements will be used to update the major shareholders' ownership. However, any Investable Weight Factor (IWF) changes, equal to or greater than 5% will be implemented as soon as reasonably possible when it results from a major corporate action. (i.e., privatization, merger, takeover, or share offering).

Changes in the number of shares outstanding driven by corporate events such as stock dividends, splits, and rights issues will be adjusted on the ex-date. Share changes of 5% or greater are implemented when they occur. All share changes of less than 5% are updated on a quarterly basis (third Friday of March, June, September, and December or at the close of the expiry of futures contracts). Implementation of new additions, deletions, and changes to the float adjustment, due to corporate actions, will be made available at the close of the third Friday in March, June, September and December. Generally, index changes, due to rebalancing, are announced two days before the effective date by way of a news release posted on www.spglobal.com.


Index Availability. The S&P Indices are calculated continuously and are available from major data vendors.


S&P 100 Index

Number of Components: 100
-------------------------
Index Description. The S&P 100 Index measures the performance of the large-capitalization sector of the U.S. equity market. It is a subset of the S&P 500 Index. The Index is a capitalization-weighted index representing stocks from a broad range of industries, chosen for market size, liquidity and industry group representation. The S&P 100 Index is a widely tracked index for blue-chip stocks. The S&P 100 serves as the basis for the S&P 100 options contract which trades on the CBOE. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all 100 stocks and divided by a predetermined base value. The base value of the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 100 Index represents approximately 40% of the market capitalization of listed U.S. equities.

S&P 500 Index

Number of Components: 500
-------------------------
Index Description. The Standard & Poor's 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 500/BARRA Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all 500 stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 500 Index represents approximately 79% of the market capitalization of listed U.S. equities.

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S&P 500/BARRA Growth Index


Number of Components: approximately 150
---------------------------------------

Index Description. The S&P 500/BARRA Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of those companies with the highest price-to-book ratios within the S&P 500 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P 500/BARRA Growth Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P 500/BARRA Value Index


Number of Components: approximately 350
---------------------------------------

Index Description. The S&P 500/BARRA Value Index measures the large-capitalization value sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of those companies with the lowest price-to-book ratios within the S&P 500 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P 500/BARRA Value Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P MidCap 400 Index


Number of Components: 400
-------------------------
Index Description. The S&P 400 MidCap Index measures the performance of the mid-capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 400/BARRA Growth and Value Index series. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index is a benchmark for performance measurement of the mid-capitalization segment of the U.S. equity market. The S&P MidCap 400 Index represents approximately 6% of the market capitalization of listed U.S. equities.


S&P MidCap 400/BARRA Growth Index


Number of Components: approximately 163
---------------------------------------

Index Description. The S&P MidCap 400/BARRA Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 400 Index and consists of those companies with the highest price-to-book ratios within the S&P 400 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P MidCap 400/BARRA Growth Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

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S&P MidCap 400/BARRA Value Index


Number of Components: approximately 237
---------------------------------------

Index Description. The S&P MidCap 400/BARRA Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the S&P 400 Index and consists of those companies with the lowest price-to-book ratios within the S&P 400 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P MidCap 400/BARRA Value Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P SmallCap 600 Index


Number of Components: 600
-------------------------

Index Description. The S&P SmallCap 600 Index measures the performance of the small-capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 600/BARRA Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 600 Index represents approximately 3% of the market capitalization of listed U.S. equities.

S&P SmallCap 600/BARRA Growth Index


Number of Components: approximately 221
---------------------------------------

Index Description. The S&P SmallCap 600/BARRA Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies with the highest price-to-book ratios within the S&P 600 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P SmallCap 600/BARRA Growth Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P SmallCap 600/BARRA Value Index


Number of Components: approximately 379
---------------------------------------

Index Description. The S&P SmallCap 600/BARRA Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies with the lowest price-to-book ratios within the S&P 600 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P MidCap 600/BARRA Value Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.




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S&P Global 100 Index

Number of Components: 100
-------------------------

Index Description. The Standard & Poor's Global 100 Index is designed to measure the performance of 100 large transnational companies that are of major importance in the global markets. A global company is defined as a corporation that has production facilities and/or other fixed assets in at least one foreign country, and makes its major management decisions in a global context. The degree to which sales are executed outside the home country is a factor in determining a company's global reach. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The composition of the S&P Global 100 Index is derived from the S&P Global 1200 Index and only includes transnational corporations under the above definition which had a minimum adjusted market capitalization of US$5 billion. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of May 31, 2002, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Finland, France, Germany, Great Britain, Italy, Japan, Mexico, Netherlands, Spain, Sweden, Switzerland and the United States.


S&P Global Energy Sector Index


Number of Components: approximately 49
--------------------------------------
Index Description. The Standard & Poor's Global Energy Sector Index is designed to measure the performance of companies that S&P deems to be part of the energy sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Energy Sector Index is a subset of the S&P Global 1200 Index. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of May 31, 2002, the Index was comprised of stocks of companies in the following countries: Australia, Brazil, Canada, France, Great Britain, Italy, Japan, Netherlands, Spain, and the United States.


S&P Global Financials Sector Index


Number of Components: approximately 213
---------------------------------------
Index Description. The Standard & Poor's Global Financials Sector Index is designed to measure the performance of companies that S&P deems to be part of the financial sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Financials Sector Index is a subset of the S&P Global 1200 Index. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of May 31, 2002, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Bermuda, Brazil, Canada, Denmark, France, Germany, Great Britain, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, Singapore, Spain, Sweden, Switzerland and the United States.


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

S&P Global Healthcare Sector Index


Number of Components: approximately 73
--------------------------------------
Index Description. The Standard & Poor's Global Healthcare Sector Index is designed to measure the performance of companies that S&P deems to be part of the healthcare sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Healthcare Sector Index is a subset of the S&P Global 1200 Index. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. Currently, the Index is comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Great Britain, Japan, Switzerland and the United States.


S&P Global Information Technology Sector Index


Number of Components: approximately 139
---------------------------------------
Index Description. The Standard & Poor's Global Information Technology Sector Index is designed to measure the performance of companies S&P deems to be part of the technology sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Information Technology Sector Index is a subset of the S&P Global 1200 Index. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of May 31, 2002, the Index was comprised of stocks of companies in the following countries: Canada, Finland, France, Germany, Great Britain, Japan, Korea, Netherlands, Singapore, Spain, Sweden, Taiwan and the United States.


S&P Global Telecommunications Sector Index


Number of Components: approximately 52
--------------------------------------
Index Description. The Standard & Poor's Global Telecommunications Sector Index is designed to measure the performance of companies that S&P deems to be part of the telecommunications sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Telecommunications Sector Index is a subset of the S&P Global 1200 Index. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of May 31, 2002, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Brazil, Canada, Denmark, Finland, France, Germany, Great Britain, Hong Kong, Italy, Japan, Mexico, Netherlands, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United States.


S&P Europe 350 Index

Number of Components: 350
-------------------------

Index Description. The Standard & Poor's Europe 350 Index measures the performance of equities in the continental European region, made up of fifteen markets: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The index is a capitalization-weighted index of 350 stocks providing geographic and economic diversity over S&P's ten market sectors, each chosen for market size, liquidity and industry group representation. The market capitalization of index constituent companies is adjusted to reflect only those shares which are available to foreign investors. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.


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

S&P/TSE 60 Index

Number of Components: 60
------------------------
Index Description. The S&P/TSE 60 Index measures the performance of equities in the Canadian marketplace. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The market capitalization of the index's constituent companies is adjusted to reflect only those shares available for investment by the general public. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all stocks and divided by a predetermined base value. The base value for the index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P Latin America 40 Index


Number of Components: 40
------------------------

Index Description. The S&P Latin America 40 Index is comprised of highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the index. The Fund may invest in American Depository Receipts ("ADRS") instead of directly holding stocks. The benchmark is constructed with the addition of a float-adjustment factor. The size of its region mirrors its regional investable equity universe sector weights, based on adjusted market capitalization.


S&P/TOPIX 150 Index


Number of Components: 150
-------------------------

Index Description. The S&P/TOPIX 150 Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The benchmark is constructed with the addition of a float-adjustment factor. The Index includes 70% of the market value of the Japanese equity market.

The Dow Jones Indices Generally

Component Selection Criteria. The Dow Jones Indices are reconstituted quarterly to reflect changes in the marketplace. All companies listed on a U.S. exchange or the NASDAQ are considered for inclusion in the indices with the following rules and exceptions. Stocks must have a minimum trade history of 6 months on the rebalancing date to be eligible for inclusion. All foreign issues including ADRs and GDRs are eliminated from the universe, as well as all non-common equity issues such as preferred stocks, convertible notes, warrants, rights, closed-end funds, trust receipts, limited liabilities companies, royalty trusts, units, limited partnerships, over-the-counter bulletin boards and pink sheet stocks. Also deleted from the universe are all companies that are at least 75% owned by another company and stocks with more than 10 non-trading days in a quarter. After component selection, stocks are weighted by their available market capitalization, which is calculated by multiplying the primary market closing price by the adjusted shares. The remaining universe is ranked by decreasing total market capitalization with cumulative percentages and broken into three groups. The Large Cap Index represents the top 70% of the cumulative market value of the U.S. equity universe, the Mid Cap Index represents the next 20% of the universe, and the Small Cap Index represents half of the remaining 10% of the equity universe. Combined, the Total Market Index represents 95% of the U.S. equity universe.

Issue Changes. Changes to the indices are reflective of changes made to each of the sub-indices that it represents. Each index is reviewed and rebalanced quarterly to maintain accurate representation of each segment. Securities that leave the index between reconstitution dates are not replaced. Thus, the number of securities in the indices over the quarter will fluctuate according to corporate activity. When a stock is acquired, delisted, or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the index. The only additions between quarterly rebalancing are as a result of spin-offs.

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iShares Index Descriptions                                               Page 17

Index Maintenance. Maintaining the Dow Jones Indices includes monitoring and completing the adjustments for the company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. The divisor is adjusted for all changes in company market value to leave the value of the relevant index unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the applicable index. Each component is limited to a maximum market capitalization of 25% of the index weight, and sum of the weights of all issues greater than 5% of the index is limited to 50% of the index total. If components fail either rule, their market capitalization will be reduced to meet the set guidelines.

Index Availability. The Dow Jones Indices are calculated continuously and are available from major data vendors.

Dow Jones U.S. Total Market Index


Number of Components: approximately 1,645
-----------------------------------------

Index Description. The Dow Jones Total Market Index measures the performance of the U.S. equity broad markets. It serves as the underlying index in the Dow Jones U.S. Large-Cap Index, Dow Jones U.S. Mid-Cap Index, Dow Jones U.S. Small-Cap Index and the Dow Jones U.S. sector indices. The Dow Jones U.S. Total Market Index is a capitalization-weighted index, so the impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Total Market Index represents 95% of the market capitalization of listed U.S. equities.


Dow Jones U.S. Basic Materials Sector Index


Number of Components: approximately 64
--------------------------------------

Index Description. The Dow Jones U.S. Basic Materials Sector Index measures the performance of the basic materials economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Basic Materials Sector Index is capitalization-weighted and includes only companies in the Basic Materials sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Basic Materials Sector Index represents approximately 2.1% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Consumer Cyclical Sector Index


Number of Components: approximately 265
---------------------------------------

Index Description. The Dow Jones U.S. Consumer Cyclical Sector Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Consumer Cyclical Sector Index is capitalization-weighted and includes only companies in the Consumer Cyclical sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Consumer Cyclical Sector Index represents approximately 13.3% of the market capitalization of listed U.S. equities.

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Dow Jones U.S. Consumer Non-Cyclical Sector Index


Number of Components: approximately 96
--------------------------------------

Index Description. The Dow Jones U.S. Non-Cyclical Sector Index measures the performance of the non-cyclical economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Non-Cyclical Sector Index is capitalization-weighted and includes only companies in the Non-Cyclical sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Non-Cyclical Sector Index represents approximately 6.4% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Energy Sector Index


Number of Components: approximately 79
--------------------------------------

Index Description. The Dow Jones U.S. Energy Sector Index measures the performance of the energy economic sector of the U.S. equity market. The Dow Jones U.S. Energy Sector Index is a subset of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Energy Sector Index represents approximately 6.2% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Financial Sector Index


Number of Components: approximately 282
---------------------------------------

Index Description. The Dow Jones U.S. Financial Sector Index measures the performance of the financial economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Financial Sector Index is capitalization-weighted and includes only companies in the financial sector of the Dow Jones U.S. Total Market Index. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Financial Sector Index represents approximately 17.4% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Healthcare Sector Index


Number of Components: approximately 183
---------------------------------------

Index Description. The Dow Jones U.S. Healthcare Sector Index measures the performance of the Healthcare economic sector of the U.S. equity market. This Dow Jones U.S. Healthcare Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Healthcare Sector Index is capitalization-weighted and includes only companies in the Healthcare Sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Healthcare Sector Index represents approximately 12.4% of the market capitalization of listed U.S. equities.

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

Dow Jones U.S. Industrial Sector Index


Number of Components: approximately 254
---------------------------------------

Index Description. The Dow Jones U.S. Industrial Sector Index measures the performance of the Industrial economic sector of the U.S. equity market. The Dow Jones U.S. Industrial Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Industrial Sector Index is capitalization-weighted and includes only companies in the Industrial sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Industrial Sector Index represents approximately 12.2% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Technology Sector Index


Number of Components: approximately 316
---------------------------------------

Index Description. The Dow Jones U.S. Technology Sector Index measures the performance of the Technology economic sector of the U.S. equity market. The Dow Jones U.S. Technology Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Technology Index is capitalization-weighted and includes only companies in the Technology sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Technology Sector Index represents approximately 16.3% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Telecommunications Sector Index


Number of Components: approximately 29
--------------------------------------

Index Description. The Dow Jones U.S. Telecommunications Sector Index measures the performance of the Telecommunications economic sector of the U.S. equity market. The Dow Jones U.S. Telecommunications Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Telecommunications Sector Index is capitalization-weighted and includes only companies in the Telecommunications sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Telecommunications Sector Index represents approximately 5% of the market capitalization of listed U.S. equities.

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page 20                                                                 i|Shares

Dow Jones U.S. Utilities Sector Index


Number of Components: approximately 77
--------------------------------------

Index Description. The Dow Jones U.S. Utilities Sector Index measures the performance of the utilities economic sector of the U.S. equity market. The Dow Jones U.S. Utilities Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Utilities Sector Index is capitalization-weighted and includes only companies in the Utilities sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Utilities Sector Index represents approximately 3.4% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Chemicals Index


Number of Components: approximately 35
--------------------------------------

Index Description. The Dow Jones U.S. Chemicals Index measures the performance of the chemicals industry of the U.S. equity market. The index is a subset of the Dow Jones U.S. Basic Materials Sector Index. The Dow Jones U.S. Chemical Index is capitalization-weighted and includes only companies in the chemicals industry of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Chemicals Index represents approximately 1.2% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Financial Services Index


Number of Components: approximately 156
---------------------------------------

Index Description. The Dow Jones U.S. Financial Services Index measures the performance of the financial services industry segment of the U.S. equity market. The index is a subset of the Dow Jones U.S. Financial Index. The Dow Jones U.S. Financial Services Index is capitalization-weighted and includes only companies in the Banks, Savings & Loans, Securities Brokerage and Financial Services sectors of the Dow Jones U.S. Financial Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Financial Services Index represents approximately 13.3% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Internet Index


Number of Components: approximately 40
--------------------------------------

Index Description. The Dow Jones U.S. Internet Index measures the performance of the Internet industry of the U.S. equity market. It includes only companies that generate the majority of their revenues from the Internet and it is comprised of two sub-groups, Internet Commerce and Internet Services. The Index is modified capitalization-weighted, restricting a stock's weighting to 10% of its respective sub-group. The impact of a component's price change is proportional to the issue's total market value in the index, which is the share price times the number of shares. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index represents approximately 1% of the market capitalization of listed U.S. equities.

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Dow Jones U.S. Real Estate Index


Number of Components: approximately 67
--------------------------------------

Index Description. The Dow Jones U.S. Real Estate Index measures the performance of the Real Estate industry of the U.S. equity market. The Dow Jones U.S. Real Estate Index is a subset of the Dow Jones U.S. Financial Index. The Dow Jones U.S. Real Estate Index is capitalization-weighted and includes only companies in the Real Estate industry of the Dow Jones U.S. Financial Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Real Estate Index represents approximately 1% of the market capitalization of listed U.S. equities.


The Russell Indices Generally

Component Selection Criteria. The Russell Indices are reconstituted annually on March 31, to reflect changes in the marketplace. The starting universe for the Russell 3000 Index, all U.S. exchange and OTC listed companies, is ranked by decreasing total market capitalization. The Russell 2000 Index and the Russell 1000 Index are subsets of the Russell 3000 Index. All companies listed on a U.S. exchange or the OTC are considered for inclusion in the indices with the following rules and exceptions. Stocks must trade at or above $1.00 on May 31 to be eligible for inclusion. Only one class of security is allowed into the indices, however, special cases may exist if it is determined that each class acts independent of the other. Stocks domiciled in other countries are excluded. Also excluded are preferred and convertible preferred stock, participating preferred stock, redeemable shares, warrants and rights, trust receipts, royalty trusts, limited liability companies, OTC bulletin boards and pink sheet stocks, mutual funds, limited partnerships, and foreign stocks. After component selection, stocks are weighted by their available market capitalization, which is calculated by multiplying the composite closing price by the adjusted shares. The purpose of this adjustment is to exclude the capitalization that is not available for purchase and is not part of the investing opportunity set.

Issue Changes. Securities that leave the Russell Indices between reconstitution dates are not replaced. Thus, the number of securities in the indices over the year will fluctuate according to corporate activity. When a stock is acquired, delisted, or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the relevant indices. When acquisitions or mergers take place, the stock's capitalization moves to the acquiring stock, hence, mergers have no effect on index total capitalization if the acquiring stock is part of the index. The only additions between reconstitution dates are as a result of spin-offs.

Index Maintenance. Maintaining the Russell Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. In addition, significant float adjustments due to corporate actions are made month-end. The divisor is adjusted for all changes in company market value to leave the value of the indices unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the Russell Indices.


Index Availability. The Russell Indices are calculated continuously and are available from major data vendors.


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Russell 3000 Index


Number of Components: approximately 2,838
-----------------------------------------

Index Description. The Russell 3000 Index measures the performance of the U.S. equity broad market. It serves as the underlying index for Russell 3000 Growth and Value series and the Russell 1000 and Russell 2000 Indices, as well as each respective Growth and Value series. It is a capitalization-weighted index of the 3000 largest companies domiciled in the U.S. and its territories. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Index represents approximately 98% of the market capitalization of listed U.S. equities.

Russell 3000 Growth Index


Number of Components: approximately 1,758
-----------------------------------------
Index Description. The Russell 3000 Growth Index measures the growth sector of the U.S. equity broad market. It is a subset of the Russell 3000 Index. It is capitalization-weighted index and consisting of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 46% of the total market capitalization of the Russell 3000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Growth Index represents approximately 43% of the market capitalization of listed U.S. equities.


Russell 3000 Value Index


Number of Components: approximately 1,931
-----------------------------------------
Index Description. The Russell 3000 Value Index measures the value sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index. It is a capitalization-weighted index consisting of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth and represents approximately 54% of the total market capitalization of the Russell 3000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Value Index represents approximately 43% of the market capitalization of listed U.S. equities.


Russell 2000 Index


Number of Components: approximately 1,885
-----------------------------------------

Index Description. The Russell 2000 Index measures the small-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying index for the Russell 2000 Growth and Value index series. It is a capitalization-weighted index consisting of the 2000 smallest companies in the Russell 3000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Index represents approximately 11% of the market capitalization of listed U.S. equities.

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Russell 2000 Growth Index


Number of Components: approximately 1,221
------------------------------------------

Index Description. The Russell 2000 Growth Index measures the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a capitalization-weighted index consisting of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 44% of the total market capitalization of the Russell 2000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Growth Index represents approximately 3% of the market capitalization of listed U.S. equities.

Russell 2000 Value Index


Number of Components: approximately 1,246
-----------------------------------------

Index Description. The Russell 2000 Value Index measures the small-capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a capitalization-weighted index consisting of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth and represents approximately 56% of the total market capitalization of the Russell 2000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Value Index represents approximately 3% of the market capitalization of listed U.S. equities.

Russell 1000 Index


Number of Components: approximately 953
---------------------------------------

Index Description. The Russell 1000 Index measures the performance of the large-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying index for the Russell 1000 Growth and Value Indices, and the Russell Top 200 and MidCap series. It is a capitalization-weighted index consisting of the 1000 largest companies in the Russell 3000. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Index represents approximately 92% of the market capitalization of listed U.S. equities.



Russell 1000 Growth Index


Number of Components: approximately 537
---------------------------------------
Index Description. The Russell 1000 Growth Index measures the large-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a capitalization-weighted index consisting of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 47% of the total market capitalization of the Russell 1000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Growth Index represents approximately 40% of the market capitalization of listed U.S. equities.


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Russell 1000 Value Index


Number of Components: approximately 685
---------------------------------------
Index Description. The Russell 1000 Value Index measures the large-capitalization value sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a capitalization-weighted index consisting of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth and represents approximately 53% of the total market capitalization of the Russell 1000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Value Index represents approximately 40% of the market capitalization of listed U.S. equities.


Russell Midcap Index


Number of Components: approximately 758
---------------------------------------

Index Description. The Russell Midcap Index is a capitalization-weighted index consisting of approximately the 782 smallest companies in the Russell 1000 Index. As in all Russell indexes, component companies are adjusted for available float -- weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell MidCap Index represents approximately 19% of the market capitalization of listed U.S. equities and is a widely used benchmark of the U.S. mid cap equity market.

Russell Midcap Growth Index


Number of Components: approximately 409
---------------------------------------
Index Description. The Russell Midcap Growth Index is a capitalization-weighted index that measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing approximately 34% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth. As in all Russell indexes, component companies are adjusted for available float -- weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.





Russell Midcap Value Index


Number of Components: approximately 551
---------------------------------------
Index Description. The Russell Midcap Value Index is a capitalization-weighted index that measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing approximately 66% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth. As in all Russell indexes, component companies are adjusted for available float -- weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.





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The Cohen & Steers Realty Majors Index Generally

Component Selection Criteria. An investment committee determines the constituents of the Index. The universe of REITs is first screened for market capitalization and liquidity requirements. To be eligible for inclusion, a REIT must have a minimum market capitalization of $500 million and a minimum of 600,000 shares traded per month. The Index is composed only of core property types: office, industrial, apartments and retail. The investment committee determines the final 30 constituents based on a rigorous review process. Criteria for inclusion include: the quality of the portfolio of property, sector and geographic diversification, strong management, sound capital structure and a dominant position within a property sector.

Once the final list of constituent REITS has been determined, constituent REITs are ranked according to their respective market capitalization. Each constituent REIT that has an index weight greater than 8% will have its weight adjusted downwards until it equals 8%. The weight of the remaining constituent REITs will be increased proportionately until the aggregate of all weights equals 100%. As a result, constituents will be large and liquid without any one issue dominating the index.

Issue Changes. The Index will be rebalanced quarterly. The weighting for each constituent will be updated and adjustments will be made if any constituent has a weighting over 8%. The companies will be reviewed for size and liquidity. A REIT will be removed from the Index if its market capitalization has fallen below $400 million or if the monthly trading volume has fallen below 500,000 shares per month. In order to prevent excessive turnover, the size and liquidity requirements are not as stringent during rebalancings as they are for initial inclusion.

Between rebalancing dates, mergers or bankruptcy may result in a deletion or weighting increase. Weighting increases must be greater than 5% and will be adjusted downwards if it results in the REIT's weight becoming greater than 8%. In the case of a deletion, the investment committee will select a replacement company to ensure 30 constituents at all times.




Index Maintenance. Maintaining the Index includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spinoffs. The Index is a total return index and therefore reflects the reinvestment of dividends. The Index is calculated by the AMEX and distributed real time.


Index Availability. The Cohen & Steers Realty Majors Index is calculated and broadcast every 15 seconds over the Consolidated Tape Association's Network B under the ticker "RMP." This information is distributed by financial data vendors such as Bloomberg.


Cohen & Steers Realty Majors Index


Number of Components: 30
------------------------

Index Description. The Cohen & Steers Realty Majors Index consists of selected Real Estate Investment Trusts ("REITs"). The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. Within the REIT market, the Index is diversified across property sectors that represent the current market. The Index is modified capitalization-weighted with constituent companies having a maximum index weight of 8%.

The Nasdaq Biotechnology Index Generally

Component Selection Criteria. To be eligible for inclusion in the Index, a common type security must be traded on The Nasdaq Stock Market and meet the following criteria:

[x] the company must be primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human disease; [x] the security must be traded on the Nasdaq National Market;
[x] the security must have a market capitalization of at least $200 million;
[x] the security must have a price of at least $10;
[x] the security must have an average daily trading volume of at least 100,000 shares;

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[x] the security must have "seasoned" on the Nasdaq Stock Market or another recognized market for at least 6 months; in the case of spin-offs, the operating history of the spin-off will be considered;
[x] the security may not be issued by an issuer currently in bankruptcy proceedings; and
[x] a security may not be added to the index if it has entered into a definitive agreement or other arrangement which would result in the security no longer being listed on the Nasdaq Stock Market within the next six months.

Issue Changes. The index will be subject to reexamination on a quarterly basis. The weights of index components will be rebalanced if one or more of the following are not met: (1) the weight of the single largest company cannot exceed 24.0% and (2) the collective weight of those index securities whose individual current weights are in excess of 4.5%, when added together, must be less than or equal to 48.0%. If either one or both of these weight distribution requirements are not met upon quarterly review, a weight rebalancing will be performed in accordance with the following plan. First, relating to weight distribution requirement (1) above, if the current weight of the single largest Index Security exceeds 24.0%, then the weights of all Large Stocks will be scaled down proportionately towards 1.0% by enough for the adjusted weight of the single largest Index Security to be set to 20.0%. Second, relating to weight distribution requirement (2) above, for those Index Securities whose individual current weights or adjusted weights in accordance with the preceding step are in excess of 4.5%, if their "collective weight" exceeds 48.0%, then the weights of all Large Stocks will be scaled down proportionately towards 1.0% by just enough for the "collective weight," so adjusted, to be set to 40.0%.

Semi-annual Ranking Review. The Index Securities are evaluated semi-annually based on market data. Companies currently within the Index must meet the maintenance criteria of $100 million in marker capitalization, a $7.50 price and 50,000 shares average daily trading volume. Index securities not meeting the maintenance criteria are maintained in the Index provided that such security met the maintenance criteria in the previous ranking. Securities not meeting the maintenance criteria for two consecutive rankings are removed. Changes will occur after the close of trading on the third Friday in May and November using end of March and September price data and end of April and October publicly available total shares outstanding data.

Index Maintenance. Companies in the Index are monitored every day by Nasdaq, with respect to changes in total shares outstanding arising from secondary offerings, stock repurchases, conversions or other corporate actions. If the change in total shares outstanding arising from such corporate action is greater than or equal to 5.0%, such change is ordinarily made to the Index on the evening prior to the effective date of such corporate action or as soon as practical thereafter. Otherwise, if the change in total shares outstanding is less than 5%, then all such changes are accumulated and made effective at one time on a quarterly basis after the close of trading on the third Friday in each of March, June, September and December. In either case, the Index share weights for such Index Securities are adjusted by the same percentage amount by which the total shares outstanding have changed in such Index Securities. Ordinarily, whenever there is a change in Index share weights or a change in a component security included in the Index, Nasdaq adjusts the divisor to assure that there is no discontinuity in the value of the Index, which might otherwise be caused by any such change.

Index Availability. The Nasdaq Biotechnology Index is calculated continuously and widely disseminated to major data vendors.


Nasdaq Biotechnology Index


Number of Components: 76
------------------------

Index Description. The Nasdaq Biotechnology Index contains companies primarily engaged in biomedical research for the discovery or development of new treatments or cures for human disease. The Index is one of eight sub-indices of the Nasdaq Composite Index, which measures all common stocks listed on The Nasdaq Stock Market. The Index is modified market-value weighted, and is subject to rebalancing to ensure that the relative weightings of the index components meet requirements for a diversified portfolio. The market value, the last sale price multiplied by index share weights, is calculated throughout the trading day, and is related to the total value of the Index. On November 1, 1993, the Biotechnology Index began with a base of 200.00.

The Goldman Sachs Indices Generally
Component Selection Criteria. The starting universe for eligible constituents of the Goldman Sachs Sector Index are companies classified by the Goldman Sachs Investment research department as belonging to a Goldman Sachs Sector Index industry or sector. These decisions are based on the Goldman Sachs Investment Research Sector and Industry Classified System as supplemented by the Bloomberg Classification, Standard Industrial Classification and Russell Industry Classification. The stock of each constituent company must trade on either the NYSE, the AMEX or on the NASDAQ. Foreign companies with

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

common shares listed on such exchanges are also eligible for inclusion in a Goldman Sachs Sector Index. Certain ADRs that have been a traditional part of the portfolios of U.S. institutional investors are also eligible. Limited Partnerships, and closed-end funds are excluded. The total market capitalization of a stock eligible for inclusion must be equal or greater than the market capitalization limit as of the most recent rebalancing. Companies with float (i.e., holdings in excess of 10% by an individual, corporation or family trust) below 20% are not eligible. The annualized turnover of company shares on the relevant exchange(s) must be 30% or more to further ensure adequate liquidity.

The index is initially capitalization weighted, based on the following formula: number of outstanding shares of a constituent multiplied by its share price as of the index's inception or rebalancing date. Weights are then modified so that none exceeds a predetermined limit. If the combined weight of all the constituents with an index weight greater than 5% in a sector index exceeds 45%, the largest stocks in the sector will be capped using a sliding scale until the combined weight is less than 45%.

Issue Changes. The Goldman Sachs Sector Indices are rebalanced semiannually on the third Friday of June and December. The total market capitalization for stocks to be added to the index must be equal to or greater than the capitalization limit at inception of the index or as of the most recent semiannual rebalancing date. A company's total market capitalization shall be based on the number of its outstanding shares and its closing price on its primary exchange as of inception or the rebalancing date. The market capitalization limit for each index will be determined at index inception and will be periodically revised to reflect changes in market levels. Index constituents with capitalization below 50% of the limit as of a rebalancing date or that fail to meet certain float and share turnover requirements shall be removed after the close on the effective date of the rebalancing. Changes to a company's shares outstanding that are greater than 5% will be applied to the index when they are effective on a best-efforts basis. Changes that are less than 5% will be applied to the index at next regularly scheduled rebalancing.

Index Maintenance. Each index is adjusted to reflect company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructurings and spin-offs. For changes of 5% or more in a company's number of shares outstanding that result from a merger, acquisition or spin-off, the index is adjusted upon the close of the consummation of such transaction on a best-efforts basis. For share changes of 5% or more that result from the issuance or repurchase or common shares, the index is adjusted upon the confirmation of such issuance or repurchase on a best-efforts basis. If a constituent company spins off a company, the parent and the spin-off will each remain in the index as long as they each satisfy the component selection criteria described above, except with respect to the 30% turnover requirement. In the event that a constituent company files for bankruptcy, its stock will be removed from the index effective the close of that date.


Index Availability. The Goldman Sachs Indices are calculated continuously and are available from major data vendors.


Goldman Sachs Natural Resources Sector Index


Number of Components: approximately 104
---------------------------------------

Index Description. The Goldman Sachs Natural Resources Sector Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded natural resource-related stocks. The Index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. It is a modified capitalization-weighted index: the constituent stocks are weighted according to the total market value of their outstanding shares, except that no constituent is weighted in excess of a predetermined limit and the combined weight of the nine largest constituents cannot exceed 45% at rebalancing. In this way, the impact of a component's price change on the Index is generally proportional to the issue's total market value, but no one stock will dominate the index. The Index value is calculated by summing up the weight-adjusted market capitalizations for all constituent stocks and dividing that sum by a predetermined base value. The value of the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Goldman Sachs Technology Sector Index


Number of Components: approximately 229
---------------------------------------

Index Description. The Goldman Sachs Technology Sector Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded technology-related stocks. The Index includes companies that are: producers of sophisticated computer-related devices, electronics networking and Internet services; producers of computer and Internet software; consultants for information technology; and providers of computer services. It is a modified capitalization-weighted index. In a modified capitalization index, the weightings of large issuers is capped in order to reduce the impact of a small number of large

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capitalization stocks. The constituent stocks in this index are weighted according to the total market value of their outstanding shares, except that no constituent is weighted in excess of a predetermined limit and stocks with a weight greater than 5% in the index cannot exceed 45% of the index. In this way, the impact of a component's price change on the Index is generally proportional to the issue's total market value. The Index value is calculated by summing up the weight-adjusted market capitalizations for all constituent stocks and dividing that sum by a predetermined base value. The index was introduced in July 1998 with a base value of 100 as of April 30, 1998 and a capitalization weighting limit of 7.5% as of the most recent rebalancing date. The value of the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.





The Goldman Sachs Technology Industry Subsector Indices Generally


Component Selection Criteria. The starting universe for eligible constituents of the Goldman Sachs Subsector indices are companies classified by the Goldman Sachs Investment Research department as belonging to a Goldman Sachs Investment Research Sector Industry Classification System. These decisions are based on the Goldman Sachs Investment Research Sector and Industry Classified System as supplemented by the Bloomberg Classification, Standard Industrial Classification and Russell Industry Classification. The stock of each constituent company must trade on either the NYSE, the AMEX or on NASDAQ. Foreign companies with common shares listed on such exchanges are also eligible for inclusion in a Goldman Sachs Technology Indices. Limited Partnerships and closed-end funds are excluded. The total market capitalization of a stock eligible for inclusion must be equal or greater than the market capitalization limit as of the most recent rebalancing. Companies with float below 20% are not eligible. A company's float shall reflect all adjustments to a company's actual shares outstanding to account for holding in excess of 10% by an individual, corporation or family trust. The annualized turnover of company shares on the relevant exchange(s) must be 30% or more to further ensure adequate liquidity.

Each index is initially capitalization weighted, based on the following formula: number of outstanding shares of a constituent multiplied by its share price as of the index's inception or rebalancing date. Weights are then modified so that none exceeds a predetermined limit of 8.5%.

Issue Changes. The Goldman Sachs Technology Industry Sector Indices are rebalanced semiannually on the third Friday of June and December. The total market capitalization for stocks to be added to the index must be equal to or greater than the capitalization limit at inception of the index or as of the most recent semiannual rebalancing date. A company's total market capitalization shall be based on the number of its outstanding shares and its closing price on its primary exchange as of inception or the rebalancing date. The market capitalization limit for each index will be determined at index inception and will be periodically revised to reflect changes in market levels. Index constituents with capitalization below 50% of the limit, less than 10% float or less than 15% annualized share turnover as of a rebalancing date shall be removed after the close on the effective date of the rebalancing. Changes to a company's shares outstanding that are greater than 5% will be applied to the index when they are effective on a best-efforts basis. Changes that are less than 5% will be applied to the index at next regularly scheduled rebalancing.

Index Maintenance. Each index is adjusted to reflect company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructurings and spin-offs. For changes of 5% or more in a company's number of shares outstanding that result from a merger, acquisition or spin-off, the index is adjusted upon the close of the consummation of such transaction on a best-efforts basis. For share changes of 5% or more that result from the issuance or repurchase or common shares, the index is adjusted upon the confirmation of such issuance or repurchase on a best-efforts basis. If a constituent company spins off a company, the parent and the spin-off will each remain in the index as long as they each satisfy the component selection criteria described above, except with respect to the 30% turnover requirement. In the event that a constituent company files for bankruptcy, its stock will be removed from the index effective at the close of that date.

Index Availability. The Goldman Sachs Technology Industry Sector Indices are calculated continuously and are available from major data vendors.




________________________________________________________________________________
iShares Index Descriptions                                               page 29

Goldman Sachs Technology Industry Multimedia Networking Index


Number of Components: approximately 38
--------------------------------------

Index Description. The Goldman Sachs Technology Industry Multimedia Networking Index has been developed by Goldman Sachs as an equity benchmark for multimedia networking stocks. The Index includes companies that are: producers of telecom equipment, data networking and wireless equipment. The stocks are selected from a universe of technology stocks as categorized by the GSTI. The Goldman Sachs Technology Industry Multimedia Networking Index is designed to minimize turnover by; semi-annual rebalancing, open number of companies, high level for entry, low level for removal, and bias toward leaving a stock in unless there is a strong argument for removal. Additionally, to reflect mutual fund restrictions on stock weights, constituents are modified-cap weighted such that each stock is no more than 8.5% of the index at the time of rebalancing. The index was introduced in April 1996 with a base value of 100.

Goldman Sachs Technology Industry Semiconductor Index


Number of Components: approximately 49
--------------------------------------

Index Description. The Goldman Sachs Technology Industry Semiconductor Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded semiconductor stocks. The Index includes companies that are producers of capital equipment or manufacturers of wafer and chips.The stocks are selected from a universe of technology stocks as categorized by the GSTI. The Goldman Sachs Technology Industry Semiconductor Index is designed to minimize turnover by; semi-annual rebalancing, open number of companies, high level for entry, low level for removal, and bias toward leaving a stock in unless there is a strong argument for removal. Additionally, to reflect mutual fund restrictions on stock weights, constituents are modified-cap weighted such that each stock is no more than 8.5% of the index at the time of rebalancing. The index was introduced in April 1996 with a base value of 100.

Goldman Sachs Technology Industry Software Index


Number of Components: approximately 52
--------------------------------------

Index Description. The Goldman Sachs Technology Industry Software Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded software-related stocks. The Index includes companies that are: producers of client/server, enterprise software, Internet software, PC and entertainment software. The stocks are selected from a universe of technology stocks as categorized by the GSTI. The Goldman Sachs Technology Industry Software Index is designed to minimize turnover by; semi-annual rebalancing, open number of companies, high level for entry, low level for removal, and bias toward leaving a stock in unless there is a strong argument for removal. Additionally, to reflect index mutual fund restrictions on stock weights, constituents are modified-cap weighted such that each stock is no more than 8.5% of the index at the time of rebalancing. The index was introduced in April 1996 with a base value of 100.

The MSCI Index Generally

In General. The Indices were founded in 1969 by Capital International S.A. as the first international performance benchmarks constructed to facilitate accurate comparison of world markets. Morgan Stanley acquired rights to the Indices in 1986. In November 1998, Morgan Stanley transferred all rights to the MSCI Indices to Morgan Stanley Capital International Inc. ("MSCI"), a Delaware corporation of which MSDW is the majority owner. The MSCI Indices have covered the world's developed markets since 1969, and in 1988, MSCI commenced coverage of the emerging markets.




Although local stock exchanges have traditionally calculated their own indices, these are generally not comparable with one another, due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI applies the same criteria and calculation methodology across all markets for all indices, developed and emerging.

MSCI Indices are notable for the depth and breadth of their coverage. MSCI generally seeks to have 85% of the free float-adjusted market capitalization of a country's stock market reflected in the MSCI Index for such country. On May 19, 2001, MSCI published index constituents and their Inclusion Factors based on the enhanced methodology. They will begin calculating a

________________________________________________________________________________
page 30                                                                 i|Shares
provisional index series on May 31, 2001. In the first phase, effective as of the close of November 30, 2001, MSCI will implement approximately half of the change resulting from the free float adjustment for all existing index constituents and, simultaneously, include all the new constituents resulting from the increase in coverage to 85% at approximately half of their free float-adjusted market capitalization. The remaining adjustments to fully implement the enhanced methodology will take place in the second phase, effective as of the close of May 31, 2002. Given trends such as increased market concentration, the increase in coverage will provide greater diversification and representation of market opportunities. The MSCI Indices seek to balance the inclusiveness of an "all share" index against the replicability of a "blue chip" index.

Weighting. Effective November 30, 2001, all single-country MSCI Indices will be free-float weighted, i.e., companies will be included in the indices at the value of their free public float (free float, multipled by price). MSCI defines "free float" as total shares excluding shares held by strategic investors such as governments, corporations, controlling shareholders and management, and shares subject to foreign ownership restrictions.

MSCI calculates two indices in some countries in order to address the issue of restrictions on foreign ownership in such countries. The additional indices are called "free" indices, and they exclude companies and share classes not purchasable by foreigners. Free indices are currently calculated for regional and international indices which include such markets.

Regional Weights. Market capitalization weighting, combined with a consistent target of 85% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indices approximates its weight in the total universe of developing and emerging markets. Maintaining consistent policy among MSCI developed and emerging market indices is also critical to the calculation of certain combined developed and emerging market indices published by MSCI.

Selection Criteria

To construct relevant and accurate equity indices for the global institutional investor under the Enhanced Methodology, MSCI undertakes an index construction process, which involves: (i) Defining the equity universe, (ii) Adjusting the total market capitalization of all securities in the universe for free float available to foreign investors. (iii) Classifying the universe of securities under the Global Industry Classification Standard (GICS) and (iv) Selecting securities for inclusion according to MSCI's index construction rules and guidelines.

Defining the Universe. The index construction process starts at the country level, with the identification of the universe of investment opportunities. Currently, MSCI creates equity indices for 51 country markets globally. MSCI classifies each company and its securities in one and only one country. This allows securities to be sorted distinctly by their respective countries. In general, companies and their respective securities are classified as belonging to the country in which they are incorporated. All listed equity securities, or listed securities that exhibit characteristics of equity securities, except investment trusts, mutual funds and equity derivatives, are eligible for inclusion in the universe. Shares of non-domiciled companies generally are not eligible for inclusion in the universe. About 99% of the world's total equity market capitalization is included in the MSCI universe.




Adjusting the Total Market Capitalization of Securities in the Universe for Free Float. After identifying the universe of securities, MSCI calculates the free float-adjusted market capitalization of each security in that universe. The process of free float adjusting market capitalization involves (i) Defining and estimating the free float available to foreign investors for each security, using MSCI's definition of free float (ii) Assigning a free float-adjustment factor to each security and (iii) Calculating the free float-adjusted market capitalization of each security.

Classifying Securities Under the Global Industry Classification Standard (GICS). In addition to the free float-adjustment of market capitalization, all securities in the universe are assigned to the industry that best describes their business activities. To this end, MSCI has designed, in conjunction with Standard & Poor's, the Global Industry Classification Standard (GICS). This comprehensive classification scheme provides a universal approach to industries worldwide and forms the basis for achieving MSCI's objective of reflecting broad and fair industry representation in its indices.

Selecting Securities for Index Inclusion. In order to ensure a broad and fair representation in the indices of the diversity of business activities in the universe, MSCI follows a "bottom-up" approach to index construction, building indices from the industry group level up. The bottom-up approach to index construction requires a thorough analysis and understanding of the characteristics of the universe. This analysis drives the individual security selection decisions, which aim to reflect the overall features of the universe in the country index. MSCI targets an 85% free float-adjusted market representation level within each industry group, within each country. The security selection process within each industry group is based on the careful analysis of: (i) Each company's business activities and the diversification that its securities would bring to the index. (ii) The size (based on free float-adjusted market capitalization) and liquidity of securities. All else being equal, MSCI targets for inclusion the most

________________________________________________________________________________
iShares Index Descriptions                                               page 31
sizable and liquid securities in an industry group. In addition, securities that do not meet the minimum size guidelines discussed below and/or securities with inadequate liquidity are not considered for inclusion. (iii) The estimated free float for the company and its individual share classes. Only securities of companies with estimated free float greater than 15% are, in general, considered for inclusion.

Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) Strategic and other shareholdings not considered part of available free float. (ii) Limits on share ownership for foreigners.

Under MSCI's free float-adjustment methodology, a constituent's Inclusion Factor is equal to its estimated free flat rounded-up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. Securities of companies with an overall free float of less than 15% across all share classes are generally not eligible for inclusion. Exceptions to this general rule are made only in significant cases, where not including a security of a large company would compromise the index's ability to fully and fairly represent the characteristics of the underlying market.

Price and Exchange Rates.

Prices. Prices used to calculate the MSCI Indices are the official exchange closing prices. All prices are taken from the dominant exchange in each market. In countries where there are foreign ownership limits, MSCI uses the price quoted on the official exchange, regardless of whether the limit has been reached.

Exchange Rates. MSCI uses WM/Reuters Closing Spot Rates for all developed and emerging markets. The WM/Reuters Closing Spot Rates were established by a committee of investment managers and data providers, including MSCI, whose object was to standardize exchange rates used by the investment community. Exchange rates are taken daily at 4 p.m. London time by the WM Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of "snapshots" of the latest contributed quotations taken from the Reuters service at short intervals around 4 PM. WM/Reuters provides closing bid and offer rates. MSCI uses these to calculate the mid-point to 5 decimal places.




MSCI continues to monitor exchange rates independently and may, under exceptional circumstances, elect to use an alternative exchange rate if the WM/Reuters rate is believed not to be representative for a given currency on a particular day.


Changes to the Indices. Under the Enhanced Methodology, the MSCI Equity Indices are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets. In maintaining the indices, emphasis is also placed on their continuity and on minimizing turnover in the indices. MSCI classifies index maintenance in two broad categories: (i) Index rebalancing and (ii) Market driven changes and corporate events.


The index rebalancing process is designed to ensure that the indices continue to be an accurate reflection of an evolving marketplace. The evolution may be due, for example, to a change in the composition or structure of an industry or other developments, including regular updates in shareholder information used in the estimation of free float. During the examination of a country index at a quarterly index rebalancing, the free float-adjusted market capitalization and representation of each industry group in the index is measured against the underlying market. A complete or partial index rebalancing, which will result in additions and deletions, for a country may be necessary if one or more industry groups have become significantly over-or under-represented.

Index rebalancing for each MSCI Country Index generally takes place every 12 to 18 months. Individual country index rebalancing for MSCI Country Indices usually occurs on only four dates throughout the year: as of the close of the last business day of February, May, August and November. MSCI Index additions and deletions due to quarterly index rebalancings are announced at least two weeks in advance.

New Issues. In general, newly listed equity securities available to foreign investors would be considered for inclusion in the MSCI Indices, according to MSCI's Enhanced Methodology index rules and guidelines, at the time of the quarterly index rebalancing for the country. However, for new issues that are significant in size and meet all the MSCI inclusion criteria, an early inclusion, outside of the quarterly index rebalancing, may be considered.

________________________________________________________________________________
page 32                                                                i|Shares

MSCI may decide not to include a large new issue even in the normal process of restructuring, and in spite of its substantial size and liquidity.

Index Rebalancing Deletions. During an index rebalancing, securities may be deleted from a country index for a variety of reasons, including significant decreases in free float-adjusted market capitalization, significant deterioration in liquidity, changes in industry classification, decreases in free float, more restrictive Foreign Ownership Limits (FOLs), and availability of a better industry representative. In assessing deletions, it is important to emphasize that indices must represent the full-investment cycle, including bull as well as bear markets. Out-of-favor industries and their securities may exhibit declining prices, declining market capitalizations, and/or declining liquidity, and yet not be deleted because they continue to be good representatives of their industry group.


MSCI EAFE(R) Index
Number of Components: approximately 1021
----------------------------------------

Index Description. The MSCI EAFE(R) Index has been developed by MSCI and includes stocks from Europe, Australasia and the Far East. The MSCI EAFE Index is commonly used as a measure of international stock performance.




Calculation Methodology. The iShares MSCI EAFE Index Fund utilizes the MSCI EAFE Index calculated with net dividends reinvested. "Net dividends" means dividends after reduction for taxes withheld at source at the rate applicable to holders of the underlying stock that are resident in Luxembourg. With respect to the iShares MSCI EAFE Index Fund, such withholding rate currently differs from that applicable to United States residents. So-called "un-franked" dividends from Australian companies are withheld at a 30% rate to Luxembourg residents and a 15% rate to the iShares MSCI EAFE Index Fund (there is no difference in the treatment of "franked" dividends). Austrian companies impose a 25% dividend withholding on Luxembourg residents and an 15% rate on the iShares MSCI EAFE Index Fund. German companies impose a 26.5% dividend withholding on Luxembourg residents and a 10% rate on the iShares MSCI EAFE Index Fund.

The Index is calculated on a real-time basis and disseminated at regular intervals throughout the day.




Investment Limitations

The Board has adopted as fundamental policies each Fund's investment objectives and investment restrictions, numbered one through six below. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

No Fund will:

1. Concentrate its investments (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 30% of the value of its total assets (including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4. Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

________________________________________________________________________________
iShares Investment Limitations                                           page 33

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in disposing of portfolio securities.




In addition to the investment restrictions adopted as fundamental policies, set forth above, each Fund will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund's net assets to be invested in illiquid securities.

For purposes of the percentage limitation on each Fund's investments in illiquid securities, foreign equity securities, though not registered under the Securities Act of 1933, are not deemed illiquid with respect to each Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be "readily marketable" if they are traded on an exchange or another organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in each Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

[X] The frequency of trades and quotes for the security;

[X] The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

[X] Dealer undertakings to make a market in the security; and

[X] The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

Continuous Offering

The method by which Creation Unit Aggregations of iShares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of iShares are issued and sold by the Funds on an ongoing basis, at any point a "distribution", as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent iShares, and sells such iShares directly to customers, or if it chooses to couple the creation of a supply of new iShares with an active selling effort involving solicitation of secondary market demand for iShares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in iShares, whether or not participating in the distribution of iShares, are generally required to deliver a Prospectus. This is because the Prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a Prospectus-delivery obligation with respect to iShares are reminded that, under the Securities Act Rule 153, a Prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the Prospectus is available at the Listing Exchange upon request. The Prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

________________________________________________________________________________
page 34                                                                 i|Shares

Management

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Management.


Trustees and Officers. The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and oversees 77 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 100 portfolios within the fund complex.

                                                        Interested Trustees

          ------------------------------------------------------------------------------------------------------------------
                                      Position(s), Length  Principal Occupation(s) During
             Name, Age and Address        of Service                Past 5 Years            Other Directorships Held
          ------------------------------------------------------------------------------------------------------------------
          *Garrett F. Bouton (56)       Trustee (since      Managing Director and Chief    Chairman of the Board of
          Barclays Global Investors     January 1, 2002),   Executive Officer (since       Directors (since 1998) of
          45 Fremont Street             Chairman (since     1999) for Barclays Global      BGFA; Director (since
          San Francisco, CA 94105       February 28,        Investors, N.A. ("BGI")        1998) of BGI; Director of
                                        2002) and           Global Individual Investor     various Barclays
                                        President.          Business; Global H.R.          subsidiaries (since 1997).
                                                            Director (from
                                                            1996-1999) for BGI.

          *Nathan Most (88)             Trustee (since      Consultant to BGI              None.
          P.O. Box 193                  December 16, 1999)  (1998-present), American
          Burlingame, CA 94011                              Stock Exchange (1996-2000)
                                                            and the Hong Kong
                                                            Stock Exchange (1998
                                                            to present);
                                                            Consultant to the
                                                            Amsterdam Stock
                                                            Exchange
                                                            (1997-1998);
                                                            Consultant to the
                                                            Pacific Stock
                                                            Exchange
                                                            (1997-1998);
                                                            Formerly Senior Vice
                                                            President American
                                                            Stock Exchange (New
                                                            Product Development)
                                                            (1976-1996).
          ------------------------------------------------------------------------------------------------------------------

* Garrett F. Bouton and Nathan Most are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds' investment advisor and BGI, the parent company of BGFA.

                                                       Independent Trustees

          ------------------------------------------------------------------------------------------------------------------
                                       Position(s), Length   Principal Occupation(s) During
              Name, Age and Address        of Service             Past 5 Years                 Other Directorships Held
          ------------------------------------------------------------------------------------------------------------------
          John B. Carroll (65)          Trustee (since      Retired Vice President of         Trustee and member of the
          520 Main Street               January 1, 2002)    Investment Management             Executive Committee (since
          Ridgefield, CT 06877                              (1984-2000) of Verizon            1991) of The Common Fund
                                                            Corporation; Advisory Board       Institutional Funds, a
                                                            member of Ibbotson                non-profit organization;
                                                            Associates (1992-1998);           Member of the Board of
                                                            former Vice Chairman and          Managers of JP Morgan
                                                            Executive Committee Member        Private Equity Funds.
                                                            (1994-1998) of the Committee
                                                            on Investment of Employee
                                                            Benefit Assets of the
                                                            Financial Executive
                                                            Institute.

          Richard K. Lyons (41)         Trustee (since      Professor, University of          Board of Trustees:
          Haas School of Business,      February 15, 2000)  California, Berkeley: Haas        Matthews Asian Funds since
          UC Berkeley                                       School of Business (since         1995 (oversees 6
          Berkeley, CA 94720                                1993); Consultant for IMF         portfolios).
                                                            World Bank, Federal Reserve
                                                            Bank, and Citibank N.A.
                                                           (since 2000)

________________________________________________________________________________
iShares Management                                                       page 35

                                                  Independent Trustees (continued)

          -------------------------------------------------------------------------------------------------------------
                                           Position(s),        Principal Occupation(s)
             Name, Age and Address      Length of Service        During Past 5 Years        Other Directorships Held
          -------------------------------------------------------------------------------------------------------------
          George C. Parker (61)         Trustee (since      Dean Witter Distinguished      Board of Directors:
          Graduate School of Business   February 15, 2000)  Professor of Finance (since    Affinity Group (since
          (Room K301)                                       1994); Associate Dean for      1998); Bailard, Biehl and
          Stanford University                               Academic Affairs, Director     Kaiser, Inc. (since 1985);
          521 Memorial Way                                  of MBA Program, and            California Casualty Group
          Stanford, CA 94305                                Professor, Stanford            of Insurance Companies
                                                            University: Graduate School    (since 1978); Continental
                                                            of Business (1993-2001).       Airlines, Inc. (since
                                                                                           1996); Community First
                                                                                           Financial Group (since
                                                                                           1995); Dresdner/RCM
                                                                                           Mutual Funds (1994-2002);
                                                                                           Tyon Ranch Company (since
                                                                                           1999).

          W. Allen Reed (54)            Trustee (since      President and Chief            Director (since 1994) of
          General Motors Investment     January 1, 2002)    Executive Officer (since       General Motors Investment
          Management Corp.                                  1994) of General Motors        Management Corporation;
          767 Fifth Avenue                                  Investment Management          Director (1995-1998) of
          New York, NY 10153                                Corporation.                   Taubman Centers, Inc. (a
                                                                                           real estate investment
                                                                                           trust); Director (since
                                                                                           1992) of FLIR Systems (an
                                                                                           imaging technology
                                                                                           company); Director (since
                                                                                           1994) of General Motors
                                                                                           Acceptance Corporation;
                                                                                           Director (since 1994) of
                                                                                           GMAC Insurance Holdings,
                                                                                           Inc.; Director (since
                                                                                           1995) of Global Emerging
                                                                                           Markets Fund; Director
                                                                                           (since 2000) of Temple
                                                                                           Inland Industries;
                                                                                           Chairman (since 1995) of
                                                                                           the Investment Advisory
                                                                                           Committee of Howard
                                                                                           Hughes Medical Institute.

          -------------------------------------------------------------------------------------------------------------

                                                     Officers who are not Trustees

          -------------------------------------------------------------------------------------------------------------
                                                            Principal Occupation(s)
             Name, Age and Address        Position            During Past 5 Years        Directorships Held by Officers
          -------------------------------------------------------------------------------------------------------------
          Lee T. Kranefuss (39)         Vice President      Chief Executive Officer of     Board of Trustees for
          Barclays Global Investors                         the Individual Investor        Barclays Global Investors
          45 Fremont Street                                 Business of BGI; The Boston    Funds and Master
          San Francisco, CA 94105                           Consulting Group (until        Investment Portfolios
                                                            1997).                         (since 2001).

          Michael Latham (35)           Secretary,          Director of Mutual Fund        None.
          Barclays Global Investors     Treasurer and       Delivery in the U.S.
          45 Fremont Street             Principal           Individual Investor Business
          San Francisco, CA 94105       Financial Officer   of BGI (since 2000); Head of
                                                            Operations, BGI Europe
                                                            (1997-2000)

          Donna M. Rogers (35)          Assistant           Senior Director (formerly      None.
          Investors Bank & Trust Co.    Treasurer           Director), Mutual Fund
          200 Clarendon Street                              Administration at Investors
          Boston, MA 02116                                  Bank & Trust Company
                                                            ("IBT")(since 1994).

          Jeffrey J. Gaboury (33)       Assistant           Director (formerly Manager),   None.
          Investors Bank & Trust Co.    Treasurer           Mutual Fund Administration,
          200 Clarendon Street                              Reporting and Compliance,
          Boston, MA 02116                                  IBT (since 1996)

          Susan C. Mosher (47)          Assistant           Senior Director & Senior       None.
          Investors Bank & Trust Co.    Secretary           Counsel, Mutual Fund
          200 Clarendon Street                              Administration, IBT (since
          Boston, MA 02116                                  1995).

          Sandra I. Madden (35)         Assistant           Associate Counsel, Mutual      None.
          Investors Bank & Trust Co.    Secretary           Fund Administration, IBT
          200 Clarendon Street                              (since 1999); Associate,
          Boston, MA 02116                                  Scudder Kemper Investments,
                                                            Inc. (1996-1999).

________________________________________________________________________________
page 36                                                                i|Shares

The following table sets forth, as of December 31, 2001, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust.

------------------------------------------------------------------------------------------------------------------------------
                                                                                          Aggregate Dollar Range of Equity
                                                                                            Securities in All Registered
                                                                                          Investment Companies Overseen by
                                                                                           Trustee in Family of Investment
     Name of Trustee              Dollar Range of Equity Securities in the Funds                      Companies
------------------------------------------------------------------------------------------------------------------------------
Garrett F. Bouton          iShares S&P 500 Index Fund:  over $100,000                               over $100,000
                           iShares Dow Jones U.S. Technology Sector Index Fund:  over
                           $100,000
                           iShares Russell 2000 Value Index Fund:  over $100,000
                           iShares Russell 1000 Value Index Fund:  $50,001 - $100,000
------------------------------------------------------------------------------------------------------------------------------
Nathan Most                iShares MSCI EAFE Index Fund:  over $100,000                             over $100,000
------------------------------------------------------------------------------------------------------------------------------
John B. Carroll            N/A                                                                           N/A
------------------------------------------------------------------------------------------------------------------------------
Richard K. Lyons           iShares S&P 500 Index Fund:  $1 - $10,000                                $1 - $10,000
------------------------------------------------------------------------------------------------------------------------------
George G.C. Parker         iShares S&P 100 Index Fund:  $50,001 - $100,000                          over $100,000
                           iShares S&P Midcap 400/Barra Value Index Fund:  $10,001 -
                           $50,000
                           iShares S&P Global 100 Index Fund:  $10,001 - $50,000
                           iShares Dow Jones U.S. Technology Sector Index Fund:
                           $10,001 - $50,000
                           iShares Russell 1000 Value Index Fund:  over $100,000
                           iShares MSCI France Index Fund:  $10,001 - $50,000
                           iShares MSCI Mexico Index Fund: $10,001 - $50,000
                           iShares MSCI Singapore Index Fund: $10,001 - $50,000
                           iShares MSCI South Korea Index Fund:  $10,001 - $50,000
                           iShares MSCI United Kingdom Index Fund: $10,001 - $50,000
------------------------------------------------------------------------------------------------------------------------------
W. Allen Reed
------------------------------------------------------------------------------------------------------------------------------

The following table sets forth, as of December 31, 2001, for each independent Trustee and his immediate family members, ownership of securities in the Trust's investment adviser, principal underwriter, or any person, other than an investment company, directly or indirectly controlling, controlled by, or under common control with the Trust's investment adviser or principal underwriter.

----------------------------------------------------------------------------------------------------------------------------
                      Name of Owners and
                      Relationship to
  Name of Trustee        Trustee               Company                Title of Class    Value of Securities   Percent of Class
----------------------------------------------------------------------------------------------------------------------------
Garrett F. Bouton           Self          Barclays Global Investors      Options        None (not exercised)         N/A

----------------------------------------------------------------------------------------------------------------------------
Nathan Most                 N/A
----------------------------------------------------------------------------------------------------------------------------
John B. Carroll             N/A
----------------------------------------------------------------------------------------------------------------------------
Richard K. Lyons            N/A
----------------------------------------------------------------------------------------------------------------------------
George G.C. Parker          N/A
----------------------------------------------------------------------------------------------------------------------------
W. Allen Reed               N/A
----------------------------------------------------------------------------------------------------------------------------

Committees of the Trust. Each Independent Trustee of the Trust serves on the Audit and Nominating Committees of the Trust. The purposes of the Audit Committee are to assist the Board of Trustees (1) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (2) in its oversight of the Trust's/Company's financial statements and the independent audit thereof; (3) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); and (4) in evaluating the independence of the independent accountants. The Audit Committee of the Trust met twice during calendar year ended December 31, 2001.

The Nominating Committee nominates individuals for Independent Trustee membership on the Board of Trustees. The Nominating Committee evaluates candidates' qualifications for board membership, including their independence from the investment adviser and other principal service providers and the potential effects of any other relationship that might impair the independence of a candidate. In addition, the Nominating Committee periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board of Trustees. The Nominating Committee met once during the calendar year ended December 31, 2001.


________________________________________________________________________________
iShares Trustees and Officers                                            page 37

Remuneration of Trustees and Officers. The Trust pays each Trustee an annual fee of $50,000 plus a per meeting fee of $500 for meetings of the Board attended by the Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the compensation paid to each Trustee during the calendar year ended December 31, 2001:

                                                         Aggregate       Pension or
                                                         Estimated       Retirement                          Total Estimated
                                                        Compensation  Benefits Accrued   Estimated Annual     Compensation
                                                          from the    As Part of Trust     Benefits Upon      From the Fund
Name of Trustee                                            Trust         Expenses**        Retirement**     and Fund Complex*
---------------                                            -----         ----------        ------------     -----------------
Garrett F. Bouton*** ............................           $ 0        Not Applicable.    Not Applicable.          $ 0
John B. Carroll*** ..............................           $ 0        Not Applicable.    Not Applicable.       $ 50,000
Richard K. Lyons ................................         $52,500      Not Applicable.    Not Applicable.       $ 52,500
Nathan Most .....................................         $52,500      Not Applicable.    Not Applicable.       $172,000
George G.C. Parker ..............................         $52,500      Not Applicable.    Not Applicable.       $ 52,500
W. Allen Reed*** ................................           $ 0        Not Applicable.    Not Applicable.       $ 50,000

* Includes compensation as Director of iShares, Inc., an investment company with 22 investment portfolios also advised by BGFA.
** No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
*** Messrs. Bouton, Carroll and Reed did not serve as trustees of the Trust during the year ended December 31, 2001.

No Trustee or Officer is entitled to any pension or retirement benefits from the Trust. Directors and officers of the Trust collectively owned less than 1% of each of the Trust's outstanding shares as of July 1, 2002.

Control Persons and Principal Holders of Securities. Although the Company does not have information concerning the beneficial ownership of iShares held in the names of DTC Participants, as of July 12, 2002, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of an Index Fund were as follows:

                                                                                Percentage of
iShares Index Fund                                  Name                          Ownership
------------------                                  -----                         ---------

S&P 100                     Merrill Lynch Pierce Fenner & Smith Inc.                24.76%
                            Salomon Smith Barney Inc.                               14.48%
                            Deutsche Bank Securities, Inc.                           5.39%
                            State Street Bank & Trust Company                        5.07%

S&P 500                     Morgan Stanley & Co., Inc.                              36.37%
                            Charles Schwab & Co., Inc.                              11.63%
                            Credit Suisse First Boston                               8.83%

S&P 500/BARRA Growth        Charles Schwab & Co., Inc.                               18.55%
                            State Street Bank & Trust Company                        16.25%
                            Morgan Stanley & Co., Inc.                                9.44%
                            Merrill Lynch Pierce Fenner & Smith Inc.                  7.65%
                            Credit Suisse First Boston                                7.23%

S&P 500/BARRA Value         State Street Bank & Trust Company                        15.90%
                            Charles Schwab & Co., Inc.                               14.49%
                            Merrill Lynch Pierce Fenner & Smith Inc.                 11.17%
                            Morgan Stanley & Co., Inc.                                8.25%
                            Wells Fargo Bank, NA                                      5.94%

S&P MidCap 400              Charles Schwab & Co., Inc.                               18.38%
                            National Financial Services Corporation                   7.83%
                            Salomon Smith Barney Inc.                                 7.08%
                            Merrill Lynch Pierce Fenner & Smith Inc.                  7.01%
                            Morgan Stanley & Co., Inc.                                5.33%
                            State Street Bank & Trust Company                         5.21%
                            U.S. Bank National Association                            5.00%



________________________________________________________________________________
page 38                                                                i|Shares

                                                                                                  Percentage of
iShares Index Fund                                    Name                                          Ownership
------------------                                    -----                                         ---------
S&P MidCap 400/BARRA Growth            Merrill Lynch Pierce Fenner & Smith Inc.                       12.06%
                                       Credit Suisse First Boston                                      7.62%
                                       State Street Bank & Trust Company                               6.50%
                                       Charles Schwab & Co., Inc.                                      6.33%
                                       Speer, Leeds & Kellogg                                          6.20%
                                       Morgan Stanley & Co., Inc.                                      5.33%
                                       Salomon Smith Barney Inc.                                       5.08%

S&P MidCap 400/BARRA Value             Charles Schwab & Co., Inc.                                     12.92%
                                       Morgan Stanley & Co., Inc.                                      9.56%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                        6.46%
                                       Pershing/Division of Donaldson Lufkin & Jenrette                5.57%
                                       National Financial Services Corporation                         5.34%

S&P SmallCap 600                       Charles Schwab & Co., Inc.                                      8.97%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                        6.75%
                                       Salomon Smith Barney Inc.                                       6.39%

S&P SmallCap 600/BARRA Growth          Charles Schwab & Co., Inc.                                      9.78%
                                       Morgan Stanley & Co., Inc.                                      8.57%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                        8.01%
                                       Salomon Smith Barney Inc.                                       7.41%
                                       A.G. Edwards & Sons Inc.                                        7.11%
                                       Credit Suisse First Boston                                      6.41%
                                       National Financial Services Corporation                         5.45%

S&P SmallCap 600/BARRA Value           Charles Schwab & Co., Inc.                                     14.23%
                                       Morgan Stanley & Co., Inc.                                     11.82%
                                       National Financial Services Corporation                         7.67%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                        5.70%

S&P Global 100                         Merrill Lynch Pierce Fenner & Smith Inc.                       16.73%
                                       Charles Schwab & Co., Inc.                                      7.07%
                                       National Financial Services Corporation                         6.56%
                                       Salomon Smith Barney Inc.                                       5.33%
                                       RBC Dominion Securities Corp.                                   5.17%

S&P Global Energy Sector               Speer, Leeds & Kellogg                                         71.83%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                        6.04%

S&P Global Financials Sector           Speer, Leeds & Kellogg                                         41.73%
                                       CIBC World Markets Corp.                                       39.25%

S&P Global Healthcare Sector           LIT Clearing Services Inc.                                     18.94%
                                       Charles Schwab & Co., Inc.                                     12.64%
                                       Brown Bros. Harriman & Co.                                      9.81%
                                       U.S. Bank National Association                                  8.35%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                        7.32%
                                       National Financial Services Corporation                         5.26%

S&P Global Technology Sector           Speer, Leeds & Kellogg                                         67.09%
                                       Garban Corporates Inc.                                          6.74%
                                       Brown Bros. Harriman & Co.                                      6.38%


________________________________________________________________________________
iShares Creation and Redemption of Creation Unit Aggregations            page 39

                                                                                                  Percentage of
iShares Index Fund                                    Name                                          Ownership
------------------                                    ----                                        -------------

S&P Global Telecommunications Sector   Speer, Leeds & Kellogg                                         76.06%
                                       Brown Bros. Harriman & Co.                                      5.16%
                                       Salomon Smith Barney Inc.                                       5.05%

S&P Euro 350                           State Street Bank & Trust Company                              40.78%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                        6.75%
                                       Charles Schwab & Co., Inc.                                      5.28%

S&P TSE 60                             Salomon Smith Barney Inc.                                      62.71%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                       25.12%

S&P Latin America 40                   Speer, Leeds & Kellogg                                         28.90%
                                       JP Morgan Chase, Inc.                                          20.66%
                                       National Financial Services Corporation                         6.02%
                                       Charles Schwab & Co., Inc.                                      6.00%
                                       Morgan Stanley & Co., Inc.                                      5.97%
                                       Salomon Smith Barney Inc.                                       5.67%

S&P/TOPIX 150                          Merrill Lynch Pierce Fenner & Smith Inc.                       65.88%
                                       Goldman, Sachs & Co.                                           13.61%
                                       Charles Schwab & Co., Inc.                                      5.61%

Dow Jones U.S. Total Market            Charles Schwab & Co., Inc.                                     21.40%
                                       Morgan Stanley & Co. Inc.                                       9.88%
                                       National Financial Services Corporation                         9.69%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                        9.28%
                                       Raymond James & Associates, Inc.                                7.60%
                                       Pershing/Division of Donaldson Lufkin & Jenrette                7.27%
                                       Salomon Smith Barney Inc.                                       5.05%

Dow Jones U.S. Basic Materials         Morgan Stanley & Co. Inc.                                      20.82%
                                       Credit Suisse First Boston                                     15.75%
                                       Salomon Smith Barney Inc.                                      11.80%
                                       Charles Schwab & Co., Inc.                                      9.93%
                                       UBS Painewebber                                                 7.15%
                                       National Financial Services Corporation                         5.21%

Dow Jones U.S. Consumer Cyclical       Salomon Smith Barney Inc.                                      39.20%
                                       Morgan Stanley & Co. Inc.                                       8.07%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                        5.40%

Dow Jones U.S. Consumer Non-Cyclical   Morgan Stanley & Co., Inc.                                     41.60%
                                       Credit Suisse First Boston                                      7.32%
                                       Salomon Smith Barney Inc.                                       6.56%
                                       Charles Schwab & Co., Inc.                                      6.19%

Dow Jones U.S. Energy Sector           Morgan Stanley & Co., Inc.                                     17.59%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                       10.20%
                                       Charles Schwab & Co., Inc.                                      8.51%
                                       Salomon Smith Barney Inc.                                       7.54%
                                       Prudential Securities                                           6.77%

Dow Jones U.S. Financial Sector        Morgan Stanley & Co., Inc.                                     36.53%
                                       Salomon Smith Barney Inc.                                      10.32%
                                       Charles Schwab & Co., Inc.                                      8.91%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                        5.87%
                                       National Financial Services Corporation                         5.18%
                                       Prudential Securities                                           5.06%

Dow Jones U.S. Healthcare Sector       Charles Schwab & Co., Inc.                                     12.22%
                                       Morgan Stanley & Co., Inc.                                      8.57%
                                       National Financial Services Corporation                         6.02%
                                       Salomon Smith Barney Inc.                                       5.81%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                        5.23%

Dow Jones U.S. Industrial Sector       Brown Bros. Harriman & Co.                                     21.94%
                                       Credit Suisse First Boston                                     21.84%
                                       Morgan Stanley & Co., Inc.                                     14.39%
                                       Charles Schwab & Co., Inc.                                      9.08%
                                       Prudential Securities                                           5.61%

Dow Jones U.S. Technology Sector       Charles Schwab & Co., Inc.                                     12.13%
                                       Morgan Stanley & Co., Inc.                                      9.91%



________________________________________________________________________________
 page 40                                                                i|Shares

                                                                                             Percentage of
iShares Index Fund                                              Name                           Ownership
------------------                                              ----                           ---------
                                       Salomon Smith Barney Inc.                                  9.55%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                   8.30%
                                       Rush & Co.                                                 6.61%
                                       UBS Painewebber                                            5.43%

Dow Jones U.S. Telecommunications
   Sector                              Morgan Stanley & Co., Inc.                                28.85%
                                       Charles Schwab & Co., Inc.                                 9.01%
                                       Credit Suisse First Boston                                 8.70%
                                       Salomon Smith Barney Inc.                                  8.68%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                   5.97%

Dow Jones U.S. Utilities Sector        Speer, Leeds & Kellogg                                    14.06%
                                       Morgan Stanley & Co., Inc.                                 8.37%
                                       Charles Schwab & Co., Inc.                                 8.16%
                                       Brown Bros. Harriman & Co.                                 7.55%
                                       Salomon Smith Barney Inc.                                  7.52%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                   6.50%
                                       Lehman Brothers Inc.                                       6.05%
                                       Prudential Securities                                      6.03%

Dow Jones U.S. Chemicals               Charles Schwab & Co., Inc.                                16.99%
                                       Royal Trust Corp.                                         16.87%
                                       UBS Painewebber                                           15.81%
                                       Banc of America, NA                                        8.44%
                                       Morgan Stanley & Co., Inc.                                 8.26%
                                       Salomon Smith Barney Inc.                                  5.58%
                                       Prudential Securities                                      5.25%

Dow Jones U.S. Financial Services      Credit Suisse First Boston                                29.58%
                                       Morgan Stanley & Co., Inc.                                 8.17%
                                       Goldman, Sachs & Co.                                       7.40%
                                       Charles Schwab & Co., Inc.                                 7.20%
                                       National Investor Services Corporation                     6.74%
                                       National Financial Services Corporation                    6.31%
                                       Prudential Securities                                      5.78%

Dow Jones U.S. Internet                Charles Schwab & Co., Inc.                                17.90%
                                       Salomon Smith Barney Inc.                                 12.32%
                                       Speer, Leeds & Kellogg                                     7.48%
                                       National Financial Services Corporation                    6.15%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                   5.04%

Dow Jones U.S. Real Estate             Charles Schwab & Co., Inc.                                20.32%
                                       Morgan Stanley & Co., Inc.                                 8.30%
                                       Lehman Brothers Inc.                                       8.22%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                   6.16%
                                       Salomon Smith Barney Inc.                                  5.85%
                                       Prudential Securities                                      5.09%
                                       National Financial Services Corporation                    5.08%

Russell 3000                           State Street Bank & Trust Company                         30.40%
                                       Northern Trust Company                                    15.16%
                                       Salomon Smith Barney Inc.                                 13.68%
                                       Charles Schwab & Co., Inc.                                 7.32%
                                       Credit Suisse First Boston                                 5.29%

Russell 3000 Growth                    Northern Trust Company                                    34.34%
                                       Charles Schwab & Co., Inc.                                14.55%
                                       Salomon Smith Barney Inc.                                 10.33%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                   7.63%

Russell 3000 Value                     Merrill Lynch Pierce Fenner & Smith Inc.                  25.68%
                                       Speer, Leeds & Kellogg                                    15.22%
                                       Charles Schwab & Co., Inc.                                12.71%
                                       Salomon Smith Barney Inc.                                  8.43%
                                       National Financial Services Corporation                    5.30%

Russell 2000                           State Street Bank & Trust Company                         30.66%
                                       Charles Schwab & Co., Inc.                                 5.37%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                   5.35%

Russell 2000 Growth                    Merrill Lynch Pierce Fenner & Smith Inc.                  14.13%
                                       Salomon Smith Barney Inc.                                  8.08%
                                       State Street Bank & Trust Company                          7.11%

Russell 2000 Value                     Morgan Stanley & Co., Inc.                                11.90%
                                       Charles Schwab & Co., Inc.                                 9.56%
                                       Pershing/Division of Donaldson Lufkin & Jenrette           9.05%
                                       State Street Bank & Trust Company                          8.46%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                   5.67%
                                       Salomon Smith Barney Inc.                                  5.08%

Russell 1000                           Charles Schwab & Co., Inc.                                29.30%
                                       National Financial Services Corporation                   11.64%
                                       Pershing/Division of Donaldson Lufkin & Jenrette           9.64%
                                       Salomon Smith Barney Inc.                                  8.86%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                   5.61%



________________________________________________________________________________
iShares Control Persons and Principal Holders of Securities              page 41

                                                                                                  Percentage of
iShares Index Fund                                        Name                                      Ownership
------------------                                        ----                                      ---------
Russell 1000 Growth                    Charles Schwab & Co., Inc.                                     24.07%
                                       Credit Suisse First Boston                                     12.05%
                                       Salomon Smith Barney Inc.                                       9.49%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                        7.77%
                                       National Financial Services Corporation                         5.86%

Russell 1000 Value                     Morgan Stanley & Co., Inc.                                     15.51%
                                       Charles Schwab & Co., Inc.                                     14.29%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                        9.89%
                                       Credit Suisse First Boston                                      7.42%
                                       Pershing/Division of Donaldson Lufkin & Jenrette                5.66%
                                       Salomon Smith Barney Inc.                                       5.54%

Russell Midcap                         Morgan Stanley & Co., Inc.                                     28.76%
                                       Credit Suisse First Boston                                     21.89%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                       18.57%
                                       Speer, Leeds & Kellogg                                          7.21%

Russell Midcap Growth                  Northern Trust Company                                         20.64%
                                       The Bank of New York                                            8.60%

                                       Bankers Trust Company                                           7.75%
                                       Wells Fargo Bank, NA                                            7.55%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                        5.99%
                                       UBS Painewebber                                                 5.36%

Russell Midcap Value                   Credit Suisse First Boston                                     24.62%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                       18.23%
                                       The Bank of New York                                            8.16%
                                       Charles Schwab & Co., Inc.                                      5.48%

Cohen & Steers Realty Majors           Charles Schwab & Co., Inc.                                     16.08%
                                       Riggs National Bank                                            15.32%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                       12.57%
                                       Pershing/Division of Donaldson Lufkin & Jenrette               10.36%
                                       National Investor Services Corp.                                7.16%
                                       National Financial Services Corporation                         6.55%

Nasdaq Biotechnology                   Morgan Stanley & Co., Inc.                                     21.82%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                       16.01%
                                       Credit Suisse First Boston                                      9.53%
                                       Charles Schwab & Co., Inc.                                      6.33%
                                       Lehman Brothers Inc.                                            6.24%

Goldman Sachs Technology               Speer, Leeds & Kellogg                                         29.14%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                       11.14%
                                       Deutsche Bank Securities Inc.                                   9.51%
                                       Credit Suisse First Boston                                      6.50%
                                       UBS Painewebber                                                 6.30%
                                       Brown Bros. Harriman & Co.                                      5.14%

Goldman Sachs Networking               Credit Suisse First Boston                                     29.31%
                                       Speer, Leeds & Kellogg                                         26.10%
                                       Morgan Stanley & Co., Inc.                                     23.08%

Goldman Sachs Semiconductor            Credit Suisse First Boston                                     37.40%
                                       Brown Bros. Harriman & Co.                                      7.41%
                                       Goldman, Sachs & Co.                                            7.28%
                                       UBS Warburg LLC                                                 6.49%
                                       Speer, Leeds & Kellogg                                          6.46%
                                       Charles Schwab & Co., Inc.                                      6.17%

Goldman Sachs Natural Resources        Speer, Leeds & Kellogg                                         62.04%
                                       Credit Suisse First Boston                                     18.91%
                                       Charles Schwab & Co., Inc.                                      7.51%

MSCI EAFE                              Charles Schwab & Co., Inc.                                     26.48%
                                       UBS Painewebber                                                19.25%
                                       Salomon Smith Barney Inc.                                      10.92%
                                       Northern Trust Company                                          8.16%
                                       Merrill Lynch Pierce Fenner & Smith Inc.                        6.63%



Investment Advisor. BGFA serves as investment advisor to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment advisor under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.




The Investment Advisory Agreement between the Trust and BGFA was most recently approved by the Board of Trustees on May 21, 2002. In making the determination to approve the Investment Advisory Agreement, the Board considered the qualifications of BGFA to provide advisory services, an analysis of BGFA's profitability, and the reasonableness of the advisory fees paid to BGFA in relation to the services provided and the advisory fees paid by other comparable mutual funds. Based on these considerations, the Board concluded that the terms of the Investment Advisory Agreement are fair and reasonable with respect to the Trust, are in the best interests of the Trust's shareholders, and are similar to those which could have been obtained through arm's length negotiations.

________________________________________________________________________________
 page 42                                                                i|Shares

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA is paid a management fee equal to each Fund's allocable portion of the percentage listed below of such Fund's aggregate net assets. The following table sets forth the management fees paid by each Fund during its most recent full fiscal year as well as during the period from the Fund's inception date to its first fiscal year end.



                                                                                                                      Management
                                                                                                   Management       Fees Paid From
                                                                                                Fees Paid During   Inception through
                                                           Management    Inception  Fiscal Year  Most Recent Full       First
Name                                                           Fee         Date         End        Fiscal Year      Fiscal Year End
----                                                           ---         ----                   -----------      ---------------
iShares S&P 100 Index Fund                                    0.20%      10/23/00       3/31       $   330,327        $   129,813
iShares S&P 500 Index Fund                                    0.09%      05/15/00       3/31         2,901,467          1,383,992
iShares S&P 500/BARRA Growth Index Fund                       0.18%      05/22/00       3/31           543,734            161,066
iShares S&P 500/BARRA Value Index Fund                        0.18%      05/22/00       3/31           833,280            246,793
iShares S&P MidCap 400 Index Fund                             0.20%      05/22/00       3/31           724,902            350,529
iShares S&P MidCap 400/BARRA Growth Index Fund                0.25%      07/24/00       3/31           391,698            111,350
iShares S&P MidCap 400/BARRA Value Index Fund                 0.25%      07/24/00       3/31           560,048             72,013
iShares S&P SmallCap 600 Index Fund                           0.20%      05/22/00       3/31         1,055,506            166,136
iShares S&P SmallCap 600/BARRA Growth Index Fund              0.25%      07/24/00       3/31           198,704             38,901
iShares S&P SmallCap 600/BARRA Value Index Fund               0.25%      07/24/00       3/31           500,287             49,623
iShares S&P Global 100 Index Fund                             0.40%      12/05/00       3/31           256,616            138,080
iShares S&P Global Energy Sector Index Fund                   0.65%      11/12/01       3/31              N/A*             36,617
iShares S&P Global Financials Sector Index Fund               0.65%      11/12/01       3/31              N/A*             25,560
iShares S&P Global Healthcare Sector Index Fund               0.65%      11/13/01       3/31              N/A*             40,999
iShares S&P Global Technology Sector Index Fund               0.65%      11/12/01       3/31              N/A*             42,442
iShares S&P Global Telecommunications Sector Index Fund       0.65%      11/12/01       3/31              N/A*             35,943
iShares S&P Europe 350 Index Fund                             0.60%      07/25/00       3/31         1,176,579            272,425
iShares S&P/TSE 60 Index Fund                                 0.50%      06/12/00       3/31            33,633             34,330
iShares S&P Latin America 40 Index Fund                       0.50%      10/25/01       3/31              N/A*             15,268
iShares S&P/TOPIX 150 Index Fund                              0.50%      10/23/01       3/31              N/A*             68,755
iShares Dow Jones U.S. Total Market Index Fund                0.20%      06/12/00       4/30           175,899             63,502
iShares Dow Jones U.S. Basic Materials Sector Index Fund      0.60%      06/12/00       4/30           146,380             46,758
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund    0.60%      06/12/00       4/30           323,311             96,662
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index     0.60%      06/12/00       4/30           206,929             71,983
 Fund
iShares Dow Jones U.S. Energy Sector Index Fund               0.60%      06/12/00       4/30           421,146            188,649
iShares Dow Jones U.S. Financial Sector Index Fund            0.60%      05/22/00       4/30           489,233            443,765
iShares Dow Jones U.S. Healthcare Sector Index Fund           0.60%      06/12/00       4/30         1,099,711            251,455
iShares Dow Jones U.S. Industrial Sector Index Fund           0.60%      06/12/00       4/30           303,207            133,113
iShares Dow Jones U.S. Technology Sector Index Fund           0.60%      05/15/00       4/30           739,702            645,093
iShares Dow Jones U.S. Telecommunications Sector Index        0.60%      05/22/00       4/30           319,221            272,197
 Fund
iShares Dow Jones U.S. Utilities Sector Index Fund            0.60%      06/12/00       4/30           433,942            171,300
iShares Dow Jones U.S. Chemicals Index Fund                   0.60%      06/12/00       4/30            66,519             88,344
iShares Dow Jones U.S. Financial Services Composite Index     0.60%      06/12/00       4/30           285,099            236,783
 Fund
iShares Dow Jones U.S. Internet Index Fund                    0.60%      05/15/00       4/30           105,372            282,880
iShares Dow Jones U.S. Real Estate Index Fund                 0.60%      06/12/00       4/30           464,974            162,992
iShares Russell 3000 Index Fund                               0.20%      05/22/00       3/31         1,891,266            305,590
iShares Russell 3000 Growth Index Fund                        0.25%      07/24/00       3/31            75,137             31,897
iShares Russell 3000 Value Index Fund                         0.25%      07/24/00       3/31           120,817             39,060
iShares Russell 2000 Index Fund                               0.20%      05/22/00       3/31         3,173,356            584,950
iShares Russell 2000 Growth Index Fund                        0.25%      07/24/00       3/31           769,356            132,435
iShares Russell 2000 Value Index Fund                         0.25%      07/24/00       3/31         1,254,820            213,690
iShares Russell 1000 Index Fund                               0.15%      05/15/00       3/31           449,693            322,915
iShares Russell 1000 Growth Index Fund                        0.20%      05/22/00       3/31           808,826            142,570
iShares Russell 1000 Value Index Fund                         0.20%      05/22/00       3/31           926,158            171,705
iShares Russell Midcap Index Fund                             0.20%      07/17/01       3/31              N/A*             45,722
iShares Russell Midcap Growth Index Fund                      0.25%      07/17/01       3/31              N/A*             38,286
iShares Russell Midcap Value Index Fund                       0.25%      07/17/01       3/31              N/A*             43,121
iShares Cohen & Steers Realty Majors Index Fund               0.35%      01/29/01       4/30           160,198             30,688
iShares Nasdaq Biotechnology Index Fund                       0.50%      02/05/01       3/31           822,823             69,068
iShares Goldman Sachs Technology Index Fund                   0.50%      03/13/01       7/31              N/A*            181,622
iShares Goldman Sachs Networking Index Fund                   0.50%      07/10/01       7/31              N/A*              5,299
iShares Goldman Sachs Semiconductor Index Fund                0.50%      07/10/01       7/31              N/A*              7,268
iShares Goldman Sachs Software Index Fund                     0.50%      07/10/01       7/31              N/A*              5,900
iShares Goldman Sachs Natural Resources Index Fund            0.50%      10/22/01       7/31              N/A*              N/A**
iShares MSCI EAFE Index Fund                                  0.35%      08/14/01       7/31              N/A*              N/A**

     * As of June 30, 2002, this Fund had not completed a full fiscal year. ** As of June 30, 2002, this Fund had not reached its first fiscal year end.


________________________________________________________________________________
iShares Investment Advisor                                               page 43

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, Barclays Global Investors, N.A. ("BGI") and BGFA from controlling or underwriting the iShares, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment advisor, administrator, transfer agent or custodian to the Funds or from purchasing iShares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

The Trust and BGFA have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. The Codes permit personnel subject to the Codes to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes are on public file with, and are available from, the SEC.


Administrator, Custodian, Transfer Agent and Securities Lending Agent. Investors Bank & Trust Company ("Investors Bank") serves as Administrator, Custodian, Transfer Agent and Securities Lending Agent for the Funds. Its principal address is 200 Clarendon Street, Boston, MA 02111. Under the Administration Agreement with the Trust, Investors Bank provides necessary administrative and accounting services for the maintenance and operations of the Trust and each Fund. In addition, Investors Bank makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, Investors Bank maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. Investors Bank is required, upon the order of the Trust, to deliver securities held by Investors Bank and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, Investors Bank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, Investors Bank acts as a transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Under a Securities Lending Agency Agreement with the Trust, Investors Bank acts as the Trust's agent for the purpose of lending Trust securities to third parties. As compensation for the foregoing services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee. The following table sets forth the administration, transfer agency and custodian expenses of each Fund during its most recent full fiscal year, as well as during the period from the Fund's inception date to its first fiscal year end.


________________________________________________________________________________
page 44                                                                 i|Shares

                                                                                                       Custody,         Custody,
                                                                                                    Administration,  Administration,
                                                                                                   Transfer Agency  Transfer  Agency
                                                                                                       Expenses      Expenses Paid
                                                                                                   Paid During Most  From Inception
                                                                          Inception   Fiscal Year     Recent Full     through First
    Name                                                                     Date         End         Fiscal Year    Fiscal Year End
    ----                                                                     ----         ---         -----------    ---------------
    iShares S&P 100 Index Fund                                             10/23/00       3/31         $   75,094        $50,974
    iShares S&P 500 Index Fund                                             05/15/00       3/31          1,160,805      1,000,047
    iShares S&P 500/BARRA Growth Index Fund                                05/22/00       3/31            126,557         92,870
    iShares S&P 500/BARRA Value Index Fund                                 05/22/00       3/31            202,852        121,756
    iShares S&P MidCap 400 Index Fund                                      05/22/00       3/31            203,285        228,371
    iShares S&P MidCap 400/BARRA Growth Index Fund                         07/24/00       3/31             96,111         64,524
    iShares S&P MidCap 400/BARRA Value Index Fund                          07/24/00       3/31            125,954         60,615
    iShares S&P SmallCap 600 Index Fund                                    05/22/00       3/31            302,457        131,010
    iShares S&P SmallCap 600/BARRA Growth Index Fund                       07/24/00       3/31             89,145         61,452
    iShares S&P SmallCap 600/BARRA Value Index Fund                        07/24/00       3/31            148,287         63,982
    iShares S&P Global 100 Index Fund                                      12/05/00       3/31             55,639         25,880
    iShares S&P Global Energy Sector Index Fund                            11/12/01       3/31               N/A*         11,909
    iShares S&P Global Financials Sector Index Fund                        11/12/01       3/31               N/A*         11,220
    iShares S&P Global Healthcare Sector Index Fund                        11/13/01       3/31               N/A*         11,564
    iShares S&P Global Technology Sector Index Fund                        11/12/01       3/31               N/A*         12,238
    iShares S&P Global Telecommunications Sector Index Fund                11/12/01       3/31               N/A*         11,678
    iShares S&P Europe 350 Index Fund                                      07/25/00       3/31            183,420         81,685
    iShares S&P/TSE 60 Index Fund                                          06/12/00       3/31             46,979         52,255
    iShares S&P Latin America 40 Index Fund                                10/25/01       3/31               N/A*         18,058
    iShares S&P/TOPIX 150 Index Fund                                       10/23/01       3/31               N/A*         21,171
    iShares Dow Jones U.S. Total Market Index Fund                         06/12/00       4/30             70,383         67,411
    iShares Dow Jones U.S. Basic Materials Sector Index Fund               06/12/00       4/30             47,456         52,985
    iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund             06/12/00       4/30             52,799         57,101
    iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund         06/12/00       4/30             47,825         54,310
    iShares Dow Jones U.S. Energy Sector Index Fund                        06/12/00       4/30             50,407         52,436
    iShares Dow Jones U.S. Financial Sector Index Fund                     05/22/00       4/30             67,376        102,089
    iShares Dow Jones U.S. Healthcare Sector Index Fund                    06/12/00       4/30             78,456         53,904
    iShares Dow Jones U.S. Industrial Sector Index Fund                    06/12/00       4/30             49,443         56,112
    iShares Dow Jones U.S. Technology Sector Index Fund                    05/15/00       4/30             65,096        130,946
    iShares Dow Jones U.S. Telecommunications Sector Index Fund            05/22/00       4/30             45,829         59,761
    iShares Dow Jones U.S. Utilities Sector Index Fund                     06/12/00       4/30             62,455         60,151
    iShares Dow Jones U.S. Chemicals Index Fund                            06/12/00       4/30             37,655         51,919
    iShares Dow Jones U.S. Financial Services Composite Index Fund         06/12/00       4/30             54,092         62,890
    iShares Dow Jones U.S. Internet Index Fund                             05/15/00       4/30             40,738        100,028
    iShares Dow Jones U.S. Real Estate Index Fund                          06/12/00       4/30             62,948         58,648
    iShares Russell 3000 Index Fund                                        05/22/00       3/31            408,195        145,974
    iShares Russell 3000 Growth Index Fund                                 07/24/00       3/31             64,634         46,893
    iShares Russell 3000 Value Index Fund                                  07/24/00       3/31             72,307         51,566
    iShares Russell 2000 Index Fund                                        05/22/00       3/31            741,903        378,572
    iShares Russell 2000 Growth Index Fund                                 07/24/00       3/31            185,800         71,682
    iShares Russell 2000 Value Index Fund                                  07/24/00       3/31            294,412        107,927
    iShares Russell 1000 Index Fund                                        05/15/00       3/31            141,567        273,234
    iShares Russell 1000 Growth Index Fund                                 05/22/00       3/31            171,689         72,129
    iShares Russell 1000 Value Index Fund                                  05/22/00       3/31            204,785         90,761
    iShares Russell Midcap Index Fund                                      07/17/01       3/31               N/A*         47,875
    iShares Russell Midcap Growth Index Fund                               07/17/01       3/31               N/A*         39,625
    iShares Russell Midcap Value Index Fund                                07/17/01       3/31               N/A*         49,353
    iShares Cohen & Steers Realty Majors Index Fund                        01/29/01       4/30             48,210         14,433
    iShares Nasdaq Biotechnology Index Fund                                02/05/01       3/31             78,416         10,154
    iShares Goldman Sachs Technology Index Fund                            03/13/01       7/31               N/A*         23,303
    iShares Goldman Sachs Networking Index Fund                            07/10/01       7/31               N/A*          4,487
    iShares Goldman Sachs Semiconductor Index Fund                         07/10/01       7/31               N/A*          4,310
    iShares Goldman Sachs Software Index Fund                              07/10/01       7/31               N/A*          4,308
    iShares Goldman Sachs Natural Resources Index Fund                     10/22/01       7/31               N/A*          N/A**
    iShares MSCI EAFE Index Fund                                           08/14/01       7/31               N/A*          N/A**

   * As of June 30, 2002, this Fund had not completed a full fiscal year. ** As of June 30, 2002, this Fund had not reached its first fiscal year end.


________________________________________________________________________________
iShares Administrator, Custodian and Transfer Agent                      page 45

Distributor. SEI Investments Distribution Co. is the Distributor of iShares. Its principal address is 1 Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes iShares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. iShares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading Creation and Redemption of Creation Units Aggregations. iShares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least 60-days written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of iShares. Such Soliciting Dealers may also be Authorized Participants (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.


BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of iShares.


The following table sets forth fees paid by BGFA to the Distributor for certain services, not primarily intended to result in the sale of shares, provided to each Fund during its most recent full fiscal year, if applicable, as well as during the period from the Fund's inception date to its first fiscal year end.



                                                                                                                      Fees Paid from
                                                                                                                       Inception
                                                                                                    Fees Paid During     through
                                                                            Inception  Fiscal Year  Most Recent Full      First
      Name                                                                    Date         End        Fiscal Year    Fiscal Year End
      ----                                                                    ----         ---        -----------    ---------------
      iShares S&P 100 Index Fund                                            10/23/00       3/31          $  35,756      $  17,308
      iShares S&P 500 Index Fund                                            05/15/00       3/31            260,563        508,254
      iShares S&P 500/BARRA Growth Index Fund                               05/22/00       3/31             36,425         32,977
      iShares S&P 500/BARRA Value Index Fund                                05/22/00       3/31             49,290         39,215
      iShares S&P MidCap 400 Index Fund                                     05/22/00       3/31             39,586         66,343
      iShares S&P MidCap 400/BARRA Growth Index Fund                        07/24/00       3/31             34,827         12,676
      iShares S&P MidCap 400/BARRA Value Index Fund                         07/24/00       3/31             34,860          8,025
      iShares S&P SmallCap 600 Index Fund                                   05/22/00       3/31             48,720         27,035
      iShares S&P SmallCap 600/BARRA Growth Index Fund                      07/24/00       3/31             34,796          4,887
      iShares S&P SmallCap 600/BARRA Value Index Fund                       07/24/00       3/31             34,860          5,604
      iShares S&P Global 100 Index Fund                                     12/05/00       3/31             34,756          8,279
      iShares S&P Global Energy Sector Index Fund                           11/12/01       3/31               N/A*         14,746
      iShares S&P Global Financials Sector Index Fund                       11/12/01       3/31               N/A*         14,744
      iShares S&P Global Healthcare Sector Index Fund                       11/13/01       3/31               N/A*         14,746
      iShares S&P Global Technology Sector Index Fund                       11/12/01       3/31               N/A*         14,746
      iShares S&P Global Telecommunications Sector Index Fund               11/12/01       3/31               N/A*         14,745
      iShares S&P Europe 350 Index Fund                                     07/25/00       3/31             34,822         11,970
      iShares S&P/TSE 60 Index Fund                                         06/12/00       3/31             34,743          2,688
      iShares S&P Latin America 40 Index Fund                               10/25/01       3/31               N/A*         17,243
      iShares S&P/TOPIX 150 Index Fund                                      10/23/01       3/31               N/A*         17,251
      iShares Dow Jones U.S. Total Market Index Fund                        06/12/00       4/30             35,535          8,668
      iShares Dow Jones U.S. Basic Materials Sector Index Fund              06/12/00       4/30             35,507          2,755
      iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund            06/12/00       4/30             35,528          5,277
      iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund        06/12/00       4/30             35,512          4,124
      iShares Dow Jones U.S. Energy Sector Index Fund                       06/12/00       4/30             35,527         10,420
      iShares Dow Jones U.S. Financial Sector Index Fund                    05/22/00       4/30             35,535         30,774
      iShares Dow Jones U.S. Healthcare Sector Index Fund                   06/12/00       4/30             35,593         12,014
      iShares Dow Jones U.S. Industrial Sector Index Fund                   06/12/00       4/30             35,515          7,860
      iShares Dow Jones U.S. Technology Sector Index Fund                   05/15/00       4/30             35,555         46,053
      iShares Dow Jones U.S. Telecommunications Sector Index Fund           05/22/00       4/30             35,512         17,955
      iShares Dow Jones U.S. Utilities Sector Index Fund                    06/12/00       4/30             35,548          9,964
      iShares Dow Jones U.S. Chemicals Index Fund                           06/12/00       4/30             35,491          5,173
      iShares Dow Jones U.S. Financial Services Composite Index Fund        06/12/00       4/30             35,514         15,104


________________________________________________________________________________
 page 46                                                                i|Shares

                                                                                                          Distribution Fees
                                                                                        Distribution Fees    Paid From
                                                                                        Paid During Most  Inception through
                                                                Inception   Fiscal Year    Recent Full         First
      Name                                                         Date         End        Fiscal Year    Fiscal Year End
      ----                                                         ----         ---        -----------    ---------------
      iShares Dow Jones U.S. Internet Index Fund                 05/15/00       4/30             35,496         29,181
      iShares Dow Jones U.S. Real Estate Index Fund              06/12/00       4/30             35,532          8,440
      iShares Russell 3000 Index Fund                            05/22/00       3/31             77,923         41,362
      iShares Russell 3000 Growth Index Fund                     07/24/00       3/31             34,756          4,109
      iShares Russell 3000 Value Index Fund                      07/24/00       3/31             34,763          4,864
      iShares Russell 2000 Index Fund                            05/22/00       3/31            126,184         97,698
      iShares Russell 2000 Growth Index Fund                     07/24/00       3/31             37,175         14,491
      iShares Russell 2000 Value Index Fund                      07/24/00       3/31             50,843         21,992
      iShares Russell 1000 Index Fund                            05/15/00       3/31             36,425         99,243
      iShares Russell 1000 Growth Index Fund                     05/22/00       3/31             44,798         23,487
      iShares Russell 1000 Value Index Fund                      05/22/00       3/31             46,911         26,396
      iShares Russell Midcap Index Fund                          07/17/01       3/31               N/A*         24,751
      iShares Russell Midcap Growth Index Fund                   07/17/01       3/31               N/A*         24,751
      iShares Russell Midcap Value Index Fund                    07/17/01       3/31               N/A*         24,752
      iShares Cohen & Steers Realty Majors Index Fund            01/29/01       4/30             35,513          2,014
      iShares Nasdaq Biotechnology Index Fund                    02/05/01       3/31             34,826          3,218
      iShares Goldman Sachs Technology Index Fund                03/13/01       7/31               N/A*          3,431
      iShares Goldman Sachs Networking Index Fund                07/10/01       7/31               N/A*          2,500
      iShares Goldman Sachs Semiconductor Index Fund             07/10/01       7/31               N/A*          2,500
      iShares Goldman Sachs Software Index Fund                  07/10/01       7/31               N/A*          2,500
      iShares Goldman Sachs Natural Resources Index Fund         10/22/01       7/31               N/A*          N/A**
      iShares MSCI EAFE Index Fund                               08/14/01       7/31               N/A*          N/A**

     *  As of June 30, 2002, this Fund had not completed a full fiscal year.
     ** As of June 30, 2002, this Fund had not reached its first fiscal year end.

Index Providers. Each Fund will be based upon a particular index compiled by one of the following index providers: Standard & Poor's (a division of the McGraw-Hill Companies), Frank Russell Company, Dow Jones & Company, Inc., Cohen & Steers, NASDAQ, Goldman Sachs and MSCI. None of the index providers is affiliated with a Fund or with BGI or its affiliates. Each Fund is entitled to use the Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the relevant index provider. BGI has provided the sub-licenses without charge to any Fund.





Brokerage Transactions

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, BGFA relies upon its experience and knowledge regarding commissions generally charged by various brokers.

In seeking to implement the Trust's policies, BGFA effects transactions with those brokers and dealers that BGFA believes provide the most favorable prices and are capable of providing efficient executions. BGFA and its affiliates do not participate in soft dollar transactions.


The Trust may execute brokerage or other agency transactions through affiliates that are registered broker-dealers, for commissions, in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under these provisions, affiliates of BGFA are permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the affiliate and the Trust expressly permitting the affiliate of BGFA to receive and retain such compensation. These rules further require that the commissions paid by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid and will review these procedures periodically.



The following table sets forth the brokerage commissions paid by each Fund during its most recent full fiscal year as well as during the period from the Fund's inception date to its first fiscal year end.





________________________________________________________________________________
iShares Index Providers                                                  page 47

                                                                                                           Commissions
                                                                                           Commissions      Paid From
                                                                                        Paid During Most Inception through
                                                                 Inception  Fiscal Year    Recent Full        First
      Name                                                         Date         End        Fiscal Year   Fiscal Year End
      ----                                                         ----         ---        ------------  ---------------
      iShares S&P 100 Index Fund                                 10/23/00       3/31         $   21,328       $ 10,048
      iShares S&P 500 Index Fund                                 05/15/00       3/31            147,702        108,184
      iShares S&P 500/BARRA Growth Index Fund                    05/22/00       3/31             29,087         33,848
      iShares S&P 500/BARRA Value Index Fund                     05/22/00       3/31             58,281         21,238
      iShares S&P MidCap 400 Index Fund                          05/22/00       3/31             64,128        114,412
      iShares S&P MidCap 400/BARRA Growth Index Fund             07/24/00       3/31             62,671         53,624
      iShares S&P MidCap 400/BARRA Value Index Fund              07/24/00       3/31             50,428         17,281
      iShares S&P SmallCap 600 Index Fund                        05/22/00       3/31            126,854         68,518
      iShares S&P SmallCap 600/BARRA Growth Index Fund           07/24/00       3/31             39,345         35,000
      iShares S&P SmallCap 600/BARRA Value Index Fund            07/24/00       3/31             66,161         18,621
      iShares S&P Global 100 Index Fund                          12/05/00       3/31              3,319          6,271
      iShares S&P Global Energy Sector Index Fund                11/12/01       3/31               N/A*            570
      iShares S&P Global Financials Sector Index Fund            11/12/01       3/31               N/A*              5
      iShares S&P Global Healthcare Sector Index Fund            11/13/01       3/31               N/A*            139
      iShares S&P Global Technology Sector Index Fund            11/12/01       3/31               N/A*            550
      iShares S&P Global Telecommunications Sector Index Fund    11/12/01       3/31               N/A*            732
      iShares S&P Europe 350 Index Fund                          07/25/00       3/31             21,999         43,104
      iShares S&P/TSE 60 Index Fund                              06/12/00       3/31              3,705          7,016
      iShares S&P Latin America 40 Index Fund                    10/25/01       3/31               N/A*            735
      iShares S&P/TOPIX 150 Index Fund                           10/23/01       3/31               N/A*            170
      iShares Dow Jones U.S. Total Market Index Fund             06/12/00       4/30              9,435          3,952
      iShares Dow Jones U.S. Basic Materials Sector Index Fund   06/12/00       4/30              3,638          3,200
      iShares Dow Jones U.S. Consumer Cyclical Sector Index      06/12/00       4/30              3,963          7,899
      Fund
      iShares Dow Jones U.S. Consumer Non-Cyclical Sector        06/12/00       4/30              4,096          7,950
      Index Fund
      iShares Dow Jones U.S. Energy Sector Index Fund            06/12/00       4/30             16,680         11,042
      iShares Dow Jones U.S. Financial Sector Index Fund         05/22/00       4/30              5,467         13,493
      iShares Dow Jones U.S. Healthcare Sector Index Fund        06/12/00       4/30              4,611          3,101
      iShares Dow Jones U.S. Industrial Sector Index Fund        06/12/00       4/30             23,318         10,950
      iShares Dow Jones U.S. Technology Sector Index Fund        05/15/00       4/30             12,021         12,969
      iShares Dow Jones U.S. Telecommunications Sector Index     05/22/00       4/30             58,357         59,573
      Fund
      iShares Dow Jones U.S. Utilities Sector Index Fund         06/12/00       4/30             16,579          6,002
      iShares Dow Jones U.S. Chemicals Index Fund                06/12/00       4/30              4,849          6,009
      iShares Dow Jones U.S. Financial Services Index Fund       06/12/00       4/30              1,925          3,669
      iShares Dow Jones U.S. Internet Index Fund                 05/15/00       4/30             14,392         51,358
      iShares Dow Jones U.S. Real Estate Index Fund              06/12/00       4/30             19,967         18,648
      iShares Russell 3000 Index Fund                            05/22/00       3/31            101,505         10,762
      iShares Russell 3000 Growth Index Fund                     07/24/00       3/31              5,112            481
      iShares Russell 3000 Value Index Fund                      07/24/00       3/31             11,853          2,279
      iShares Russell 2000 Index Fund                            05/22/00       3/31            760,213        435,597
      iShares Russell 2000 Growth Index Fund                     07/24/00       3/31            164,482         23,347
      iShares Russell 2000 Value Index Fund                      07/24/00       3/31            340,383         41,057
      iShares Russell 1000 Index Fund                            05/15/00       3/31             31,665         25,814
      iShares Russell 1000 Growth Index Fund                     05/22/00       3/31             53,986          9,375
      iShares Russell 1000 Value Index Fund                      05/22/00       3/31             91,295         15,263
      iShares Russell Midcap Index Fund                          07/17/01       3/31               N/A*          4,555
      iShares Russell Midcap Growth Index Fund                   07/17/01       3/31               N/A*          2,100
      iShares Russell Midcap Value Index Fund                    07/17/01       3/31               N/A*          4,117
      iShares Cohen & Steers Realty Majors Index Fund            01/29/01       4/30             19,119          1,391
      iShares Nasdaq Biotechnology Index Fund                    02/05/01       3/31             29,880          9,616
      iShares Goldman Sachs Technology Index Fund                03/13/01       7/31               N/A*            249
      iShares Goldman Sachs Networking Index Fund                07/10/01       7/31               N/A*          4,244
      iShares Goldman Sachs Semiconductor Index Fund             07/10/01       7/31               N/A*              0
      iShares Goldman Sachs Software Index Fund                  07/10/01       7/31               N/A*              0
      iShares Goldman Sachs Natural Resources Index Fund         10/22/01       7/31               N/A*          N/A**
      iShares MSCI EAFE Index Fund                               08/14/01       7/31               N/A*          N/A**

     *  As of June 30, 2002, this Fund had not completed a full fiscal year.
     ** As of June 30, 2002, this Fund had not reached its first fiscal year end.

The total commissions paid by the Trust for the fiscal years ending on March 31, 2002 and April 30, 2002 was $2,517,472.


The Trust will not deal with affiliates in principal transactions unless permitted by the applicable rule or regulation or by exemptive order.

________________________________________________________________________________
 page 48                                                                i|Shares

BGFA assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by BGFA are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.


Additional Information Concerning the Trust

Shares. The Trust was established as a Delaware business trust on December 16, 1999. The Trust currently is comprised of over 50 Funds. Each Fund issues shares of beneficial interest, with no par value. The Board may designate additional Funds.


Each iShare issued by a Fund has a pro rata interest in the assets of the corresponding Fund. iShares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each iShare is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each iShare has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. iShares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All iShares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of iShares of a Fund and immediately prior to the commencement of trading in such Fund's iShares, a holder of iShares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, officers and Trustees of the Fund and beneficial owners of 10% of the iShares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the Exchange Act and the SEC's rules promulgated thereunder. Insiders should consult with their own legal counsel concerning their obligations under Section 16 of the Exchange Act.


Termination of the Trust or Fund. The Trust or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the iShares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of iShares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the iShares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.


Book-Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled Shareholder Information.

DTC Acts as Securities Depository for the iShares. iShares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

________________________________________________________________________________
iShares Additional Information Concerning the Trust                      page 49

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the National Association of Securities Dealers, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of iShares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in iShares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of iShares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the iShares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding iShares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all iShares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in iShares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of iShares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such iShares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to iShares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.




Creation and Redemption of Creation Unit Aggregations


Creation. The Trust issues and sells iShares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.


A "Business Day" with respect to each Fund is any day on which the AMEX is open for business. As of the date of the Prospectus, the AMEX observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" --each Creation Unit Aggregation constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's Underlying Index


________________________________________________________________________________
page 50                                                                 i|Shares

("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit", which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.


The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the iShares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.


BGFA, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 am, Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each such Fund.


Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the relevant Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the relevant Fund or resulting from certain corporate actions.




Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant". Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All iShares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.


All orders to create iShares must be placed for one or more Creation Unit Aggregations. Each Fund, except the iShares S&P 350 Europe Index Fund, iShares S&P/TSE 60 Index Fund, iShares S&P Global 100 Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund and iShares MSCI EAFE Index Fund, is hereinafter referred to as a "Domestic Fund" and each of the iShares S&P Europe 350 Index Fund, iShares S&P/TSE 60 Index Fund, the iShares S&P Global 100 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund, and iShares MSCI EAFE Index Fund is hereinafter referred to as a "Foreign Fund". Orders to create Creation Unit Aggregations of the Foreign Funds cannot be placed through the Clearing Process. All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the AMEX ("Closing Time") (ordinarily 4:15 pm, Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of iShares of each Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is



________________________________________________________________________________
iShares Creation and Redemption of Creation Unit Aggregations            page 51
placed is referred to as the "Transmittal Date". Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders for Domestic Funds Using Clearing Process, the Placement of Creation Orders for Domestic Funds Outside Clearing Process and the Placement of Creation Orders for Foreign Funds sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.


Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.





Those placing orders for Creation Unit Aggregations of Foreign Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the AMEX. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for Domestic Funds Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Clearing Process. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through Investors Bank to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for Domestic Funds Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement preapproved by BGFA and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 am, Eastern time, of the second Business Day immediately following the Transmittal Date. In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to Investors Bank through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by Investors Bank no later than 11:00 am, Eastern time, on the second Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not

________________________________________________________________________________
page 52                                                                 i|Shares
later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if Investors Bank does not receive both the required Deposit Securities and the Cash Component by 11:00 am on the second Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. This charge is subject to a limit not to exceed 10/100 of 1% (10 basis points) of the value of one Creation Unit at the time of creation.




Creation Unit Aggregations of Domestic Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the iShares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 125% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 pm, Eastern time, on such date and federal funds in the appropriate amount are deposited with Investors Bank by 11:00 am, Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 pm or federal funds in the appropriate amount are not received by 11:00 am the next Business Day, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 11:00 am, Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by Investors Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.


Placement of Creation Orders for Foreign Funds. Fund Deposits in connection with the Foreign Funds will not be made either through the Clearing Process or through DTC. Instead, to initiate an order for a Creation Unit Aggregation of a particular Fund, the Authorized Participant must give notice to the Distributor of its intent to submit such an order to purchase not later than 4:00 pm, Eastern time, on the relevant Business Day. The Distributor shall cause BGFA and Investors Bank to be informed of such advice. Investors Bank will then provide such information to the appropriate sub-custodian(s). For each Fund, Investors Bank shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Following the notice of intention, an irrevocable order to purchase Creation Unit Aggregations, in the form required by the Trust, must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the AMEX on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 pm, Eastern time, on the contractual settlement date.


The Authorized Participant must also make available no later than 2:00 pm, Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase Transaction Fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.




To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of Foreign Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible,

________________________________________________________________________________
iShares Placement of Creation Orders                                     page 53
which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 125% of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 pm, Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the iShares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the Listing Exchange for that date by Investors Bank, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, Investors Bank, the Distributor and BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC, Investors Bank or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, Investors Bank, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units of iShares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Purchasers of iShares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors are also responsible for payment of the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.




The following table sets forth the creation transaction fee for each of the Funds.


                                                                                Standard      Maximum
                                                                                Creation      Creation
                                                                               Transaction   Transaction
Name of Fund                                                                      Fee*          Fee*
------------                                                                      ----          ----
iShares S&P 100 Index Fund                                                      $   500       $ 2,000
iShares S&P 500 Index Fund                                                      $ 2,000       $ 8,000
iShares S&P 500/BARRA Growth Index Fund                                         $   500       $ 2,000
iShares S&P 500/BARRA Value Index Fund                                          $ 1,500       $ 6,000
iShares S&P MidCap 400 Index Fund                                               $ 1,500       $ 6,000
iShares S&P MidCap 400/BARRA Growth Index Fund                                  $   500       $ 2,000
iShares S&P MidCap 400/BARRA Value Index Fund                                   $ 1,250       $ 5,000
iShares S&P SmallCap 600 Index Fund                                             $ 2,500       $10,000
iShares S&P SmallCap 600/BARRA Growth Index Fund                                $   750       $ 3,000
iShares S&P SmallCap 600/BARRA Value Index Fund                                 $ 1,750       $ 7,000
iShares S&P Global 100 Index Fund                                               $ 2,000       $ 8,000
iShares S&P Global Energy Sector Index Fund                                     $   600       $ 2,400
iShares S&P Global Financial Sector Index Fund                                  $ 4,200       $16,800
iShares S&P Global Healthcare Sector Index Fund                                 $   700       $ 2,800
iShares S&P Global Technology Sector Index Fund                                 $ 1,400       $ 5,600
iShares S&P Global Telecommunications Sector Index Fund                         $   900       $ 3,600
iShares S&P Europe 350 Index Fund                                               $12,000       $48,000


________________________________________________________________________________
page 54                                                                i|Shares

                                                                                                     Standard      Maximum
                                                                                                     Creation      Creation
                                                                                                    Transaction  Transaction
Name of Fund                                                                                           Fee*          Fee*
------------                                                                                           ----          ----
iShares S&P/TSE 60 Index Fund                                                                         $ 1,250      $  5,000
iShares S&P Latin America 40 Index Fund                                                               $   450      $  1,800
iShares S&P/TOPIX 150 Index Fund                                                                      $ 3,000      $ 12,000
iShares Dow Jones U.S. Total Market Index Fund                                                        $ 8,000      $ 32,000
iShares Dow Jones U.S. Basic Materials Sector Index Fund                                              $   500      $  2,000
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund                                            $ 1,500      $  6,000
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund                                        $   500      $  2,000
iShares Dow Jones U.S. Energy Sector Index Fund                                                       $   500      $  2,000
iShares Dow Jones U.S. Financial Sector Index Fund                                                    $ 1,500      $  6,000
iShares Dow Jones U.S. Healthcare Sector Index Fund                                                   $   750      $  3,000
iShares Dow Jones U.S. Industrial Sector Index Fund                                                   $ 1,500      $  6,000
iShares Dow Jones U.S. Technology Sector Index Fund                                                   $ 1,250      $  5,000
iShares Dow Jones U.S. Telecommunications Sector Index Fund                                           $   250      $  1,000
iShares Dow Jones U.S. Utilities Sector Index Fund                                                    $   500      $  2,000
iShares Dow Jones U.S. Chemicals Index Fund                                                           $   250      $  1,000
iShares Dow Jones U.S. Financial Services Index Fund                                                  $ 1,000      $  4,000
iShares Dow Jones U.S. Internet Index Fund                                                            $   250      $  1,000
iShares Dow Jones U.S. Real Estate Index Fund                                                         $   500      $  2,000
iShares Russell 3000 Index Fund                                                                       $ 5,000      $ 20,000
iShares Russell 3000 Growth Index Fund                                                                $ 7,000      $ 28,000
iShares Russell 3000 Value Index Fund                                                                 $ 8,000      $ 32,000
iShares Russell 2000 Index Fund                                                                       $ 7,500      $ 30,000
iShares Russell 2000 Growth Index Fund                                                                $ 5,000      $ 20,000
iShares Russell 2000 Value Index Fund                                                                 $ 5,000      $ 20,000
iShares Russell 1000 Index Fund                                                                       $ 4,000      $ 16,000
iShares Russell 1000 Growth Index Fund                                                                $ 2,000      $  8,000
iShares Russell 1000 Value Index Fund                                                                 $ 3,000      $ 12,000
iShares Russell Midcap Index Fund                                                                     $ 3,150      $ 12,600
iShares Russell Midcap Growth Index Fund                                                              $ 1,600      $  6,400
iShares Russell Midcap Value Index Fund                                                               $ 2,300      $  9,200
iShares Cohen & Steers Realty Majors Index Fund                                                       $   250      $  1,000
iShares Nasdaq Biotechnology Index Fund                                                               $   350      $  1,400
iShares Goldman Sachs Technology Index Fund                                                           $   900      $  3,600
iShares Goldman Sachs Networking Index Fund                                                           $   200      $    800
iShares Goldman Sachs Semiconductor Index Fund                                                        $   250      $  1,000
iShares Goldman Sachs Software Index Fund                                                             $   250      $  1,000
iShares Goldman Sachs Natural Resources Index Fund                                                    $   500      $  2,000
iShares MSCI EAFE Index Fund                                                                          $22,000      $ 88,000


  * If a Creation Unit is purchased outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

Redemption of iShares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through Investors Bank and only on a Business Day. A Fund will not redeem iShares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough iShares in the secondary market to constitute a Creation Unit Aggregation in order to have such iShares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BGFA, (i) through the NSCC for Domestic Funds, and
(ii) through the Distributor, makes available immediately prior to the opening of business on the AMEX (currently 9:30 am, Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the iShares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee

________________________________________________________________________________
iShares Redemption of iShares                                            page 55
as listed below. In the event that the Fund Securities have a value greater then the NAV of the iShares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.


The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the AMEX is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the AMEX is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the iShares of a Fund or determination of such Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.


Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.




________________________________________________________________________________
page 56                                                                 i|Shares

The following table sets forth the redemption transaction fee for each of the Funds.


                                                                                                          Standard      Maximum
                                                                                                         Redemption    Redemption
                                                                                                        Transaction    Transaction
Name of Fund                                                                                               Fee*            Fee*
------------                                                                                               ----            ----
iShares S&P 100 Index Fund                                                                                $   500        $  2,000
iShares S&P 500 Index Fund                                                                                $ 2,000        $  8,000
iShares S&P 500/BARRA Growth Index Fund                                                                   $   500        $  2,000
iShares S&P 500/BARRA Value Index Fund                                                                    $ 1,500        $  6,000
iShares S&P MidCap 400 Index Fund                                                                         $ 1,500        $  6,000
iShares S&P MidCap 400/BARRA Growth Index Fund                                                            $   500        $  2,000
iShares S&P MidCap 400/BARRA Value Index Fund                                                             $ 1,250        $  5,000
iShares S&P SmallCap 600 Index Fund                                                                       $ 2,500        $ 10,000
iShares S&P SmallCap 600/BARRA Growth Index Fund                                                          $   750        $  3,000
iShares S&P SmallCap 600/BARRA Value Index Fund                                                           $ 1,750        $  7,000
iShares S&P Global 100 Index Fund                                                                         $ 2,000        $  8,000
iShares S&P Global Energy Sector Index Fund                                                               $   600        $  2,400
iShares S&P Global Financials Sector Index Fund                                                           $ 4,200        $ 16,800
iShares S&P Global Healthcare Sector Index Fund                                                           $   700        $  2,800
iShares S&P Global Technology Sector Index Fund                                                           $ 1,400        $  5,600
iShares S&P Global Telecommunications Sector Index Fund                                                   $   900        $  3,600
iShares S&P Europe 350 Index Fund                                                                         $12,000        $ 48,000
iShares S&P/TSE 60 Index Fund                                                                             $ 1,250        $  5,000
iShares S&P Latin America 40 Index Fund                                                                   $   450        $  1,800
iShares S&P/Topix 150 Index Fund                                                                          $ 3,000        $ 12,000
iShares Dow Jones U.S. Total Market Index Fund                                                            $ 8,000        $ 32,000
iShares Dow Jones U.S. Basic Materials Sector Index Fund                                                  $   500        $  2,000
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund                                                $ 1,500        $  6,000
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund                                            $   500        $  2,000
iShares Dow Jones U.S. Energy Sector Index Fund                                                           $   500        $  2,000
iShares Dow Jones U.S. Financial Sector Index Fund                                                        $ 1,500        $  6,000
iShares Dow Jones U.S. Healthcare Sector Index Fund                                                       $   750        $  3,000
iShares Dow Jones U.S. Industrial Sector Index Fund                                                       $ 1,500        $  6,000
iShares Dow Jones U.S. Technology Sector Index Fund                                                       $ 1,250        $  5,000
iShares Dow Jones U.S. Telecommunications Sector Index Fund                                               $   250        $  1,000
iShares Dow Jones U.S. Utilities Sector Index Fund                                                        $   500        $  2,000
iShares Dow Jones U.S. Chemicals Index Fund                                                               $   250        $  1,000
iShares Dow Jones U.S. Financial Services Index Fund                                                      $ 1,000        $  4,000
iShares Dow Jones U.S. Internet Index Fund                                                                $   250        $  1,000
iShares Dow Jones U.S. Real Estate Index Fund                                                             $   500        $  2,000
iShares Russell 3000 Index Fund                                                                           $ 5,000        $ 20,000
iShares Russell 3000 Growth Index Fund                                                                    $ 7,000        $ 28,000
iShares Russell 3000 Value Index Fund                                                                     $ 8,000        $ 32,000
iShares Russell 2000 Index Fund                                                                           $ 7,500        $ 30,000
iShares Russell 2000 Growth Index Fund                                                                    $ 5,000        $ 20,000
iShares Russell 2000 Value Index Fund                                                                     $ 5,000        $ 20,000
iShares Russell 1000 Index Fund                                                                           $ 4,000        $ 16,000
iShares Russell 1000 Growth Index Fund                                                                    $ 2,000        $  8,000
iShares Russell 1000 Value Index Fund                                                                     $ 3,000        $ 12,000
iShares Russell Midcap Index Fund                                                                         $ 3,150        $ 12,600
iShares Russell Midcap Growth Index Fund                                                                  $ 1,600        $  6,400
iShares Russell Midcap Value Index Fund                                                                   $ 2,300        $  9,200
iShares Cohen & Steers Realty Majors Index Fund                                                           $   250        $  1,000
iShares Nasdaq Biotechnology Index Fund                                                                   $   350        $  1,400
iShares Goldman Sachs Technology Index Fund                                                               $   900        $  3,600
iShares Goldman Sachs Networking Index Fund                                                               $   200        $    800
iShares Goldman Sachs Semiconductor Index Fund                                                            $   250        $  1,000
iShares Goldman Sachs Software Index Fund                                                                 $   250        $  1,000
iShares Goldman Sachs Natural Resources Index Fund                                                        $   500        $  2,000
iShares MSCI EAFE Index Fund                                                                              $22,000        $ 88,000


  * If a Creation Unit is redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

________________________________________________________________________________
iShares Redemption of iShares                                            page 57

Placement of Redemption Orders for Domestic Funds Using Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by Investors Bank not later than 4:00 pm, Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 pm, Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for Domestic Funds Outside Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of iShares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by Investors Bank not later than 4:00 pm, Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than 11:00 am, Eastern time, on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time"); and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders for Foreign Funds. Orders to redeem Creation Unit Aggregations of Foreign Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of Foreign Funds is deemed received by the Trust on the Transmittal Date if (i) such order is received by Investors Bank not later than 4:00 pm, Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than the DTC Cut-Off-Time; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for Foreign Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Foreign Funds.

In connection with taking delivery of shares of Fund Securities upon redemption of iShares of Foreign Funds, a redeeming Beneficial Owner or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.





To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Distributor, on behalf of the Fund, at or prior to the closing time of the regular trading session on the AMEX on the date such redemption request is submitted, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing iShares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 125% of the value of the missing iShares. The current procedures for collateralization of missing iShares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by Investors Bank and marked to market daily, and that the fees of Investors Bank and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing iShares or acquire the Deposit Securities


________________________________________________________________________________
page 58                                                                 i|Shares
and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Investors Bank according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to Investors Bank by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of iShares of the relevant Fund are delivered to Investors Bank prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by Investors Bank on such Transmittal Date. If, however, a redemption order is submitted to Investors Bank by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of iShares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the iShares of the relevant Fund are delivered through DTC to Investors Bank by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such iShares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its iShares based on the NAV of iShares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of iShares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the iShares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.


Because the Portfolio Securities of a Foreign Fund may trade on the relevant exchange(s) on days that the AMEX is closed or are otherwise not Business Days for such Foreign Fund, stockholders may not be able to redeem their shares of such Foreign Fund, or to purchase and sell iShares of such Foreign Fund on the NYSE or the CBOE, on days when the NAV of such Foreign Fund could be significantly affected by events in the relevant foreign markets.





Foreign Market Hours

Argentina
Primary Exchange Trading Hours - Monday through Friday, 10:00 am to 5:00 pm Screened based system (SINAC) Open Outcry - 1:00 pm to 5:00 pm

Australia
Primary Exchange Trading Hours - Monday through Friday, 10:00 am to 4:00 pm Closing Single Price Auction - 4:00 pm to 4:05 pm Late trading daily - 4:05 pm to 7:00 pm

Austria
Primary Exchange Trading Hours - Monday through Friday, 9:16 am to 3:00 pm Electronic Quote Delivery Service (EQOS)/9:30 am to 3:00 pm (Other trading)

Belgium
Primary Exchange Trading Hours - Monday through Friday, 10:00 am to 4:45 pm

________________________________________________________________________________
iShares Foreign Market Hours                                             page 59

Brazil
Primary Exchange Trading Hours - Monday through Friday, 11:30 am to 1:00 pm; 2:30 pm to 6:00 pm

Canada
Primary Exchange Trading Hours - Monday through Friday, 9:30 am to 4:00 pm

Chile
Primary Exchange Trading Hours - Monday through Friday, 9:30 am to 5:30 pm

Denmark
Primary Exchange Trading Hours - Monday through Friday, 9:00 am to 5:00 pm

Finland
Primary Exchange Trading Hours - Monday through Friday 10:30 am to 5:30 pm - Continuous trading (Preceded by a 10 min pre-matching period)

France
Primary Exchange Trading Hours - Monday through Friday, 8:30 am to 10:00 am (Pre-market) 10:00 am to 5:05 pm

Germany
Primary Exchange Trading Hours - Monday through Friday, 8:30 am to 5:00 pm

Greece
Primary Exchange Trading Hours - Monday through Friday, 10:45 am to 1:30 pm/(pre-trading 10:15 am to 10:45 am)

Hong Kong
Primary Exchange Trading Hours - Monday through Friday, 10:00 am to 12:30 pm/2:30 pm to 4:00 pm




Indonesia
Primary Exchange Trading Hours - Monday through Thursday, 9:30 am to 12:00 pm/
 1:30 pm to 4:00 pm Friday 9:30 am to 11:30 am/2:00 pm to 4:00 pm

Ireland
Primary Exchange Trading Hours - Monday through Friday, 8:30 am to 5:30 pm

Italy
Primary Exchange Trading Hours - Monday through Friday, 8:00 am to 9:30 am (Pre-open)/ 9:30-5:45 (Trading)

Japan
Primary Exchange Trading Hours - Monday through Friday, 9:30 am to 11:00am/ 12:30 pm to 3:00 pm (Osaka has a 10min pre & post session)

Malaysia
Primary Exchange Trading Hours - Monday through Friday, 9:00 am to 12:30 pm/2:30 pm to 5:00 pm

Mexico
Primary Exchange Trading Hours - Monday through Friday, 8:30 am to 3:00 pm

Netherlands
Primary Exchange Trading Hours - Monday through Friday, 9:30 am to 4:30 pm

New Zealand
Primary Exchange Trading Hours - Monday through Friday, 8:30 am to 9:30 am (pre-market) 9:30 am to 3:30 pm

________________________________________________________________________________
page 60                                                                 i|Shares

Norway
Primary Exchange Trading Hours - Monday through Friday, 10:00 am to 4:00 pm (with 1/2 hour, pre-market matching session)

Philippines
Primary Exchange Trading Hours - Monday through Friday, 9:30 am to 12:00 pm There is a 10 minute extension at the close.

Portugal
Primary Exchange Trading Hours - Monday through Friday, 8:30 am to 4:30 pm

Singapore
Primary Exchange Trading Hours - Monday through Friday, 9:00 am to 12:30 pm/2:00 pm to 5:00 pm

South Africa
Primary Exchange Trading Hours - Monday through Friday, 9:30 am to 1:00 pm/ 2:00 pm to 4:30 pm

South Korea
Primary Exchange Trading Hours - Monday through Friday, 9:30 am to 12:00 pm/1:00 pm to 3:00 pm After-hours session 3:10 pm to 3:40 pm

Spain
Primary Exchange Trading Hours - Monday through Friday, 9:00 am to 10:00 am (Pre-opening) 10:00 am to 5:00 pm (Trading)

Sweden
Primary Exchange Trading Hours - Monday through Friday, 10:00 am to 5:00 pm




Switzerland
Primary Exchange Trading Hours - Monday through Friday, 9:00 am to 5:00 pm

Taiwan
Primary Exchange Trading Hours - Monday through Friday, 9:00 am to 12:00 pm Saturday, 9:00 am to 11:00 am (closed 2nd & 4th Saturday of each month)

Thailand
Primary Exchange Trading Hours - Monday through Friday, 10:00 am to 12:30 pm/2:30 pm to 4:30 pm

United Kingdom
Primary Exchange Trading Hours - Monday through Friday, 9:00 am to 4:30 pm

United States
Primary Exchange Trading Hours - Monday through Friday, 9:00 am to 4:00 pm (NASDAQ) 9:30 am to 4:00 pm (NYSE)

Venezuela
Primary Exchange Trading Hours - Monday through Friday, 9:45 am to 2:00 pm


Regular Holidays. The dates in calendar year 2002 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Argentina                                   Netherlands
Jan 1         May 1       Aug 19            Jan 1          May 1        Dec 25
Mar 28        May 25      Oct 12            Mar 29         May 9        Dec 26
Mar 29        Jun17       Dec 8             Apr 1          May 20
Apr 1         Jul 9       Dec 25            Apr 30         May 20


________________________________________________________________________________
iShares Regular Holidays                                                 page 61

Australia                                                    Norway
Jan 1         Apr 25      Dec 25                             Jan 1          May 1        Dec 25
Jan 28        Jun 10      Dec 26                             Mar 28         May 9        Dec 26
Mar 29        Oct 7                                          Mar 29         May 17
Apr 1         Oct 27                                         Apr 1          May 20

Austria                                                      Portugal
Jan 1         May 1       Aug 15      Dec 8                  Jan 1          Apr 25       Aug 15     Dec 26
Jan 6         May 9       Oct 26      Dec 24                 Feb 12         May 1        Nov 1
Mar 29        May 20      Oct 27      Dec 25                 Mar 29         May 30       Dec 24
Apr 1         May 30      Nov 1       Dec 26                 Apr 1          Jun 10       Dec 25

Belgium                                                      Singapore
Jan 1         May 9       Aug 15      Dec 26                 Jan 1          Mar 29       Nov 4
Mar 29        May 10      Nov 1                              Feb 12         May 1        Dec 6
Apr 1         May 20      Nov 11                             Feb 13         May 27       Dec 25
May 1         Jul 21      Dec 25                             Feb 23         Aug 9

Brazil                                                       Spain
Jan 1         Apr 21      Oct 12      Dec 25                 Jan 1          Mar 29       Oct 12     Dec 24
Feb 11        May 1       Oct 13                             Jan 6          Apr 1        Nov 1      Dec 25
Feb 12        May 30      Nov 2                              Jan 7          May 1        Dec 6      Dec 26
Mar 29        Sep 7       Nov 15                             Mar 19         Aug 15       Dec 8

Canada                                                       Sweden
Jan 1         Aug 5       Dec 25                             Jan 1          May 9        Dec 26
Mar 29        Sep 2       Dec 26                             Mar 29         May 20
May 20        Oct 14                                         Apr 1          Jun 21
Jul 1         Nov 11                                         May 1          Dec 25

Chile                                                        Switzerland
Jan 1         May 27      Sep 19      Dec 25                 Jan 1          May 1        Dec 24
Mar 29        Jun 29      Oct 12                             Jan 2          May 9        Dec 25
Apr 24        Aug 15      Nov 1                              Mar 29         May 20       Dec 26
May 1         Sep 18      Dec 8                              Apr 1          Aug 1

Denmark                                                      Taiwan
Jan 1         Apr 26      Dec 24                             Jan 1          Feb 14       Jun 15
Mar 28        May 9       Dec 25                             Feb 11         Feb 28       Oct 10
Mar 29        May 20      Dec 26                             Feb 12         Apr 5
Apr 1         Jun 5                                          Feb 13         May 1

Finland                                                      United Kingdom
Jan 1         May 1       Dec 6                              Jan 1          Jun 3        Dec 26
Jan 6         May 9       Dec 24                             Mar 29         Jun 4
Mar 29        Jun 21      Dec 25                             Apr 1          Aug 26
Apr 1         Jun 22      Dec 26                             May 6          Dec 25

France                                                       Greece
Jan 1         May 8       Aug 15                             Jan 1          May 1        Jun 24     Dec 26
Mar 29        May 9       Nov 1                              Jan 6          May 3        Aug 15
Apr 1         May 20      Nov 11                             Mar 18         May 6        Oct 28
May 1         Jul 14      Dec 25                             Mar 25         May 7        Dec 25


________________________________________________________________________________
page 62                                                                 i|Shares

Germany                                                          Indonesia
Jan 1         May 9       Nov 1       Dec 31                     Jan 1          Mar 29       May 26     Dec 7
Mar 29        May 20      Dec 24                                 Feb 12         Apr 13       Aug 17     Dec 25
Apr 1         May 30      Dec 25                                 Feb 22         May 9        Oct 4
May 1         Oct 3       Dec 26                                 Mar 15         May 25       Dec 6

Hong Kong                                                        New Zealand
Jan 1         Mar 29      May 1       Sept 21      Dec 26        Jan 1          Feb 6        Jun 3
Feb 12        Mar 30      May 20      Oct 1                      Jan 2          Mar 29       Oct 28
Feb 13        Apr 1       Jun 15      Oct 14                     Jan 21         Apr 1        Dec 25
Feb 14        Apr 5       Jul 1       Dec 25                     Jan 28         Apr 25       Dec 26

Ireland                                                          Philippines
Jan 1         May 1       Oct 28                                 Jan 1          Mar 30       Jul 15     Nov 30
Mar 18        May 6       Dec 25                                 Feb 25         Apr 8        Aug 25     Dec 25
Mar 29        Jun 3       Dec 26                                 Mar 28         May 1        Nov 1      Dec 30
Apr 1         Aug 5                                              Mar 29         Jun 12       Nov 2      Dec 31

Italy                                                            South Africa
Jan 1         Apr 25      Dec 8                                  Jan 1          Apr 27       Sep 24
Jan 6         May 1       Dec 25                                 Mar 21         May 1        Dec 16
Mar 29        Aug 15      Dec 26                                 Mar 29         Jun 17       Dec 25
Apr 1         Nov 1                                              Apr 1          Aug 9        Dec 26

Japan                                                            Thailand
Jan 1         Feb 11      May 4       Sep 23       Dec 23        Jan 1          Apr 16       Jul 1      Dec 5
Jan 2         Mar 21      May 6       Oct 14       Dec 31        Feb 26         May 1        Jul 25     Dec 10
Jan 3         Apr 29      Jul 20      Nov 4                      Apr 8          May 6        Aug 12     Dec 31
Jan 14        May 3       Sep 16      Nov 23                     Apr 15         May 27       Oct 23

Korea                                                            United States
Jan 1         Mar 1       May 19      Aug 15       Dec 19        Jan 1          May 27       Nov 11
Feb 11        Apr 5       Jun 6       Sep 20       Dec 25        Jan 21         Jul 4        Nov 28
Feb 12        May 1       Jun 13      Sep 21                     Feb 18         Sep 2        Dec 25
Feb 13        May 5       Jul 17      Oct 3                      Mar 29         Oct 14

Malaysia                                                         Venezuela
Jan 1         Feb 23      May 25      Nov 4                      Jan 1          Mar 29       Jul 5
Feb 1         Mar 15      May 27      Dec 6                      Feb 11         Apr 19       Jul 24
Feb 12        Apr 25      Jun 1       Dec 7                      Feb 12         May 1        Dec 25
Feb 13        May 1       Aug 31      Dec 25                     Mar 28         Jun 24

Mexico
Jan 1         Mar 29      Nov 2
Feb 5         May 1       Nov 20
Mar 21        May 5       Dec 12
Mar 28        Sep 16      Dec 25


________________________________________________________________________________
iShares Taxes                                                            page 63

            Settlement Periods Greater than Seven Days for Year 2002
            --------------------------------------------------------

            Country           Trade  Date      Settlement   # of  Calendar  Days
            -------           -----------      ----------   --------------------
            Austria            12/19/2002      12/27/2002              8
                               12/20/2002      12/30/2002             10
                               12/23/2002      12/31/2002              8
            Denmark             3/25/2002        4/2/2002              8
                                3/26/2002        4/3/2002              8
                                3/27/2002        4/4/2002              8
                               12/19/2002      12/27/2002              8
                               12/20/2002      12/30/2002             10
                               12/23/2002      12/31/2002              8

            Finland            12/19/2002      12/27/2002              8
                               12/20/2002      12/30/2002             10
                               12/23/2002      12/31/2002              8

            Germany            12/19/2002      12/27/2002              8
                               12/20/2002      12/30/2002             10
                               12/23/2002      12/31/2002              8

            Greece              4/29/2002        5/8/2002              9
                                4/30/2002        5/9/2002              9
                                 5/2/2002       5/10/2002              8

            Hong Kong            2/7/2002       2/15/2002              8
                                 2/8/2002       2/18/2002             10
                                2/11/2002       2/19/2002              8

            Korea                2/6/2002       2/14/2002              8
                                 2/7/2002       2/15/2002              8
                                 2/8/2002       2/18/2002             10

            Norway              3/25/2002        4/2/2002              8
                                3/26/2002        4/3/2002              8
                                3/27/2002        4/4/2002              8

            Portugal           12/19/2002      12/27/2002              8
                               12/20/2002      12/30/2002             10
                               12/23/2002      12/31/2002              8

            South Africa       12/13/2002      12/23/2002             10
                               12/18/2002      12/27/2002              9
                               12/19/2002      12/30/2002             11

            Spain              12/19/2002      12/27/2002              8
                               12/20/2002      12/30/2002             10
                               12/23/2002      12/31/2002              8

            Switzerland        12/19/2002      12/27/2002              8
                               12/20/2002      12/30/2002             10
                               12/23/2002      12/31/2002              8

________________________________________________________________________________
page 64                                                                 i|Shares

Taxes

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled Taxes.

Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code"). To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the company's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of the company's total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the company's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the company (within the meaning of Section 851(b)(3)(B) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies).


A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year (taking into account any net capital loss carryforwards) plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax. A Fund's dividends that are paid to their corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first. The following Funds had tax basis net capital loss carryforwards as of March 31, 2002, the tax year end for the Funds listed.



    --------------------------------------------------------------------------------------------
     iShares Index Fund                         Expiring 2009      Expiring 2010        Total
    --------------------------------------------------------------------------------------------
    S&P 100                                       $     --         $ 2,240,710      $ 2,240,710
    S&P 500                                             --          16,570,119       16,570,119
    S&P 500/BARRA Growth                                --           9,841,895        9,841,895
    S&P 500/BARRA Value                                 --           5,134,741        5,134,741
    S&P MidCap 400                                      --           4,458,220        4,458,220
    S&P MidCap 400/BARRA Growth                         --          11,111,322       11,111,322
    S&P MidCap 400/BARRA Value                          --           1,442,036        1,442,036
    S&P SmallCap 600                                    --           3,199,196        3,199,196
    S&P SmallCap 600/BARRA Growth                       --           4,230,989        4,230,989
    S&P SmallCap 600/BARRA Value                        --           4,241,868        4,241,868
    S&P Global 100                                      --             329,587          329,587
    S&P Europe 350                                   3,295             904,300          907,595
    S&P/TSE 60                                          --              56,625           56,625
    Nasdaq Biotechnology                                --           2,280,865        2,280,865
    Russell 3000                                        --          21,820,617       21,820,617
    Russell 3000 Growth                                 --           4,176,050        4,176,050
    Russell 3000 Value                                  --             605,073          605,073
    Russell 2000                                        --          47,681,248       47,681,248
    Russell 2000 Growth                                 --          14,797,300       14,797,300
    Russell 2000 Value                                  --           6,838,382        6,838,382
    Russell 1000                                        --          12,325,552       12,325,552
    Russell 1000 Growth                                 --          20,107,067       20,107,067
    Russell 1000 Value                              99,151           5,765,240        5,864,391
    Russell Midcap                                      --              66,369           66,369
    Russell Midcap Growth                               --              40,231           40,231
    Russell Midcap Value                                --              30,986           30,986
    --------------------------------------------------------------------------------------------


________________________________________________________________________________
iShares Taxes                                                            page 65

The following Funds had tax basis net capital loss carryforwards as of April 30, 2002, the tax year end for the Funds listed:

    --------------------------------------------------------------------------------------------------
    iShares Index Fund                                    Expiring 2009   Expiring 2010      Total
    --------------------------------------------------------------------------------------------------
    Dow Jones U.S. Total Market                              $     --      $ 2,220,191    $ 2,220,191
    Dow Jones U.S. Basic Materials                                 --           67,181         67,181
    Dow Jones U.S. Consumer Cyclical                               --          214,348        214,348
    Dow Jones U.S. Consumer Non-Cyclical                       12,169          410,794        422,963
    Dow Jones U.S. Energy Sector                                  369          643,271        643,640
    Dow Jones U.S. Financial Sector                                --          146,667        146,667
    Dow Jones U.S. Healthcare Sector                               --          154,330        154,330
    Dow Jones U.S. Industrial Sector                               --        4,102,570      4,102,570
    Dow Jones U.S. Technology Sector                               --        3,803,426      3,803,426
    Dow Jones U.S. Telecommunications Sector                       --       10,282,380     10,282,380
    Dow Jones U.S. Utilities Sector                                --          173,950        173,950
    Dow Jones U.S. Chemicals                                       --          240,662        240,662
    Dow Jones U.S. Financial Services                              --          138,646        138,646
    Dow Jones U.S. Internet                                        --       11,854,796     11,854,796
    Cohen & Steers Realty Majors                                   --           66,455         66,455
    --------------------------------------------------------------------------------------------------


Each Fund, but in particular the iShares Europe 350 Index Fund, the iShares S&P/TSE 60 Index Fund, the iShares S&P Global 100, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, and the iShares MSCI EAFE Index Fund, may be subject to foreign income taxes withheld at source. Each Fund that is permitted to do so will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the iShares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fourteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's pro rata share of the Fund's foreign income taxes. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes.


If any Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies", the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund. In certain cases, a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).


________________________________________________________________________________
page 66                                                                i|Shares

The Trust on behalf of each Fund has the right to reject an order for a purchase of iShares if the purchaser (or group of purchasers) would, upon obtaining the iShares so ordered, own 80% or more of the outstanding iShares of a given Fund and if, pursuant to section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of iShares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Federal Tax Treatment of Futures and Options Contracts. Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

The foregoing is only a summary of certain material tax consequences affecting each Fund and shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in each Fund.




________________________________________________________________________________
iShares Taxes                                                            page 67

Determination of NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Determining NAV.


The NAV per iShare of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of iShares of such Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of per iShare for each Fund is calculated by Investors Bank and determined as of the close of the regular trading session on the AMEX (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.





In computing a Fund's NAV, the Fund's securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by BGFA in accordance with procedures adopted by the Board.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Shareholder Information.

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on iShares are distributed, as described below, on a pro rata basis to Beneficial Owners of such iShares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole iShares of the same Fund purchased in the secondary market.




________________________________________________________________________________
 page 68                                                                i|Shares

Performance and Other Information

The performance of the Funds may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return and cumulative total return.

Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (or the life of a Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of such Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.


Average annual total return after taxes on distributions is calculated according to the following formula: P(1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion).

Average annual total return is calculated according to the following formula:
P(1 + T)/n/ = ATVD (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ATVD = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion, after taxes on distributions but not after taxes on redemption).

Average annual total return is calculated according to the following formula:
P(1 + T)/n/ = ATVDR (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ATVDR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion, after taxes on distributions and redemption).

The following table sets forth each Fund's average annual total returns for the most recently completed fiscal year and since inception as of the most recent fiscal year end, calculated as set forth above.



                                                                     Fiscal
                                                           Inception  Year
Name                                                         Date     End                   1 Year
----                                                         ----     ---                   ------
                                                                                         Return After    Return After
                                                                                            After          After
                                                                                           Taxes on       Taxes on
                                                                              Return     Distribution    Redemptions  Return
                                                                              ------     ------------    -----------  ------
iShares S&P 100 Index Fund                                 10/23/00   3/31    (1.23%)       (1.62%)       (0.76%)    (14.42%)
iShares S&P 500 Index Fund                                 05/15/00   3/31     0.13%        (0.33%)        0.08%     (10.73%)
iShares S&P 500/BARRA Growth Index Fund                    05/22/00   3/31     4.64%         4.35%         2.84%     (15.89%)
iShares S&P 500/BARRA Value Index Fund                     05/22/00   3/31    (4.48%)       (5.03%)       (2.76%)     (2.58%)
iShares S&P MidCap 400 Index Fund                          05/22/00   3/31    18.75%        18.40%        11.49%       9.70%
iShares S&P MidCap 400/BARRA Growth Index Fund             07/24/00   3/31    16.03%        15.96%         9.83%      (7.96%)
iShares S&P MidCap 400/BARRA Value Index Fund              07/24/00   3/31    21.79%        21.22%        13.33%      21.92%
iShares S&P SmallCap 600 Index Fund                        05/22/00   3/31    21.74%        21.49%        13.33%      14.16%
iShares S&P SmallCap 600/BARRA Growth Index Fund           07/24/00   3/31    17.60%        17.56%        10.81%      (2.03%)
iShares S&P SmallCap 600/BARRA Value Index Fund            07/24/00   3/31    25.29%        24.92%        15.49%      22.31%
iShares S&P Global 100 Index Fund                          12/05/00   3/31    (5.32%)       (5.65%)       (3.26%)    (15.87%)
iShares S&P Global Energy Sector Index Fund                11/12/01   3/31     N/A*          N/A*          N/A*       10.10%#
iShares S&P Global Financials Sector Index Fund            11/12/01   3/31     N/A*          N/A*          N/A*        4.64%#
iShares S&P Global Healthcare Sector Index Fund            11/13/01   3/31     N/A*          N/A*          N/A*       (0.92%)#
iShares S&P Global Technology Sector Index Fund            11/12/01   3/31     N/A*          N/A*          N/A*       (2.40%)#
iShares S&P Global Telecommunications Sector Index         11/12/01   3/31     N/A*          N/A*          N/A*      (11.50%)#
Fund
iShares S&P Europe 350 Index Fund                          07/25/00   3/31    (5.16%)       (5.65%)       (3.14%)    (15.18%)
iShares S&P/TSE 60 Index Fund                              06/12/00   3/31     2.43%         2.18%         1.60%     (12.85%)
iShares S&P Latin America 40 Index Fund                    10/25/01   3/31     N/A*          N/A*          N/A*       27.16%#
iShares S&P/TOPIX 150 Index Fund                           10/23/01   3/31     N/A*          N/A*          N/A*       (4.91%)#
iShares Dow Jones U.S. Total Market Index Fund             06/12/00   4/30   (11.93%)      (12.30%)       (7.32%)    (13.28%)
iShares Dow Jones U.S. Basic Materials Sector Index        06/12/00   4/30     3.38%         2.80%         2.04%       7.47%
Fund
iShares Dow Jones U.S. Consumer Cyclical Sector            06/12/00   4/30    (7.98%)       (8.02%)       (4.91%)     (3.82%)
Index Fund
iShares Dow Jones U.S. Consumer Non-Cyclical Sector        06/12/00   4/30    19.65%        19.07%        12.02%      10.02%
Index Fund
iShares Dow Jones U.S. Energy Sector Index Fund            06/12/00   4/30   (13.34%)      (13.79%)       (8.20%)     (1.04%)
iShares Dow Jones U.S. Financial Sector Index Fund         05/22/00   4/30     0.66%         0.13%         0.39%       8.65%
iShares Dow Jones U.S. Healthcare Sector Index Fund        06/12/00   4/30    (7.60%)       (7.75%)       (4.66%)     (1.95%)
iShares Dow Jones U.S. Industrial Sector Index Fund        06/12/00   4/30   (14.72%)      (14.93%)       (9.04%)    (11.30%)
iShares Dow Jones U.S. Technology Sector Index Fund        05/15/00   4/30   (31.55%)      (31.55%)      (19.37%)    (39.56%)
iShares Dow Jones U.S. Telecommunications Sector           05/22/00   4/30   (41.12%)      (41.32%)      (25.20%)    (37.13%)
Index Fund

                                                                     Since Inception
                                                                     ---------------
                                                                      Return After   Return
                                                                         After        After
                                                                         Taxes on    Taxes on
                                                                     Distributions  Redemptions
                                                                     -------------  -----------
                                                                       (14.76%)      (11.61%)
iShares S&P 100 Index Fund                                             (11.10%)       (8.67%)
iShares S&P 500 Index Fund                                             (16.11%)      (12.61%)
iShares S&P 500/BARRA Growth Index Fund                                 (3.13%)       (2.32%)
iShares S&P 500/BARRA Value Index Fund                                   9.30%         7.61%
iShares S&P MidCap 400 Index Fund                                       (8.07%)       (6.39%)
iShares S&P MidCap 400/BARRA Growth Index Fund                          21.26%        17.39%
iShares S&P MidCap 400/BARRA Value Index Fund                           13.69%        11.19%
iShares S&P SmallCap 600 Index Fund                                     (2.24%)       (1.72%)
iShares S&P SmallCap 600/BARRA Growth Index Fund                        21.81%        17.79%
iShares S&P SmallCap 600/BARRA Value Index Fund                        (16.14%)      (12.75%)
iShares S&P Global 100 Index Fund                                       10.03%#        6.19%#
iShares S&P Global Energy Sector Index Fund                              4.60%#        2.85%#
iShares S&P Global Financials Sector Index Fund                         (0.93%)#      (0.57%)#
iShares S&P Global Healthcare Sector Index Fund                         (2.40%)#      (1.48%)#
iShares S&P Global Technology Sector Index Fund                        (11.50%)#      (7.06%)#
iShares S&P Global Telecommunications Sector Index
Fund                                                                   (15.51%)      (12.15%)
iShares S&P Europe 350 Index Fund                                      (13.21%)      (10.29%)
iShares S&P/TSE 60 Index Fund                                           26.88%#       16.66%#
iShares S&P Latin America 40 Index Fund                                 (4.91%)#      (3.01%)#
iShares S&P/TOPIX 150 Index Fund                                       (13.59%)      (10.62%)
iShares Dow Jones U.S. Total Market Index Fund                           6.76%         5.63%
iShares Dow Jones U.S. Basic Materials Sector Index
Fund                                                                    (3.96%)       (3.12%)
iShares Dow Jones U.S. Consumer Cyclical Sector
Index Fund                                                               9.57%         7.83%
iShares Dow Jones U.S. Consumer Non-Cyclical Sector
Index Fund                                                              (1.48%)       (1.05%)
iShares Dow Jones U.S. Energy Sector Index Fund                          7.82%         6.55%
iShares Dow Jones U.S. Financial Sector Index Fund                      (2.11%)       (1.63%)
iShares Dow Jones U.S. Healthcare Sector Index Fund                    (11.54%)       (9.05%)
iShares Dow Jones U.S. Industrial Sector Index Fund                    (39.56%)      (29.92%)
iShares Dow Jones U.S. Technology Sector Index Fund                    (37.51%)      (28.33%)
iShares Dow Jones U.S. Telecommunications Sector
Index Fund


________________________________________________________________________________
 iShares Performance and Other Information                               page 69

                                                               Fiscal
                                                     Inception  Year
Name                                                   Date     End                1 Year
----                                                   ----     ---                ------
                                                                        Return     Return        Return    Return
                                                                        ------                             ------
                                                                                    After        After
                                                                                  Taxes on      Taxes on
                                                                                 Distributions Redemptions
                                                                                 ------------- -----------
iShares Dow Jones U.S. Utilities Sector Index Fund   06/12/00   4/30   (21.38%)   (22.21%)      (13.13%)    (0.54%)
iShares Dow Jones U.S. Chemicals Index Fund          06/12/00   4/30     5.80%      4.93%         3.51%      6.56%
iShares Dow Jones U.S. Financial Services Index Fund 06/12/00   4/30     0.00%     (0.51%)       (0.01%)     5.70%
iShares Dow Jones U.S. Internet Index Fund           05/15/00   4/30   (50.69%)   (50.69%)      (31.12%)   (61.27%)
iShares Dow Jones U.S. Real Estate Index Fund        06/12/00   4/30    17.83%     15.03%        10.77%     18.21%
iShares Russell 3000 Index Fund                      05/22/00   3/31     1.35%      0.95%         0.82%     (8.23%)
iShares Russell 3000 Growth Index Fund               07/24/00   3/31    (1.95%)    (2.13%)       (1.20%)   (27.42%)
iShares Russell 3000 Value Index Fund                07/24/00   3/31     5.34%      4.64%         3.25%      5.32%
iShares Russell 2000 Index Fund                      05/22/00   3/31    13.40%     12.94%         8.20%      4.80%
iShares Russell 2000 Growth Index Fund               07/24/00   3/31     4.24%      4.16%         2.60%    (19.13%)
iShares Russell 2000 Value Index Fund                07/24/00   3/31    23.05%     22.21%        14.07%     22.24%
iShares Russell 1000 Index Fund                      05/15/00   3/31     0.68%      0.22%         0.40%    (10.73%)
iShares Russell 1000 Growth Index Fund               05/22/00   3/31    (2.30%)    (2.47%)       (1.41%)   (21.96%)
iShares Russell 1000 Value Index Fund                05/22/00   3/31     4.22%      3.58%         2.57%      2.92%
iShares Russell Midcap Index Fund                    07/17/01   3/31     N/A*       N/A*          N/A*       3.08%#
iShares Russell Midcap Growth Index Fund             07/17/01   3/31     N/A*       N/A*          N/A*      (3.75%)#
iShares Russell Midcap Value Index Fund              07/17/01   3/31     N/A*       N/A*          N/A*       7.14%#
iShares Cohen & Steers Realty Majors Index Fund      01/29/01   4/30    19.05%     16.26%        11.53%     15.78%
iShares Nasdaq Biotechnology Index Fund              02/05/01   3/31     0.61%      0.61%         0.38%    (19.83%)
iShares Goldman Sachs Technology Index Fund          03/13/01   7/31     N/A*       N/A*          N/A*     (32.96%)
iShares Goldman Sachs Networking Index Fund          07/10/01   7/31     N/A*       N/A*          N/A*     (59.14%)+#
iShares Goldman Sachs Semiconductor Index Fund       07/10/01   7/31     N/A*       N/A*          N/A*     (26.78%)+#
iShares Goldman Sachs Software Index Fund            07/10/01   7/31     N/A*       N/A*          N/A*     (43.98%)+#
IShares Goldman Sachs Natural Resources Index Fund   10/22/01   7/31     N/A*       N/A*          N/A*       2.01%+#
Ishares MSCI EAFE Index Fund                         08/14/01   7/31     N/A*       N/A*          N/A*      (7.41%)+#

                                                                 Since Inception
                                                                 ---------------
                                                                 Return       Return
                                                                  After       After
                                                                Taxes on      Taxes on
                                                              Distributions  Redemptions
                                                              -------------  -----------
iShares Dow Jones U.S. Utilities Sector Index Fund                (1.55%)     (0.89%)
iShares Dow Jones U.S. Chemicals Index Fund                        5.60%       4.76%
iShares Dow Jones U.S. Financial Services Index Fund               5.11%       4.28%
iShares Dow Jones U.S. Internet Index Fund                       (61.70%)    (43.64%)
iShares Dow Jones U.S. Real Estate Index Fund                     15.78%      13.42%
iShares Russell 3000 Index Fund                                   (8.56%)     (6.69%)
iShares Russell 3000 Growth Index Fund                           (27.52%)    (21.46%)
iShares Russell 3000 Value Index Fund                              4.61%       3.90%
iShares Russell 2000 Index Fund                                    4.34%       3.61%
iShares Russell 2000 Growth Index Fund                           (19.19%)    (15.10%)
iShares Russell 2000 Value Index Fund                             21.40%      17.54%
iShares Russell 1000 Index Fund                                  (11.10%)     (8.67%)
iShares Russell 1000 Growth Index Fund                           (22.10%)    (17.23%)
iShares Russell 1000 Value Index Fund                              2.34%       2.05%
iShares Russell Midcap Index Fund                                  2.78%#      1.87%#
iShares Russell Midcap Growth Index Fund                          (3.76%)#    (2.30%)#
iShares Russell Midcap Value Index Fund                            6.62%#      4.34%#
iShares Cohen & Steers Realty Majors Index Fund                   13.38%      11.38%
iShares Nasdaq Biotechnology Index Fund                          (19.83%)    (15.81%)
iShares Goldman Sachs Technology Index Fund                      (32.96%)+   (26.03%)+
iShares Goldman Sachs Networking Index Fund                      (59.14%)+#  (36.31%)+#
iShares Goldman Sachs Semiconductor Index Fund                   (26.78%)+#  (16.44%)+#
iShares Goldman Sachs Software Index Fund                        (43.98%)+#  (27.00%)+#
IShares Goldman Sachs Natural Resources Index Fund                 1.58%+#     1.24%+#
Ishares MSCI EAFE Index Fund                                     (7.51%)+#   (4.56%)+#



     *   As of June 30, 2002, this Fund had not completed a full fiscal year.
     +   Return as of June 30, 2002.
     #   Cumulative return; not annualized.


Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in a Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. However, currently the Trust does not make a dividend reinvestment option available to shareholders of iShares and such calculation is provided for informational purposes only. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it will not be expressed in terms of an average rate of return.

Quotations of cumulative total return or average annual total return reflect only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Such quotations for a Fund will vary based on changes in market conditions and the level of such Fund's expenses, and no reported performance figure should be considered an indication of performance that may be expected in the future.

The cumulative and average total returns do not take into account federal or state income taxes which may be payable; total returns would, of course, be lower if such charges were taken into account.

Whenever the Trust calculates total return using the market values of iShares as reported by the Listing Exchange, it will also calculate a similar total return using the relevant Fund's NAV. The Trust may also provide reported closing price data for iShares and calculations of any applicable premiums or discounts against NAV on its website and in the Trust prospectuses and annual reports.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Because there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.




Because some or all of certain Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of such a Fund's investment performance. Historical information on the
________________________________________________________________________________
 page 70                                                                i|Shares
value of the dollar versus foreign currencies may be used from time to time in advertisements. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance information for any of the countries in which a Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

In addition, in connection with the communication of its performance to current or prospective shareholders, a Fund also may compare those figures to the performance of certain unmanaged indices which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indices include, but are not limited to the following:

[X] Dow Jones Industrial Average
[X] Consumer Price Index
[X] Standard & Poor's 500 Composite Stock Price Index (S&P 500)
[X] NASDAQ OTC Composite Index
[X] NASDAQ Industrials Index
[X] International Finance Corporation's (Global) Composite and (Investable)
    Composite Indices
[X] Morgan Stanley Capital International Indices
[X] NASDAQ Composite Index
[X] Wilshire 5000 Stock Index

Financial Statements

The Fund's audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, independent accountants, are hereby incorporated by reference in this Statement of Additional Information. The Annual Report to Shareholders is delivered with this Statement of Additional Information to shareholders requesting this Statement of Additional Information.

Miscellaneous Information

Counsel. Morgan, Lewis & Bockius LLP, Washington, D.C., is counsel to the Trust.

Independent Auditors. PricewaterhouseCoopers LLP, located at 333 Market Street, San Francisco, CA 94105, serve as the independent accountants of the Trust. They audit the Funds' financial statements and perform other related audit services.

________________________________________________________________________________
iShares Financial Statements                                             page 71

                                                         BGI-F-003-08000 (10/01)

________________________________________________________________________________
page 72                                                                 i|Shares

Other Information


Item 23   Exhibits


Exhibit Number          Description

(a) Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(b) Amended and Restated By-Laws is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(c)                     Not applicable.

(d.1) Investment Advisory Agreement between the Trust and Barclays Global Fund advisors is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.


(d.2) Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors amended as of February 28, 2002 for iShares Lehman Liquid Corporate Bond Fund and iShares GS $InvesTop Corporate Bond Fund is filed herewith.

(e.1) Distribution Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(e.2) Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company amended as of February 28, 2002 for iShares Lehman Liquid Corporate Bond Fund and iShares GS $InvesTop Corporate Bond Fund is filed herewith.

(e.4) Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(f)                     Not applicable.

(g.1) Custodian Agreement between the Trust and Investors Bank & Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(g.2) Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust Company amended as of February 28, 2002 for iShares Lehman Liquid Corporate Bond Fund and iShares GS $InvesTop Corporate Bond Fund is filed herewith.

(g.3) Securities Lending Agency Agreement between Investors Bank & Trust Company and the Trust is incorporated herein by reference to exhibit (g.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(g.4) Schedule A to the Securities Lending Agency Agreement as amended February 28, 2002 for iShares Lehman Liquid Corporate Bond Fund and iShares GS $InvesTop Corporate Bond Fund is filed herewith.

(g.5) Delegation Agreement between the Trust and Investors Bank & Trust Company is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.1) Administration Agreement between the Trust and Investors Bank & Trust Company is incorporated herein by reference to the Post-Effective Amendment No. 2, filed May 12, 2000.

(h.2) Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust Company as amended February 28, 2002 for iShares Lehman Liquid Corporate Bond Fund and iShares GS $InvesTop Corporate Bond Fund is filed herewith.

(h.3) Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust Company is incorporated herein by reference to exhibit (h.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.4) Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust Company as amended February 28, 2002 for iShares Lehman Liquid Corporate Bond Fund and iShares GS $InvesTop Corporate Bond Fund is filed herewith.

(h.5) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds is incorporated herein by reference to exhibit (h.3.i) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.6) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for Dow Jones Funds is incorporated herein by reference to exhibit (h.3.ii) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.7) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for Russell Funds is incorporated herein by reference to exhibit (h.3.iii) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.8) Amended Exhibit A to the Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds for iShares S&P 100 Index Fund and iShares S&P Global 100 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 6, filed October 19, 2000.

(h.9) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.10) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares NASDAQ Biotechnology Index Fund is incorporated herein by reference to Post-Effective Amendment No. 13, filed July 31, 2001.

(h.11) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares Goldman Sachs Technology Index Fund, iShares Goldman Sachs Utilities Index Fund, iShares Goldman Sachs Health Care Index Fund, iShares Goldman Sachs Natural Resources Index Fund, iShares Goldman Sachs Cyclical Industries Index Fund, iShares Goldman Sachs Consumer Industries Index Fund, iShares Goldman Sachs Financials Index Fund, iShares Goldman Sachs Hardware Index Fund, iShares Goldman Sachs Multimedia Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund, and iShares Goldman Sachs Software Index Fund - to be filed by amendment

(h.12) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares Lehman Funds is filed herewith.

(h.13) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares Goldman Investop Fund is filed herewith.

(i)            Legal Opinion and Consent of Counsel is filed herewith.

(j.1)          Consent of PricewaterhouseCoopers LLC is filed herewith.

(j.2) Power of Attorney dated February 28, 2002 is incorporated herein by reference to Post-Effective No. 15, filed March 29, 2002.

(j.3) Power of Attorney dated March 25, 2002 is incorporated herein by reference to Post-Effective No. 15, filed March 29, 2002.

(k)            Not applicable

(l.1) Subscription Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(l.2) Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(1.3) Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)            Not applicable

(n)            Not applicable

(o)            Not applicable

(p.i) iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(p.ii) Barclays Global Investors, N.A. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(p.iii) Code of SEI Investments Company as of December 2000 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 to the Registration Statement of SEI Insurance Products Trust (SEC No. 333-70013) filed with the SEC via EDGAR Accession No. 0000912057-01-511209 on April 27, 2001.

Item 24   Persons Controlled By or Under Common Control with Registrant

None

Item 25   Indemnification

     The Trust is organized as a Delaware business trust and is operated pursuant to an Agreement and Declaration of Trust, (the "Declaration of Trust"), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. (a)   Business and Other Connections of Investment Adviser

     The Trust is advised by Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), 45 Fremont Street, San Francisco, CA 94105. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

     The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


Name and Position         Principal Business(es) During the last Two Fiscal Years
Patricia Dunn             Managing Director of BGFA
Managing Director         45 Fremont Street, San Francisco, CA 94105

Blake R. Grossman         Director of BGFA and Chairman and Director of BGI
Director                  45 Fremont Street, San Francisco, CA 94105

Garrett F. Bouton         Chairman of the Board of Directors of BGFA and Chief
Chairman                  Executive Officer and Director of BGI
                          45 Fremont Street, San Francisco, CA  94105

Alison Davis              Officer of BGFA and Chief Financial Officer of BGI
Officer                   45 Fremont Street, San Francisco, CA  94105

Andrea M. Zulberti        Director of BGFA and Chief Administrative Officer of BGI
Director                  45 Fremont Street, San Francisco, CA  94105

Joanne T. Medero          Secretary of BGFA
Officer                   45 Fremont Street, San Francisco, CA  94105

Theda R. Haber            Assistant Secretary of BGFA
Officer                   45 Fremont Street, San Francisco, CA  94105

Terri L. Slane            Secretary of BGFA
Officer                   45 Fremont Street, San Francisco, CA  94105


Item 27  Principal Underwriters

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

     SEI Daily Income Trust                         July 15, 1982
     SEI Liquid Asset Trust                         November 29, 1982
     SEI Tax Exempt Trust                           December 3, 1982
     SEI Index Funds                                July 10, 1985
     SEI Institutional Managed Trust                January 22, 1987
     SEI Institutional International Trust          August 30, 1988
     The Advisors' Inner Circle Fund                November 14, 1991
     STI Classic Funds                              May 29, 1992
     The Arbor Fund                                 January 28, 1993

     The Achievement Funds Trust                    December 27, 1994
     Bishop Street Funds                            January 27, 1995
     STI Classic Variable Trust                     August 18, 1995
     SEI Asset Allocation Trust                     April 1, 1996
     SEI Institutional Investments Trust            June 14, 1996
     HighMark Funds                                 February 15, 1997
     Armada Funds                                   March 8, 1997
     The Expedition Funds                           June 9, 1997
     Oak Associates Funds                           February 27, 1998
     The Nevis Fund, Inc.                           June 29, 1998
     CNI Charter Funds                              April 1, 1999
     The Armada Advantage Fund                      May 1, 1999
     Amerindo Funds Inc.                            July 13, 1999
     SEI Insurance Products Trust                   March 29, 2000
     Pitcairn Funds                                 August 1, 2000
     First Focus Funds, Inc.                        October 1, 2000
     JohnsonFamily Funds, Inc.                      November 1, 2000
     The MDL Funds                                  January 24, 2001
     Causeway Capital Management Trust              September 20, 2001

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                           Position and Office                                 Positions and Offices
Name                       with Underwriter                                    with Registrant
----                       ----------------                                    ---------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors               --
Richard B. Lieb            Director, Executive Vice President                         --
Carmen V. Romeo            Director                                                   --
Mark J. Held               President & Chief Operating Officer                        --
Dennis J. McGonigle        Executive Vice President                                   --
Robert M. Silvestri        Chief Financial Officer & Treasurer                        --
Todd Cipperman             Senior Vice President & General Counsel                    --
Carl A. Guarino            Senior Vice President                                      --
Jack May                   Senior Vice President                                      --
Kevin P. Robins            Senior Vice President                                      --
Patrick K. Walsh           Senior Vice President                                      --
Wayne M. Withrow           Senior Vice President                                      --
Robert Aller               Vice President                                             --
John D. Anderson           Vice President & Managing Director                         --

Timothy D. Barto           Vice President & Assistant Secretary                       --
Robert Crudup              Vice President & Managing Director                         --
Richard A. Deak            Vice President & Assistant Secretary                       --
Scott W. Dellorfano        Vice President & Managing Director                         --
Barbara Doyne              Vice President                                             --
Jeff Drennen               Vice President                                             --
Scott C. Fanatico          Vice President & Managing Director                         --
Vic Galef                  Vice President & Managing Director                         --
Steven A. Gardner          Vice President & Managing Director                         --
Lydia A. Gavalis           Vice President & Assistant Secretary                       --
Greg Gettinger             Vice President & Assistant Secretary                       --
Kathy Heilig               Vice President                                             --
Jeff Jacobs                Vice President                                             --
Bridget Jensen             Vice President                                             --
Samuel King                Vice President                                             --
John Kirk                  Vice President & Managing Director                         --
Kim Kirk                   Vice President & Managing Director                         --
John Krzeminski            Vice President & Managing Director                         --
Karen LaTourette           Secretary                                                  --
Alan H. Lauder             Vice President                                             --
Paul Lonergan              Vice President & Managing Director                         --
Ellen Marquis              Vice President                                             --
Christine M. McCullough    Vice President & Assistant Secretary                       --
Carolyn McLaurin           Vice President & Managing Director                         --
Mark Nagle                 Vice President                                             --
Joanne Nelson              Vice President                                             --
Rob Redican                Vice President                                             --
Maria Rinehart             Vice President                                             --
Steve Smith                Vice President                                             --
Daniel Spaventa            Vice President                                             --
Kathryn L. Stanton         Vice President                                             --
Sherri K. Vetterlein       Vice President & Assistant Secretary                       --
Lori L. White              Vice President & Assistant Secretary                       --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                       --

Item 28  Location of Accounts and Records

(a) The Fund maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the "Records") at the offices of Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as advisor at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distribution Company maintains all Records relating to its services as distributor at 1 Freedom Valley Drive, Oaks, PA 19456.

(d) Investors Bank & Trust Company maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.


Item 29   Management Services.

Not applicable.

Item 30   Undertaking

Not applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment company Act, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 26th day of July, 2002.


                                            By:  /s/ Garrett F. Bouton
                                                --------------------------------
                                                Garrett F. Bouton
                                                President

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


                                            By: /s/ Garret F. Bouton
                                                --------------------------------
                                                Garrett F. Bouton
                                                Trustee and President
                                                Date: July 26, 2002


                                                --------------------------------
                                                John B. Carroll*
                                                Trustee
                                                Date: July 26, 2002


                                                --------------------------------
                                                Richard K. Lyons*
                                                Trustee
                                                Date: July 26, 2002


                                                --------------------------------
                                                Nathan Most*
                                                Trustee
                                                Date: July 26, 2002


                                                --------------------------------
                                                George G. C. Parker*
                                                Trustee
                                                Date: July 26, 2002


                                                --------------------------------
                                                W. Allen Reed*
                                                Trustee
                                                Date: July 26, 2002


                                            *By /s/ Garrett F. Bouton
                                                --------------------------------
                                                Garrett F. Bouton
                                                Attorney in fact
                                                Date: July 26, 2002

Exhibit Number    Description

(d.2) Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors amended as of February 28, 2002 for iShares Lehman Liquid Corporate Bond Fund and iShares GS $InvesTop Corporate Bond Fund.

(e.2) Exhibit A to the Distribution Agreement between the Trust and Investments Distribution Company amended as of February 28, 2002 for iShares Lehman Liquid Corporate Bond Fund and iShares GS $InvesTop Corporate Bond Fund.

(g.2) Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust Company amended as of February 28, 2002 for iShares Lehman Liquid Corporate Bond Fund and iShares GS $InvesTop Corporate Bond Fund.

(g.4) Schedule A to the Securities Lending Agency Agreement as amended February 28, 2002 for iShares Lehman Liquid Corporate Bond Fund and iShares GS $InvesTop Corporate Bond Fund.

(h.2) Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust Company as amended February 28, 2002 for iShares Lehman Liquid Corporate Bond Fund and iShares GS $InvesTop Corporate Bond Fund.

(h.4) Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust Company as amended February 28, 2002 for iShares Lehman Liquid Corporate Bond Fund and iShares GS $InvesTop Corporate Bond Fund is filed herewith.

(h.12)            Sublicense Agreement between Barclays Global Investors, N.A.
                  and the Trust for iShares Lehman Funds is filed herewith.

(h.13)            Sublicense Agreement between Barclays Global Investors, N.A.
                  and the Trust for iShares Goldman Investop Fund is filed herewith.

(i)               Legal Opinion and Consent of Counsel.

(j.1)             Consent of Pricewaterhouse Coopers LLC.